UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation,

655 9th Street, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2016
Date of reporting period:	May 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 99.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.22%			REITS (continued)
TransDigm Group Inc (a)	157,873	$41,606	Equinix Inc	37,494	$13,573
					$68,360

Banks - 4.24%			Retail - 14.57%
Wells Fargo & Co	1,080,861	54,821	AutoZone Inc (a)	16,233	12,373
			CarMax Inc (a)	551,111	29,573
			Dollar Tree Inc (a)	201,551	18,248
Beverages - 1.91%			Starbucks Corp	745,576	40,925
Anheuser-Busch InBev SA/NV ADR	195,233	24,642	TJX Cos Inc/The	262,609	19,990
			Walgreens Boots Alliance Inc	433,805	33,576
Chemicals - 2.50%			Yum! Brands Inc	412,055	33,825
Air Products & Chemicals Inc	119,203	17,003			$188,510
Monsanto Co	136,573	15,361
			Software - 3.30%
		$32,364	Adobe Systems Inc (a)	1,833	182
Commercial Services - 5.19%			Microsoft Corp	800,805	42,443
Moody's Corp	351,285	34,651			$42,625
PayPal Holdings Inc (a)	860,798	32,529	TOTAL COMMON STOCKS		$1,291,965
		$67,180	INVESTMENT COMPANIES - 0.05%	Shares Held Value (000's)

Diversified Financial Services - 9.75%			Publicly Traded Investment Fund - 0.05%
BlackRock Inc	33,555	12,209	Goldman Sachs Financial Square Funds -	675,827	676
FNF Group	296,172	10,351	Government Fund
MasterCard Inc	573,823	55,030
Visa Inc	614,472	48,506	TOTAL INVESTMENT COMPANIES		$676
		$126,096	Total Investments		$1,292,641
Engineering & Construction - 1.67%			Other Assets and Liabilities - 0.06%		$733
SBA Communications Corp (a)	217,174	21,587	TOTAL NET ASSETS - 100.00%		$1,293,374

Food - 2.50%			(a) Non-Income Producing Security
Mondelez International Inc	455,871	20,282
Nestle SA ADR	163,289	12,067
		$32,349
			Portfolio Summary (unaudited)
Healthcare - Products - 2.02%			Sector		Percent
Danaher Corp	266,089	26,173	Financial		34.41%
			Communications		23.81%
Insurance - 10.17%			Consumer, Cyclical		14.57%
Aon PLC	333,006	36,387	Consumer, Non-cyclical		14.42%
Berkshire Hathaway Inc - Class B (a)	448,469	63,028	Industrial		5.67%
Markel Corp (a)	33,748	32,162	Technology		3.30%
		$131,577	Basic Materials		2.50%
			Energy		1.21%
Internet - 18.96%			Exchange Traded Funds		0.05%
Alphabet Inc - A Shares (a)	10,362	7,759	Other Assets and Liabilities		0.06%
Alphabet Inc - C Shares (a)	123,309	90,721	TOTAL NET ASSETS		100.00%
Amazon.com Inc (a)	122,677	88,670
Facebook Inc (a)	418,344	49,703
Liberty Ventures (a)	225,722	8,422
		$245,275

Media - 4.85%
Liberty Broadband Corp - C Shares (a)	390,813	22,601
Liberty Global PLC - C Shares (a)	1,072,732	38,758
Liberty Global Plc LiLAC - C Shares (a)	32,298	1,379
		$62,738

Miscellaneous Manufacturers - 0.78%
Colfax Corp (a)	370,673	10,042

Pharmaceuticals - 2.80%
Zoetis Inc	763,603	36,210

Pipelines - 1.21%
Kinder Morgan Inc/DE	867,295	15,681

Real Estate - 4.96%
Brookfield Asset Management Inc	1,827,038	64,129

REITS - 5.29%
American Tower Corp	517,937	54,787

See accompanying notes

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 11.19%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 11.19%
Morgan Stanley Institutional Liquidity Funds -	194,656,799	$194,657	Airlines (continued)
Government Portfolio			Southwest Airlines Co
			2.75%, 11/06/2019	$300	$307
TOTAL INVESTMENT COMPANIES		$194,657			$596
	Principal		Apparel - 0.03%
BONDS- 34.57%	Amount (000's) Value (000's)		NIKE Inc
Advertising - 0.03%			3.88%, 11/01/2045	500	524
Interpublic Group of Cos Inc/The
4.20%, 04/15/2024	$50	$53	Automobile Asset Backed Securities - 0.22%
Omnicom Group Inc			Ally Auto Receivables Trust 2015-2
3.60%, 04/15/2026	500	513	1.84%, 06/15/2020	1,000	1,010
4.45%, 08/15/2020	30	33	Americredit Automobile Receivables Trust
		$599	2014-4
			1.27%, 07/08/2019(a)	500	500
Aerospace & Defense - 0.40%
Boeing Capital Corp			Capital Auto Receivables Asset Trust 2014-3
4.70%, 10/27/2019	35	39	1.48%, 11/20/2018	164	164
Boeing Co/The			CarMax Auto Owner Trust 2013-4
2.35%, 10/30/2021	1,000	1,025	1.28%, 05/15/2019	400	400
Harris Corp			CarMax Auto Owner Trust 2014-3
3.83%, 04/27/2025	200	208	1.16%, 06/17/2019	380	380
4.40%, 12/15/2020	40	42	CarMax Auto Owner Trust 2015-2
L-3 Communications Corp			1.37%, 03/16/2020	675	676
3.95%, 05/28/2024	178	180	Ford Credit Auto Owner Trust 2014-A
4.95%, 02/15/2021	30	32	0.79%, 05/15/2018	200	200
Lockheed Martin Corp			Honda Auto Receivables 2013-3 Owner
3.35%, 09/15/2021	500	527	Trust
3.55%, 01/15/2026	190	202	1.13%, 09/16/2019	360	360
3.80%, 03/01/2045	250	244	Honda Auto Receivables 2013-4 Owner
4.07%, 12/15/2042	30	30	Trust
4.50%, 05/15/2036	685	754	1.04%, 02/18/2020	50	50
4.70%, 05/15/2046	60	67			$3,740
Northrop Grumman Corp			Automobile Manufacturers - 0.38%
3.50%, 03/15/2021	30	32	American Honda Finance Corp
5.05%, 11/15/2040	500	583	1.60%, 07/13/2018	350	352
Raytheon Co			Ford Motor Co
3.13%, 10/15/2020	30	32	4.75%, 01/15/2043	400	409
4.70%, 12/15/2041	750	863	7.45%, 07/16/2031	500	653
Spirit AeroSystems Inc			Ford Motor Credit Co LLC
5.25%, 03/15/2022	500	528	2.15%, 01/09/2018	300	301
United Technologies Corp			2.60%, 11/04/2019	500	508
3.10%, 06/01/2022	500	524	3.34%, 03/18/2021	500	512
4.50%, 04/15/2020	550	608	3.66%, 09/08/2024	725	736
4.50%, 06/01/2042	390	427	5.00%, 05/15/2018	500	530
6.13%, 07/15/2038	46	60	5.88%, 08/02/2021	100	114
		$7,007	PACCAR Financial Corp
Agriculture - 0.29%			2.20%, 09/15/2019	20	20
Altria Group Inc			Toyota Motor Credit Corp
4.25%, 08/09/2042	150	156	1.70%, 02/19/2019	500	504
4.75%, 05/05/2021	500	562	1.90%, 04/08/2021	500	499
10.20%, 02/06/2039	540	976	2.00%, 10/24/2018	400	406
Archer-Daniels-Midland Co			2.75%, 05/17/2021	500	518
4.02%, 04/16/2043	350	361	3.30%, 01/12/2022	500	532
4.48%, 03/01/2021(a)	8	9			$6,594
Philip Morris International Inc			Automobile Parts & Equipment - 0.07%
2.75%, 02/25/2026	500	504	BorgWarner Inc
2.90%, 11/15/2021	400	415	4.38%, 03/15/2045	300	292
4.13%, 03/04/2043	300	307	Delphi Corp
5.65%, 05/16/2018	430	467	4.15%, 03/15/2024	133	140
Reynolds American Inc			Johnson Controls Inc
4.45%, 06/12/2025	220	242	3.75%, 12/01/2021	755	786
6.15%, 09/15/2043	500	617	5.25%, 12/01/2041	30	32
8.13%, 06/23/2019	430	508			$1,250
		$5,124
			Banks- 5.89%
Airlines - 0.03%			Abbey National Treasury Services PLC/United
American Airlines 2014-1 Class A Pass			Kingdom
Through Trust			3.05%, 08/23/2018	1,000	1,029
3.70%, 04/01/2028	18	19	Associated Banc-Corp
American Airlines 2016-1 Class AA Pass			4.25%, 01/15/2025	300	305
Through Trust
3.58%, 07/15/2029	260	270

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Australia & New Zealand Banking Group			Compass Bank
Ltd/New York NY			3.88%, 04/10/2025	$500	$471
2.25%, 06/13/2019	$550	$559	Cooperatieve Rabobank UA
Bank of America Corp			3.88%, 02/08/2022	950	1,027
1.95%, 05/12/2018	310	311	5.25%, 08/04/2045	500	551
2.25%, 04/21/2020	160	159	Cooperatieve Rabobank UA/NY
2.60%, 01/15/2019	600	610	1.70%, 03/19/2018	500	503
2.63%, 04/19/2021	775	779	2.25%, 01/14/2019	250	254
2.65%, 04/01/2019	625	635	3.38%, 05/21/2025	500	518
3.30%, 01/11/2023	600	611	Credit Suisse AG/New York NY
3.50%, 04/19/2026	335	340	1.70%, 04/27/2018	500	501
4.00%, 04/01/2024	850	895	3.00%, 10/29/2021	250	254
4.25%, 10/22/2026	800	812	3.63%, 09/09/2024	500	521
4.88%, 04/01/2044	450	498	5.40%, 01/14/2020	800	868
5.63%, 07/01/2020	500	559	Credit Suisse Group Funding Guernsey Ltd
6.00%, 09/01/2017	100	105	3.80%, 09/15/2022	1,130	1,140
6.11%, 01/29/2037	850	984	Deutsche Bank AG
6.88%, 04/25/2018	850	928	4.10%, 01/13/2026	750	749
Bank of America NA			Deutsche Bank AG/London
1.75%, 06/05/2018	900	902	1.88%, 02/13/2018	500	497
6.10%, 06/15/2017	850	891	Discover Bank/Greenwood DE
Bank of Montreal			3.20%, 08/09/2021	1,000	1,010
1.40%, 04/10/2018	500	500	Fifth Third Bancorp
2.38%, 01/25/2019	500	510	2.88%, 07/27/2020	500	508
Bank of Nova Scotia/The			4.30%, 01/16/2024	50	53
1.30%, 07/21/2017	300	300	Fifth Third Bank/Cincinnati OH
2.45%, 03/22/2021	750	760	2.30%, 03/15/2019	300	304
2.80%, 07/21/2021	500	516	First Tennessee Bank NA
Bank One Corp			2.95%, 12/01/2019	300	299
8.00%, 04/29/2027	1,000	1,323	Goldman Sachs Group Inc/The
Barclays PLC			2.00%, 04/25/2019	500	501
2.88%, 06/08/2020	300	298	2.38%, 01/22/2018	250	253
3.25%, 01/12/2021	285	287	2.55%, 10/23/2019	1,300	1,318
4.38%, 01/12/2026	380	387	2.60%, 04/23/2020	300	303
5.25%, 08/17/2045	750	788	2.63%, 04/25/2021	500	501
BB&T Corp			2.75%, 09/15/2020	250	253
1.60%, 08/15/2017	50	50	2.90%, 07/19/2018	500	511
2.45%, 01/15/2020	500	510	4.75%, 10/21/2045	100	107
6.85%, 04/30/2019	45	51	5.15%, 05/22/2045	300	309
BNP Paribas SA			5.25%, 07/27/2021	1,350	1,511
2.45%, 03/17/2019	400	406	5.95%, 01/15/2027	700	798
2.70%, 08/20/2018	400	409	6.13%, 02/15/2033	850	1,045
BPCE SA			6.25%, 09/01/2017	230	243
1.63%, 01/26/2018	300	300	6.25%, 02/01/2041	220	280
Branch Banking & Trust Co			6.75%, 10/01/2037	150	182
3.80%, 10/30/2026	1,000	1,067	HSBC Bank USA NA/New York NY
Capital One Financial Corp			5.63%, 08/15/2035	500	578
3.50%, 06/15/2023	40	41	HSBC Holdings PLC
4.75%, 07/15/2021	400	441	3.40%, 03/08/2021	750	768
Capital One NA/Mclean VA			3.90%, 05/25/2026	500	507
1.65%, 02/05/2018	300	299	4.25%, 08/18/2025	750	751
Citigroup Inc			6.10%, 01/14/2042	600	774
1.70%, 04/27/2018	500	499	HSBC USA Inc
1.85%, 11/24/2017	750	752	2.35%, 03/05/2020	500	499
2.15%, 07/30/2018	370	372	3.50%, 06/23/2024	500	509
2.50%, 09/26/2018	500	508	JPMorgan Chase & Co
3.30%, 04/27/2025	1,250	1,260	1.63%, 05/15/2018	1,000	1,000
4.60%, 03/09/2026	1,000	1,038	2.20%, 10/22/2019	1,550	1,564
4.75%, 05/18/2046	350	343	2.25%, 01/23/2020	530	532
5.50%, 09/13/2025	800	882	2.55%, 03/01/2021	1,500	1,512
6.68%, 09/13/2043	300	371	3.13%, 01/23/2025	800	807
8.13%, 07/15/2039	279	422	3.20%, 01/25/2023	132	136
Citizens Bank NA/Providence RI			3.63%, 05/13/2024	100	105
1.60%, 12/04/2017	500	497	3.88%, 09/10/2024	25	26
Comerica Inc			3.90%, 07/15/2025	750	797
3.80%, 07/22/2026	50	49	4.13%, 12/15/2026	500	518
Commonwealth Bank of Australia/New York			4.50%, 01/24/2022	100	110
NY			4.85%, 02/01/2044	400	463
1.40%, 09/08/2017	780	781	5.60%, 07/15/2041	70	87
2.05%, 03/15/2019	500	504	KeyBank NA/Cleveland OH
			3.30%, 06/01/2025	500	516

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
KeyCorp			Sumitomo Mitsui Banking Corp
2.30%, 12/13/2018	$750	$757	1.35%, 07/11/2017	$750	$749
KFW			1.95%, 07/23/2018	800	803
0.00%, 04/18/2036(b)	260	146	Toronto-Dominion Bank/The
1.00%, 01/26/2018	300	300	2.13%, 07/02/2019	750	759
1.00%, 06/11/2018	1,600	1,598	2.63%, 09/10/2018	1,000	1,025
1.13%, 08/06/2018	1,000	1,001	UBS AG/Stamford CT
1.50%, 02/06/2019	500	504	1.38%, 08/14/2017	650	650
1.50%, 06/15/2021	210	209	1.80%, 03/26/2018	500	502
1.63%, 03/15/2021	1,535	1,542	US Bancorp
1.75%, 10/15/2019	550	558	3.00%, 03/15/2022	50	52
1.88%, 04/01/2019	1,200	1,224	3.60%, 09/11/2024	750	790
2.00%, 05/02/2025	280	281	US Bank NA/Cincinnati OH
2.13%, 01/17/2023	500	511	2.13%, 10/28/2019	500	507
2.50%, 11/20/2024	300	313	Wells Fargo & Co
2.75%, 09/08/2020	1,100	1,158	1.15%, 06/02/2017	950	949
4.00%, 01/27/2020	100	109	1.50%, 01/16/2018	100	100
Korea Development Bank/The			2.60%, 07/22/2020	1,250	1,275
3.38%, 09/16/2025	500	532	3.00%, 01/22/2021	500	516
Landwirtschaftliche Rentenbank			3.00%, 04/22/2026	400	400
1.00%, 04/04/2018	500	500	3.30%, 09/09/2024	1,000	1,031
2.38%, 06/10/2025	750	772	3.45%, 02/13/2023	500	512
Lloyds Bank PLC			3.90%, 05/01/2045	620	627
2.00%, 08/17/2018	750	752	4.10%, 06/03/2026	500	528
2.40%, 03/17/2020	500	507	4.65%, 11/04/2044	500	518
Lloyds Banking Group PLC			5.38%, 02/07/2035	250	301
4.65%, 03/24/2026	400	404	Westpac Banking Corp
Manufacturers & Traders Trust Co			2.10%, 05/13/2021	390	388
2.10%, 02/06/2020	300	300	2.85%, 05/13/2026	500	497
6.63%, 12/04/2017	500	534	4.88%, 11/19/2019	50	55
Mitsubishi UFJ Financial Group Inc					$102,419
2.95%, 03/01/2021	750	768
Morgan Stanley			Beverages - 0.75%
2.50%, 04/21/2021	1,000	997	Anheuser-Busch InBev Finance Inc
3.70%, 10/23/2024	1,000	1,032	1.90%, 02/01/2019	345	347
3.75%, 02/25/2023	100	104	2.65%, 02/01/2021	609	620
4.30%, 01/27/2045	750	763	3.65%, 02/01/2026	1,220	1,269
4.35%, 09/08/2026	500	516	4.70%, 02/01/2036	945	1,023
4.88%, 11/01/2022	650	706	4.90%, 02/01/2046	1,100	1,228
5.50%, 07/24/2020	700	782	Anheuser-Busch InBev Worldwide Inc
5.50%, 07/28/2021	1,000	1,128	1.38%, 07/15/2017	750	752
5.75%, 01/25/2021	100	113	3.75%, 07/15/2042	750	717
6.25%, 08/28/2017	100	106	5.00%, 04/15/2020	609	676
6.38%, 07/24/2042	200	261	6.38%, 01/15/2040	40	52
7.30%, 05/13/2019	450	515	6.88%, 11/15/2019	40	47
National Australia Bank Ltd/New York			8.20%, 01/15/2039	40	62
2.63%, 07/23/2020	500	512	Coca-Cola Co/The
Oesterreichische Kontrollbank AG			2.45%, 11/01/2020	750	777
1.50%, 10/21/2020	220	219	3.15%, 11/15/2020	440	468
2.38%, 10/01/2021	750	775	3.30%, 09/01/2021	750	802
PNC Bank NA			Coca-Cola Femsa SAB de CV
1.60%, 06/01/2018	430	431	2.38%, 11/26/2018	540	546
1.85%, 07/20/2018	450	453	Diageo Capital PLC
2.70%, 11/01/2022	300	299	4.83%, 07/15/2020	50	56
PNC Funding Corp			5.75%, 10/23/2017	750	796
3.30%, 03/08/2022	400	423	Diageo Investment Corp
6.70%, 06/10/2019	365	416	2.88%, 05/11/2022	30	31
Royal Bank of Canada			Dr Pepper Snapple Group Inc
1.25%, 06/16/2017	350	350	2.60%, 01/15/2019	30	31
2.35%, 10/30/2020	500	508	Pepsi Bottling Group Inc/The
4.65%, 01/27/2026	500	523	7.00%, 03/01/2029	750	1,047
Santander Holdings USA Inc			PepsiCo Inc
2.65%, 04/17/2020	500	499	2.75%, 03/05/2022	280	290
Societe Generale SA			3.60%, 08/13/2042	400	385
2.63%, 10/01/2018	50	51	4.50%, 01/15/2020	1,000	1,105
State Street Corp					$13,127
2.55%, 08/18/2020	220	226	Biotechnology - 0.29%
2.65%, 05/19/2026	500	497	Amgen Inc
3.10%, 05/15/2023	50	51	5.65%, 06/15/2042	500	588
3.55%, 08/18/2025	200	214	5.70%, 02/01/2019	34	38
			5.75%, 03/15/2040	530	627

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)

Biotechnology (continued)			Commercial Mortgage Backed Securities (continued)
Biogen Inc			Citigroup Commercial Mortgage Trust 2008-
2.90%, 09/15/2020	$500	$515	C7
4.05%, 09/15/2025	160	171	6.14%, 12/10/2049(a)		$30	$31
Celgene Corp			Citigroup Commercial Mortgage Trust 2013-
2.30%, 08/15/2018	440	446	GC15
3.88%, 08/15/2025	290	303	4.37%, 09/10/2046		500	560
5.00%, 08/15/2045	230	244	Citigroup Commercial Mortgage Trust 2015-
Gilead Sciences Inc			GC33
2.05%, 04/01/2019	40	41	3.52%, 09/10/2058		1,000	1,056
2.35%, 02/01/2020	300	306	COMM 2012-CCRE2 Mortgage Trust
3.70%, 04/01/2024	600	637	3.79%, 08/15/2045		200	213
4.60%, 09/01/2035	590	631	COMM 2012-CCRE4 Mortgage Trust
4.75%, 03/01/2046	400	428	3.25%, 10/15/2045		500	516
		$4,975	COMM 2013-CCRE6 Mortgage Trust
			3.10%, 03/10/2046(a)		500	521
Building Materials - 0.00%			COMM 2013-CCRE9 Mortgage Trust
Owens Corning			1.34%, 07/10/2045		29	29
4.20%, 12/15/2022	30	31	COMM 2014-CCRE15 Mortgage Trust
			4.07%, 02/10/2047		500	550
Chemicals - 0.53%			COMM 2014-LC15 Mortgage Trust
Agrium Inc			4.20%, 04/10/2047		350	381
5.25%, 01/15/2045	300	309	COMM 2014-UBS3 Mortgage Trust
CF Industries Inc			3.82%, 06/10/2047		550	592
3.45%, 06/01/2023	500	492	COMM 2015-DC1 Mortgage Trust
4.95%, 06/01/2043	240	213	2.87%, 02/10/2048		1,000	1,030
5.15%, 03/15/2034	250	238	3.08%, 02/10/2048(a)		500	512
Dow Chemical Co/The			COMM 2015-LC19 Mortgage Trust
3.50%, 10/01/2024	250	259	3.18%, 02/10/2048(a)		500	518
8.55%, 05/15/2019	500	593	COMM 2016-CCRE28 Mortgage Trust
9.40%, 05/15/2039	380	583	3.76%, 02/10/2049		2,000	2,154
Eastman Chemical Co			Commercial Mortgage Loan Trust 2008-LS1
2.70%, 01/15/2020	550	559	6.09%, 12/10/2049(a)		11	11
4.50%, 01/15/2021	30	32	Commercial Mortgage Trust 2007-GG9
Ecolab Inc			5.44%, 03/10/2039(a)		119	120
5.50%, 12/08/2041	400	474	Credit Suisse Mortgage Capital Certificates
EI du Pont de Nemours & Co			2006	-C4
3.63%, 01/15/2021	750	798	5.47%, 09/15/2039		60	60
4.15%, 02/15/2043	50	49	Fannie Mae-Aces
6.00%, 07/15/2018	500	548	2.30%, 09/25/2022		465	473
LYB International Finance BV			2.48%, 04/25/2022		500	515
4.88%, 03/15/2044	530	519	2.50%, 04/25/2023(a)		387	394
LyondellBasell Industries NV			2.51%, 11/25/2022		1,000	1,027
5.00%, 04/15/2019	400	429	2.53%, 09/25/2024		1,500	1,518
Methanex Corp			2.83%, 04/25/2025(a)		800	825
3.25%, 12/15/2019	30	28	3.12%, 08/25/2024(a)		989	1,045
Monsanto Co			3.46%, 01/25/2024(a)		98	105
1.15%, 06/30/2017	350	350	4.33%, 03/25/2020		102	111
2.75%, 07/15/2021	500	505	FHLMC Multifamily Structured Pass Through
3.95%, 04/15/2045	500	439	Certificates
Mosaic Co/The			2.08%, 12/25/2019(a)		18	19
5.45%, 11/15/2033	500	535	2.87%, 12/25/2021		350	367
5.63%, 11/15/2043	25	26	3.02%, 02/25/2023(a)		100	105
Potash Corp of Saskatchewan Inc			3.06%, 07/25/2023(a)		150	159
3.00%, 04/01/2025	150	148	3.17%, 10/25/2024		1,000	1,068
3.63%, 03/15/2024	50	52	3.21%, 03/25/2025		1,248	1,333
PPG Industries Inc			3.30%, 04/25/2023		500	539
3.60%, 11/15/2020	50	52	3.30%, 07/25/2024(a)		500	539
Praxair Inc			3.53%, 06/25/2020		335	358
1.25%, 11/07/2018	1,000	999	3.53%, 10/25/2023		500	546
2.20%, 08/15/2022	50	50	4.33%, 10/25/2020		500	552
		$9,279	GS Mortgage Securities Trust 2007-GG10
			5.79%, 08/10/2045(a)		63	65
Commercial Mortgage Backed Securities - 1.80%			GS Mortgage Securities Trust 2011-GC5
Banc of America Commercial Mortgage Trust			3.00%, 08/10/2044		10	10
2006-3			3.71%, 08/10/2044		375	401
5.89%, 07/10/2044	13	13	GS Mortgage Securities Trust 2013-GCJ14
Bear Stearns Commercial Mortgage Securities			4.24%, 08/10/2046(a)		50	56
Trust 2006-PWR13			GS Mortgage Securities Trust 2015-GC28
5.54%, 09/11/2041	3	3	3.40%, 02/10/2048(a)		600	627
CD 2006-CD3 Mortgage Trust
5.62%, 10/15/2048	2	2

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage				WFRBS Commercial Mortgage Trust 2013-
Securities Trust 2006-CIBC16				C14
5.55%, 05/12/2045		$205	$205	3.34%, 06/15/2046	$500	$526
JP Morgan Chase Commercial Mortgage				WFRBS Commercial Mortgage Trust 2014-
Securities Trust 2006-LDP7				C20
5.98%, 04/17/2045(a)		100	100	4.00%, 05/15/2047	500	546
JPMBB Commercial Mortgage Securities				WFRBS Commercial Mortgage Trust 2014-
Trust 2013-C14				LC14
4.41%, 08/15/2046		500	548	1.19%, 03/15/2047	72	72
JPMBB Commercial Mortgage Securities						$31,303
Trust 2014-C18
4.08%, 02/15/2047(a)		50	55	Commercial Services - 0.15%
JPMBB Commercial Mortgage Securities				California Institute of Technology
Trust 2014-C19				4.32%, 08/01/2045	50	57
3.67%, 04/15/2047		500	526	Lender Processing Services Inc / Black Knight
LB-UBS Commercial Mortgage Trust 2006-				Lending Solutions Inc
C7				5.75%, 04/15/2023	22	23
5.35%, 11/15/2038		368	369	Massachusetts Institute of Technology
LB-UBS Commercial Mortgage Trust 2007-				4.68%, 07/01/2114	100	113
C6				Moody's Corp
5.86%, 07/15/2040(a)		6	6	5.25%, 07/15/2044	90	103
LB-UBS Commercial Mortgage Trust 2007-				S&P Global Inc
C7				4.00%, 06/15/2025	350	374
5.87%, 09/15/2045(a)		367	385	6.55%, 11/15/2037	30	35
Merrill Lynch Mortgage Trust 2006-C2				Total System Services Inc
5.74%, 08/12/2043		6	6	3.80%, 04/01/2021	500	519
Morgan Stanley Bank of America Merrill				4.80%, 04/01/2026	500	528
Lynch Trust 2013-C11				University of Southern California
3.09%, 08/15/2046(a)		100	103	5.25%, 10/01/2111	20	24
4.21%, 08/15/2046(a)		1,130	1,250	Western Union Co/The
Morgan Stanley Bank of America Merrill				2.88%, 12/10/2017	750	762
Lynch Trust 2013-C12				5.25%, 04/01/2020	30	33
4.26%, 10/15/2046		500	556	Yale University
Morgan Stanley Bank of America Merrill				2.09%, 04/15/2019	50	51
Lynch Trust 2014-C14						$2,622
3.67%, 02/15/2047		500	529	Computers - 0.82%
Morgan Stanley Bank of America Merrill				Apple Inc
Lynch Trust 2014-C15				1.00%, 05/03/2018	1,250	1,248
4.05%, 04/15/2047		580	636	1.55%, 02/07/2020	500	500
Morgan Stanley Bank of America Merrill				2.25%, 02/23/2021	1,025	1,041
Lynch Trust 2015-C20				2.85%, 05/06/2021	550	574
3.25%, 02/15/2048(a)		500	518	3.20%, 05/13/2025	560	583
Morgan Stanley Bank of America Merrill				3.25%, 02/23/2026	750	778
Lynch Trust 2015-C21				3.85%, 05/04/2043	550	537
3.15%, 03/15/2048(a)		575	597	4.38%, 05/13/2045	80	85
Morgan Stanley Capital I Trust 2006-IQ12				4.65%, 02/23/2046	170	187
5.33%, 12/15/2043		297	298	Diamond 1 Finance Corp / Diamond 2 Finance
Morgan Stanley Capital I Trust 2007-IQ13				Corp
5.36%, 03/15/2044(a)		284	290	3.48%, 06/01/2019(c),(d)	295	299
Morgan Stanley Capital I Trust 2007-IQ14				4.42%, 06/15/2021(c),(d)	800	816
5.61%, 04/15/2049		42	42	6.02%, 06/15/2026(c),(d)	640	647
UBS Commercial Mortgage Trust 2012-C1				8.10%, 07/15/2036(c),(d)	220	225
3.00%, 05/10/2045		37	38	8.35%, 07/15/2046(c),(d)	185	188
3.40%, 05/10/2045(a)		71	75	EMC Corp/MA
UBS-Barclays Commercial Mortgage Trust				1.88%, 06/01/2018	550	536
2012	-C3			2.65%, 06/01/2020	500	470
3.09%, 08/10/2049(a)		50	52	Hewlett Packard Enterprise Co
UBS-Barclays Commercial Mortgage Trust				2.85%, 10/05/2018(d)	330	336
2012	-C4			3.60%, 10/15/2020(d)	320	329
2.85%, 12/10/2045(a)		100	102	4.90%, 10/15/2025(d)	200	205
Wachovia Bank Commercial Mortgage Trust				6.20%, 10/15/2035(d)	400	390
Series 2007-C34				6.35%, 10/15/2045(d)	100	96
5.68%, 05/15/2046(a)		96	99	HP Inc
WFRBS Commercial Mortgage Trust 2012-				4.65%, 12/09/2021	250	265
C7				6.00%, 09/15/2041	280	253
2.30%, 06/15/2045		616	623	International Business Machines Corp
WFRBS Commercial Mortgage Trust 2012-				1.63%, 05/15/2020	500	500
C9				2.25%, 02/19/2021	140	142
3.39%, 11/15/2045		500	522	3.45%, 02/19/2026	750	794
				4.00%, 06/20/2042	350	360
				4.70%, 02/19/2046	145	161

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Computers (continued)			Diversified Financial Services (continued)
International Business Machines			Intercontinental Exchange Inc
Corp (continued)			2.75%, 12/01/2020	$500	$512
5.70%, 09/14/2017	$650	$688	4.00%, 10/15/2023	25	27
7.00%, 10/30/2025	370	495	Jefferies Group LLC
Seagate HDD Cayman			6.88%, 04/15/2021	280	315
4.75%, 06/01/2023	550	460	8.50%, 07/15/2019	33	38
		$14,188	Legg Mason Inc
			4.75%, 03/15/2026	500	520
Consumer Products - 0.03%			5.63%, 01/15/2044	25	25
Clorox Co/The			MasterCard Inc
3.80%, 11/15/2021	30	32	2.00%, 04/01/2019	30	31
Kimberly-Clark Corp			National Rural Utilities Cooperative Finance
2.40%, 03/01/2022	30	31	Corp
2.65%, 03/01/2025	500	512	2.85%, 01/27/2025	100	102
7.50%, 11/01/2018	25	28	3.05%, 02/15/2022	530	553
		$603	Nomura Holdings Inc
Cosmetics & Personal Care - 0.12%			6.70%, 03/04/2020	500	574
Colgate-Palmolive Co			Synchrony Financial
2.45%, 11/15/2021	500	513	1.88%, 08/15/2017	1,000	999
Procter & Gamble Co/The			Visa Inc
2.30%, 02/06/2022	500	512	1.20%, 12/14/2017	750	752
5.55%, 03/05/2037	250	335	2.20%, 12/14/2020	375	381
6.45%, 01/15/2026	500	668	3.15%, 12/14/2025	360	373
		$2,028	4.15%, 12/14/2035	140	153
			4.30%, 12/14/2045	240	265
Credit Card Asset Backed Securities - 0.22%					$14,195
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022(a)	760	770	Electric - 1.74%
Capital One Multi-Asset Execution Trust			Ameren Illinois Co
5.75%, 07/15/2020	100	106	2.70%, 09/01/2022	530	543
Chase Issuance Trust			Arizona Public Service Co
1.15%, 01/15/2019	1,000	1,001	3.35%, 06/15/2024	40	42
Citibank Credit Card Issuance Trust			Berkshire Hathaway Energy Co
1.11%, 07/23/2018	50	50	3.75%, 11/15/2023	750	806
2.88%, 01/23/2023	605	633	6.13%, 04/01/2036	450	578
Discover Card Execution Note Trust			Commonwealth Edison Co
1.04%, 04/15/2019	491	491	4.70%, 01/15/2044	150	175
2.12%, 12/15/2021	500	510	Consolidated Edison Co of New York Inc
Synchrony Credit Card Master Note Trust			6.65%, 04/01/2019	540	613
1.36%, 08/17/2020	250	250	6.75%, 04/01/2038	530	730
		$3,811	Constellation Energy Group Inc
			5.15%, 12/01/2020	500	554
Diversified Financial Services - 0.82%			Dominion Resources Inc/VA
Air Lease Corp			2.50%, 12/01/2019	300	304
2.13%, 01/15/2018	775	774	4.05%, 09/15/2042	900	863
3.38%, 01/15/2019	50	51	DTE Electric Co
3.75%, 02/01/2022	70	71	3.70%, 03/15/2045	200	201
American Express Co			6.63%, 06/01/2036	50	70
4.05%, 12/03/2042	500	506	DTE Energy Co
7.00%, 03/19/2018	56	61	3.50%, 06/01/2024	500	521
American Express Credit Corp			Duke Energy Carolinas LLC
1.13%, 06/05/2017	50	50	4.00%, 09/30/2042	280	295
1.80%, 07/31/2018	500	502	6.00%, 12/01/2028	500	633
2.25%, 08/15/2019	750	761	6.45%, 10/15/2032	500	660
Ameriprise Financial Inc			Duke Energy Florida LLC
4.00%, 10/15/2023	775	829	5.65%, 06/15/2018	30	33
Bear Stearns Cos LLC/The			Duke Energy Indiana LLC
6.40%, 10/02/2017	600	638	4.20%, 03/15/2042	30	32
BlackRock Inc			Duke Energy Progress LLC
3.38%, 06/01/2022	30	32	4.38%, 03/30/2044	400	438
5.00%, 12/10/2019	430	479	Edison International
Capital One Bank USA NA			2.95%, 03/15/2023	350	353
2.25%, 02/13/2019	400	401	Empresa Nacional de Electricidad SA/Chile
Charles Schwab Corp/The			4.25%, 04/15/2024	30	31
3.00%, 03/10/2025	300	306	Entergy Arkansas Inc
GE Capital International Funding Co			3.75%, 02/15/2021	30	32
Unlimited Co			Entergy Corp
3.37%, 11/15/2025(d)	1,000	1,062	5.13%, 09/15/2020	30	33
4.42%, 11/15/2035(d)	1,000	1,088	Entergy Louisiana LLC
HSBC Finance Corp			3.25%, 04/01/2028	500	517
6.68%, 01/15/2021	850	964	Eversource Energy
			2.50%, 03/15/2021	500	507

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Electric (continued)
Exelon Corp			Southern California Edison Co
4.95%, 06/15/2035	$320	$347	5.50%, 03/15/2040	$350	$442
Exelon Generation Co LLC			5.95%, 02/01/2038	30	39
4.25%, 06/15/2022	500	523	Southern Co/The
FirstEnergy Solutions Corp			2.35%, 07/01/2021	400	401
6.80%, 08/15/2039	530	513	2.45%, 09/01/2018	540	550
Florida Power & Light Co			4.40%, 07/01/2046	540	550
2.75%, 06/01/2023	500	515	Southwestern Electric Power Co
4.05%, 10/01/2044	25	27	5.88%, 03/01/2018	600	641
5.13%, 06/01/2041	40	48	6.20%, 03/15/2040	390	475
5.65%, 02/01/2037	250	320	6.45%, 01/15/2019	30	33
Georgia Power Co			Southwestern Public Service Co
5.65%, 03/01/2037	750	904	4.50%, 08/15/2041	600	668
Great Plains Energy Inc			TransAlta Corp
4.85%, 06/01/2021	30	33	6.50%, 03/15/2040	30	20
Hydro-Quebec			Union Electric Co
8.05%, 07/07/2024	530	729	3.65%, 04/15/2045	500	493
Idaho Power Co			Virginia Electric & Power Co
3.65%, 03/01/2045	200	193	3.15%, 01/15/2026	500	518
Interstate Power & Light Co			4.45%, 02/15/2044	500	544
3.25%, 12/01/2024	300	313	WEC Energy Group Inc
Louisville Gas & Electric Co			3.55%, 06/15/2025	70	73
5.13%, 11/15/2040	330	391	Wisconsin Electric Power Co
Mississippi Power Co			4.30%, 12/15/2045	205	226
4.25%, 03/15/2042	30	26	Wisconsin Power & Light Co
Nevada Power Co			4.10%, 10/15/2044	50	52
5.45%, 05/15/2041	340	426			$30,182
7.13%, 03/15/2019	434	500
NextEra Energy Capital Holdings Inc			Electrical Components & Equipment - 0.02%
2.30%, 04/01/2019	300	303	Emerson Electric Co
4.50%, 06/01/2021	50	54	2.63%, 02/15/2023	30	30
NiSource Finance Corp			4.88%, 10/15/2019	30	33
6.40%, 03/15/2018	215	232	5.25%, 10/15/2018	250	273
6.80%, 01/15/2019	250	281			$336
Northern States Power Co/MN			Electronics - 0.13%
5.35%, 11/01/2039	30	38	Amphenol Corp
Oncor Electric Delivery Co LLC			1.55%, 09/15/2017	500	499
5.25%, 09/30/2040	530	627	Arrow Electronics Inc
Pacific Gas & Electric Co			4.50%, 03/01/2023	30	31
3.75%, 02/15/2024	125	134	Corning Inc
5.40%, 01/15/2040	30	37	4.25%, 08/15/2020	500	535
5.80%, 03/01/2037	500	635	Honeywell International Inc
6.35%, 02/15/2038	400	529	3.35%, 12/01/2023	500	534
8.25%, 10/15/2018	300	346	Jabil Circuit Inc
PacifiCorp			4.70%, 09/15/2022	30	30
5.65%, 07/15/2018	30	33	Koninklijke Philips NV
6.00%, 01/15/2039	500	660	3.75%, 03/15/2022	500	530
PECO Energy Co			5.00%, 03/15/2042	30	32
2.38%, 09/15/2022	460	462	5.75%, 03/11/2018	26	28
4.15%, 10/01/2044	400	435	Tyco Electronics Group SA
Potomac Electric Power Co			7.13%, 10/01/2037	37	49
3.60%, 03/15/2024	30	32			$2,268
PPL Capital Funding Inc
3.50%, 12/01/2022	1,000	1,041	Environmental Control - 0.10%
Progress Energy Inc			Republic Services Inc
3.15%, 04/01/2022	40	41	3.20%, 03/15/2025	300	307
7.75%, 03/01/2031	500	695	5.50%, 09/15/2019	25	27
Public Service Co of Colorado			6.20%, 03/01/2040	255	321
3.95%, 03/15/2043	30	32	Waste Management Inc
Public Service Electric & Gas Co			3.50%, 05/15/2024	1,000	1,067
3.05%, 11/15/2024	300	313			$1,722
3.50%, 08/15/2020	372	394	Federal & Federally Sponsored Credit - 0.01%
Puget Energy Inc			Federal Farm Credit Banks
6.00%, 09/01/2021	500	568	1.58%, 02/17/2021	150	149
Puget Sound Energy Inc
4.30%, 05/20/2045	400	437
4.43%, 11/15/2041	30	33	Finance - Mortgage Loan/Banker - 2.37%
San Diego Gas & Electric Co			Fannie Mae
3.60%, 09/01/2023	30	33	0.00%, 10/09/2019(b)	85	81
South Carolina Electric & Gas Co			0.88%, 10/26/2017	1,094	1,095
5.45%, 02/01/2041	540	660	0.88%, 12/20/2017	1,000	1,000

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Finance - Mortgage Loan/Banker (continued)			Food- 0.52%
Fannie Mae (continued)			Campbell Soup Co
0.88%, 12/27/2017	$650	$650	4.25%, 04/15/2021	$30	$33
0.88%, 02/08/2018	1,000	1,000	ConAgra Foods Inc
0.88%, 05/21/2018	1,000	999	3.25%, 09/15/2022	1,030	1,049
1.00%, 12/28/2017	72	72	Delhaize Group
1.05%, 05/25/2018	50	50	5.70%, 10/01/2040	30	33
1.07%, 07/28/2017	450	450	General Mills Inc
1.07%, 09/27/2017	82	82	1.40%, 10/20/2017	550	552
1.13%, 03/28/2018	70	70	3.15%, 12/15/2021	30	32
1.13%, 04/30/2018	750	750	JM Smucker Co/The
1.13%, 07/20/2018	500	502	3.00%, 03/15/2022	300	309
1.13%, 12/14/2018	700	702	4.25%, 03/15/2035	300	316
1.25%, 02/26/2019	2,000	1,993	Kellogg Co
1.25%, 05/06/2021	300	296	4.00%, 12/15/2020	780	848
1.38%, 01/28/2019	205	207	Kraft Heinz Foods Co
1.38%, 02/26/2021	250	249	2.00%, 07/02/2018(d)	330	333
1.50%, 06/22/2020	750	755	3.00%, 06/01/2026(d)	285	282
1.50%, 11/30/2020	500	502	3.50%, 06/06/2022	500	522
1.63%, 11/27/2018	125	127	3.50%, 07/15/2022(d)	500	521
1.75%, 09/12/2019	1,000	1,018	3.95%, 07/15/2025(d)	120	128
1.75%, 11/26/2019	400	408	4.38%, 06/01/2046(d)	345	349
1.88%, 09/18/2018	100	102	5.20%, 07/15/2045(d)	260	292
1.88%, 02/19/2019	500	510	5.38%, 02/10/2020	30	33
1.88%, 12/28/2020	300	306	6.50%, 02/09/2040	30	38
2.13%, 04/24/2026	1,000	999	Kroger Co/The
2.63%, 09/06/2024	500	524	2.95%, 11/01/2021	500	518
3.00%, 03/01/2028	500	500	5.15%, 08/01/2043	500	571
5.38%, 06/12/2017	700	733	5.40%, 07/15/2040	30	34
5.63%, 07/15/2037	65	91	Mondelez International Inc
6.63%, 11/15/2030	500	738	4.00%, 02/01/2024	30	33
7.13%, 01/15/2030	250	380	6.50%, 02/09/2040	530	698
7.25%, 05/15/2030	249	383	Sysco Corp
Federal Home Loan Banks			3.30%, 07/15/2026	500	508
0.63%, 10/26/2017	400	399	Tyson Foods Inc
0.75%, 08/28/2017	250	250	4.88%, 08/15/2034	350	383
0.88%, 03/19/2018	1,500	1,498	Unilever Capital Corp
1.00%, 12/19/2017	600	601	4.25%, 02/10/2021	500	552
1.13%, 04/25/2018	500	502			$8,967
1.38%, 02/18/2021	500	498
1.63%, 06/14/2019	800	812	Forest Products & Paper - 0.07%
1.75%, 12/14/2018	750	763	Georgia-Pacific LLC
1.88%, 03/13/2020	500	511	7.75%, 11/15/2029	20	28
2.00%, 09/14/2018	500	512	8.00%, 01/15/2024	400	521
4.13%, 03/13/2020	100	110	International Paper Co
5.00%, 11/17/2017	1,250	1,325	3.65%, 06/15/2024	250	257
5.50%, 07/15/2036	50	69	7.30%, 11/15/2039	326	418
5.63%, 06/11/2021	65	78	Plum Creek Timberlands LP
Freddie Mac			4.70%, 03/15/2021	30	32
0.75%, 01/12/2018	2,050	2,046			$1,256
0.75%, 04/09/2018	500	498	Gas- 0.14%
0.88%, 03/07/2018	2,000	1,998	Atmos Energy Corp
1.00%, 06/29/2017	900	902	4.13%, 10/15/2044	250	257
1.00%, 07/28/2017	500	501	CenterPoint Energy Inc
1.00%, 09/29/2017	500	501	6.50%, 05/01/2018	30	33
1.00%, 12/15/2017	400	401	Dominion Gas Holdings LLC
1.13%, 04/15/2019	1,000	1,000	3.55%, 11/01/2023	30	31
1.25%, 10/02/2019	1,750	1,753	4.60%, 12/15/2044	500	512
1.38%, 05/01/2020	500	502	ONE Gas Inc
1.40%, 08/22/2019	163	164	3.61%, 02/01/2024	50	52
1.75%, 05/30/2019	250	255	Piedmont Natural Gas Co Inc
2.38%, 01/13/2022	1,750	1,824	4.10%, 09/18/2034	25	26
3.75%, 03/27/2019	1,250	1,341	Sempra Energy
4.88%, 06/13/2018	63	68	2.40%, 03/15/2020	200	202
5.00%, 02/16/2017	73	75	6.00%, 10/15/2039	634	762
5.13%, 11/17/2017	70	74	Southern California Gas Co
5.50%, 08/23/2017	169	178	3.15%, 09/15/2024	500	523
6.25%, 07/15/2032	500	729	4.45%, 03/15/2044	50	56
6.75%, 03/15/2031	43	64			$2,454
		$41,126

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Hand & Machine Tools - 0.02%			Housewares (continued)
Stanley Black & Decker Inc			Newell Brands Inc (continued)
3.40%, 12/01/2021	$250	$265	4.20%, 04/01/2026	$750	$795
					$999

Healthcare - Products - 0.42%			Insurance - 0.92%
Abbott Laboratories			Aflac Inc
2.00%, 03/15/2020	300	300	3.63%, 11/15/2024	300	320
5.13%, 04/01/2019	530	579	6.45%, 08/15/2040	30	38
Becton Dickinson and Co			Allstate Corp/The
3.73%, 12/15/2024	500	530	5.35%, 06/01/2033	350	414
3.88%, 05/15/2024	30	32	American International Group Inc
5.00%, 11/12/2040	30	33	3.88%, 01/15/2035	300	278
Boston Scientific Corp			3.90%, 04/01/2026	750	761
3.85%, 05/15/2025	950	987	4.80%, 07/10/2045	260	260
6.00%, 01/15/2020	30	34	4.88%, 06/01/2022	850	929
Covidien International Finance SA			Aon Corp
6.00%, 10/15/2017	530	564	5.00%, 09/30/2020	480	531
Danaher Corp			Aon PLC
5.63%, 01/15/2018	25	27	3.50%, 06/14/2024	250	252
Medtronic Inc			AXA SA
1.50%, 03/15/2018	250	252	8.60%, 12/15/2030	30	40
3.50%, 03/15/2025	780	832	AXIS Specialty Finance PLC
4.38%, 03/15/2035	234	254	2.65%, 04/01/2019	500	501
4.63%, 03/15/2044	500	555	Berkshire Hathaway Finance Corp
5.55%, 03/15/2040	40	49	4.25%, 01/15/2021	350	387
St Jude Medical Inc			Berkshire Hathaway Inc
4.75%, 04/15/2043	300	312	3.13%, 03/15/2026	275	285
Stryker Corp			3.75%, 08/15/2021	750	821
3.50%, 03/15/2026	500	519	4.50%, 02/11/2043	350	390
4.38%, 05/15/2044	25	25	Chubb Corp/The
Thermo Fisher Scientific Inc			6.50%, 05/15/2038	326	452
4.15%, 02/01/2024	600	643	Chubb INA Holdings Inc
4.70%, 05/01/2020	30	33	2.70%, 03/13/2023	300	302
Zimmer Biomet Holdings Inc			2.88%, 11/03/2022	500	514
2.00%, 04/01/2018	200	201	5.90%, 06/15/2019	30	34
3.15%, 04/01/2022	200	203	CNA Financial Corp
4.45%, 08/15/2045	300	301	5.75%, 08/15/2021	40	45
		$7,265	First American Financial Corp
			4.60%, 11/15/2024	300	304
Healthcare - Services - 0.40%
Aetna Inc			Hartford Financial Services Group Inc/The
1.50%, 11/15/2017	1,030	1,030	6.63%, 03/30/2040	530	662
			Lincoln National Corp
6.63%, 06/15/2036	13	17	6.15%, 04/07/2036	300	341
6.75%, 12/15/2037	205	269
Anthem Inc			8.75%, 07/01/2019	430	510
			Manulife Financial Corp
3.50%, 08/15/2024	450	459	4.15%, 03/04/2026	300	317
4.65%, 01/15/2043	30	31
4.65%, 08/15/2044	650	668	Marsh & McLennan Cos Inc
			2.35%, 09/10/2019	25	25
Cigna Corp			2.35%, 03/06/2020	200	202
4.00%, 02/15/2022	600	641
			MetLife Inc
Coventry Health Care Inc			3.60%, 11/13/2025	750	778
5.45%, 06/15/2021	108	121	4.05%, 03/01/2045	200	193
Humana Inc			4.72%, 12/15/2044(a)	200	210
2.63%, 10/01/2019	20	20	4.75%, 02/08/2021	750	833
4.63%, 12/01/2042	500	498	6.40%, 12/15/2066(a)	430	462
Laboratory Corp of America Holdings
4.70%, 02/01/2045	250	256	7.72%, 02/15/2019	130	150
			PartnerRe Finance B LLC
Memorial Sloan-Kettering Cancer Center			5.50%, 06/01/2020	40	44
4.20%, 07/01/2055	250	267
			Progressive Corp/The
Quest Diagnostics Inc			3.75%, 08/23/2021	30	32
4.75%, 01/30/2020	12	13	4.35%, 04/25/2044	30	33
UnitedHealth Group Inc
1.90%, 07/16/2018	300	304	Prudential Financial Inc
			2.30%, 08/15/2018	270	274
2.70%, 07/15/2020	300	311	5.70%, 12/14/2036	480	551
3.75%, 07/15/2025	190	205
4.70%, 02/15/2021	500	558	6.63%, 12/01/2037	550	684
			7.38%, 06/15/2019	500	576
4.75%, 07/15/2045	500	573	Reinsurance Group of America Inc
6.50%, 06/15/2037	500	684	4.70%, 09/15/2023	30	32
		$6,925	Travelers Cos Inc/The
Housewares - 0.06%			6.25%, 06/15/2037	533	718
Newell Brands Inc			Voya Financial Inc
2.88%, 12/01/2019	200	204	5.50%, 07/15/2022	30	33

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Media- 1.03%
XLIT Ltd			21st Century Fox America Inc
2.30%, 12/15/2018	$500	$502	3.00%, 09/15/2022	$540	$554
		$16,020	4.50%, 02/15/2021	500	551
			6.40%, 12/15/2035	50	62
Internet - 0.25%			7.85%, 03/01/2039	500	711
Alibaba Group Holding Ltd			CBS Corp
3.60%, 11/28/2024	1,000	1,000	3.70%, 08/15/2024	500	518
Alphabet Inc			5.75%, 04/15/2020	530	601
3.63%, 05/19/2021	40	44	7.88%, 07/30/2030	30	42
Amazon.com Inc			Comcast Corp
2.50%, 11/29/2022	40	41	2.75%, 03/01/2023	50	51
2.60%, 12/05/2019	500	518	3.13%, 07/15/2022	575	604
4.80%, 12/05/2034	350	396	3.38%, 02/15/2025	600	630
Baidu Inc			3.38%, 08/15/2025	300	315
3.25%, 08/06/2018	351	358	4.50%, 01/15/2043	25	27
eBay Inc			4.60%, 08/15/2045	270	297
2.20%, 08/01/2019	1,000	1,006	5.65%, 06/15/2035	500	628
2.60%, 07/15/2022	450	437	5.70%, 05/15/2018	600	652
Symantec Corp			6.30%, 11/15/2017	500	537
2.75%, 06/15/2017	500	504	6.40%, 03/01/2040	500	676
		$4,304	6.45%, 03/15/2037	560	744
Iron & Steel - 0.05%			Discovery Communications LLC
Nucor Corp			5.05%, 06/01/2020	430	469
4.00%, 08/01/2023	250	264	6.35%, 06/01/2040	40	41
Vale Overseas Ltd			Grupo Televisa SAB
5.63%, 09/15/2019	380	379	5.00%, 05/13/2045	500	463
6.88%, 11/10/2039	50	41	RELX Capital Inc
Vale SA			3.13%, 10/15/2022	16	16
5.63%, 09/11/2042	350	265	Scripps Networks Interactive Inc
		$949	3.95%, 06/15/2025	350	360
			Thomson Reuters Corp
Leisure Products & Services - 0.02%			3.35%, 05/15/2026	400	398
Carnival Corp			3.95%, 09/30/2021	200	211
3.95%, 10/15/2020	25	27	5.85%, 04/15/2040	30	33
Harley-Davidson Inc			Time Warner Cable Inc
3.50%, 07/28/2025	300	313	4.50%, 09/15/2042	1,000	892
		$340	7.30%, 07/01/2038	60	72
Lodging - 0.04%			8.75%, 02/14/2019	830	967
Marriott International Inc/MD			Time Warner Inc
2.88%, 03/01/2021	600	609	2.95%, 07/15/2026	400	393
Wyndham Worldwide Corp			3.55%, 06/01/2024	500	522
3.90%, 03/01/2023	25	25	4.85%, 07/15/2045	500	524
		$634	4.88%, 03/15/2020	430	472
			6.20%, 03/15/2040	430	512
Machinery - Construction & Mining - 0.14%			Viacom Inc
Caterpillar Financial Services Corp			3.88%, 12/15/2021	530	549
1.63%, 06/01/2017	30	30	4.38%, 03/15/2043	330	252
1.80%, 11/13/2018	750	760	4.85%, 12/15/2034	500	445
2.45%, 09/06/2018	500	512	Walt Disney Co/The
5.45%, 04/15/2018	500	539	1.10%, 12/01/2017	500	501
7.15%, 02/15/2019	25	29	1.85%, 05/30/2019	1,000	1,016
Caterpillar Inc			3.75%, 06/01/2021	525	572
3.40%, 05/15/2024	500	529	7.00%, 03/01/2032	30	42
3.80%, 08/15/2042	50	48			$17,922

		$2,447	Metal Fabrication & Hardware - 0.01%
Machinery - Diversified - 0.10%			Precision Castparts Corp
Cummins Inc			1.25%, 01/15/2018	30	30
4.88%, 10/01/2043	25	28	3.90%, 01/15/2043	193	202
John Deere Capital Corp					$232
1.20%, 10/10/2017	30	30
1.55%, 12/15/2017	25	25	Mining - 0.26%
2.75%, 03/15/2022	530	544	Barrick Gold Corp
2.80%, 03/06/2023	500	514	4.10%, 05/01/2023	350	354
3.35%, 06/12/2024	300	315	Barrick North America Finance LLC
Rockwell Automation Inc			5.75%, 05/01/2043	280	274
6.25%, 12/01/2037	129	170	BHP Billiton Finance USA Ltd
Roper Technologies Inc			2.05%, 09/30/2018	250	252
1.85%, 11/15/2017	30	30	5.00%, 09/30/2043	500	531
		$1,656	Goldcorp Inc
			3.63%, 06/09/2021	30	30
			3.70%, 03/15/2023	500	492

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Oil & Gas (continued)
Newmont Mining Corp			Chevron Corp (continued)
3.50%, 03/15/2022	$500	$503	2.42%, 11/17/2020	$175	$178
6.25%, 10/01/2039	350	359	2.43%, 06/24/2020	290	295
Rio Tinto Alcan Inc			2.95%, 05/16/2026	180	181
5.75%, 06/01/2035	400	425	3.33%, 11/17/2025	165	171
6.13%, 12/15/2033	30	34	CNOOC Finance 2013 Ltd
Rio Tinto Finance USA Ltd			3.00%, 05/09/2023	500	485
3.75%, 09/20/2021	400	419	CNOOC Nexen Finance 2014 ULC
6.50%, 07/15/2018	412	450	4.25%, 04/30/2024	500	518
Southern Copper Corp			ConocoPhillips
5.38%, 04/16/2020	40	43	6.00%, 01/15/2020	500	561
5.88%, 04/23/2045	350	305	6.50%, 02/01/2039	490	605
6.75%, 04/16/2040	100	97	ConocoPhillips Co
		$4,568	1.05%, 12/15/2017	100	99
			2.88%, 11/15/2021	300	302
Miscellaneous Manufacturers - 0.45%			4.95%, 03/15/2026	500	549
3M Co			Devon Energy Corp
2.00%, 06/26/2022	500	504	5.60%, 07/15/2041	495	434
5.70%, 03/15/2037	30	39	6.30%, 01/15/2019	445	470
Dover Corp			Ecopetrol SA
5.38%, 03/01/2041	30	37	5.88%, 09/18/2023	1,040	1,041
Eaton Corp			EOG Resources Inc
1.50%, 11/02/2017	500	501	2.63%, 03/15/2023	480	469
2.75%, 11/02/2022	20	20	4.15%, 01/15/2026	500	533
4.15%, 11/02/2042	20	20	4.40%, 06/01/2020	40	43
General Electric Co			EQT Corp
2.30%, 01/14/2019	500	514	6.50%, 04/01/2018	30	31
3.15%, 09/07/2022	500	527	Exxon Mobil Corp
4.50%, 03/11/2044	500	557	1.31%, 03/06/2018	200	201
4.63%, 01/07/2021	50	56	1.71%, 03/01/2019	375	378
5.25%, 12/06/2017	500	531	1.91%, 03/06/2020	500	504
5.63%, 09/15/2017	500	529	2.22%, 03/01/2021	500	507
5.88%, 01/14/2038	1,250	1,640	2.40%, 03/06/2022	500	506
6.75%, 03/15/2032	250	346	2.71%, 03/06/2025	200	202
Ingersoll-Rand Luxembourg Finance SA			3.04%, 03/01/2026	500	515
2.63%, 05/01/2020	500	502	4.11%, 03/01/2046	500	531
Parker-Hannifin Corp			Hess Corp
3.30%, 11/21/2024	300	320	1.30%, 06/15/2017	500	497
3.50%, 09/15/2022	30	32	7.30%, 08/15/2031	540	584
Textron Inc			HollyFrontier Corp
4.00%, 03/15/2026	500	513	5.88%, 04/01/2026	500	513
Tyco International Finance SA			Husky Energy Inc
5.13%, 09/14/2045	500	550	4.00%, 04/15/2024	500	497
		$7,738	Kerr-McGee Corp
Office & Business Equipment - 0.04%			6.95%, 07/01/2024	400	444
Pitney Bowes Inc			Marathon Oil Corp
5.75%, 09/15/2017	29	30	3.85%, 06/01/2025	500	438
Xerox Corp			5.90%, 03/15/2018	30	31
4.50%, 05/15/2021	30	30	Marathon Petroleum Corp
5.63%, 12/15/2019	350	371	3.63%, 09/15/2024	500	471
6.75%, 12/15/2039	250	237	5.00%, 09/15/2054	200	159
		$668	Nexen Energy ULC
			6.40%, 05/15/2037	730	866
Oil & Gas - 2.12%			7.50%, 07/30/2039	39	51
Anadarko Petroleum Corp			Noble Energy Inc
6.20%, 03/15/2040	430	446	4.15%, 12/15/2021	750	767
Apache Corp			Occidental Petroleum Corp
3.63%, 02/01/2021	530	541	1.50%, 02/15/2018	300	300
4.75%, 04/15/2043	280	270	3.50%, 06/15/2025	500	513
BP Capital Markets PLC			Petro-Canada
2.52%, 01/15/2020	500	509	6.80%, 05/15/2038	534	638
3.25%, 05/06/2022	640	659	Petroleos Mexicanos
4.75%, 03/10/2019	170	183	4.25%, 01/15/2025	50	47
Canadian Natural Resources Ltd			4.88%, 01/24/2022	1,180	1,179
1.75%, 01/15/2018	300	295	5.50%, 06/27/2044	30	25
3.80%, 04/15/2024	750	691	5.63%, 01/23/2046	800	679
Chevron Corp			5.75%, 03/01/2018	1,300	1,354
1.35%, 11/15/2017	300	301	6.63%, 06/15/2035	750	735
1.72%, 06/24/2018	350	352	Phillips 66
2.19%, 11/15/2019	350	356	4.88%, 11/15/2044	500	520
2.36%, 12/05/2022	350	347	5.88%, 05/01/2042	30	34

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Pioneer Natural Resources Co			AmerisourceBergen Corp
3.95%, 07/15/2022	$30	$31	3.40%, 05/15/2024	$30	$31
Shell International Finance BV			AstraZeneca PLC
1.38%, 05/10/2019	605	601	1.75%, 11/16/2018	750	757
1.88%, 05/10/2021	295	291	2.38%, 11/16/2020	195	198
2.88%, 05/10/2026	155	153	3.38%, 11/16/2025	180	185
3.25%, 05/11/2025	280	286	4.00%, 09/18/2042	300	297
4.13%, 05/11/2035	60	61	5.90%, 09/15/2017	500	530
4.38%, 03/25/2020	565	616	Baxalta Inc
4.38%, 05/11/2045	500	517	3.60%, 06/23/2022(d)	750	757
5.50%, 03/25/2040	430	505	Bristol-Myers Squibb Co
6.38%, 12/15/2038	350	448	3.25%, 08/01/2042	515	489
Statoil ASA			Cardinal Health Inc
1.25%, 11/09/2017	750	750	1.90%, 06/15/2017	400	402
1.95%, 11/08/2018	1,000	1,008	4.60%, 03/15/2043	430	444
2.25%, 11/08/2019	500	508	Eli Lilly & Co
3.15%, 01/23/2022	300	309	5.50%, 03/15/2027	530	679
5.25%, 04/15/2019	808	884	Express Scripts Holding Co
Suncor Energy Inc			3.90%, 02/15/2022	500	524
6.50%, 06/15/2038	400	475	4.75%, 11/15/2021	50	55
6.85%, 06/01/2039	13	16	GlaxoSmithKline Capital Inc
Total Capital International SA			5.65%, 05/15/2018	430	467
2.13%, 01/10/2019	400	405	6.38%, 05/15/2038	430	591
2.88%, 02/17/2022	400	409	Johnson & Johnson
Total Capital SA			1.65%, 03/01/2021	265	266
2.13%, 08/10/2018	750	760	2.45%, 03/01/2026	225	224
4.25%, 12/15/2021	550	608	3.55%, 03/01/2036	750	783
Valero Energy Corp			4.85%, 05/15/2041	450	555
9.38%, 03/15/2019	500	591	5.55%, 08/15/2017	30	32
		$36,833	5.95%, 08/15/2037	75	106
			McKesson Corp
Oil & Gas Services - 0.16%			2.70%, 12/15/2022	500	496
Baker Hughes Inc			4.75%, 03/01/2021	100	110
6.88%, 01/15/2029	500	623	4.88%, 03/15/2044	80	88
7.50%, 11/15/2018	34	38	Mead Johnson Nutrition Co
Halliburton Co			4.60%, 06/01/2044	30	31
3.25%, 11/15/2021	530	544	Merck & Co Inc
3.80%, 11/15/2025	145	147	1.10%, 01/31/2018	500	501
4.85%, 11/15/2035	530	545	4.15%, 05/18/2043	750	800
5.00%, 11/15/2045	230	236	6.55%, 09/15/2037	290	402
7.45%, 09/15/2039	26	34	Merck Sharp & Dohme Corp
National Oilwell Varco Inc			5.00%, 06/30/2019	530	586
2.60%, 12/01/2022	400	357	Mylan Inc
3.95%, 12/01/2042	400	299	4.20%, 11/29/2023	30	31
		$2,823	Novartis Capital Corp
Packaging & Containers - 0.00%			3.40%, 05/06/2024	500	533
Packaging Corp of America			4.40%, 04/24/2020	30	33
4.50%, 11/01/2023	25	27	4.40%, 05/06/2044	530	610
WestRock MWV LLC			Novartis Securities Investment Ltd
7.38%, 09/01/2019	25	28	5.13%, 02/10/2019	500	549
		$55	Perrigo Co PLC
			5.30%, 11/15/2043	500	485
Pharmaceuticals - 1.32%			Pfizer Inc
AbbVie Inc			3.40%, 05/15/2024	100	107
1.80%, 05/14/2018	570	571	4.30%, 06/15/2043	200	217
2.50%, 05/14/2020	620	626	5.20%, 08/12/2020	110	125
2.90%, 11/06/2022	550	553	6.20%, 03/15/2019	380	428
3.20%, 05/14/2026	390	387	7.20%, 03/15/2039	400	584
3.60%, 05/14/2025	150	154	Teva Pharmaceutical Finance IV BV
4.30%, 05/14/2036	240	238	3.65%, 11/10/2021	750	779
4.45%, 05/14/2046	270	268	Wyeth LLC
4.50%, 05/14/2035	220	224	6.50%, 02/01/2034	500	672
4.70%, 05/14/2045	320	326	Zoetis Inc
Actavis Funding SCS			3.25%, 02/01/2023	40	40
3.00%, 03/12/2020	685	695			$22,870
3.80%, 03/15/2025	1,520	1,542
4.55%, 03/15/2035	170	168	Pipelines - 0.65%
Actavis Inc			Boardwalk Pipelines LP
1.88%, 10/01/2017	500	501	3.38%, 02/01/2023	30	26
6.13%, 08/15/2019	34	38	Buckeye Partners LP
			4.35%, 10/15/2024	25	24

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Regional Authority (continued)
Enbridge Energy Partners LP			Province of Manitoba Canada
5.20%, 03/15/2020	$24	$25	1.75%, 05/30/2019	$500	$505
7.38%, 10/15/2045	70	81	3.05%, 05/14/2024	30	32
Energy Transfer Partners LP			Province of Ontario Canada
4.05%, 03/15/2025	300	276	1.10%, 10/25/2017	500	500
4.90%, 03/15/2035	500	412	2.50%, 09/10/2021	500	515
6.50%, 02/01/2042	530	512	3.20%, 05/16/2024	440	469
9.00%, 04/15/2019	16	18	4.00%, 10/07/2019	400	432
Enterprise Products Operating LLC			Province of Quebec Canada
1.65%, 05/07/2018	175	175	2.75%, 08/25/2021	540	564
3.70%, 02/15/2026	400	405	2.88%, 10/16/2024	500	521
3.75%, 02/15/2025	850	867	7.50%, 09/15/2029	36	53
4.45%, 02/15/2043	350	326	Province of Saskatchewan Canada
4.85%, 08/15/2042	400	392	8.50%, 07/15/2022	17	23
5.20%, 09/01/2020	430	476			$4,598
6.88%, 03/01/2033	39	46
Kinder Morgan Energy Partners LP			REITS- 0.71%
3.50%, 09/01/2023	390	364	Alexandria Real Estate Equities Inc
4.70%, 11/01/2042	20	16	3.90%, 06/15/2023	750	767
6.38%, 03/01/2041	380	372	American Tower Corp
6.95%, 01/15/2038	383	398	4.70%, 03/15/2022	50	54
Kinder Morgan Inc/DE			5.90%, 11/01/2021	500	571
3.05%, 12/01/2019	400	399	AvalonBay Communities Inc
5.05%, 02/15/2046	300	264	2.85%, 03/15/2023	30	30
Magellan Midstream Partners LP			3.50%, 11/15/2024	1,000	1,045
4.25%, 02/01/2021	750	797	3.63%, 10/01/2020	100	106
ONEOK Partners LP			Boston Properties LP
6.13%, 02/01/2041	30	29	3.13%, 09/01/2023	20	20
8.63%, 03/01/2019	530	596	5.63%, 11/15/2020	30	34
Plains All American Pipeline LP / PAA			5.88%, 10/15/2019	530	592
Finance Corp			Camden Property Trust
4.30%, 01/31/2043	100	73	3.50%, 09/15/2024	25	25
4.70%, 06/15/2044	30	24	CBL & Associates LP
6.65%, 01/15/2037	500	463	5.25%, 12/01/2023	200	187
8.75%, 05/01/2019	170	190	CubeSmart LP
Regency Energy Partners LP / Regency			4.38%, 12/15/2023	30	32
Energy Finance Corp			DDR Corp
5.00%, 10/01/2022	350	344	4.63%, 07/15/2022	130	138
Spectra Energy Capital LLC			Duke Realty LP
8.00%, 10/01/2019	30	34	3.75%, 12/01/2024	300	306
Spectra Energy Partners LP			3.88%, 10/15/2022	530	549
4.75%, 03/15/2024	30	32	EPR Properties
5.95%, 09/25/2043	400	447	7.75%, 07/15/2020	30	35
Sunoco Logistics Partners Operations LP			ERP Operating LP
4.65%, 02/15/2022	155	159	2.38%, 07/01/2019	300	305
5.50%, 02/15/2020	30	32	5.75%, 06/15/2017	45	47
TransCanada PipeLines Ltd			Federal Realty Investment Trust
3.75%, 10/16/2023	30	31	4.50%, 12/01/2044	300	316
6.10%, 06/01/2040	30	35	HCP Inc
6.50%, 08/15/2018	30	33	3.75%, 02/01/2019	400	411
7.25%, 08/15/2038	750	945	3.88%, 08/15/2024	200	198
Williams Partners LP			4.20%, 03/01/2024	200	201
3.90%, 01/15/2025	500	432	6.70%, 01/30/2018	39	42
4.00%, 09/15/2025	50	43	Highwoods Realty LP
5.10%, 09/15/2045	220	178	3.20%, 06/15/2021	30	30
5.25%, 03/15/2020	530	533	Hospitality Properties Trust
6.30%, 04/15/2040	30	28	4.50%, 06/15/2023	500	502
		$11,352	4.65%, 03/15/2024	40	40
			Host Hotels & Resorts LP
Real Estate - 0.04%			5.25%, 03/15/2022	500	539
Brookfield Asset Management Inc			6.00%, 10/01/2021	30	34
4.00%, 01/15/2025	300	302	Kimco Realty Corp
Prologis LP			3.20%, 05/01/2021	750	770
2.75%, 02/15/2019	390	398	Liberty Property LP
		$700	3.38%, 06/15/2023	40	40
			3.75%, 04/01/2025	90	91
Regional Authority - 0.26%			Omega Healthcare Investors Inc
Province of British Columbia Canada			4.95%, 04/01/2024	30	31
2.00%, 10/23/2022	500	504	Realty Income Corp
2.65%, 09/22/2021	400	420	3.25%, 10/15/2022	500	501
6.50%, 01/15/2026	45	60	4.13%, 10/15/2026	20	21
			5.88%, 03/15/2035	40	47

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)			Retail (continued)
Simon Property Group LP			TJX Cos Inc/The
2.15%, 09/15/2017	$50	$50	2.75%, 06/15/2021	$25	$26
2.20%, 02/01/2019	500	508	Walgreen Co
2.75%, 02/01/2023	250	254	5.25%, 01/15/2019	6	6
4.75%, 03/15/2042	164	184	Walgreens Boots Alliance Inc
Tanger Properties LP			1.75%, 11/17/2017	400	402
3.75%, 12/01/2024	300	303	3.80%, 11/18/2024	500	519
UDR Inc			Wal-Mart Stores Inc
4.00%, 10/01/2025	200	212	3.25%, 10/25/2020	550	590
Ventas Realty LP			3.30%, 04/22/2024	550	592
3.75%, 05/01/2024	500	511	5.63%, 04/15/2041	450	580
Weingarten Realty Investors			6.50%, 08/15/2037	550	771
3.38%, 10/15/2022	120	120	6.75%, 10/15/2023	250	325
Welltower Inc					$17,062
2.25%, 03/15/2018	500	503
4.50%, 01/15/2024	30	32	Semiconductors - 0.17%
5.25%, 01/15/2022	350	386	Applied Materials Inc
Weyerhaeuser Co			5.85%, 06/15/2041	500	599
7.38%, 10/01/2019	500	573	Intel Corp
7.38%, 03/15/2032	30	38	2.45%, 07/29/2020	300	309
		$12,331	3.30%, 10/01/2021	550	588
			4.90%, 07/29/2045	500	560
Retail - 0.98%			KLA-Tencor Corp
AutoZone Inc			3.38%, 11/01/2019	300	308
3.13%, 04/21/2026	500	500	QUALCOMM Inc
Bed Bath & Beyond Inc			2.25%, 05/20/2020	250	255
3.75%, 08/01/2024	500	495	3.45%, 05/20/2025	180	187
Costco Wholesale Corp			4.65%, 05/20/2035	70	73
1.75%, 02/15/2020	250	252	4.80%, 05/20/2045	110	111
CVS Health Corp					$2,990
1.90%, 07/20/2018	1,350	1,363
2.80%, 07/20/2020	340	350	Software - 0.43%
3.50%, 07/20/2022	500	528	Fidelity National Information Services Inc
5.13%, 07/20/2045	240	279	2.00%, 04/15/2018	530	531
Dollar General Corp			3.63%, 10/15/2020	200	209
1.88%, 04/15/2018	530	533	5.00%, 10/15/2025	180	200
Home Depot Inc/The			Fiserv Inc
3.75%, 02/15/2024	500	548	3.50%, 10/01/2022	30	31
4.25%, 04/01/2046	650	707	Microsoft Corp
5.88%, 12/16/2036	550	715	1.85%, 02/12/2020	500	508
Kohl's Corp			2.38%, 02/12/2022	750	766
4.00%, 11/01/2021	30	30	3.13%, 11/03/2025	180	189
4.25%, 07/17/2025	300	285	3.63%, 12/15/2023	550	602
Lowe's Cos Inc			4.00%, 02/12/2055	500	491
3.88%, 09/15/2023	30	33	4.20%, 06/01/2019	50	54
4.25%, 09/15/2044	450	478	4.20%, 11/03/2035	360	399
4.38%, 09/15/2045	500	540	4.45%, 11/03/2045	207	231
6.65%, 09/15/2037	33	45	4.75%, 11/03/2055	70	78
Macy's Retail Holdings Inc			Oracle Corp
5.13%, 01/15/2042	250	212	2.38%, 01/15/2019	600	617
6.90%, 04/01/2029	510	549	2.80%, 07/08/2021	500	519
McDonald's Corp			3.40%, 07/08/2024	550	583
3.25%, 06/10/2024	175	183	3.90%, 05/15/2035	130	132
3.63%, 05/20/2021	750	801	4.38%, 05/15/2055	150	150
3.70%, 01/30/2026	115	122	5.38%, 07/15/2040	550	660
4.70%, 12/09/2035	250	269	5.75%, 04/15/2018	500	542
4.88%, 12/09/2045	240	267			$7,492
5.00%, 02/01/2019	100	109	Sovereign - 1.69%
Nordstrom Inc			Canada Government International Bond
5.00%, 01/15/2044	300	276	1.13%, 03/19/2018	200	201
O'Reilly Automotive Inc			Chile Government International Bond
3.55%, 03/15/2026	500	516	3.25%, 09/14/2021	500	526
QVC Inc			3.88%, 08/05/2020	750	807
3.13%, 04/01/2019	30	30	Colombia Government International Bond
Staples Inc			7.38%, 09/18/2037	500	595
4.38%, 01/12/2023	120	122	11.75%, 02/25/2020	300	390
Starbucks Corp			10.38%, 01/28/2033	700	1,011
2.10%, 02/04/2021	750	761	Export Development Canada
Target Corp			1.75%, 08/19/2019	50	51
3.63%, 04/15/2046	300	294	1.75%, 07/21/2020	750	760
3.88%, 07/15/2020	500	542
4.00%, 07/01/2042	500	517

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)			Sovereign (continued)
Export-Import Bank of Korea			Uruguay Government International
2.25%, 01/21/2020	$500	$504	Bond (continued)
5.00%, 04/11/2022	500	571	7.63%, 03/21/2036	$400	$517
Financing Corp					$29,307
9.65%, 11/02/2018	500	602
Israel Government AID Bond			Supranational Bank - 1.74%
5.50%, 09/18/2023	65	81	African Development Bank
5.50%, 04/26/2024	65	81	1.38%, 02/12/2020	250	250
5.50%, 09/18/2033	33	45	1.63%, 10/02/2018	750	758
Israel Government International Bond			2.38%, 09/23/2021	15	16
4.00%, 06/30/2022	650	714	Asian Development Bank
5.13%, 03/26/2019	500	549	0.88%, 04/26/2018	500	499
Italy Government International Bond			1.50%, 09/28/2018	750	757
5.38%, 06/15/2033	40	48	1.75%, 09/11/2018	1,250	1,269
6.88%, 09/27/2023	550	685	2.13%, 11/24/2021	800	818
Japan Bank for International			2.13%, 03/19/2025	300	304
Cooperation/Japan			5.82%, 06/16/2028	39	52
1.13%, 07/19/2017	500	499	Corp Andina de Fomento
2.13%, 02/10/2025	300	299	4.38%, 06/15/2022	559	615
2.38%, 04/20/2026	500	508	Council Of Europe Development Bank
3.00%, 05/29/2024	300	318	1.75%, 11/14/2019	300	304
Mexico Government International Bond			European Bank for Reconstruction &
3.60%, 01/30/2025	530	535	Development
3.63%, 03/15/2022	1,070	1,105	1.00%, 09/17/2018	750	747
4.60%, 01/23/2046	500	485	1.88%, 02/23/2022	500	503
4.75%, 03/08/2044	210	208	European Investment Bank
5.75%, 10/12/2110	500	503	1.00%, 06/15/2018	1,000	999
6.75%, 09/27/2034	750	960	1.13%, 09/15/2017	1,200	1,202
8.30%, 08/15/2031	97	150	1.13%, 08/15/2018	1,000	1,000
Panama Government International Bond			1.13%, 08/15/2019	1,840	1,832
3.75%, 03/16/2025	250	254	1.25%, 05/15/2019	1,930	1,933
5.20%, 01/30/2020	500	546	1.38%, 06/15/2020	330	329
8.88%, 09/30/2027	570	808	1.63%, 03/16/2020	300	302
Peruvian Government International Bond			1.88%, 02/10/2025	250	248
5.63%, 11/18/2050	400	455	2.00%, 03/15/2021	795	811
7.13%, 03/30/2019	500	571	2.50%, 04/15/2021	150	157
8.75%, 11/21/2033	350	521	2.88%, 09/15/2020	1,100	1,162
Philippine Government International Bond			FMS Wertmanagement AoeR
4.00%, 01/15/2021	750	820	1.75%, 03/17/2020	200	202
6.38%, 10/23/2034	510	721	Inter-American Development Bank
7.75%, 01/14/2031	140	215	1.13%, 08/28/2018	1,750	1,750
10.63%, 03/16/2025	600	980	1.75%, 10/15/2019	1,000	1,012
Poland Government International Bond			2.38%, 08/15/2017	750	763
5.00%, 03/23/2022	500	559	3.88%, 09/17/2019	600	648
5.13%, 04/21/2021	580	649	4.38%, 01/24/2044	50	62
South Africa Government International Bond			International Bank for Reconstruction &
5.88%, 05/30/2022	100	107	Development
5.88%, 09/16/2025	500	532	0.88%, 07/19/2018	1,250	1,246
Svensk Exportkredit AB			1.00%, 10/05/2018	1,870	1,867
1.25%, 04/12/2019	500	499	1.13%, 07/18/2017	530	531
1.75%, 08/28/2020	400	402	1.25%, 07/26/2019	1,000	1,002
Tennessee Valley Authority			1.38%, 05/24/2021	345	342
3.50%, 12/15/2042	100	102	1.88%, 10/07/2022	180	181
3.88%, 02/15/2021	400	442	2.25%, 06/24/2021	750	774
4.25%, 09/15/2065	150	160	2.50%, 07/29/2025	270	281
4.50%, 04/01/2018	54	58	7.63%, 01/19/2023	933	1,269
4.63%, 09/15/2060	500	578	International Finance Corp
5.25%, 09/15/2039	250	326	1.63%, 07/16/2020	200	202
5.38%, 04/01/2056	61	79	1.75%, 09/16/2019	550	558
5.88%, 04/01/2036	600	829	Nordic Investment Bank
6.75%, 11/01/2025	57	78	1.13%, 02/25/2019	750	749
Turkey Government International Bond					$30,306
4.25%, 04/14/2026	250	243	Telecommunications - 1.46%
4.88%, 04/16/2043	850	768	America Movil SAB de CV
5.75%, 03/22/2024	750	806	5.00%, 03/30/2020	30	33
6.88%, 03/17/2036	500	577	5.63%, 11/15/2017	39	41
8.00%, 02/14/2034	600	770	6.13%, 03/30/2040	750	880
Uruguay Government International Bond			AT&T Inc
4.13%, 11/20/2045	386	327	1.40%, 12/01/2017	1,500	1,500
4.38%, 10/27/2027	210	217	2.30%, 03/11/2019	150	152
			3.00%, 02/15/2022	760	764

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Transportation (continued)
AT&T Inc (continued)			Canadian National Railway Co
3.80%, 03/15/2022	$530	$553	2.25%, 11/15/2022	$30	$30
3.90%, 03/11/2024	500	521	2.85%, 12/15/2021	500	521
3.95%, 01/15/2025	500	519	3.50%, 11/15/2042	75	73
4.13%, 02/17/2026	500	526	5.55%, 03/01/2019	39	43
4.35%, 06/15/2045	1,500	1,412	Canadian Pacific Railway Co
5.35%, 09/01/2040	540	575	2.90%, 02/01/2025	500	499
5.88%, 10/01/2019	520	585	3.70%, 02/01/2026	100	105
6.15%, 09/15/2034	400	453	4.45%, 03/15/2023	30	33
6.30%, 01/15/2038	500	590	6.13%, 09/15/2115	350	417
6.50%, 09/01/2037	56	67	CSX Corp
British Telecommunications PLC			3.40%, 08/01/2024	600	630
5.95%, 01/15/2018	10	11	4.75%, 05/30/2042	430	473
9.62%, 12/15/2030(a)	530	834	FedEx Corp
Cisco Systems Inc			3.20%, 02/01/2025	1,000	1,024
1.65%, 06/15/2018	750	758	3.88%, 08/01/2042	30	28
2.20%, 02/28/2021	500	507	4.00%, 01/15/2024	500	544
2.45%, 06/15/2020	460	475	Norfolk Southern Corp
2.95%, 02/28/2026	300	312	3.00%, 04/01/2022	500	514
5.90%, 02/15/2039	430	568	3.25%, 12/01/2021	40	42
Deutsche Telekom International Finance BV			3.85%, 01/15/2024	200	214
8.75%, 06/15/2030(a)	530	785	4.80%, 08/15/2043	300	333
Juniper Networks Inc			4.84%, 10/01/2041	30	34
4.35%, 06/15/2025	200	201	Ryder System Inc
Motorola Solutions Inc			2.35%, 02/26/2019	40	40
3.50%, 09/01/2021	275	275	2.55%, 06/01/2019	500	505
Orange SA			Union Pacific Corp
4.13%, 09/14/2021	30	33	1.80%, 02/01/2020	200	201
5.38%, 01/13/2042	30	36	2.25%, 06/19/2020	750	769
9.00%, 03/01/2031(a)	500	766	4.16%, 07/15/2022	500	554
Qwest Corp			4.75%, 09/15/2041	280	316
6.88%, 09/15/2033	17	17	United Parcel Service Inc
7.25%, 09/15/2025	565	604	1.13%, 10/01/2017	500	501
Rogers Communications Inc			3.13%, 01/15/2021	30	32
6.80%, 08/15/2018	30	33	3.63%, 10/01/2042	500	509
7.50%, 08/15/2038	500	660	4.88%, 11/15/2040	30	36
Telefonica Emisiones SAU			5.13%, 04/01/2019	325	358
5.13%, 04/27/2020	100	110			$11,560
7.05%, 06/20/2036	530	663
Telefonica Europe BV			Trucking & Leasing - 0.00%
8.25%, 09/15/2030	350	489	GATX Corp
Verizon Communications Inc			4.75%, 06/15/2022	50	53
1.10%, 11/01/2017	500	499
2.55%, 06/17/2019	750	770	Water- 0.00%
2.63%, 02/21/2020	350	359	American Water Capital Corp
3.45%, 03/15/2021	500	529	6.59%, 10/15/2037	13	18
3.50%, 11/01/2024	1,000	1,039
4.15%, 03/15/2024	100	108	TOTAL BONDS		$601,221
4.67%, 03/15/2055	880	862		Principal
4.86%, 08/21/2046	1,750	1,868	MUNICIPAL BONDS - 0.90%	Amount (000's) Value (000's)
5.01%, 08/21/2054	607	626
5.05%, 03/15/2034	550	600	California - 0.31%
Vodafone Group PLC			Bay Area Toll Authority
4.63%, 07/15/2018	560	592	6.26%, 04/01/2049	$325	$479
6.15%, 02/27/2037	240	274	6.91%, 10/01/2050	250	381
		$25,434	East Bay Municipal Utility District Water
			System Revenue
Toys, Games & Hobbies - 0.00%			5.87%, 06/01/2040	20	27
Mattel Inc			Los Angeles Community College District/CA
2.35%, 05/06/2019	30	30	6.60%, 08/01/2042	500	740
			Los Angeles Department of Water
Transportation - 0.66%			6.01%, 07/01/2039	30	39
Burlington Northern Santa Fe LLC			Los Angeles Unified School District/CA
3.65%, 09/01/2025	500	543	5.76%, 07/01/2029	530	672
4.10%, 06/01/2021	400	437	Regents of the University of California
4.15%, 04/01/2045	200	208	Medical Center Pooled Revenue
4.40%, 03/15/2042	30	32	6.55%, 05/15/2048	20	28
4.55%, 09/01/2044	400	437	State of California
5.40%, 06/01/2041	400	481	6.65%, 03/01/2022	350	429
7.95%, 08/15/2030	30	44	7.30%, 10/01/2039	750	1,100
			7.70%, 11/01/2030	500	613

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			Ohio (continued)
University of California			Ohio State University/The (continued)
3.93%, 05/15/2045	$200	$208	4.91%, 06/01/2040	$50	$61
5.77%, 05/15/2043	530	694			$1,204

		$5,410	Texas- 0.09%
Colorado - 0.02%			City of Houston TX
Regional Transportation District			6.29%, 03/01/2032	500	623
5.84%, 11/01/2050	250	351	Dallas Area Rapid Transit
			5.02%, 12/01/2048	30	38
			State of Texas
Connecticut - 0.03%			5.52%, 04/01/2039	500	677
State of Connecticut
5.85%, 03/15/2032	430	541	University of Texas System/The
			5.13%, 08/15/2042	80	101
					$1,439
Florida - 0.00%
State Board of Administration Finance Corp			Washington - 0.00%
2.11%, 07/01/2018	30	30	State of Washington
			5.09%, 08/01/2033	30	36

Georgia - 0.04%			TOTAL MUNICIPAL BONDS		$15,594
Municipal Electric Authority of Georgia			U.S. GOVERNMENT & GOVERNMENT	Principal
6.64%, 04/01/2057	540	701	AGENCY OBLIGATIONS - 64.22%	Amount (000's) Value (000's)
State of Georgia			Federal Home Loan Mortgage Corporation (FHLMC) -
4.50%, 11/01/2025	30	34	7.66%
		$735	2.00%, 03/01/2028	$82	$82
Illinois - 0.05%			2.00%, 08/01/2028	497	501
			2.00%, 01/01/2030	99	100
Chicago Transit Authority			2.00%, 06/01/2031(f)	600	600
6.20%, 12/01/2040	30	35	2.41%, 10/01/2043(a)	34	35
City of Chicago IL
6.31%, 01/01/2044	30	27	2.50%, 03/01/2027	183	188
State of Illinois			2.50%, 08/01/2027	129	132
4.95%, 06/01/2023	85	90	2.50%, 08/01/2028	312	321
5.10%, 06/01/2033	700	670	2.50%, 09/01/2029	775	796
		$822	2.50%, 12/01/2029	977	1,002
			2.50%, 01/01/2030	1,002	1,028
New Jersey - 0.13%			2.50%, 06/01/2030(f)	1,825	1,871
New Jersey Economic Development			2.50%, 09/01/2030	2,137	2,193
Authority (credit support from AGM)			2.50%, 01/01/2031	777	797
0.00%, 02/15/2023(b),(e)	50	38	2.50%, 01/01/2031	699	717
New Jersey Economic Development			2.50%, 02/01/2031	788	809
Authority (credit support from NATL)			2.50%, 04/01/2031	249	255
7.43%, 02/15/2029(e)	750	914	2.50%, 01/01/2043	189	187
New Jersey Transportation Trust Fund			2.50%, 07/01/2043	90	90
Authority			2.50%, 06/01/2046(f)	200	198
1.76%, 12/15/2018	400	393	2.55%, 10/01/2044(a)	595	607
6.56%, 12/15/2040	146	163	2.95%, 11/01/2044(a)	479	495
New Jersey Turnpike Authority (credit			3.00%, 09/01/2021	9	9
support from NEW JERSEY ST TPK AUTH			3.00%, 10/01/2021	547	571
TPK REV)			3.00%, 12/01/2021	241	252
7.41%, 01/01/2040(e)	500	761	3.00%, 05/01/2027	65	68
		$2,269	3.00%, 06/01/2027	191	200
			3.00%, 04/01/2029	644	673
New York - 0.16%			3.00%, 07/01/2029	124	130
City of New York NY			3.00%, 09/01/2029	609	637
6.27%, 12/01/2037	500	682	3.00%, 10/01/2029	462	483
Metropolitan Transportation Authority			3.00%, 10/01/2029	862	901
6.55%, 11/15/2031	380	505	3.00%, 11/01/2029	232	242
New York City Water & Sewer System			3.00%, 11/01/2029	379	395
5.72%, 06/15/2042	280	376	3.00%, 01/01/2030	332	347
New York State Dormitory Authority			3.00%, 03/01/2030	49	51
5.39%, 03/15/2040	500	644	3.00%, 06/01/2030(f)	1,700	1,774
Port Authority of New York & New Jersey			3.00%, 11/01/2030	503	525
4.46%, 10/01/2062	500	550	3.00%, 01/01/2031	194	203
		$2,757	3.00%, 02/01/2031	73	77
Ohio- 0.07%			3.00%, 03/01/2031	99	104
American Municipal Power Inc			3.00%, 03/01/2031	198	206
7.50%, 02/15/2050	30	43	3.00%, 04/01/2031	797	832
7.83%, 02/15/2041	250	364	3.00%, 04/01/2033	101	105
Ohio State University/The			3.00%, 09/01/2034	556	577
3.80%, 12/01/2046	350	363	3.00%, 10/01/2034	385	400
4.05%, 12/01/2056	350	373	3.00%, 05/01/2035	92	96

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.00%, 06/01/2035	$419	$435	4.00%, 07/01/2020	$295	$305
3.00%, 09/01/2042	2,279	2,339	4.00%, 07/01/2024	25	26
3.00%, 11/01/2042	977	1,002	4.00%, 12/01/2024	374	397
3.00%, 01/01/2043	161	166	4.00%, 08/01/2025	33	35
3.00%, 01/01/2043	167	172	4.00%, 10/01/2025	26	27
3.00%, 02/01/2043	990	1,016	4.00%, 03/01/2026	7	8
3.00%, 07/01/2043	195	200	4.00%, 12/01/2030	53	57
3.00%, 09/01/2043	255	261	4.00%, 11/01/2033	346	372
3.00%, 10/01/2043	191	196	4.00%, 07/01/2034	239	257
3.00%, 12/01/2044	777	796	4.00%, 07/01/2039	95	103
3.00%, 01/01/2045	235	241	4.00%, 12/01/2040	113	120
3.00%, 01/01/2045	39	40	4.00%, 12/01/2040	93	99
3.00%, 03/01/2045	447	458	4.00%, 12/01/2040	479	512
3.00%, 04/01/2045	278	284	4.00%, 10/01/2041	123	132
3.00%, 04/01/2045	635	650	4.00%, 12/01/2041	80	86
3.00%, 06/01/2045(f)	6,850	7,012	4.00%, 01/01/2042	20	21
3.00%, 06/01/2045	858	879	4.00%, 01/01/2044	25	27
3.00%, 08/01/2045	1,246	1,277	4.00%, 02/01/2044	437	470
3.00%, 08/01/2045	55	56	4.00%, 03/01/2044	157	167
3.00%, 12/01/2045	1,562	1,600	4.00%, 04/01/2044	708	755
3.00%, 01/01/2046	147	151	4.00%, 05/01/2044	316	336
3.00%, 03/01/2046	950	973	4.00%, 07/01/2044	864	921
3.00%, 04/01/2046	1,017	1,042	4.00%, 07/01/2044	333	355
3.00%, 07/01/2046(f)	650	664	4.00%, 08/01/2044	19	21
3.50%, 01/01/2021	88	92	4.00%, 09/01/2044	318	339
3.50%, 01/01/2021	264	279	4.00%, 11/01/2044	757	808
3.50%, 03/01/2021	60	64	4.00%, 12/01/2044	3,769	4,018
3.50%, 03/01/2021	553	584	4.00%, 12/01/2044	730	778
3.50%, 10/01/2025	49	52	4.00%, 01/01/2045	944	1,007
3.50%, 11/01/2025	17	18	4.00%, 02/01/2045	38	40
3.50%, 11/01/2025	8	8	4.00%, 07/01/2045	658	702
3.50%, 02/01/2026	53	56	4.00%, 07/01/2045	525	560
3.50%, 02/01/2026	215	227	4.00%, 08/01/2045	1,089	1,162
3.50%, 04/01/2026	200	211	4.00%, 09/01/2045	2,016	2,150
3.50%, 06/01/2026	26	27	4.00%, 10/01/2045	199	213
3.50%, 08/01/2026	25	26	4.00%, 10/01/2045	1,000	1,067
3.50%, 02/01/2029	96	102	4.00%, 11/01/2045	191	204
3.50%, 06/01/2029	624	659	4.00%, 06/01/2046(f)	5,000	5,332
3.50%, 09/01/2029	26	27	4.50%, 09/01/2018	82	84
3.50%, 02/01/2030	385	407	4.50%, 01/01/2019	280	287
3.50%, 06/01/2030(f)	100	105	4.50%, 05/01/2019	256	263
3.50%, 09/01/2030	92	97	4.50%, 12/01/2019	152	155
3.50%, 04/01/2032	103	109	4.50%, 01/01/2024	17	18
3.50%, 05/01/2034	578	611	4.50%, 08/01/2025	45	48
3.50%, 06/01/2035	371	392	4.50%, 10/01/2030	267	292
3.50%, 11/01/2041	62	65	4.50%, 05/01/2031	28	30
3.50%, 01/01/2042	55	58	4.50%, 02/01/2039	31	33
3.50%, 04/01/2042	65	68	4.50%, 04/01/2039	37	40
3.50%, 06/01/2042	63	67	4.50%, 09/01/2039	46	50
3.50%, 06/01/2042	309	324	4.50%, 10/01/2039	727	795
3.50%, 07/01/2042	3,184	3,337	4.50%, 10/01/2039	41	46
3.50%, 08/01/2042	52	55	4.50%, 11/01/2039	54	59
3.50%, 10/01/2042	1,660	1,740	4.50%, 02/01/2040	38	42
3.50%, 01/01/2044	855	894	4.50%, 02/01/2040	46	51
3.50%, 08/01/2044	38	40	4.50%, 02/01/2040	15	16
3.50%, 01/01/2045	1,154	1,207	4.50%, 05/01/2040	10	11
3.50%, 02/01/2045	444	465	4.50%, 05/01/2040	25	27
3.50%, 03/01/2045	712	745	4.50%, 07/01/2040	36	40
3.50%, 03/01/2045	1,562	1,635	4.50%, 08/01/2040	30	33
3.50%, 06/01/2045	788	825	4.50%, 08/01/2040	33	36
3.50%, 07/01/2045	791	828	4.50%, 08/01/2040	50	55
3.50%, 08/01/2045	424	444	4.50%, 09/01/2040	42	47
3.50%, 09/01/2045	767	802	4.50%, 02/01/2041	538	588
3.50%, 10/01/2045	95	99	4.50%, 03/01/2041	759	829
3.50%, 12/01/2045	1,659	1,736	4.50%, 05/01/2041	37	41
3.50%, 03/01/2046	813	851	4.50%, 06/01/2041	722	785
3.50%, 04/01/2046	1,097	1,148	4.50%, 06/01/2041	24	26
3.50%, 06/01/2046(f)	15,950	16,680	4.50%, 08/01/2041	8	9
3.50%, 07/01/2046(f)	800	835	4.50%, 08/01/2041	67	73
4.00%, 06/01/2018	157	163	4.50%, 03/01/2042	33	36
4.00%, 04/01/2019	1	1	4.50%, 09/01/2043	299	326

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.50%, 10/01/2043	$18	$19	6.00%, 01/01/2039	$99	$112
4.50%, 11/01/2043	630	687	6.50%, 06/01/2017	4	4
4.50%, 12/01/2043	699	761	6.50%, 09/01/2039	50	58
4.50%, 02/01/2044	332	362			$133,262
4.50%, 03/01/2044	1,147	1,248
4.50%, 06/01/2044	75	82	Federal National Mortgage Association (FNMA) - 12.53%
4.50%, 09/01/2044	99	107	2.00%, 11/01/2028	81	81
4.50%, 09/01/2044	693	754	2.00%, 09/01/2029	726	732
4.50%, 01/01/2045	112	122	2.00%, 01/01/2030	91	91
4.50%, 09/01/2045	1,296	1,411	2.00%, 01/01/2030	44	44
4.50%, 06/01/2046(f)	725	789	2.00%, 05/01/2030	280	280
			2.00%, 06/01/2030(f)	400	401
5.00%, 04/01/2021	27	29
5.00%, 06/01/2023	157	173	2.43%, 01/01/2046	197	202
5.00%, 09/01/2023	207	228	2.50%, 01/01/2028	291	299
5.00%, 01/01/2026	16	18	2.50%, 07/01/2028	273	281
5.00%, 03/01/2026	11	12	2.50%, 07/01/2028	721	743
5.00%, 07/01/2026	3	3	2.50%, 08/01/2028	26	27
5.00%, 03/01/2028	127	140	2.50%, 11/01/2028	942	970
5.00%, 03/01/2030	7	8	2.50%, 09/01/2029	612	629
5.00%, 08/01/2030	69	77	2.50%, 11/01/2029	76	79
5.00%, 09/01/2033	15	17	2.50%, 12/01/2029	831	853
5.00%, 09/01/2033	410	455	2.50%, 02/01/2030	151	155
5.00%, 08/01/2035	17	19	2.50%, 03/01/2030	54	55
5.00%, 11/01/2035	210	233	2.50%, 03/01/2030	635	652
5.00%, 08/01/2036	29	32	2.50%, 05/01/2030	779	799
			2.50%, 06/01/2030(f)	2,650	2,717
5.00%, 11/01/2036	26	29
5.00%, 12/01/2036	542	602	2.50%, 07/01/2030	178	183
5.00%, 06/01/2037	18	20	2.50%, 08/01/2030	669	687
5.00%, 12/01/2038	119	131	2.50%, 08/01/2030	783	804
5.00%, 01/01/2039	28	31	2.50%, 12/01/2030	827	849
5.00%, 01/01/2039	27	30	2.50%, 01/01/2031	48	49
5.00%, 08/01/2039	7	8	2.50%, 03/01/2031	789	810
5.00%, 09/01/2039	26	29	2.50%, 03/01/2031	977	1,003
5.00%, 11/01/2039	686	756	2.50%, 03/01/2031	419	430
5.00%, 01/01/2040	53	59	2.50%, 05/01/2031	373	383
5.00%, 08/01/2040	51	56	2.50%, 07/01/2033	30	31
5.00%, 09/01/2040	15	16	2.50%, 12/01/2042	87	87
5.00%, 02/01/2041	175	194	2.50%, 01/01/2043	184	184
5.00%, 03/01/2041	699	772	2.50%, 02/01/2043	65	65
5.00%, 04/01/2041	89	99	2.50%, 05/01/2043	269	267
5.00%, 09/01/2041	37	41	2.50%, 07/01/2043	194	193
5.00%, 12/01/2041	340	377	2.50%, 10/01/2043	199	198
5.00%, 02/01/2042	1,217	1,347	2.50%, 05/01/2046	200	199
			2.67%, 02/01/2044(a)	375	385
5.00%, 06/01/2046(f)	2,600	2,866
			2.70%, 01/01/2045(a)	41	43
5.50%, 01/01/2018	7	8	2.71%, 03/01/2046(a)	687	710
5.50%, 06/01/2034	162	182
5.50%, 07/01/2036	50	56	3.00%, 11/01/2025	145	151
5.50%, 01/01/2037	105	118	3.00%, 01/01/2026	154	161
5.50%, 09/01/2037	22	25	3.00%, 11/01/2026	112	117
5.50%, 11/01/2037	28	31	3.00%, 02/01/2027	79	82
5.50%, 04/01/2038	13	15	3.00%, 03/01/2027	171	179
5.50%, 07/01/2038	318	357	3.00%, 07/01/2027	96	100
5.50%, 07/01/2038	220	247	3.00%, 10/01/2027	239	249
5.50%, 07/01/2038	13	15	3.00%, 01/01/2029	220	230
5.50%, 07/01/2038	249	280	3.00%, 02/01/2029	169	177
5.50%, 09/01/2038	25	28	3.00%, 03/01/2029	20	20
5.50%, 12/01/2038	480	535	3.00%, 04/01/2029	913	953
5.50%, 12/01/2038	1	2	3.00%, 11/01/2029	127	133
5.50%, 10/01/2039	521	582	3.00%, 11/01/2029	86	90
5.50%, 11/01/2039	111	123	3.00%, 12/01/2029	197	205
5.50%, 01/01/2040	23	26	3.00%, 12/01/2029	430	449
5.50%, 03/01/2040	15	16	3.00%, 01/01/2030	1,178	1,229
5.50%, 06/01/2040	35	39	3.00%, 01/01/2030	212	221
5.50%, 06/01/2041	359	403	3.00%, 01/01/2030	984	1,026
			3.00%, 06/01/2030(f)	1,300	1,355
6.00%, 04/01/2023	2	3
6.00%, 12/01/2037	29	33	3.00%, 06/01/2030	720	751
6.00%, 04/01/2038	854	972	3.00%, 07/01/2030	1,193	1,244
6.00%, 05/01/2038	69	80	3.00%, 09/01/2030	240	251
6.00%, 07/01/2038	43	49	3.00%, 10/01/2030	99	103
6.00%, 10/01/2038	3	3	3.00%, 10/01/2030	1,090	1,136
6.00%, 11/01/2038	273	314	3.00%, 11/01/2030	48	50

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 11/01/2030	$879	$917	3.50%, 05/01/2034	$171	$180
3.00%, 12/01/2030	566	591	3.50%, 06/01/2034	115	121
3.00%, 12/01/2030	148	154	3.50%, 07/01/2034	762	804
3.00%, 12/01/2030	189	197	3.50%, 09/01/2034	577	608
3.00%, 03/01/2031	493	514	3.50%, 10/01/2034	189	199
3.00%, 01/01/2033	101	105	3.50%, 12/01/2035	960	1,012
3.00%, 04/01/2033	99	103	3.50%, 02/01/2036	196	207
3.00%, 09/01/2034	814	848	3.50%, 03/01/2041	79	83
3.00%, 11/01/2034	636	662	3.50%, 10/01/2041	56	59
3.00%, 12/01/2034	303	315	3.50%, 12/01/2041	76	79
3.00%, 05/01/2035	1,162	1,207	3.50%, 02/01/2042	752	789
3.00%, 06/01/2035	653	678	3.50%, 03/01/2042	175	183
3.00%, 11/01/2035	283	294	3.50%, 04/01/2042	211	221
3.00%, 04/01/2042	260	267	3.50%, 05/01/2042	146	153
3.00%, 11/01/2042	947	972	3.50%, 06/01/2042	1,013	1,062
3.00%, 04/01/2043	264	271	3.50%, 07/01/2042	185	194
3.00%, 04/01/2043	979	1,005	3.50%, 08/01/2042	123	129
3.00%, 05/01/2043	77	79	3.50%, 09/01/2042	115	120
3.00%, 05/01/2043	252	259	3.50%, 10/01/2042	164	172
3.00%, 06/01/2043	277	284	3.50%, 06/01/2043	244	256
3.00%, 06/01/2043	849	871	3.50%, 08/01/2043	1,067	1,118
3.00%, 07/01/2043	125	128	3.50%, 09/01/2043	2,359	2,472
3.00%, 07/01/2043	241	247	3.50%, 11/01/2043	512	536
3.00%, 08/01/2043	84	86	3.50%, 01/01/2044	358	375
3.00%, 08/01/2043	163	167	3.50%, 02/01/2044	34	36
3.00%, 11/01/2043	271	278	3.50%, 10/01/2044	717	751
3.00%, 11/01/2044	797	817	3.50%, 11/01/2044	779	815
3.00%, 01/01/2045	856	878	3.50%, 12/01/2044	991	1,038
3.00%, 01/01/2045	75	77	3.50%, 12/01/2044	1,011	1,058
3.00%, 01/01/2045	3,774	3,869	3.50%, 02/01/2045	972	1,018
3.00%, 04/01/2045	143	146	3.50%, 04/01/2045	745	781
3.00%, 04/01/2045	44	45	3.50%, 04/01/2045	820	862
3.00%, 06/01/2045(f)	16,075	16,463	3.50%, 07/01/2045	1,085	1,136
3.00%, 08/01/2045	853	874	3.50%, 07/01/2045(f)	1,225	1,280
3.00%, 12/01/2045	499	512	3.50%, 08/01/2045	741	776
3.00%, 12/01/2045	639	655	3.50%, 10/01/2045	426	446
3.00%, 01/01/2046	347	356	3.50%, 10/01/2045	49	51
3.00%, 02/01/2046	49	50	3.50%, 10/01/2045	411	430
3.00%, 02/01/2046	28	28	3.50%, 11/01/2045	861	902
3.00%, 03/01/2046	605	620	3.50%, 11/01/2045	870	911
3.00%, 04/01/2046	25	26	3.50%, 12/01/2045	1,115	1,168
3.00%, 04/01/2046	119	122	3.50%, 12/01/2045	550	576
3.00%, 04/01/2046	1,193	1,223	3.50%, 12/01/2045	1,069	1,119
3.00%, 04/01/2046	994	1,019	3.50%, 01/01/2046	1,092	1,143
3.00%, 05/01/2046	450	461	3.50%, 02/01/2046	450	471
3.00%, 05/01/2046	300	307	3.50%, 06/01/2046(f)	29,275	30,640
3.00%, 05/01/2046	400	410	3.51%, 02/01/2041(a)	10	10
3.00%, 07/01/2046(f)	1,575	1,609	4.00%, 07/01/2019	294	305
3.06%, 12/01/2041(a)	34	36	4.00%, 05/01/2020	200	207
3.17%, 12/01/2040(a)	29	30	4.00%, 05/01/2020	238	247
3.50%, 09/01/2018	2	2	4.00%, 12/01/2020	75	78
3.50%, 10/01/2025	50	53	4.00%, 03/01/2022	245	255
3.50%, 11/01/2025	60	63	4.00%, 03/01/2022	44	46
3.50%, 12/01/2025	291	307	4.00%, 09/01/2025	43	46
3.50%, 01/01/2026	882	932	4.00%, 03/01/2026	61	64
3.50%, 01/01/2026	180	190	4.00%, 09/01/2026	48	52
3.50%, 01/01/2026	41	44	4.00%, 04/01/2029	22	24
3.50%, 05/01/2026	260	274	4.00%, 12/01/2030	28	31
3.50%, 08/01/2026	51	54	4.00%, 11/01/2031	35	38
3.50%, 09/01/2026	480	508	4.00%, 11/01/2033	582	626
3.50%, 10/01/2026	631	666	4.00%, 10/01/2034	402	432
3.50%, 10/01/2026	710	750	4.00%, 03/01/2039	34	37
3.50%, 06/01/2027	545	576	4.00%, 08/01/2039	116	124
3.50%, 03/01/2029	346	366	4.00%, 10/01/2040	82	88
3.50%, 11/01/2029	16	17	4.00%, 12/01/2040	59	63
3.50%, 04/01/2030	42	45	4.00%, 12/01/2040	54	58
3.50%, 06/01/2031(f)	1,100	1,161	4.00%, 01/01/2041	205	219
3.50%, 04/01/2032	52	55	4.00%, 01/01/2041	30	32
3.50%, 07/01/2032	42	44	4.00%, 02/01/2041	189	202
3.50%, 09/01/2032	48	51	4.00%, 02/01/2041	78	83
3.50%, 10/01/2033	26	27	4.00%, 02/01/2041	148	159

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 03/01/2041	$94	$100	4.50%, 10/01/2040	$78	$85
4.00%, 07/01/2041(f)	350	373	4.50%, 02/01/2041	74	80
4.00%, 09/01/2041	77	82	4.50%, 03/01/2041	71	78
4.00%, 12/01/2041	387	415	4.50%, 04/01/2041	132	144
4.00%, 12/01/2041	128	137	4.50%, 05/01/2041	693	756
4.00%, 12/01/2041	255	273	4.50%, 07/01/2041	53	58
4.00%, 05/01/2042	68	72	4.50%, 07/01/2041	9	10
4.00%, 06/01/2042	596	638	4.50%, 08/01/2041	678	740
4.00%, 06/01/2042	279	299	4.50%, 09/01/2041	771	842
4.00%, 12/01/2042	613	656	4.50%, 09/01/2041	74	80
4.00%, 06/01/2043	803	859	4.50%, 11/01/2041	55	60
4.00%, 11/01/2043	870	932	4.50%, 11/01/2041	58	63
4.00%, 05/01/2044	323	345	4.50%, 01/01/2042	19	21
4.00%, 08/01/2044	940	1,003	4.50%, 07/01/2042	18	19
4.00%, 08/01/2044	56	60	4.50%, 09/01/2043	630	686
4.00%, 08/01/2044	400	427	4.50%, 10/01/2043	34	37
4.00%, 08/01/2044	300	320	4.50%, 10/01/2043	50	54
4.00%, 09/01/2044	383	409	4.50%, 11/01/2043	737	805
4.00%, 09/01/2044	98	105	4.50%, 11/01/2043	23	25
4.00%, 09/01/2044	465	497	4.50%, 11/01/2043	370	404
4.00%, 10/01/2044	240	256	4.50%, 12/01/2043	20	22
4.00%, 10/01/2044	189	202	4.50%, 01/01/2044	610	664
4.00%, 11/01/2044	108	115	4.50%, 01/01/2044	716	779
4.00%, 11/01/2044	228	243	4.50%, 02/01/2044	129	140
4.00%, 11/01/2044	266	284	4.50%, 03/01/2044	73	79
4.00%, 11/01/2044	70	74	4.50%, 03/01/2044	457	497
4.00%, 11/01/2044	511	546	4.50%, 05/01/2044	824	898
4.00%, 11/01/2044	313	334	4.50%, 05/01/2044	684	746
4.00%, 12/01/2044	952	1,016	4.50%, 06/01/2044	891	971
4.00%, 12/01/2044	162	173	4.50%, 07/01/2044	234	255
4.00%, 12/01/2044	574	612	4.50%, 08/01/2044	30	33
4.00%, 12/01/2044	631	673	4.50%, 08/01/2044	300	326
4.00%, 01/01/2045	854	912	4.50%, 09/01/2044	653	711
4.00%, 01/01/2045	25	26	4.50%, 10/01/2044	876	954
4.00%, 01/01/2045	945	1,008	4.50%, 11/01/2044	224	244
4.00%, 02/01/2045	632	675	4.50%, 11/01/2044	150	163
4.00%, 02/01/2045	472	504	4.50%, 11/01/2044	18	20
4.00%, 03/01/2045	254	271	4.50%, 11/01/2044	274	298
4.00%, 04/01/2045	458	491	4.50%, 06/01/2046(f)	2,575	2,804
4.00%, 06/01/2045	120	128	5.00%, 04/01/2018	1	1
4.00%, 08/01/2045	100	106	5.00%, 06/01/2018	6	6
4.00%, 08/01/2045	79	84	5.00%, 12/01/2020	47	48
4.00%, 08/01/2045	349	373	5.00%, 05/01/2023	10	11
4.00%, 09/01/2045	300	320	5.00%, 10/01/2024	45	50
4.00%, 09/01/2045	1,199	1,281	5.00%, 09/01/2025	234	242
4.00%, 11/01/2045	25	27	5.00%, 06/01/2028	88	97
4.00%, 06/01/2046(f)	18,450	19,700	5.00%, 08/01/2030	456	505
4.50%, 02/01/2018	19	19	5.00%, 05/01/2031	321	356
4.50%, 05/01/2018	77	79	5.00%, 03/01/2034	23	26
4.50%, 11/01/2018	175	180	5.00%, 04/01/2035	25	28
4.50%, 01/01/2020	308	317	5.00%, 06/01/2035	62	69
4.50%, 02/01/2021	173	179	5.00%, 07/01/2035	66	73
4.50%, 08/01/2023	357	389	5.00%, 08/01/2035	2	2
4.50%, 05/01/2025	47	51	5.00%, 02/01/2037	7	8
4.50%, 06/01/2029	51	56	5.00%, 04/01/2037	2	2
4.50%, 07/01/2029	12	13	5.00%, 07/01/2037	49	55
4.50%, 08/01/2030	29	32	5.00%, 04/01/2038	1	1
4.50%, 03/01/2031	780	855	5.00%, 02/01/2039	42	46
4.50%, 01/01/2034	73	80	5.00%, 07/01/2039	501	556
4.50%, 02/01/2039	47	52	5.00%, 12/01/2039	782	869
4.50%, 04/01/2039	36	40	5.00%, 12/01/2039	36	41
4.50%, 04/01/2039	80	87	5.00%, 01/01/2040	43	49
4.50%, 04/01/2039	342	372	5.00%, 05/01/2040	60	67
4.50%, 06/01/2039	41	45	5.00%, 06/01/2040	13	15
4.50%, 06/01/2039	5	5	5.00%, 06/01/2040	8	9
4.50%, 08/01/2039	55	60	5.00%, 06/01/2040	57	63
4.50%, 10/01/2039	37	40	5.00%, 04/01/2041	1,032	1,146
4.50%, 12/01/2039	77	84	5.00%, 05/01/2041	67	75
4.50%, 02/01/2040	74	81	5.00%, 08/01/2041	489	542
4.50%, 05/01/2040	58	63	5.00%, 05/01/2042	543	604
4.50%, 09/01/2040	641	700	5.00%, 09/01/2043	253	280

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
5.00%, 03/01/2044	$200	$222
5.00%, 03/01/2044	731	810	2.50%, 04/15/2043	$288	$287
			2.50%, 07/20/2043	289	289
5.00%, 03/01/2044	309	343	2.50%, 01/20/2044(a)	390	398
5.00%, 05/01/2044	322	357
5.00%, 02/01/2045	479	531	2.50%, 04/15/2045	100	100
5.00%, 06/01/2046(f)	4,700	5,213	2.50%, 06/01/2045	400	400
5.50%, 01/01/2025	10	10	3.00%, 02/15/2027	237	247
5.50%, 12/01/2027	160	180	3.00%, 04/15/2027	33	35
			3.00%, 09/20/2027	66	69
5.50%, 06/01/2034	8	9	3.00%, 11/20/2028	437	458
5.50%, 04/01/2035	4	4
5.50%, 09/01/2035	8	10	3.00%, 08/20/2029	270	283
			3.00%, 09/20/2029	303	317
5.50%, 10/01/2035	12	14	3.00%, 07/20/2030	235	247
5.50%, 04/01/2036	6	7	3.00%, 11/20/2041(a)	63	64
5.50%, 04/01/2036	45	51	3.00%, 04/15/2042	486	503
5.50%, 09/01/2036	67	75	3.00%, 09/20/2042	178	185
5.50%, 12/01/2036	67	76
5.50%, 02/01/2037	6	7	3.00%, 12/20/2042	308	320
			3.00%, 01/20/2043	952	988
5.50%, 05/01/2037	46	52	3.00%, 03/20/2043	224	233
5.50%, 06/01/2037	7	8
5.50%, 07/01/2037	7	7	3.00%, 03/20/2043	1,011	1,049
			3.00%, 03/20/2043	194	201
5.50%, 08/01/2037	5	5	3.00%, 04/20/2043	847	879
5.50%, 05/01/2038	337	379
5.50%, 06/01/2038	476	534	3.00%, 05/15/2043	116	120
			3.00%, 05/15/2043	141	146
5.50%, 06/01/2038	5	6	3.00%, 05/15/2043	80	83
5.50%, 06/01/2038	9	10
5.50%, 08/01/2038	1	1	3.00%, 06/15/2043	164	170
			3.00%, 08/20/2043	123	128
5.50%, 09/01/2038	693	784	3.00%, 07/15/2044	192	198
5.50%, 09/01/2038	31	36
5.50%, 10/01/2038	9	10	3.00%, 12/20/2044	1,991	2,063
			3.00%, 01/15/2045	205	212
5.50%, 11/01/2038	445	499	3.00%, 01/15/2045	496	513
5.50%, 12/01/2038	45	51
5.50%, 12/01/2038	45	51	3.00%, 01/20/2045	181	188
5.50%, 02/01/2039	140	158	3.00%, 02/20/2045	199	206
5.50%, 04/01/2039	50	56	3.00%, 05/20/2045	1,263	1,309
			3.00%, 06/01/2045	12,525	12,963
5.50%, 06/01/2039	3	3	3.00%, 06/01/2045(f)	950	982
5.50%, 12/01/2039	42	48
5.50%, 03/01/2040	612	686	3.00%, 06/20/2045	500	518
			3.00%, 07/15/2045	455	471
5.50%, 04/01/2040	508	572	3.00%, 07/20/2045	763	791
5.50%, 07/01/2041	577	648
6.00%, 06/01/2017	15	15	3.00%, 09/20/2045	628	651
			3.00%, 12/20/2045	780	809
6.00%, 09/01/2024	425	485	3.00%, 01/20/2046	344	357
6.00%, 04/01/2026	283	322
6.00%, 07/01/2035	110	127	3.00%, 07/01/2046	1,100	1,136
			3.50%, 12/20/2026	291	308
6.00%, 10/01/2036	364	415	3.50%, 03/20/2027	20	22
6.00%, 02/01/2037	354	405
6.00%, 07/01/2037	5	5	3.50%, 02/15/2042	95	100
			3.50%, 02/20/2042	206	218
6.00%, 11/01/2037	6	7	3.50%, 05/15/2042	159	168
6.00%, 11/01/2037	2	2
6.00%, 02/01/2038	1	2	3.50%, 05/20/2042	414	438
			3.50%, 06/20/2042	420	444
6.00%, 04/01/2038	127	145	3.50%, 07/15/2042	66	69
6.00%, 05/01/2038	6	7
6.00%, 05/01/2038	6	6	3.50%, 08/15/2042	21	23
			3.50%, 08/20/2042	99	105
6.00%, 08/01/2038	162	186	3.50%, 10/20/2042	858	909
6.00%, 09/01/2038	2	2
6.00%, 10/01/2039	151	172	3.50%, 11/20/2042	743	786
			3.50%, 12/20/2042	741	785
6.00%, 04/01/2040	103	117	3.50%, 02/20/2043	727	770
6.00%, 10/01/2040	139	159
6.50%, 12/01/2016	5	5	3.50%, 04/15/2043	656	693
			3.50%, 05/20/2043	589	624
6.50%, 07/01/2020	2	2	3.50%, 07/20/2043	768	813
6.50%, 06/01/2024	2	3
6.50%, 12/01/2031	4	5	3.50%, 08/20/2043	998	1,057
			3.50%, 10/20/2043	663	702
6.50%, 03/01/2032	7	8	3.50%, 04/20/2044	832	880
6.50%, 10/01/2039	69	79	3.50%, 08/20/2044(a)	215	221
		$217,807	3.50%, 10/20/2044	845	894
Government National Mortgage Association (GNMA) -			3.50%, 11/20/2044	828	876
7.93%			3.50%, 12/15/2044	890	940
2.50%, 06/20/2027	334	344	3.50%, 12/20/2044	884	934
2.50%, 09/20/2027	35	36	3.50%, 01/20/2045	882	931
2.50%, 01/20/2028	127	132	3.50%, 02/15/2045	512	541
2.50%, 04/20/2028	70	73	3.50%, 04/15/2045	300	316
2.50%, 03/20/2041(a)	33	33
			3.50%, 04/20/2045	715	755

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
3.50%, 06/01/2045(f)	$625	$660	4.50%, 06/15/2041	$24	$27
3.50%, 06/01/2045	29,875	31,534	4.50%, 06/20/2041	43	47
3.50%, 06/20/2045	225	238	4.50%, 07/20/2041	85	93
3.50%, 07/20/2045	236	250	4.50%, 08/15/2041	19	21
3.50%, 08/20/2045	746	788	4.50%, 08/20/2041	44	48
3.50%, 09/20/2045	400	422	4.50%, 09/20/2041	40	43
3.50%, 11/20/2045	625	661	4.50%, 09/20/2043	27	29
3.50%, 03/20/2046	1,091	1,154	4.50%, 10/20/2043	400	430
3.50%, 07/01/2046	350	369	4.50%, 11/20/2043	562	604
4.00%, 05/15/2026	38	39	4.50%, 01/20/2044	666	716
4.00%, 07/20/2026	84	88	4.50%, 02/20/2044	513	552
4.00%, 09/15/2040	8	9	4.50%, 05/20/2044	1,308	1,406
4.00%, 09/15/2040	38	41	4.50%, 07/20/2044	352	379
4.00%, 01/15/2041	40	43	4.50%, 08/20/2044	114	122
4.00%, 01/15/2041	46	50	4.50%, 09/20/2044	604	650
4.00%, 01/20/2041	126	136	4.50%, 10/20/2044	381	410
4.00%, 07/15/2041	79	84	4.50%, 02/20/2045	185	199
4.00%, 07/20/2041	30	32	4.50%, 04/20/2045	503	540
4.00%, 09/15/2041	10	10	4.50%, 05/15/2045	567	624
4.00%, 09/20/2041	28	30	4.50%, 05/20/2045	377	405
4.00%, 10/15/2041	40	43	4.50%, 06/01/2045	450	483
4.00%, 11/20/2041	56	60	4.50%, 09/15/2045	325	358
4.00%, 12/20/2041	39	41	4.50%, 09/15/2045	457	503
4.00%, 01/20/2042	34	36	4.50%, 12/20/2045	971	1,043
4.00%, 02/20/2042	43	46	4.50%, 02/20/2046	639	686
4.00%, 06/20/2043	15	16	4.50%, 03/20/2046	400	429
4.00%, 11/20/2043	1,503	1,605	4.50%, 07/01/2046(f)	1,075	1,182
4.00%, 02/20/2044	592	632	5.00%, 05/15/2033	350	393
4.00%, 03/15/2044	482	516	5.00%, 08/15/2033	77	87
4.00%, 03/15/2044	61	65	5.00%, 12/15/2036	3	3
4.00%, 03/20/2044	72	77	5.00%, 04/20/2038	39	44
4.00%, 04/20/2044	161	172	5.00%, 05/15/2038	300	336
4.00%, 05/15/2044	462	495	5.00%, 07/20/2038	346	385
4.00%, 05/15/2044	672	719	5.00%, 10/15/2038	575	644
4.00%, 05/20/2044	346	369	5.00%, 02/15/2039	542	607
4.00%, 07/15/2044	207	222	5.00%, 03/15/2039	2	2
4.00%, 07/20/2044	100	106	5.00%, 04/20/2039	239	266
4.00%, 08/20/2044	742	792	5.00%, 06/20/2039	50	55
4.00%, 09/15/2044	739	791	5.00%, 09/15/2039	350	391
4.00%, 09/20/2044	652	696	5.00%, 09/15/2039	111	126
4.00%, 10/20/2044	2,476	2,643	5.00%, 02/15/2040	7	8
4.00%, 11/15/2044	399	427	5.00%, 05/20/2040	40	45
4.00%, 11/20/2044	506	540	5.00%, 06/20/2040	52	57
4.00%, 12/20/2044	888	948	5.00%, 12/15/2040	315	355
4.00%, 01/20/2045	377	402	5.00%, 05/20/2041	66	73
4.00%, 03/15/2045	127	136	5.00%, 10/15/2041	215	239
4.00%, 03/20/2045	523	558	5.00%, 05/20/2044	957	1,036
4.00%, 06/01/2045	8,500	9,067	5.00%, 06/20/2044	577	626
4.00%, 06/01/2045(f)	750	802	5.00%, 07/20/2044	221	239
4.00%, 08/20/2045	897	957	5.00%, 08/20/2044	99	107
4.00%, 09/20/2045	1,075	1,147	5.00%, 01/20/2045	622	673
4.00%, 10/20/2045	975	1,040	5.00%, 04/20/2045	1,141	1,235
4.00%, 04/20/2046	100	107	5.00%, 05/20/2046	78	85
4.00%, 07/01/2046	300	320	5.50%, 05/20/2032	2	2
4.50%, 06/15/2034	6	6	5.50%, 07/15/2034	22	26
4.50%, 06/20/2035	61	66	5.50%, 02/15/2035	52	59
4.50%, 03/15/2039	457	504	5.50%, 03/15/2038	292	327
4.50%, 03/20/2039	97	105	5.50%, 06/15/2038	135	152
4.50%, 06/15/2039	75	83	5.50%, 10/20/2038	50	56
4.50%, 06/15/2039	66	72	5.50%, 01/15/2039	31	35
4.50%, 11/15/2039	15	16	5.50%, 02/15/2039	250	281
4.50%, 12/15/2039	124	138	5.50%, 06/15/2040	650	729
4.50%, 03/15/2040	710	784	5.50%, 07/20/2040	31	35
4.50%, 06/15/2040	69	75	5.50%, 04/20/2044	40	45
4.50%, 07/15/2040	4	5	5.50%, 07/20/2044	379	421
4.50%, 07/15/2040	637	702	5.50%, 08/20/2044	185	205
4.50%, 08/15/2040	87	96	5.50%, 09/20/2044	510	567
4.50%, 02/20/2041	64	70	6.00%, 07/20/2028	1	1
4.50%, 02/20/2041	77	85	6.00%, 07/15/2032	3	4
4.50%, 03/20/2041	62	69	6.00%, 12/15/2032	4	5
4.50%, 05/15/2041	38	42	6.00%, 11/20/2037	43	50

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
			1.38%, 11/30/2018	$299	$302
6.00%, 01/15/2039	$36	$41	1.38%, 12/31/2018	1,705	1,723
6.50%, 05/15/2023	1	1
6.50%, 05/20/2032	16	20	1.38%, 02/28/2019	4,291	4,336
			1.38%, 01/31/2020	2,540	2,559
7.00%, 03/15/2029	7	7	1.38%, 02/29/2020	2,900	2,919
7.00%, 07/15/2031	5	5	1.38%, 03/31/2020	2,010	2,022
		$137,875	1.38%, 04/30/2020	2,005	2,016
U.S. Treasury - 36.10%			1.38%, 05/31/2020	1,966	1,976
0.50%, 07/31/2017	3,000	2,990	1.38%, 08/31/2020	2,500	2,508
0.63%, 07/31/2017	3,300	3,294	1.38%, 09/30/2020	3,000	3,008
0.63%, 08/31/2017	5,700	5,690	1.38%, 10/31/2020	2,370	2,375
0.63%, 09/30/2017	6,619	6,604	1.38%, 01/31/2021	2,090	2,092
0.63%, 11/30/2017	2,375	2,368	1.38%, 04/30/2021	1,670	1,671
0.63%, 04/30/2018	3,213	3,198	1.38%, 05/31/2021	3,500	3,501
0.75%, 06/30/2017	1,705	1,705	1.50%, 08/31/2018	5,473	5,544
0.75%, 10/31/2017	5,470	5,466	1.50%, 12/31/2018	3,100	3,142
0.75%, 12/31/2017	3,100	3,096	1.50%, 01/31/2019	4,190	4,247
0.75%, 01/31/2018	2,770	2,766	1.50%, 02/28/2019	2,200	2,231
0.75%, 02/28/2018	6,562	6,550	1.50%, 03/31/2019	750	761
0.75%, 03/31/2018	3,634	3,627	1.50%, 05/31/2019	5,170	5,243
0.75%, 04/15/2018	2,145	2,140	1.50%, 10/31/2019	3,165	3,206
0.75%, 04/30/2018	2,500	2,494	1.50%, 11/30/2019	2,110	2,136
0.75%, 02/15/2019	1,645	1,635	1.50%, 05/31/2020	2,590	2,615
0.88%, 07/15/2017	3,360	3,364	1.50%, 01/31/2022	2,810	2,810
0.88%, 08/15/2017	2,000	2,002	1.50%, 02/28/2023	1,915	1,899
0.88%, 10/15/2017	3,155	3,158	1.50%, 03/31/2023	2,140	2,120
0.88%, 11/15/2017	2,265	2,267	1.63%, 03/31/2019	2,616	2,661
0.88%, 11/30/2017	1,795	1,797	1.63%, 04/30/2019	3,000	3,052
0.88%, 01/15/2018	2,805	2,807	1.63%, 06/30/2019	4,000	4,071
0.88%, 01/31/2018	2,749	2,751	1.63%, 07/31/2019	3,500	3,562
0.88%, 03/31/2018	3,485	3,485	1.63%, 08/31/2019	2,155	2,193
0.88%, 05/31/2018	2,850	2,849	1.63%, 12/31/2019	4,400	4,472
0.88%, 07/15/2018	1,501	1,500	1.63%, 06/30/2020	2,560	2,596
0.88%, 10/15/2018	2,760	2,756	1.63%, 07/31/2020	2,950	2,991
0.88%, 04/15/2019	2,175	2,166	1.63%, 11/30/2020	3,770	3,819
0.88%, 05/15/2019	2,205	2,195	1.63%, 08/15/2022	883	886
0.88%, 07/31/2019	2,270	2,257	1.63%, 11/15/2022	3,300	3,305
1.00%, 09/15/2017	4,000	4,011	1.63%, 04/30/2023	2,535	2,531
1.00%, 12/15/2017	2,300	2,306	1.63%, 05/31/2023	2,570	2,564
1.00%, 12/31/2017	2,400	2,406	1.63%, 02/15/2026	7,885	7,729
1.00%, 02/15/2018	3,095	3,103	1.63%, 05/15/2026	2,110	2,070
1.00%, 03/15/2018	2,140	2,145	1.75%, 10/31/2018	392	399
1.00%, 05/15/2018	4,205	4,214	1.75%, 09/30/2019	1,780	1,818
1.00%, 05/31/2018	2,388	2,393	1.75%, 10/31/2020	2,430	2,474
1.00%, 08/15/2018	2,405	2,409	1.75%, 12/31/2020	4,570	4,652
1.00%, 09/15/2018	1,161	1,163	1.75%, 02/28/2022	2,710	2,745
1.00%, 03/15/2019	1,835	1,835	1.75%, 03/31/2022	530	537
1.00%, 06/30/2019	750	749	1.75%, 04/30/2022	1,000	1,012
1.00%, 08/31/2019	1,545	1,541	1.75%, 05/15/2022	2,350	2,378
1.00%, 09/30/2019	2,173	2,167	1.75%, 09/30/2022	2,795	2,822
1.00%, 11/30/2019	930	926	1.75%, 01/31/2023	4,565	4,600
1.13%, 06/15/2018	2,170	2,180	1.75%, 05/15/2023	5,500	5,538
1.13%, 01/15/2019	2,630	2,640	1.88%, 08/31/2017	1,860	1,885
1.13%, 05/31/2019	750	752	1.88%, 09/30/2017	3,273	3,319
1.13%, 12/31/2019	1,620	1,618	1.88%, 10/31/2017	2,470	2,507
1.13%, 03/31/2020	1,600	1,596	1.88%, 06/30/2020	2,000	2,049
1.13%, 04/30/2020	3,005	2,994	1.88%, 11/30/2021	2,540	2,594
1.13%, 02/28/2021	4,500	4,453	1.88%, 05/31/2022	3,000	3,057
1.25%, 10/31/2018	3,050	3,072	1.88%, 08/31/2022	2,005	2,040
1.25%, 11/15/2018	1,655	1,667	1.88%, 10/31/2022	1,985	2,018
1.25%, 11/30/2018	2,430	2,447	2.00%, 07/31/2020	1,075	1,106
1.25%, 12/15/2018	1,650	1,662	2.00%, 09/30/2020	1,670	1,719
1.25%, 01/31/2019	2,319	2,336	2.00%, 11/30/2020	1,845	1,899
1.25%, 04/30/2019	1,000	1,007	2.00%, 02/28/2021	3,275	3,371
1.25%, 10/31/2019	796	800	2.00%, 05/31/2021	3,895	4,011
1.25%, 01/31/2020	3,960	3,970	2.00%, 08/31/2021	3,150	3,240
1.25%, 02/29/2020	1,255	1,258	2.00%, 10/31/2021	2,950	3,033
1.25%, 03/31/2021	2,220	2,208	2.00%, 11/15/2021	3,100	3,189
1.38%, 06/30/2018	2,660	2,686	2.00%, 02/15/2022	4,000	4,111
1.38%, 07/31/2018	1,800	1,818	2.00%, 07/31/2022	2,990	3,066
1.38%, 09/30/2018	4,631	4,678	2.00%, 11/30/2022	5,795	5,933

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
2.00%, 02/15/2023	$3,991	$4,088	4.38%, 05/15/2040	$929	$1,250
2.00%, 02/15/2025	6,745	6,857	4.38%, 05/15/2041	1,773	2,391
2.00%, 08/15/2025	2,730	2,770	4.50%, 02/15/2036	2,440	3,338
2.13%, 08/31/2020	2,260	2,337	4.50%, 05/15/2038	2,080	2,852
2.13%, 01/31/2021	1,850	1,915	4.50%, 08/15/2039	1,200	1,642
2.13%, 06/30/2021	4,000	4,141	4.63%, 02/15/2040	1,530	2,128
2.13%, 08/15/2021	4,250	4,398	4.75%, 08/15/2017	7,065	7,403
2.13%, 09/30/2021	3,840	3,973	4.75%, 02/15/2037	630	889
2.13%, 12/31/2021	1,975	2,043	4.75%, 02/15/2041	879	1,247
2.13%, 06/30/2022	2,320	2,396	5.00%, 05/15/2037	260	379
2.13%, 12/31/2022	4,490	4,631	5.25%, 11/15/2028	500	680
2.13%, 05/15/2025	2,460	2,525	5.25%, 02/15/2029	1,500	2,047
2.25%, 11/30/2017	1,060	1,083	5.38%, 02/15/2031	520	740
2.25%, 03/31/2021	3,810	3,968	5.50%, 08/15/2028	876	1,211
2.25%, 04/30/2021	2,570	2,677	6.00%, 02/15/2026	2,304	3,163
2.25%, 07/31/2021	3,030	3,155	6.13%, 11/15/2027	765	1,095
2.25%, 11/15/2024	3,734	3,874	6.25%, 08/15/2023	2,370	3,114
2.25%, 11/15/2025	7,170	7,429	6.25%, 05/15/2030	1,350	2,045
2.38%, 07/31/2017	3,260	3,319	6.38%, 08/15/2027	275	399
2.38%, 05/31/2018	67	69	7.50%, 11/15/2024	1,000	1,455
2.38%, 06/30/2018	1,125	1,159	8.13%, 05/15/2021	150	198
2.38%, 12/31/2020	1,770	1,851	8.75%, 08/15/2020	1,500	1,959
2.38%, 08/15/2024	4,360	4,567	8.88%, 08/15/2017	2,000	2,195
2.50%, 08/15/2023	5,990	6,334			$627,708
2.50%, 05/15/2024	2,360	2,496	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.50%, 02/15/2045	3,825	3,721	OBLIGATIONS		$1,116,652
2.50%, 02/15/2046	4,900	4,764	Total Investments		$1,928,124
2.50%, 05/15/2046	1,450	1,411	Other Assets and Liabilities - (10.88)%		$(189,172)
2.63%, 01/31/2018	1,240	1,276	TOTAL NET ASSETS - 100.00%		$1,738,952
2.63%, 04/30/2018	2,000	2,067
2.63%, 08/15/2020	2,400	2,530
2.63%, 11/15/2020	4,770	5,037	(a)	Variable Rate. Rate shown is in effect at May 31, 2016.
2.75%, 12/31/2017	1,500	1,545	(b) Non-Income Producing Security
2.75%, 02/28/2018	2,075	2,143	(c) Security purchased on a when-issued basis.
2.75%, 02/15/2019	3,390	3,551	(d)	Security exempt from registration under Rule 144A of the Securities Act of
2.75%, 11/15/2023	4,814	5,178	1933. These securities may be resold in transactions exempt from
2.75%, 02/15/2024	900	969	registration, normally to qualified institutional buyers. At the end of the
2.75%, 08/15/2042	1,284	1,327	period, the value of these securities totaled $8,343 or 0.48% of net assets.
2.75%, 11/15/2042	3,640	3,755	(e)	Credit support indicates investments that benefit from credit enhancement
2.88%, 03/31/2018	1,860	1,928	or liquidity support provided by a third party bank, institution, or
2.88%, 05/15/2043	2,935	3,095	government agency.
2.88%, 08/15/2045	3,850	4,043	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.00%, 05/15/2042	400	434	Notes to Financial Statements for additional information.
3.00%, 11/15/2044	2,850	3,070
3.00%, 05/15/2045	4,130	4,446
3.00%, 11/15/2045	4,175	4,494
3.13%, 05/15/2019	3,490	3,704	Portfolio Summary (unaudited)
3.13%, 05/15/2021	3,000	3,250	Sector		Percent
3.13%, 11/15/2041	388	431	Government		42.17%
3.13%, 02/15/2042	3,300	3,664	Mortgage Securities		29.92%
3.13%, 02/15/2043	2,580	2,856	Exchange Traded Funds		11.19%
3.13%, 08/15/2044	3,630	4,006	Financial		8.38%
3.38%, 11/15/2019	2,115	2,276	Consumer, Non-cyclical		4.29%
3.38%, 05/15/2044	3,865	4,471	Energy		2.93%
3.50%, 02/15/2018	3,840	4,012	Communications		2.77%
3.50%, 05/15/2020	3,715	4,039	Industrial		2.03%
3.63%, 08/15/2019	3,720	4,022	Utilities		1.88%
3.63%, 02/15/2020	5,198	5,660	Consumer, Cyclical		1.61%
3.63%, 02/15/2021	3,100	3,420	Technology		1.46%
3.63%, 08/15/2043	3,220	3,903	Basic Materials		0.91%
3.63%, 02/15/2044	4,200	5,085	Asset Backed Securities		0.44%
3.75%, 11/15/2018	1,750	1,869	Revenue Bonds		0.39%
3.75%, 08/15/2041	370	455	General Obligation Unlimited		0.37%
3.75%, 11/15/2043	4,000	4,959	Insured		0.10%
3.88%, 08/15/2040	965	1,208	General Obligation Limited		0.04%
4.00%, 08/15/2018	1,120	1,198	Other Assets and Liabilities		(10.88)%
4.25%, 11/15/2017	1,166	1,224	TOTAL NET ASSETS		100.00%
4.25%, 05/15/2039	1,320	1,745
4.25%, 11/15/2040	1,453	1,922
4.38%, 02/15/2038	1,650	2,225
4.38%, 11/15/2039	500	672

See accompanying notes.

Schedule of Investments Capital Securities Fund May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 2.52%	Shares Held	Value(000's)		Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.52%
Goldman Sachs Financial Square Funds -	5,887,942	$5,888	Banks (continued)
Government Fund			Goldman Sachs Capital III
			4.00%, 09/29/2049(a),(c)	$2,000	$1,507
TOTAL INVESTMENT COMPANIES		$5,888	HBOS Capital Funding LP
PREFERRED STOCKS - 12.52%	Shares Held	Value(000's)	6.85%, 03/29/2049(a)	2,300	2,340
			HSBC Capital Funding Dollar1 LP
Banks- 6.28%			10.18%, 12/29/2049(a),(c)	3,400	4,964
CoBank ACB 6.13% (a)	6,000	593	10.18%, 12/29/2049(a),(b),(c)	700	1,022
CoBank ACB 6.20% (a)	10,000	1,011	HSBC Holdings PLC
CoBank ACB 6.25% (a)	38,800	3,995	0.00%, 12/29/2049(a),(c),(d),(e)	1,000	1,007
Fifth Third Bancorp (a)	123,534	3,828	JPMorgan Chase & Co
Huntington Bancshares Inc/OH (a)	80,000	2,100	6.75%, 01/29/2049(a),(c)	2,000	2,220
M&T Bank Corp 6.38%; Series C (a)	1,928	2,006	KeyCorp Capital I
Valley National Bancorp (a)	40,000	1,142	1.37%, 07/01/2028(c)	2,000	1,600
		$14,675	KeyCorp Capital III
Electric - 2.88%			7.75%, 07/15/2029	1,500	1,750
Georgia Power Co 6.50% (a)	10,000	1,058	Lloyds Banking Group PLC
			7.50%, 04/30/2049(a),(c)	4,300	4,311
Gulf Power Co 6.45% (a)	54,830	5,688
			M&T Bank Corp
		$6,746	6.45%, 12/29/2049(a),(c)	1,300	1,407
Insurance - 0.34%			Morgan Stanley
XLIT Ltd (a)	1,000	790	5.55%, 12/29/2049(a),(c)	1,500	1,500
			National Australia Bank Ltd/New York
			8.00%, 09/29/2049(a)	600	612
Telecommunications - 3.02%
Centaur Funding Corp 9.08% (b)	5,929	7,059	Nordea Bank AB
			5.50%, 09/29/2049(a),(b),(c)	400	391
			5.50%, 09/29/2049(a),(c)	1,600	1,566
TOTAL PREFERRED STOCKS		$29,270	6.13%, 12/29/2049(a),(b),(c)	2,500	2,394
	Principal		NTC Capital I
BONDS- 84.83%	Amount (000's)	Value(000's)	1.15%, 01/15/2027(c)	1,250	1,078
Banks- 50.16%			NTC Capital II
Banco Bilbao Vizcaya Argentaria SA			1.22%, 04/15/2027(c)	1,200	1,035
9.00%, 05/29/2049(a)	$1,000	$1,035	PNC Financial Services Group Inc/The
Bank of America Corp			6.75%, 07/29/2049(a),(c)	1,700	1,891
6.50%, 10/29/2049(a),(c)	600	633	Royal Bank of Scotland Group PLC
Bank of New York Mellon Corp/The			7.50%, 12/29/2049(a),(c)	1,300	1,243
4.95%, 12/29/2049(a),(c)	2,000	2,007	7.64%, 03/29/2049(a),(c)	1,000	962
Barclays Bank PLC			8.00%, 12/29/2049(a),(c)	1,000	984
7.75%, 04/10/2023(c)	1,400	1,484	Societe Generale SA
10.18%, 06/12/2021	900	1,142	5.92%, 04/29/2049(a),(b),(c)	800	810
10.18%, 06/12/2021(b)	3,000	3,808	7.88%, 12/29/2049(a),(b),(c)	1,000	965
Barclays PLC			8.00%, 12/29/2049(a),(b),(c)	200	200
6.63%, 06/29/2049(a),(c)	636	596	8.25%, 09/29/2049(a),(c)	1,250	1,288
BNP Paribas SA			Standard Chartered PLC
7.20%, 06/29/2049(a),(b)	3,300	3,589	6.50%, 12/29/2049(a),(c)	1,500	1,376
7.63%, 12/29/2049(a),(b),(c)	1,000	1,029	SunTrust Capital III
7.63%, 12/29/2049(a),(c)	1,900	1,955	1.28%, 03/15/2028(c)	1,600	1,284
BPCE SA			Svenska Handelsbanken AB
12.50%, 08/29/2049(a),(c)	2,500	3,105	5.25%, 12/29/2049(a),(c)	2,100	2,027
Citigroup Inc			Swedbank AB
6.13%, 12/29/2049(a),(c)	6,000	6,112	5.50%, 12/29/2049(a),(c)	4,400	4,345
6.25%, 12/29/2049(a),(c)	2,500	2,584	UBS Group AG
Citizens Financial Group Inc			6.87%, 12/29/2049(a),(c)	5,700	5,504
5.50%, 12/29/2049(a),(c)	5,000	4,832	US Bancorp
CoBank ACB			5.12%, 12/29/2049(a),(c)	2,000	2,055
6.25%, 12/29/2049(a),(c)	1,000	1,037	Wells Fargo & Co
Cooperatieve Rabobank UA			7.98%, 12/31/2049(a),(c)	2,400	2,526
4.38%, 08/04/2025	6,000	6,248			$117,218
8.40%, 11/29/2049(a),(c)	2,000	2,104
11.00%, 12/29/2049(a),(c)	1,100	1,346	Diversified Financial Services - 2.12%
11.00%, 12/29/2049(a),(b),(c)	1,400	1,713	Charles Schwab Corp/The
			7.00%, 02/28/2049(a),(c)	2,813	3,249
Corestates Capital III
1.20%, 02/15/2027(b),(c)	2,000	1,670	Depository Trust & Clearing Corp/The
			4.88%, 12/29/2049(a),(b),(c)	1,000	1,006
Credit Agricole SA
8.13%, 12/29/2049(a),(b),(c)	1,100	1,141	National Rural Utilities Cooperative Finance
8.38%, 12/31/2049(a),(b),(c)	2,250	2,537	Corp
			5.25%, 04/20/2046(c)	700	709
Credit Suisse Group AG
6.25%, 12/29/2049(a),(b),(c)	1,000	964			$4,964
7.50%, 12/29/2049(a),(b),(c)	4,500	4,624	Electric - 1.89%
Dresdner Funding Trust I			Integrys Holding Inc
8.15%, 06/30/2031(b)	400	472	6.11%, 12/01/2066(c)	1,300	987
8.15%, 06/30/2031	1,100	1,287

See accompanying notes

Schedule of Investments Capital Securities Fund May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Miscellaneous Manufacturers - 1.66%
NextEra Energy Capital Holdings Inc			General Electric Co
6.35%, 10/01/2066(c)	$4,500	$3,420	5.00%, 12/29/2049(a),(c)	$3,703	$3,879
		$4,407

Hand & Machine Tools - 0.27%			Pipelines - 1.42%
Stanley Black & Decker Inc			Enterprise Products Operating LLC
5.75%, 12/15/2053	600	630	7.03%, 01/15/2068(c)	1,700	1,759
			TransCanada PipeLines Ltd
			6.35%, 05/15/2067(c)	200	137
Insurance - 24.42%			Transcanada Trust
ACE Capital Trust II			5.63%, 05/20/2075(c)	1,600	1,435
9.70%, 04/01/2030	2,570	3,676			$3,331
Aegon NV
1.74%, 07/29/2049(a),(c)	7,400	4,517	Telecommunications - 0.46%
Allstate Corp/The			Koninklijke KPN NV
5.75%, 08/15/2053(c)	300	308	7.00%, 03/28/2073(c)	1,000	1,065
Aon Corp
8.21%, 01/01/2027	1,000	1,280
AXA SA			Transportation - 2.43%
6.38%, 12/29/2049(a),(b),(c)	2,800	2,958	BNSF Funding Trust I
			6.61%, 12/15/2055(c)	5,000	5,687
8.60%, 12/15/2030	2,400	3,217
Catlin Insurance Co Ltd
7.25%, 07/29/2049(a),(b)	3,100	2,240	TOTAL BONDS		$198,245
Chubb Corp/The				Principal
6.38%, 03/29/2067(c)	3,600	3,168	CONVERTIBLE BONDS - 0.20%	Amount (000's) Value (000's)
Dai-ichi Life Insurance Co Ltd/The			Banks - 0.20%
5.10%, 10/29/2049(a),(b),(c)	100	111	ING Groep NV
Everest Reinsurance Holdings Inc			6.50%, 12/29/2049(a),(c)	500	467
6.60%, 05/01/2067(c)	1,600	1,312
Glen Meadow Pass-Through Trust			TOTAL CONVERTIBLE BONDS		$467
6.51%, 02/12/2067(b),(c)	3,900	2,818
			Total Investments		$233,870
Great-West Life & Annuity Insurance Capital			Other Assets and Liabilities - (0.07)%		$(161)
LP			TOTAL NET ASSETS - 100.00%		$233,709
6.63%, 11/15/2034(b)	1,200	1,374
Hartford Financial Services Group Inc/The
8.13%, 06/15/2068(c)	500	541	(a)	Perpetual security. Perpetual securities pay an indefinite stream of
Liberty Mutual Group Inc			interest, but they may be called by the issuer at an earlier date.
7.00%, 03/07/2067(b),(c)	300	260	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.80%, 03/07/2087(b)	2,200	2,431	1933. These securities may be resold in transactions exempt from
Liberty Mutual Insurance Co			registration, normally to qualified institutional buyers. At the end of the
7.70%, 10/15/2097(b)	1,100	1,410	period, the value of these securities totaled $59,452 or 25.44% of net
Lincoln National Corp			assets.
2.99%, 05/17/2066(c)	1,300	891	(c)	Variable Rate. Rate shown is in effect at May 31, 2016.
6.05%, 04/20/2067(c)	1,100	744	(d) Security purchased on a when-issued basis.
Meiji Yasuda Life Insurance Co			(e) Non-Income Producing Security
5.20%, 10/20/2045(b),(c)	1,000	1,111
MetLife Capital Trust IV
7.88%, 12/15/2067(b)	1,800	2,134
MetLife Capital Trust X			Portfolio Summary (unaudited)
9.25%, 04/08/2068(b)	900	1,233	Sector		Percent
MetLife Inc			Financial		83.52%
5.25%, 12/29/2049(a),(c)	1,600	1,600	Utilities		4.77%
10.75%, 08/01/2069	500	775	Industrial		4.36%
Mitsui Sumitomo Insurance Co Ltd			Communications		3.48%
7.00%, 03/15/2072(b)	3,600	4,320	Exchange Traded Funds		2.52%
Nationwide Financial Services Inc			Energy		1.42%
6.75%, 05/15/2087	500	512	Other Assets and Liabilities		(0.07)%
Nippon Life Insurance Co			TOTAL NET ASSETS		100.00%
5.00%, 10/18/2042(b),(c)	1,525	1,658
PartnerRe Finance II Inc
6.44%, 12/01/2066(c)	1,000	970
Prudential Financial Inc
5.63%, 06/15/2043(c)	2,800	2,951
Prudential PLC
7.75%, 01/29/2049(a)	2,000	2,013
Reinsurance Group of America Inc
3.30%, 12/15/2065(c)	2,000	1,383
Voya Financial Inc
5.65%, 05/15/2053(c)	2,300	2,159
XLIT Ltd
6.50%, 12/31/2049(a),(c)	1,400	989
		$57,064

See accompanying notes

Schedule of Investments
Credit Opportunities Explorer Fund
May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 13.49%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 13.49%
BlackRock Liquidity Funds FedFund Portfolio	2,524,991	$2,525	Diversified Financial Services (continued)
			Navient Corp
TOTAL INVESTMENT COMPANIES		$2,525	5.00%, 10/26/2020	$5	$5
	Principal		5.88%, 03/25/2021	15	14
BONDS- 84.63%	Amount (000's) Value (000's)				$38

Automobile Manufacturers - 0.04%			Electric - 1.65%
Navistar International Corp			Dominion Resources Inc/VA
8.25%, 11/01/2021	$10	$7	4.10%, 04/01/2021(d)	300	309

Banks- 15.01%			Electronics - 2.67%
First Horizon National Corp			Keysight Technologies Inc
3.50%, 12/15/2020	150	150	4.55%, 10/30/2024	500	499
Intesa Sanpaolo SpA
5.71%, 01/15/2026(a)	300	295
			Entertainment - 1.10%
JPMorgan Chase & Co			CCM Merger Inc
0.00%, 06/07/2021(b),(c),(d),(e)	600	600	9.13%, 05/01/2019(a)	75	78
5.00%, 12/29/2049(d),(f)	70	68
			Eldorado Resorts Inc
Morgan Stanley			7.00%, 08/01/2023	50	52
5.45%, 07/29/2049(d),(f)	350	339
			GLP Capital LP / GLP Financing II Inc
Popular Inc			5.38%, 04/15/2026	20	21
7.00%, 07/01/2019	50	50	WMG Acquisition Corp
Toronto-Dominion Bank/The			6.75%, 04/15/2022(a)	55	55
1.63%, 04/07/2021(d)	500	504
					$206
UBS Group Funding Jersey Ltd
2.41%, 04/14/2021(a),(d)	500	504	Food- 3.55%
Wells Fargo & Co			BI-LO LLC / BI-LO Finance Corp
1.65%, 12/07/2020(d)	300	301	9.25%, 02/15/2019(a)	50	47
		$2,811	Kraft Heinz Foods Co
			3.00%, 06/01/2026(a)	200	198
Beverages - 2.78%			4.38%, 06/01/2046(a)	200	202
Anheuser-Busch InBev Finance Inc			4.88%, 02/15/2025(a)	200	218
3.65%, 02/01/2026	500	520			$665

			Healthcare - Products - 0.25%
Commercial Mortgage Backed Securities - 5.17%			Universal Hospital Services Inc
CD 2007-CD4 Commercial Mortgage Trust			7.63%, 08/15/2020	50	47
5.37%, 12/11/2049	200	203
COMM 2013-CCRE6 Mortgage Trust
4.17%, 03/10/2046(a),(d)	100	89	Healthcare - Services - 0.44%
Commercial Mortgage Pass Through			Centene Corp
Certificates			5.63%, 02/15/2021(a)	10	10
4.77%, 10/15/2045(a),(d)	100	103	6.13%, 02/15/2024(a)	15	16
JP Morgan Chase Commercial Mortgage			MPH Acquisition Holdings LLC
Securities Trust 2007-C1			7.13%, 06/01/2024(a),(b)	55	57
5.98%, 02/15/2051(d)	200	202			$83
JPMBB Commercial Mortgage Securities
Trust 2014-C24			Home Builders - 0.24%
1.08%, 11/15/2047(d),(g)	2,705	147	WCI Communities Inc
4.43%, 11/15/2047(d)	225	224	6.88%, 08/15/2021	45	45
		$968
			Insurance - 8.68%
Computers - 9.95%			Jackson National Life Global Funding
Apple Inc			3.05%, 04/29/2026(a)	500	496
4.65%, 02/23/2046	400	439	MetLife Inc
Diamond 1 Finance Corp / Diamond 2 Finance			10.75%, 08/01/2069	500	775
Corp
6.02%, 06/15/2026(a),(b)	600	606	Prudential Financial Inc
			5.38%, 05/15/2045(d)	300	308
8.35%, 07/15/2046(a),(b)	150	153
			Voya Financial Inc
Hewlett Packard Enterprise Co			5.65%, 05/15/2053(d)	50	47
6.35%, 10/15/2045(a)	400	383
Seagate HDD Cayman					$1,626
4.88%, 06/01/2027(a)	400	282	Iron & Steel - 0.28%
		$1,863	Signode Industrial Group Lux SA/Signode
			Industrial Group US Inc
Distribution & Wholesale - 0.22%			6.38%, 05/01/2022(a)	55	52
American Builders & Contractors Supply Co
Inc
5.75%, 12/15/2023(a)	40	42	Media- 3.60%
			Charter Communications Operating LLC /
			Charter Communications Operating Capital
Diversified Financial Services - 0.20%			6.83%, 10/23/2055(a)	500	549
Credit Acceptance Corp			DISH DBS Corp
7.38%, 03/15/2023	20	19	6.75%, 06/01/2021	70	73

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Retail - 0.90%
WideOpenWest Finance LLC /			BMC Stock Holdings Inc
WideOpenWest Capital Corp			9.00%, 09/15/2018(a)	$45	$47
10.25%, 07/15/2019	$50	$52	Landry's Holdings II Inc
		$674	10.25%, 01/01/2018(a)	120	121

Metal Fabrication & Hardware - 0.28%					$168
Wise Metals Intermediate Holdings LLC/Wise			Software - 0.61%
Holdings Finance Corp			Activision Blizzard Inc
9.75%, PIK 10.50%, 06/15/2019(a),(h)	95	52	6.13%, 09/15/2023(a)	105	114

Mining - 0.10%			Telecommunications - 3.45%
Teck Resources Ltd			AT&T Inc
3.75%, 02/01/2023	25	18	4.13%, 02/17/2026	300	316
			4.80%, 06/15/2044	300	300
			Frontier Communications Corp
Miscellaneous Manufacturers - 4.25%			11.00%, 09/15/2025(a)	20	20
Bombardier Inc			10.50%, 09/15/2022(b)	10	10
4.75%, 04/15/2019(a)	50	47
General Electric Co					$646
1.63%, 03/15/2023(d)	750	749	Transportation - 0.82%
		$796	Eletson Holdings Inc
			9.63%, 01/15/2022(a)	70	55
Mortgage Backed Securities - 1.72%			Navios Maritime Acquisition Corp / Navios
Ginnie Mae
5.16%, 02/20/2045(d),(g)	227	47	Acquisition Finance US Inc
			8.13%, 11/15/2021(a)	120	98
5.61%, 11/20/2040(d),(g)	240	47
5.66%, 02/20/2046(d),(g)	198	50			$153
5.67%, 07/16/2043(d),(g)	215	37	TOTAL BONDS		$15,845
5.76%, 01/20/2046(d),(g)	197	47	SENIOR FLOATING RATE INTERESTS -	Principal
6.17%, 04/16/2040(d),(g)	200	47	0.11%	Amount (000's) Value (000's)
6.22%, 04/16/2042(d),(g)	217	47	Forest Products & Paper - 0.06%
		$322	NewPage Corp, DIP Delay-Draw Term DD
			11.00%, 07/26/2017(d)	$3	$3
Oil & Gas - 7.84%
			NewPage Corp, DIP Term Loan
BP Capital Markets PLC			11.00%, 07/26/2017(d)	12	6
3.12%, 05/04/2026	200	200
			NewPage Corp, Term Loan B
ConocoPhillips Co			0.00%, 02/05/2021(c),(d)	12	2
1.53%, 05/15/2022(d)	650	608
Continental Resources Inc/OK					$11
4.50%, 04/15/2023	25	23	REITS- 0.05%
5.00%, 09/15/2022	15	14	iStar Inc, Term Loan A2
EP Energy LLC / Everest Acquisition Finance			7.00%, 03/19/2017(d)	9	9
Inc
7.75%, 09/01/2022	40	21	TOTAL SENIOR FLOATING RATE INTERESTS		$20
9.38%, 05/01/2020	70	45	U.S. GOVERNMENT & GOVERNMENT	Principal
Halcon Resources Corp			AGENCY OBLIGATIONS - 2.81%	Amount (000's) Value (000's)
8.63%, 02/01/2020(a)	45	42
Shell International Finance BV			U.S. Treasury - 2.81%
2.88%, 05/10/2026	400	396	1.38%, 01/31/2021	$350	$350
4.00%, 05/10/2046	100	97	1.75%, 01/31/2023	175	177
Whiting Petroleum Corp					$527
5.00%, 03/15/2019	10	9	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.75%, 03/15/2021	15	13	OBLIGATIONS		$527
		$1,468	Total Investments		$18,917
			Other Assets and Liabilities - (1.04)%		$(195)
Pharmaceuticals - 8.66%			TOTAL NET ASSETS - 100.00%		$18,722
Baxalta Inc
5.25%, 06/23/2045(a)	300	307
Forest Laboratories LLC			(a)	Security exempt from registration under Rule 144A of the Securities Act of
4.88%, 02/15/2021(a)	700	761
			1933. These securities may be resold in transactions exempt from
JLL/Delta Dutch Pledgeco BV			registration, normally to qualified institutional buyers. At the end of the
8.75%, PIK 9.50%, 05/01/2020(a),(h)	55	55
			period, the value of these securities totaled $6,154 or 32.87% of net assets.
Pfizer Inc			(b)	Security purchased on a when-issued basis.
4.40%, 05/15/2044	450	499	(c) Non-Income Producing Security
		$1,622	(d)	Variable Rate. Rate shown is in effect at May 31, 2016.
Pipelines - 0.17%			(e)	Fair value of these investments is determined in good faith by the Manager
Tesoro Logistics LP / Tesoro Logistics			under procedures established and periodically reviewed by the Board of
Finance Corp			Directors. At the end of the period, the fair value of these securities totaled
6.13%, 10/15/2021	25	26	$600 or 3.20% of net assets.
6.38%, 05/01/2024	5	5	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
		$31	interest, but they may be called by the issuer at an earlier date.
			(g) Security is an Interest Only Strip.

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
May 31, 2016 (unaudited)

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Portfolio Summary (unaudited)
Sector	Percent
Financial	23.95%
Consumer, Non-cyclical	15.68%
Exchange Traded Funds	13.49%
Technology	10.56%
Industrial	8.01%
Energy	8.01%
Communications	7.05%
Mortgage Securities	6.89%
Government	2.81%
Consumer, Cyclical	2.50%
Utilities	1.65%
Basic Materials	0.44%
Other Assets and Liabilities	(1.04)%
TOTAL NET ASSETS	100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	(Pay)/			Upfront		Unrealized
	Receive	Expiration		Premiums		Appreciation/
Reference Entity	Fixed Rate	Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.25	(5.00)%	12/20/2020	$198	$1		$(8)	$(7)
CDX.NA.HY.25	(5.00)%	12/20/2020	198	5		(12)	(7)
CDX.NA.HY.26	(5.00)%	06/20/2021	500	(8)		(6)	(14)
CDX.NA.HY.26	(5.00)%	06/20/2021	500	(9)		(5)	(14)
Total				$(11	) $	(31)	$(42)

Amounts in thousands

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; September 2016	Long		3	$542		$544		$2
Euro-Bobl 5 Year; September 2016	Long		6	883		883		—
UK 10 Year Gilt; September 2016	Long		4	711		711		—
US 10 Year Note; September 2016	Short		38	4,927		4,928		(1)
US 10 Year Ultra Note; September 2016	Short		2	281		282		(1)
US 2 Year Note; September 2016	Short		2	436		436		—
US 5 Year Note; September 2016	Long		14	1,681		1,682		1
US Long Bond; September 2016	Long		2	326		326		—
US Ultra Bond; September 2016	Short		11	1,915		1,926		(11)
Total						$		(10)
Amounts in thousands except contracts

Total Return Swaps

			Pay/Receive	Financing	Expiration		Fair Value
Counterparty (Issuer) Reference Entity		Contracts	Positive Return	Rate	Date	Notional Amount	Asset	Liability
Barclays Bank PLC	Price return based on Principal Global	N/A	Receive	0.80%	06/10/2016	$100	$4	$—
Dynamic VIX Alpha Excess Return Strategy
Barclays Bank PLC	Price return based on S&P 500 Dynamic VIX	N/A	Receive	1.40%	06/10/2016	100	—	—
Futures Excess Return Index
Total							$4	$—

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2016 (unaudited)

COMMON STOCKS - 46.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.24%			Energy - Alternate Sources - 0.08%
Archer-Daniels-Midland Co	90,855	$3,886	China Longyuan Power Group Corp Ltd	2,363,000	$1,627
Bunge Ltd	68,981	4,626	Ence Energia y Celulosa SA	400,441	1,122
		$8,512			$2,749

Automobile Manufacturers - 0.05%			Engineering & Construction - 0.96%
Mahindra & Mahindra Ltd	83,935	1,657	Aena SA (a),(c)	44,502	6,006
			Beijing Capital International Airport Co Ltd	541,377	583
			Ferrovial SA	102,600	2,172
Building Materials - 0.37%			Ferrovial SA - Rights (a)	102,600	37
Boise Cascade Co (a)	131,451	3,018
Builders FirstSource Inc (a)	122,701	1,443	Flughafen Zuerich AG	43,820	7,685
Louisiana-Pacific Corp (a)	151,530	2,770	Fraport AG Frankfurt Airport Services	29,961	1,716
			Worldwide
Norbord Inc	262,257	5,650	Grupo Aeroportuario del Centro Norte SAB de	265,551	1,525
		$12,881	CV
Chemicals - 1.60%			Hopewell Highway Infrastructure Ltd	3,982,000	1,968
Agrium Inc	22,549	2,035	Japan Airport Terminal Co Ltd	39,800	1,363
CF Industries Holdings Inc	189,591	5,244	SBA Communications Corp (a)	59,987	5,963
Givaudan SA	2,564	4,915	Sydney Airport	396,383	2,025
Ingevity Corp (a)	14,908	435	Vinci SA	29,386	2,213
Koninklijke DSM NV	52,921	3,150			$33,256
Mosaic Co/The	291,477	7,354	Environmental Control - 0.06%
Novozymes A/S	34,179	1,626	Tomra Systems ASA	187,895	2,087
OCI NV (a)	147,916	2,129
Potash Corp of Saskatchewan Inc	344,023	5,618
Potash Corp of Saskatchewan Inc	65,638	1,071	Food - 1.51%
Symrise AG	32,848	2,061	Ajinomoto Co Inc	103,300	2,477
Syngenta AG	29,347	11,540	Aryzta AG (a)	54,284	2,162
Tessenderlo Chemie NV (a),(b)	104,684	3,718	BRF SA	177,800	2,241
Yara International ASA	131,733	4,737	Cal-Maine Foods Inc	48,797	2,171
		$55,633	China Mengniu Dairy Co Ltd	1,374,000	2,275
			Chr Hansen Holding A/S	36,717	2,328
Commercial Services - 1.28%			Danone SA	23,278	1,635
Abertis Infraestructuras SA	537,024	8,218	Emmi AG (a)	5,299	3,144
Abertis Infraestructuras SA - Rights (a)	537,024	412	Flowers Foods Inc	119,139	2,234
Atlantia SpA	295,091	7,960	Fuji Oil Holdings Inc	170,200	2,943
Cengage Learning Holdings II Inc (a)	11,792	245	Hain Celestial Group Inc/The (a)	54,294	2,684
COSCO Pacific Ltd	3,648,000	3,687	Hormel Foods Corp	53,074	1,826
Hamburger Hafen und Logistik AG	97,382	1,655	Iwatsuka Confectionery Co Ltd (b)	20,900	777
Hutchison Port Holdings Trust	11,505,852	4,946	Kato Sangyo Co Ltd	70,200	1,727
Macquarie Atlas Roads Group	267,935	1,013	McCormick & Co Inc/MD	45,133	4,381
OHL Mexico SAB de CV (a)	1,371,900	1,714	Salmar ASA	59,610	1,786
Transurban Group	1,689,292	14,686	Sao Martinho SA	74,200	1,098
		$44,536	Saputo Inc	98,164	2,991
Consumer Products - 0.11%			Sysco Corp	117,896	5,672
Kimberly-Clark Corp	28,849	3,665	Tingyi Cayman Islands Holding Corp	914,000	831
			Tyson Foods Inc	36,067	2,300
			United Natural Foods Inc (a)	44,348	1,652
Cosmetics & Personal Care - 0.43%			WhiteWave Foods Co/The (a)	30,102	1,344
Svenska Cellulosa AB SCA	319,781	10,247			$52,679
Unicharm Corp	235,500	4,575
		$14,822	Forest Products & Paper - 3.95%
			Acadian Timber Corp (b)	133,055	1,727
Electric - 1.95%			BillerudKorsnas AB	104,908	1,607
Ameren Corp	47,900	2,374	Canfor Corp (a),(b)	862,915	10,331
American Electric Power Co Inc	35,700	2,311	Clearwater Paper Corp (a)	36,061	2,258
Dominion Resources Inc/VA	36,800	2,659	Deltic Timber Corp (b)	147,551	9,499
Duke Energy Corp	93,200	7,291	DS Smith PLC	400,066	2,253
Edison International	90,055	6,451	Empresas CMPC SA (b)	2,765,003	5,736
Electricite de France SA	96,014	1,279	Fibria Celulose SA ADR	1,007,823	9,353
Enel SpA	928,940	4,212	Holmen AB	161,798	5,537
Eversource Energy	110,055	6,079	Interfor Corp (a)	630,552	6,347
Huadian Fuxin Energy Corp Ltd	9,042,000	1,989	International Paper Co	102,026	4,301
Hydro One Ltd (c)	23,853	445	Klabin SA	2,205,100	11,289
Iberdrola SA	854,774	5,798	Metsa Board OYJ	248,177	1,386
NextEra Energy Inc	56,600	6,799	Mondi PLC	505,320	9,825
Origin Energy Ltd	257,000	1,055	Navigator Co SA/The	159,843	519
PG&E Corp	286,452	17,210	Pope Resources a Delaware LP (b)	70,006	4,379
Red Electrica Corp SA	21,524	1,916	Smurfit Kappa Group PLC	27,633	758
		$67,868	Smurfit Kappa Group PLC	295,816	8,075
Electronics - 0.13%			Stora Enso OYJ	480,515	4,121
Trimble Navigation Ltd (a)	179,826	4,600	Sumitomo Forestry Co Ltd	309,300	4,190
			Suzano Papel e Celulose SA	2,456,500	9,932
			TFS Corp Ltd (b)	2,511,439	2,675
			UPM-Kymmene OYJ	267,266	5,143

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper (continued)			Packaging & Containers (continued)
West Fraser Timber Co Ltd	321,701	$10,990	Packaging Corp of America	82,278	$5,614
Western Forest Products Inc	2,988,902	5,242	WestRock Co	89,453	3,543
		$137,473			$32,207

Gas - 2.02%			Pharmaceuticals - 0.09%
Beijing Enterprises Holdings Ltd	99,200	516	Zoetis Inc	67,865	3,218
CenterPoint Energy Inc	102,014	2,298
China Gas Holdings Ltd	1,991,134	2,816
Enagas SA	73,556	2,205	Pipelines - 14.07%
			APA Group	511,757	3,238
ENN Energy Holdings Ltd	395,451	1,961	Buckeye Partners LP	414,692	29,825
Hong Kong & China Gas Co Ltd	1,863,336	3,577
National Grid PLC	1,128,153	16,447	Columbia Pipeline Group Inc	73,600	1,880
			Columbia Pipeline Partners LP	217,832	3,209
NiSource Inc	268,417	6,404	Enbridge Energy Management LLC (a)	180,091	3,937
ONE Gas Inc	33,143	1,944
Sempra Energy	138,811	14,870	Enbridge Energy Partners LP	147,620	3,209
Snam SpA	1,454,215	8,329	Enbridge Inc	483,659	19,282
Southcross Holdings Borrower LP (a)	37	11	Energy Transfer Equity LP	1,132,875	14,319
Southwest Gas Corp	66,074	4,587	Energy Transfer Partners LP	550,967	19,978
			Enterprise Products Partners LP	1,456,110	40,422
Western Gas Equity Partners LP	103,270	4,343	EQT Midstream Partners LP	341,150	25,712
		$70,308	Genesis Energy LP	232,897	8,773
Healthcare - Services - 0.00%			Inter Pipeline Ltd	75,620	1,537
Millennium Health LLC (a),(b),(d)	19,318	—	Kinder Morgan Inc/DE	973,900	17,608
Millennium Health LLC (a),(b),(d)	20,580	—	Koninklijke Vopak NV	83,028	4,326
Millennium Health LLC (a),(b)	33,861	131	Magellan Midstream Partners LP	546,429	38,277
		$131	MPLX LP	799,815	25,514
			ONEOK Inc	155,833	6,740
Holding Companies - Diversified - 0.29%			ONEOK Partners LP	473,147	17,956
China Merchants Holdings International Co	2,438,776	6,968	Pembina Pipeline Corp	175,272	5,142
Ltd			Phillips 66 Partners LP	290,548	15,960
Empresas COPEC SA	353,179	2,997	Plains All American Pipeline LP	1,167,925	27,014
		$9,965	Plains GP Holdings LP	215,005	2,019
Home Builders - 0.30%			SemGroup Corp	21,194	674
Lennar Corp - A Shares	85,211	3,883	Shell Midstream Partners LP	376,644	12,712
Taylor Wimpey PLC	570,440	1,694	Spectra Energy Corp	140,462	4,475
Toll Brothers Inc (a)	163,138	4,755	Spectra Energy Partners LP	357,052	16,046
		$10,332	Sunoco Logistics Partners LP	932,561	25,599
			Tallgrass Energy Partners LP	171,641	7,768
Home Furnishings - 0.08%			Tesoro Logistics LP	354,021	17,400
Rational AG	5,767	2,724	TransCanada Corp	486,898	20,176
			Veresen Inc	584,874	4,576
Lodging - 0.09%			Western Gas Partners LP	382,016	19,036
City Developments Ltd	557,000	3,313	Williams Cos Inc/The	1,151,290	25,513
					$489,852

Machinery - Diversified - 1.07%			Real Estate - 1.30%
			ADO Properties SA (c)	128,287	4,639
AGCO Corp	139,349	7,236
ANDRITZ AG	53,252	2,712	Aeon Mall Co Ltd	420,400	5,511
Bucher Industries AG	8,675	2,002	Deutsche Wohnen AG	269,801	8,671
Deere & Co	118,643	9,763	Fabege AB	393,985	6,385
Krones AG	14,605	1,741	Mitsui Fudosan Co Ltd	440,000	10,716
Kubota Corp	364,800	5,310	New World Development Co Ltd	5,174,000	4,887
Middleby Corp/The (a)	41,988	5,215	UNITE Group PLC/The	483,858	4,593
Valmet OYJ	255,344	3,154			$45,402
		$37,133	REITS - 10.63%
Oil & Gas - 0.70%			Agree Realty Corp	74,897	3,188
Antero Midstream Partners LP	351,070	8,636	Alexandria Real Estate Equities Inc	74,690	7,237
Cheniere Energy Inc (a)	84,000	2,699	American Tower Corp	196,095	20,743
EQT GP Holdings LP	82,292	2,148	Apartment Investment & Management Co	94,043	4,011
Valero Energy Partners LP (b)	238,707	11,045	Assura PLC	3,885,804	3,150
Vantage Drilling International (a),(d)	1,554	—	AvalonBay Communities Inc	64,682	11,635
		$24,528	Boston Properties Inc	59,146	7,431
			British Land Co PLC/The	732,714	7,846
Oil & Gas Services - 0.16%			CatchMark Timber Trust Inc	335,605	3,628
Targa Resources Corp	133,030	5,698	Crown Castle International Corp	220,748	20,046
			CubeSmart	264,761	8,430
Packaging & Containers - 0.92%			DDR Corp	229,353	3,947
Ball Corp	70,584	5,103	Dexus Property Group	515,308	3,219
FP Corp	42,200	1,826	DiamondRock Hospitality Co	52,125	466
Graphic Packaging Holding Co	415,907	5,574	Digital Realty Trust Inc	55,104	5,260
Huhtamaki OYJ	47,628	1,992	Duke Realty Corp	260,861	6,175
KapStone Paper and Packaging Corp	366,503	5,589	EPR Properties	77,679	5,537
Mayr Melnhof Karton AG (b)	7,909	904	Equinix Inc	25,534	9,243
Multi-Color Corp	33,076	2,062	Equity One Inc	204,989	6,039

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES (continued)	Shares Held Value (000's)

REITS (continued)			Publicly Traded Investment Fund (continued)
Equity Residential	69,438	$4,806	Morgan Stanley Institutional Liquidity Funds -	348,871,191	$348,871
Essex Property Trust Inc	34,970	7,946	Government Portfolio
Extra Space Storage Inc	8,018	745			$448,923
Federal Realty Investment Trust	28,134	4,310	TOTAL INVESTMENT COMPANIES		$448,923
Fortune Real Estate Investment Trust	1,952,000	2,164		Principal
Gecina SA	21,517	3,035	BONDS- 8.07%	Amount (000's) Value (000's)
General Growth Properties Inc	291,471	7,832
Goodman Group	1,784,668	9,158	Federal & Federally Sponsored Credit - 1.99%
Great Portland Estates PLC	531,173	5,770	Federal Farm Credit Banks
			0.00%, 03/01/2018(a),(e),(f)	$3,000	$2,998
Hoshino Resorts REIT Inc	143	1,713	0.44%, 10/13/2017(f)	18,000	17,981
Industrial & Infrastructure Fund Investment	421	2,170	0.47%, 11/22/2017(f)	5,000	4,995
Corp			0.57%, 07/28/2017(f)	7,700	7,698
Japan Logistics Fund Inc	1,452	3,199	0.59%, 08/21/2017(f)	4,300	4,300
Japan Retail Fund Investment Corp	2,865	6,648	0.59%, 01/25/2018(f)	8,000	8,005
Klepierre	164,050	7,498	0.65%, 05/30/2017(f)	3,825	3,828
Link REIT	1,093,500	6,710	0.65%, 04/05/2018(f)	4,700	4,697
Mirvac Group	2,415,430	3,390	0.68%, 02/01/2018(f)	5,000	5,005
NewRiver Retail Ltd	294,732	1,357
Nomura Real Estate Master Fund Inc	3,626	5,715	0.98%, 12/14/2017	10,000	9,976
Orix JREIT Inc	3,098	4,896			$69,483
Physicians Realty Trust	398,123	7,560	Finance - Mortgage Loan/Banker - 5.00%
Potlatch Corp	345,606	11,813	Fannie Mae
Prologis Inc	172,798	8,213	0.46%, 07/20/2017(f)	13,175	13,175
Public Storage	43,060	10,925	0.63%, 08/26/2016	14,755	14,760
Rayonier Inc	662,732	17,185	Federal Home Loan Banks
Regency Centers Corp	46,037	3,526	0.45%, 04/25/2017(f)	7,000	6,999
Rexford Industrial Realty Inc	190,241	3,786	0.56%, 10/25/2017(f)	6,200	6,200
Senior Housing Properties Trust	59,609	1,114	0.56%, 10/27/2017(f)	5,800	5,801
Simon Property Group Inc	119,853	23,688	0.60%, 06/16/2017(f)	10,000	10,009
SL Green Realty Corp	43,465	4,406	0.61%, 09/11/2017(f)	15,000	15,015
STORE Capital Corp	157,741	4,027	0.62%, 09/07/2017(f)	28,000	28,028
Sun Communities Inc	71,979	5,026	0.63%, 03/08/2018(f)	10,000	10,007
Sunstone Hotel Investors Inc	183,583	2,210	Freddie Mac
Unibail-Rodamco SE	12,081	3,249	0.75%, 02/26/2018(f)	7,670	7,669
Welltower Inc	65,210	4,494	1.00%, 09/28/2017	14,000	13,984
Westfield Corp	950,803	7,356	1.00%, 05/11/2018	5,955	5,946
Weyerhaeuser Co	693,184	21,835	1.05%, 02/26/2018	1,600	1,601
Workspace Group PLC	258,844	3,247	1.13%, 12/18/2017	14,775	14,775
		$369,953	1.13%, 03/16/2018	20,000	19,962
Storage & Warehousing - 0.05%					$173,931
Safestore Holdings PLC	375,985	1,905	Media- 0.01%
			iHeartCommunications Inc
Telecommunications - 0.18%			9.00%, 12/15/2019	523	410
Cellnex Telecom SAU (c)	126,400	2,038
Eutelsat Communications SA	57,400	1,145
Intelsat SA (a)	292,400	945	Sovereign - 1.07%
			Deutsche Bundesrepublik Inflation Linked
SES SA	95,169	2,133	Bond
		$6,261	0.10%, 04/15/2023	EUR 6,448	7,676
Textiles - 0.23%			Italy Buoni Poliennali Del Tesoro
Mohawk Industries Inc (a)	40,529	7,972	1.25%, 09/15/2032(c)	543	630
			2.10%, 09/15/2016	11	12
			2.35%, 09/15/2024(c)	7,890	10,105
Transportation - 0.72%			2.55%, 09/15/2041	608	861
East Japan Railway Co	53,836	4,885	2.60%, 09/15/2023	296	386
Groupe Eurotunnel SE	1,368,190	17,649	Japanese Government CPI Linked Bond
Prumo Logistica SA (a)	595,640	1,017	0.10%, 09/10/2024	JPY 839,085	7,989
Rumo Logistica Operadora Multimodal SA (a)	1,084,300	1,377	0.10%, 03/10/2025	286,859	2,734
		$24,928	0.10%, 03/10/2026	56,998	545
Water - 0.52%			New Zealand Government Bond
			2.52%, 09/20/2035(f)	NZD 2,809	2,111
American Water Works Co Inc	87,805	6,506	3.08%, 09/20/2030(f)	5,167	4,138
Pennon Group PLC	662,681	8,280
United Utilities Group PLC	226,504	3,180			$37,187
		$17,966	TOTAL BONDS		$281,011
TOTAL COMMON STOCKS		$1,606,214	COMMODITY INDEXED STRUCTURED	Principal
INVESTMENT COMPANIES - 12.90%	Shares Held Value (000's)		NOTES- 1.16%	Amount (000's) Value (000's)

Publicly Traded Investment Fund - 12.90%			Banks- 0.41%
BlackRock Liquidity Funds FedFund Portfolio	6,211,750	6,212	Royal Bank of Canada; Dow Jones - UBS
Cash Account Trust - Government & Agency	93,840,111	93,840	Commodity Index Linked Note
Portfolio - Government Cash Managed			0.33%, 01/11/2017(c),(f)	$3,900	4,538
			0.33%, 02/13/2017(c),(f)	7,600	9,767
					$14,305

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2016 (unaudited)

COMMODITY INDEXED STRUCTURED	Principal			SENIOR FLOATING RATE INTERESTS	Principal
NOTES (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's) Value (000's)

Supranational Bank - 0.75%				Chemicals - 0.05%
International Bank for Reconstruction &				Axalta Coating Systems US Holdings Inc,
Development; Dow Jones - UBS Commodity				Term Loan B
Index Linked Note				3.75%, 02/01/2020(f)	$424	$425
0.83%, 01/19/2017(f)	$24,000	$26,086		Minerals Technologies Inc, Term Loan B2
				4.75%, 05/09/2021(f)	1,305	1,305
TOTAL COMMODITY INDEXED STRUCTURED NOTES		$40,391				$1,730

	Principal			Commercial Services - 0.87%
CONVERTIBLE BONDS - 0.00%	Amount (000's)	Value(000	's)	Acosta Holdco Inc, Term Loan B
Oil & Gas - 0.00%				4.25%, 09/26/2021(f)	1,319	1,311
Vantage Drilling International				Brand Energy & Infrastructure Services Inc,
1.00%, PIK 1.00%, 12/31/2030(d),(f),(g)	268	132		Term Loan B
				4.75%, 11/20/2020(f)	909	884
TOTAL CONVERTIBLE BONDS		$132		Ceridian HCM Holding Inc, Term Loan B2
SENIOR FLOATING RATE INTERESTS - Principal				4.50%, 09/15/2020(f)	1,070	1,033
16.06%	Amount (000's)	Value(000	's)	Global Payments Inc, Term Loan B
				3.94%, 03/24/2023(f)	750	755
Advertising - 0.13%				Harland Clarke Holdings Corp, Term Loan
Advantage Sales & Marketing Inc, Term				B2
Loan				5.88%, 06/30/2017(f)	407	403
7.50%, 07/21/2022(f)	$1,000	$952
				Harland Clarke Holdings Corp, Term Loan
Advantage Sales & Marketing Inc, Term Loan				B3
B				7.00%, 04/26/2018(f)	3,621	3,589
4.25%, 07/21/2021(f)	2,020	2,012
				Harland Clarke Holdings Corp, Term Loan
Checkout Holding Corp, Term Loan B				B4
4.50%, 04/03/2021(f)	1,719	1,513		6.00%, 08/30/2019(f)	944	934
		$4,477		iQor US Inc, Term Loan B
				6.00%, 02/19/2021(b),(f)	2,734	2,242
Aerospace & Defense - 0.26%
B/E Aerospace Inc, Term Loan B				KAR Auction Services Inc, Term Loan B3
4.00%, 11/19/2021(f)	2,674	2,685		4.25%, 03/04/2023(f)	1,000	1,006
Sequa Corp, Term Loan B				Laureate Education Inc, Term Loan B
5.25%, 05/29/2017(f)	2,836	2,230		5.00%, 06/16/2018(f)	122	118
TransDigm Inc, Term Loan D				Pharmaceutical Product Development LLC,
3.75%, 05/21/2021(f)	4,177	4,174		Term Loan B
				4.25%, 08/05/2022(f)	4,375	4,379
		$9,089
				ServiceMaster Co LLC/The, Term Loan B
Airlines - 0.32%				4.25%, 06/25/2021(f)	10,704	10,744
American Airlines Inc, Term Loan B				Syniverse Holdings Inc, Term Loan B
3.25%, 06/27/2020(f)	3,448	3,431		4.00%, 04/23/2019(f)	1,895	1,419
3.50%, 10/10/2021(b),(f)	2,772	2,775		USAGM HoldCo LLC, Term Loan
American Airlines Inc, Term Loan B1				4.75%, 07/27/2022(f)	1,496	1,456
3.50%, 05/23/2019(f)	2,185	2,186				$30,273
Delta Air Lines Inc, Term Loan B1
3.25%, 10/18/2018(f)	2,666	2,672		Computers - 0.37%
		$11,064		CSRA Inc, Term Loan B
				3.75%, 10/06/2022(f)	1,995	2,007
Automobile Manufacturers - 0.19%				Riverbed Technology Inc, Term Loan B
FCA US LLC, Term Loan B				5.75%, 02/25/2022(f)	1,951	1,957
3.25%, 12/05/2018(f)	6,497	6,497		Western Digital Corp, Term Loan B
				6.25%, 03/30/2023(f)	9,000	8,963
Automobile Parts & Equipment - 0.06%						$12,927
Allison Transmission Inc, Term Loan B3				Consumer Products - 0.42%
3.50%, 09/23/2019(f)	1,980	1,985		Dell International LLC, Term Loan B2
				4.00%, 04/29/2020(f)	10,615	10,617
				Dell International LLC, Term Loan C
Beverages - 0.17%				3.75%, 09/24/2018(f)	1,509	1,509
Jacobs Douwe Egberts BV, Term Loan B
4.25%, 07/02/2021(f)	3,692	3,708		Prestige Brands Inc, Term Loan B3
				3.51%, 09/03/2021(f)	691	692
Keurig Green Mountain Inc, Term Loan B
5.25%, 01/21/2023(f)	2,367	2,372		Spectrum Brands Inc, Term Loan
				3.50%, 06/16/2022(f)	1,684	1,691
		$6,080
						$14,509
Biotechnology - 0.13%
Concordia Healthcare Corp, Term Loan B				Distribution & Wholesale - 0.17%
5.25%, 10/21/2021(f)	4,500	4,459		HD Supply Inc, Term Loan
				3.75%, 08/06/2021(f)	4,320	4,323
				Univar USA Inc, Term Loan B
Building Materials - 0.10%				4.25%, 06/24/2022(f)	1,628	1,624
Headwaters Inc, Term Loan B						$5,947
4.50%, 03/11/2022(f)	2,481	2,500
Quikrete Holdings Inc, Term Loan B				Diversified Financial Services - 0.18%
4.00%, 09/18/2020(f)	945	947		AlixPartners LLP, Term Loan B
				4.50%, 07/22/2022(f)	1,244	1,247
		$3,447

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Food (continued)
Clipper Acquisitions Corp, Term Loan B1			Wilton Brands LLC, Term Loan
3.00%, 02/06/2020(f)	$1,935	$1,929	8.50%, 08/22/2018(b),(f)	$1,112	$988
Delos Finance Sarl, Term Loan B					$39,711
3.50%, 02/26/2021(f)	1,250	1,254
Walter Investment Management Corp, Term			Gas- 0.00%
Loan			Southcross Holdings Borrower LP, Term Loan
4.75%, 12/11/2020(f)	2,110	1,783	B
			4.50%, 04/13/2023(f)	32	26
		$6,213

Electric - 0.32%
Calpine Corp, Delay-Draw Term Loan DD			Healthcare - Products - 0.85%
4.00%, 10/30/2020(f)	1,714	1,712	Alere Inc, Term Loan B
			4.25%, 06/10/2022(f)	1,480	1,475
Calpine Corp, Term Loan
0.00%, 05/05/2023(f),(h)	2,500	2,481	Carestream Health Inc, Term Loan
			9.50%, 12/15/2019(f)	729	684
EFS Cogen Holdings I LLC, Term Loan B
3.75%, 12/17/2020(f)	1,333	1,333	Carestream Health Inc, Term Loan B
			5.00%, 06/05/2019(f)	4,618	4,523
Energy Future Intermediate Holding Co LLC,			ConvaTec Inc, Term Loan B
DIP Term Loan			4.25%, 12/22/2016(f)	6,873	6,871
4.25%, 06/19/2016(f)	5,500	5,497
			DJO Finance LLC, Term Loan B
		$11,023	4.25%, 06/24/2020(f)	1,737	1,701
Electronics - 0.07%			Kinetic Concepts Inc, Term Loan E1
TTM Technologies Inc, Term Loan B			4.50%, 05/04/2018(f)	12,145	12,138
6.00%, 05/07/2021(f)	2,579	2,546	Sterigenics-Nordion Holdings LLC, Term
			Loan B
			4.25%, 05/06/2022(f)	2,366	2,355
Engineering & Construction - 0.04%					$29,747
AECOM, Term Loan B
3.75%, 09/17/2021(f)	1,357	1,362	Healthcare - Services - 0.74%
			Ardent Legacy Acquisitions Inc, Term Loan
			B
Entertainment - 0.55%			6.50%, 07/30/2021(f)	246	246
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(f)	1,541	1,548	CHS/Community Health Systems Inc, Term
			Loan F
Delta 2 Lux Sarl, Term Loan B			3.92%, 01/25/2018(f)	28	28
7.75%, 07/29/2022(f)	2,250	2,151
Delta 2 Lux Sarl, Term Loan B3			CHS/Community Health Systems Inc, Term
4.75%, 07/30/2021(f)	5,368	5,289	Loan G
			3.75%, 12/13/2019(f)	2,820	2,763
Metro-Goldwyn-Mayer Inc, Term Loan B
0.00%, 06/26/2020(f),(h)	1,000	1,000	CHS/Community Health Systems Inc, Term
			Loan H
SGMS Escrow Corp, Term Loan B2			4.00%, 01/14/2021(f)	5,641	5,554
6.00%, 09/17/2021(f)	5,668	5,604
			DaVita HealthCare Partners Inc, Term Loan
William Morris Endeavor Entertainment LLC,			B
Term Loan B			3.50%, 06/24/2021(f)	1,687	1,697
5.25%, 05/06/2021(f)	2,212	2,219
			Drumm Investors LLC, Term Loan
WMG Acquisition Corp, Term Loan B			9.50%, 05/04/2018(f)	1,946	1,896
3.75%, 07/07/2020(f)	1,294	1,287
			Genesis Healthcare DE LLC, Term Loan B
		$19,098	10.82%, 10/02/2017(f)	363	358
Environmental Control - 0.08%			HCA Inc, Term Loan
Advanced Disposal Services Inc, Term Loan			3.70%, 03/01/2023(f)	3,234	3,264
B2			Heartland Dental LLC, Term Loan
3.75%, 10/09/2019(f)	702	701	5.50%, 12/21/2018(f)	2,921	2,880
Tervita Corp, Term Loan B			IASIS Healthcare LLC, Term Loan B2
6.25%, 05/14/2018(f)	2,211	2,040	4.50%, 05/03/2018(f)	4,138	4,143
		$2,741	LHP Operations Co LLC, Term Loan B
			9.00%, 06/29/2018(f)	268	266
Food- 1.14%			MultiPlan Inc, Term Loan B
AdvancePierre Foods Inc, Term Loan			0.00%, 05/25/2023(f),(h)	1,750	1,762
0.00%, 05/26/2023(f),(h)	2,500	2,507
			Select Medical Corp, Term Loan F
Albertsons LLC, Term Loan B2			6.00%, 03/03/2021(f)	966	969
5.50%, 05/21/2019(f)	4,913	4,914
					$25,826
Albertsons LLC, Term Loan B3
5.13%, 08/04/2019(f)	403	403	Holding Companies - Diversified - 0.30%
Albertsons LLC, Term Loan B4			Emerald Expositions Holding Inc, Term Loan
5.50%, 08/11/2021(f)	14,504	14,499	B
Pinnacle Foods Finance LLC, Term Loan G			4.75%, 06/17/2020(f)	3,044	3,047
3.25%, 04/29/2020(f)	2,425	2,426	MGOC Inc, Term Loan B
Pinnacle Foods Finance LLC, Term Loan H			4.00%, 07/30/2020(f)	3,035	3,037
3.25%, 04/29/2020(f)	488	488	Travelport Finance Luxembourg Sarl, Term
SUPERVALU Inc, Term Loan			Loan B
5.50%, 03/21/2019(f)	4,569	4,567	5.75%, 08/13/2021(f)	4,437	4,447
US Foods Inc, Term Loan B					$10,531
4.50%, 05/31/2019(f)	8,916	8,919

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Insurance - 0.12%			Media- 1.96%
Alliant Holdings I LLC, Term Loan B			Altice US Finance I Corp, Term Loan B
0.00%, 07/27/2022(f),(h)	$2,000	$1,982	4.25%, 12/14/2022(f)	$6,130	$6,137
HUB International Ltd, Term Loan B			Cengage Learning Acquisitions Inc, Term
4.25%, 09/17/2020(f)	2,215	2,199	Loan
		$4,181	0.00%, 05/27/2023(f),(h)	3,422	3,418
			Cengage Learning Acquisitions Inc, Term
Internet - 0.19%			Loan EXIT
EIG Investors Corp, Term Loan B			7.00%, 03/06/2020(f)	5,037	5,029
6.48%, 11/09/2019(f)	2,088	2,013
			Charter Communications Operating LLC,
TIBCO Software Inc, Term Loan B			Term Loan I
6.50%, 11/25/2020(f)	4,608	4,194
			3.50%, 01/24/2023(f)	5,000	5,020
VFH Parent LLC, Term Loan B
5.25%, 11/05/2019(f)	304	304	Cumulus Media Holdings Inc, Term Loan B
			4.25%, 12/18/2020(f)	8,436	5,969
Zayo Group LLC, Term Loan B
3.75%, 05/06/2021(f)	135	135	Gray Television Inc, Term Loan B
			3.94%, 06/10/2021(f)	594	593
		$6,646	Houghton Mifflin Harcourt Publishers Inc,
Investment Companies - 0.03%			Term Loan B
American Capital Ltd, Term Loan B			4.00%, 05/11/2021(f)	1,985	1,959
3.50%, 08/22/2017(f)	324	323	iHeartCommunications Inc, Term Loan D-
New Millennium Holdco Inc, Term Loan			EXT
7.50%, 12/21/2020(b),(f)	1,156	867	7.20%, 01/22/2019(f)	21,205	16,235
		$1,190	iHeartCommunications Inc, Term Loan E
			7.95%, 07/30/2019(f)	2,986	2,273
Leisure Products & Services - 0.15%			McGraw-Hill Global Education Holdings
Bombardier Recreational Products Inc, Term			LLC, Term Loan
Loan B			5.00%, 05/02/2022(f)	2,500	2,507
3.75%, 01/23/2019(f)	966	968	Mediacom Illinois LLC, Delay-Draw Term
Equinox Holdings Inc, Term Loan B			Loan G-DD
5.00%, 01/31/2020(f)	1,213	1,213	3.50%, 06/18/2021(f)	493	493
Life Time Fitness Inc, Term Loan B			MTL Publishing LLC, Term Loan B3
4.25%, 06/03/2022(f)	1,985	1,975	4.00%, 08/12/2022(f)	3,038	3,035
Sabre GLBL Inc, Term Loan B2			Springer Science+Business Media GmbH,
4.50%, 02/19/2019(f)	975	975	Term Loan B9
		$5,131	4.50%, 08/14/2020(f)	1,633	1,585
Leisure Time - 0.04%			Tribune Media Co, Term Loan B
			3.75%, 12/27/2020(f)	4,147	4,154
Planet Fitness, Term Loan
4.50%, 03/26/2021(f)	1,240	1,243	Virgin Media Investment Holdings Ltd, Term
			Loan F
Sabre GLBL Inc, Term Loan C			3.65%, 06/07/2023(f)	904	904
4.00%, 02/15/2018(f)	180	180
			WideOpenWest Finance LLC, Term Loan B
		$1,423	4.50%, 04/01/2019(f)	3,147	3,143
Lodging - 0.31%			Ziggo BV, Delay-Draw Term Loan B3-DD
Boyd Gaming Corp, Term Loan B			3.60%, 01/15/2022(f)	2,210	2,207
4.00%, 08/07/2020(f)	1,830	1,833	Ziggo BV, Term Loan B1
CityCenter Holdings LLC, Term Loan B			3.65%, 01/15/2022(f)	2,099	2,096
4.25%, 10/09/2020(f)	1,826	1,831	Ziggo BV, Term Loan B2
Hilton Worldwide Finance LLC, Term Loan			3.65%, 01/15/2022(f)	1,441	1,440
B					$68,197
3.50%, 09/23/2020(f)	6,011	6,027
Intrawest Operations Group LLC, Term Loan			Mining - 0.07%
B			FMG Resources August 2006 Pty Ltd, Term
5.00%, 11/26/2020(f)	1,039	1,039	Loan B
			0.00%, 06/30/2019(f),(h)	2,596	2,431
		$10,730

Machinery - Construction & Mining - 0.02%			Miscellaneous Manufacturers - 0.06%
North American Lifting Holdings Inc, Term			Gates Global LLC, Term Loan B
Loan			4.25%, 06/11/2021(f)	2,032	1,964
5.50%, 11/26/2020(f)	1,037	758

			Oil & Gas - 0.16%
Machinery - Diversified - 0.28%
Gardner Denver Inc, Term Loan			Drillships Financing Holding Inc, Term Loan
0.00%, 07/23/2020(f),(h)	1,250	1,156	B1
			6.00%, 02/02/2021(f)	2,215	967
Onex Wizard Acquisition Co I SARL, Term			Fieldwood Energy LLC, Term Loan
Loan B			0.00%, 08/31/2020(f),(h)	1,132	905
4.25%, 02/03/2022(f)	248	248
			0.00%, 09/17/2020(f),(h)	1,850	925
RBS Global Inc, Term Loan B			8.38%, 09/20/2020(f)	1,734	464
4.00%, 05/14/2020(f)	2,448	2,433
			Fieldwood Energy LLC, Term Loan B
Xerium Technologies Inc, Term Loan B			0.00%, 09/28/2018(f),(h)	1,366	1,113
6.25%, 05/02/2019(b),(f)	2,509	2,498
			Seadrill Operating LP, Term Loan B
Zebra Technologies Corp, Term Loan B			4.00%, 02/12/2021(f)	1,068	507
4.75%, 09/30/2021(f)	3,485	3,501
		$9,836

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Retail (continued)
Western Refining Inc, Term Loan B1			Hudson's Bay Co, Term Loan B
4.25%, 11/25/2020(f)	$558	$549	4.75%, 08/12/2022(f)	$1,152	$1,152
		$5,430	Jo-Ann Stores LLC, Term Loan
			4.00%, 03/19/2018(f)	1,851	1,849
Oil & Gas Services - 0.03%			Michaels Stores Inc, Term Loan B
Seventy Seven Operating LLC, Term Loan B			3.75%, 01/24/2020(f)	1,035	1,036
0.00%, 06/17/2021(f),(h)	1,191	1,003
			Petco Animal Supplies Inc, Term Loan B1
			5.75%, 01/15/2023(f)	3,793	3,817
Packaging & Containers - 0.09%			PetSmart Inc, Term Loan B
BWAY Holding Co, Term Loan B			4.25%, 03/10/2022(f)	5,396	5,395
5.50%, 08/07/2020(f)	3,176	3,175	Rite Aid Corp, Term Loan 1
			5.75%, 07/07/2020(f)	3,500	3,509
			Rite Aid Corp, Term Loan 2
Pharmaceuticals - 0.67%			4.88%, 06/11/2021(f)	2,750	2,753
Catalent Pharma Solutions Inc, Term Loan B
4.25%, 05/07/2021(f)	6,292	6,304	Serta Simmons Bedding LLC, Term Loan B
			4.25%, 10/01/2019(f)	664	665
DPx Holdings BV, Term Loan B					$47,622
4.25%, 01/22/2021(f)	2,212	2,175
Endo Luxembourg Finance I Co Sarl, Term			Semiconductors - 0.70%
Loan B			Avago Technologies Cayman Finance Ltd,
3.75%, 06/24/2022(f)	2,993	2,950	Term Loan B1
Grifols Worldwide Operations USA Inc, Term			4.25%, 11/11/2022(f)	15,000	15,036
Loan B			Microsemi Corp, Term Loan B
3.45%, 03/05/2021(f)	818	820	5.25%, 12/17/2022(f)	1,984	2,001
PRA Holdings Inc, Term Loan			NXP BV, Term Loan B
4.50%, 09/18/2020(f)	4,361	4,381	3.75%, 11/05/2020(f)	1,604	1,608
Valeant Pharmaceuticals International Inc,			NXP BV, Term Loan D
Term Loan BD2			3.25%, 01/10/2020(f)	3,131	3,126
4.50%, 02/13/2019(f)	247	244	ON Semiconductor Corp, Term Loan B
Valeant Pharmaceuticals International Inc,			5.25%, 03/31/2023(f)	2,750	2,768
Term Loan BE1					$24,539
4.75%, 06/26/2020(f)	4,503	4,432
Valeant Pharmaceuticals International Inc,			Software - 1.40%
Term Loan BF1			Blackboard Inc, Term Loan B3
			4.75%, 10/04/2018(f)	3,487	3,280
5.00%, 03/11/2022(f)	1,286	1,269
			BMC Software Finance Inc, Term Loan B
Vizient Inc, Term Loan B			5.00%, 08/07/2020(f)	5,505	4,927
6.25%, 02/09/2023(f)	750	759
		$23,334	Change Healthcare Holdings Inc, Term Loan
			B2
Real Estate - 0.15%			3.75%, 11/02/2018(f)	3,126	3,122
Capital Automotive LP, Term Loan			Compuware Corp, Term Loan B2
6.00%, 04/18/2020(f)	1,861	1,869	6.25%, 12/10/2021(f)	4,904	4,603
Capital Automotive LP, Term Loan B			First Data Corp, Term Loan B
4.00%, 04/05/2019(f)	767	770	4.44%, 03/24/2021(f)	13,500	13,556
Realogy Group LLC, Term Loan B			Genesys Telecommunications Laboratories
3.75%, 03/05/2020(f)	2,430	2,434	Inc, Term Loan
		$5,073	4.50%, 11/04/2020(f)	1,955	1,958
			Infor US Inc, Term Loan B5
REITS- 0.27%			3.75%, 06/03/2020(f)	3,189	3,124
Communications Sales & Leasing Inc, Term			Informatica LLC, Term Loan B
Loan B			4.25%, 06/03/2022(f)	995	983
5.00%, 10/14/2022(f)	8,933	8,863
			MA FinanceCo LLC, Term Loan B
Starwood Property Trust Inc, Term Loan B			5.25%, 10/07/2021(f)	349	350
3.50%, 04/17/2020(f)	719	717
			MA FinanceCo LLC, Term Loan C
		$9,580	4.50%, 10/07/2021(f)	540	540
Retail - 1.37%			Magic Newco LLC, Term Loan B
1011778 BC ULC, Term Loan B2			5.00%, 12/02/2018(f)	2,186	2,195
3.75%, 12/10/2021(f)	14,721	14,769	Sophia LP, Term Loan B
Academy Ltd, Term Loan B			4.75%, 09/22/2016(f)	5,103	5,099
5.00%, 06/16/2022(f)	1,610	1,560	SS&C European Holdings SARL, Term Loan
Bass Pro Group LLC, Term Loan B			B2
4.00%, 06/05/2020(f)	990	974	4.02%, 06/29/2022(f)	613	615
Belk Inc, Term Loan B			SS&C Technologies Inc, Term Loan B1
5.75%, 11/18/2022(f)	1,995	1,606	4.01%, 06/29/2022(f)	4,461	4,476
BJ's Wholesale Club Inc, Term Loan					$48,828
8.50%, 03/21/2020(f)	249	240
			Telecommunications - 0.33%
BJ's Wholesale Club Inc, Term Loan B			Avaya Inc, Term Loan B3
4.50%, 09/26/2019(f)	3,439	3,421
			5.13%, 10/26/2017(f)	1,659	1,324
Dollar Tree Inc, Term Loan B1			Avaya Inc, Term Loan B6
3.50%, 05/26/2022(f)	3,559	3,576
			6.50%, 03/31/2018(f)	2,621	2,038
Dollar Tree Inc, Term Loan B2			Avaya Inc, Term Loan B7
4.18%, 05/26/2022(f)	1,300	1,300
			6.25%, 04/30/2020(f)	247	180

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)			U.S. Treasury Inflation-Indexed Obligations (continued)
Cincinnati Bell Inc, Term Loan B			3.88%, 04/15/2029	$7,236	$10,230
4.00%, 08/20/2020(f)	$975	$969			$492,431
CommScope Inc, Term Loan B			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.83%, 12/29/2022(f)	617	618	OBLIGATIONS		$547,490
FairPoint Communications Inc, Term Loan B			TOTAL PURCHASED OPTIONS - 0.07%		$2,253
7.50%, 02/14/2019(f)	3,882	3,878	TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$1
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 06/30/2019(f)	738	678	TOTAL PURCHASED INTEREST RATE SWAPTIONS -
			0.03%		$916
T-Mobile USA Inc, Term Loan B			Total Investments		$3,486,527
3.50%, 11/03/2022(f)	1,796	1,807
			Other Assets and Liabilities - (0.15)%		$(5,310)
		$11,492	TOTAL NET ASSETS - 100.00%		$3,481,217
Transportation - 0.15%
CEVA Group PLC, SYNTH LOC
6.50%, 03/19/2021(f)	371	316	(a) Non-Income Producing Security
CEVA Group PLC, Term Loan			(b)	Security is Illiquid. At the end of the period, the value of these securities
6.50%, 03/12/2021(f)	529	451	totaled $60,292 or 1.73% of net assets.
6.50%, 03/19/2021(f)	66	56	(c)	Security exempt from registration under Rule 144A of the Securities Act of
CEVA Intercompany BV, Term Loan			1933. These securities may be resold in transactions exempt from
6.50%, 03/19/2021(f)	384	327	registration, normally to qualified institutional buyers. At the end of the
Commercial Barge Line Co, Term Loan B			period, the value of these securities totaled $38,168 or 1.10% of net assets.
9.75%, 11/06/2020(f)	1,000	888	(d)	Fair value of these investments is determined in good faith by the Manager
HGIM Corp, Term Loan B			under procedures established and periodically reviewed by the Board of
5.50%, 06/12/2020(f)	2,193	1,277	Directors. At the end of the period, the fair value of these securities totaled
XPO Logistics Inc, Term Loan B			$132 or 0.00% of net assets.
5.50%, 10/27/2021(f)	1,995	2,010	(e) Security purchased on a when-issued basis.
		$5,325	(f) Variable Rate. Rate shown is in effect at May 31, 2016.
TOTAL SENIOR FLOATING RATE INTERESTS		$559,196	(g)	Payment in kind; the issuer has the option of paying additional securities
U.S. GOVERNMENT & GOVERNMENT	Principal		in lieu of cash.
AGENCY OBLIGATIONS - 15.73%	Amount (000's) Value (000's)		(h)	This Senior Floating Rate Note will settle after May 31, 2016, at which
			time the interest rate will be determined.
U.S. Treasury - 1.41%			(i)	Security or a portion of the security was pledged to cover margin
0.50%, 07/31/2016	$10,000	$10,003	requirements for futures contracts. At the end of the period, the value of
0.52%, 10/31/2017(f)	10,000	10,009	these securities totaled $20,042 or 0.58% of net assets.
0.62%, 01/31/2018(f),(i)	21,000	21,044	(j) Rate shown is the discount rate of the original purchase.
0.63%, 11/15/2016	8,000	8,003
		$49,059

U.S. Treasury Bill - 0.17%			Portfolio Summary (unaudited)
0.24%, 06/16/2016(j)	6,000	6,000	Sector		Percent
			Government		24.53%
U.S. Treasury Inflation-Indexed Obligations - 14.15%			Energy		15.20%
0.13%, 04/15/2019	35,763	36,300	Financial		13.09%
0.13%, 04/15/2020	42,053	42,622	Exchange Traded Funds		12.90%
0.13%, 04/15/2021	17,834	18,041	Consumer, Non-cyclical		8.65%
0.13%, 01/15/2022	13,178	13,249	Basic Materials		5.67%
0.13%, 07/15/2022	16,304	16,424	Industrial		5.38%
0.13%, 01/15/2023	19,729	19,701	Utilities		4.81%
0.13%, 07/15/2024	37,587	37,374	Consumer, Cyclical		3.96%
0.25%, 01/15/2025	15,865	15,836	Communications		2.80%
0.38%, 07/15/2023	20,895	21,296	Technology		2.47%
0.38%, 07/15/2025	17,267	17,472	Diversified		0.59%
0.63%, 07/15/2021	24,169	25,128	Purchased Options		0.07%
0.63%, 01/15/2024	22,526	23,236	Purchased Interest Rate Swaptions		0.03%
0.63%, 01/15/2026	33,088	34,221	Purchased Capped Options		0.00%
0.63%, 02/15/2043	11,621	10,793	Other Assets and Liabilities		(0.15)%
0.75%, 02/15/2042	12,745	12,205	TOTAL NET ASSETS		100.00%
0.75%, 02/15/2045	6,602	6,302
1.00%, 02/15/2046	9,001	9,255
1.13%, 01/15/2021	15,915	16,840
1.25%, 07/15/2020	4,608	4,909
1.38%, 01/15/2020	6,819	7,230
1.38%, 02/15/2044	12,387	13,684
1.75%, 01/15/2028	7,371	8,454
2.00%, 01/15/2026	5,753	6,657
2.13%, 02/15/2040	4,574	5,766
2.13%, 02/15/2041	10,510	13,360
2.38%, 01/15/2025	8,336	9,813
2.38%, 01/15/2027	6,719	8,100
2.50%, 01/15/2029	6,533	8,112
3.38%, 04/15/2032	3,888	5,559
3.63%, 04/15/2028	10,483	14,262

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	06/15/2016	GBP	455,000	$664	$659	$—	$(5)
Bank of America NA	07/19/2016	GBP	935,000	1,350	1,354	4	—
Barclays Bank PLC	06/15/2016	GBP	945,000	1,382	1,369	—	(13)
Barclays Bank PLC	06/27/2016	GBP	1,785,826	2,588	2,587	—	(1)
Barclays Bank PLC	07/19/2016	JPY	145,661,321	1,344	1,318	—	(26)
BNP Paribas	06/15/2016	SEK	22,733,583	2,737	2,727	—	(10)
Citigroup Inc	06/15/2016	JPY	150,713,790	1,369	1,362	—	(7)
Citigroup Inc	06/15/2016	NZD	4,015,451	2,708	2,715	7	—
Citigroup Inc	06/23/2016	GBP	612,392	882	887	5	—
Citigroup Inc	06/27/2016	GBP	937,500	1,368	1,358	—	(10)
Citigroup Inc	07/01/2016	AUD	1,025,000	775	740	—	(35)
Citigroup Inc	07/01/2016	NOK	5,594,010	682	669	—	(13)
Citigroup Inc	07/19/2016	GBP	470,000	686	681	—	(5)
Commonwealth Bank of Australia	06/15/2016	GBP	790,680	1,143	1,145	2	—
Deutsche Bank AG	06/15/2016	JPY	480,275,920	4,280	4,340	60	—
Deutsche Bank AG	06/27/2016	AUD	3,761,456	2,712	2,715	3	—
Deutsche Bank AG	07/19/2016	JPY	90,325,664	817	817	—	—
Deutsche Bank AG	07/22/2016	AUD	11,015,000	8,492	7,944	—	(548)
Deutsche Bank AG	07/22/2016	EUR	22,820,000	26,304	25,432	—	(872)
Deutsche Bank AG	07/22/2016	HUF	2,867,852,000	10,480	10,177	—	(303)
Deutsche Bank AG	07/22/2016	JPY	2,725,968,472	25,305	24,663	—	(642)
Deutsche Bank AG	07/22/2016	RUB	1,516,706,935	22,279	22,427	148	—
Deutsche Bank AG	07/22/2016	SEK	138,038,174	17,039	16,589	—	(450)
Deutsche Bank AG	07/22/2016	ZAR	336,696,529	22,645	21,218	—	(1,427)
Goldman Sachs & Co	06/15/2016	CAD	1,755,892	1,336	1,339	3	—
Goldman Sachs & Co	07/19/2016	GBP	470,000	686	681	—	(5)
HSBC Securities Inc	06/15/2016	AUD	950,000	698	686	—	(12)
HSBC Securities Inc	06/23/2016	GBP	322,608	466	467	1	—
HSBC Securities Inc	06/27/2016	GBP	910,000	1,323	1,318	—	(5)
HSBC Securities Inc	07/01/2016	NOK	6,468,082	806	773	—	(33)
JPMorgan Chase	06/15/2016	GBP	910,000	1,323	1,318	—	(5)
JPMorgan Chase	07/22/2016	AUD	81,833,402	59,726	59,021	125	(830)
JPMorgan Chase	07/22/2016	BRL	172,394,080	47,375	47,015	32	(392)
JPMorgan Chase	07/22/2016	CAD	43,824,398	33,817	33,424	—	(393)
JPMorgan Chase	07/22/2016	CLP	5,695,750,400	8,576	8,185	—	(391)
JPMorgan Chase	07/22/2016	EUR	76,878,939	86,908	85,679	—	(1,229)
JPMorgan Chase	07/22/2016	GBP	11,978,648	17,324	17,352	28	—
JPMorgan Chase	07/22/2016	HUF	7,162,193,490	25,609	25,416	27	(220)
JPMorgan Chase	07/22/2016	INR	1,789,297,050	26,522	26,390	—	(132)
JPMorgan Chase	07/22/2016	JPY	11,172,292,323	102,692	101,082	73	(1,683)
JPMorgan Chase	07/22/2016	KRW	39,534,080,100	33,969	33,200	—	(769)
JPMorgan Chase	07/22/2016	MXN	460,588,462	25,577	24,824	—	(753)
JPMorgan Chase	07/22/2016	NOK	417,077,147	50,705	49,868	—	(837)
JPMorgan Chase	07/22/2016	NZD	27,769,462	18,933	18,733	11	(211)
JPMorgan Chase	07/22/2016	RUB	1,106,226,700	16,615	16,357	—	(258)
JPMorgan Chase	07/22/2016	TRY	40,401,324	13,866	13,511	—	(355)
JPMorgan Chase	07/22/2016	ZAR	657,459,938	42,769	41,432	104	(1,441)
Kidder, Peabody & Company	06/27/2016	AUD	3,534,382	2,701	2,551	—	(150)
Morgan Stanley & Co	06/15/2016	AUD	950,000	698	686	—	(12)
Morgan Stanley & Co	06/15/2016	NZD	981,182	659	663	4	—
Morgan Stanley & Co	06/27/2016	GBP	937,500	1,368	1,358	—	(10)
Morgan Stanley & Co	07/01/2016	AUD	1,025,000	775	740	—	(35)
Morgan Stanley & Co	07/22/2016	AUD	1,520,000	1,098	1,096	—	(2)
Northern Trust	06/06/2016	JPY	59,011,000	541	533	—	(8)
Northern Trust	06/27/2016	AUD	3,725,011	2,686	2,689	3	—
RBC Dominion Securities	06/15/2016	CAD	1,780,266	1,358	1,358	—	—
Standard Chartered Bank, Hong Kong	07/19/2016	JPY	150,470,509	1,370	1,361	—	(9)
UBS AG	07/01/2016	NOK	1,425,038	173	170	—	(3)
Total						$640	$(14,550)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	06/15/2016	NZD	986,086	$664	$667	$—	$(3)
Bank of America NA	07/06/2016	JPY	313,176,500	2,819	2,832	—	(13)
Bank of America NA	07/19/2016	JPY	147,070,357	1,351	1,331	20	—
Barclays Bank PLC	06/06/2016	JPY	630,663,500	5,814	5,696	118	—
Barclays Bank PLC	06/15/2016	CAD	1,813,669	1,382	1,383	—	(1)
Barclays Bank PLC	06/27/2016	AUD	3,593,868	2,587	2,594	—	(7)
Barclays Bank PLC	07/06/2016	EUR	16,818,000	18,780	18,734	46	—
Barclays Bank PLC	07/19/2016	GBP	935,000	1,343	1,354	—	(11)
BNP Paribas	06/15/2016	CHF	2,715,000	2,737	2,734	3	—
CIBC World Markets	06/06/2016	EUR	3,421,000	3,945	3,807	138	—
Citigroup Inc	06/06/2016	EUR	75,000	83	83	—	—

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/15/2016	AUD	1,900,000	$1,378	$1,372	$6	$—
Citigroup Inc	06/15/2016	EUR	1,220,000	1,360	1,358	2	—
Citigroup Inc	06/15/2016	GBP	1,850,000	2,698	2,680	18	—
Citigroup Inc	06/23/2016	AUD	1,208,623	883	873	10	—
Citigroup Inc	06/27/2016	AUD	1,887,388	1,367	1,362	5	—
Citigroup Inc	07/01/2016	AUD	932,731	681	673	8	—
Citigroup Inc	07/01/2016	NOK	6,325,299	774	756	18	—
Citigroup Inc	07/19/2016	JPY	74,715,345	686	676	10	—
Commonwealth Bank of Australia	06/15/2016	EUR	1,010,000	1,143	1,124	19	—
Deutsche Bank AG	06/15/2016	CAD	1,755,892	1,340	1,339	1	—
Deutsche Bank AG	06/27/2016	GBP	1,875,000	2,713	2,716	—	(3)
Deutsche Bank AG	07/19/2016	GBP	560,000	817	811	6	—
Deutsche Bank AG	07/22/2016	BRL	80,840,190	22,300	22,047	253	—
Deutsche Bank AG	07/22/2016	EUR	40,188,000	45,621	44,788	833	—
Deutsche Bank AG	07/22/2016	HUF	2,857,307,467	10,317	10,140	177	—
Deutsche Bank AG	07/22/2016	INR	564,138,000	8,370	8,320	50	—
Deutsche Bank AG	07/22/2016	JPY	1,877,697,828	16,974	16,989	—	(15)
Deutsche Bank AG	07/22/2016	RUB	1,080,817,680	16,337	15,981	356	—
Deutsche Bank AG	07/22/2016	TRY	92,656,256	30,976	30,987	103	(114)
Goldman Sachs & Co	07/19/2016	JPY	75,215,552	685	680	5	—
HSBC Securities Inc	06/06/2016	JPY	4,000,000	37	36	1	—
HSBC Securities Inc	06/07/2016	NZD	1,048,000	706	709	—	(3)
HSBC Securities Inc	06/15/2016	JPY	543,353,509	4,886	4,910	—	(24)
HSBC Securities Inc	06/15/2016	NZD	1,035,833	698	700	—	(2)
HSBC Securities Inc	06/23/2016	AUD	636,873	466	460	6	—
HSBC Securities Inc	06/27/2016	AUD	1,765,969	1,323	1,275	48	—
HSBC Securities Inc	07/01/2016	AUD	1,055,000	806	761	45	—
JPMorgan Chase	06/15/2016	NZD	2,620,004	1,803	1,771	32	—
JPMorgan Chase	07/22/2016	AUD	81,105,000	60,886	58,496	2,406	(16)
JPMorgan Chase	07/22/2016	BRL	90,767,040	25,312	24,753	595	(36)
JPMorgan Chase	07/22/2016	CAD	66,003,511	50,821	50,340	517	(36)
JPMorgan Chase	07/22/2016	CLP	5,667,748,900	8,426	8,145	281	—
JPMorgan Chase	07/22/2016	EUR	103,166,000	116,887	114,976	1,911	—
JPMorgan Chase	07/22/2016	GBP	11,924,938	17,381	17,274	111	(4)
JPMorgan Chase	07/22/2016	HUF	9,440,123,828	33,861	33,500	361	—
JPMorgan Chase	07/22/2016	INR	1,222,745,500	18,100	18,034	66	—
JPMorgan Chase	07/22/2016	JPY	12,917,058,427	118,446	116,868	1,814	(236)
JPMorgan Chase	07/22/2016	KRW	39,017,660,960	33,408	32,766	662	(20)
JPMorgan Chase	07/22/2016	MXN	464,032,064	25,537	25,010	542	(15)
JPMorgan Chase	07/22/2016	NOK	277,334,176	33,620	33,159	461	—
JPMorgan Chase	07/22/2016	NZD	52,869,739	35,569	35,667	24	(122)
JPMorgan Chase	07/22/2016	RUB	2,649,190,245	39,652	39,172	480	—
JPMorgan Chase	07/22/2016	SEK	136,609,405	16,870	16,417	453	—
JPMorgan Chase	07/22/2016	ZAR	858,203,951	56,124	54,082	2,053	(11)
Kidder, Peabody & Company	06/27/2016	GBP	1,835,000	2,702	2,658	44	—
Morgan Stanley & Co	06/06/2016	EUR	9,744,000	11,069	10,843	226	—
Morgan Stanley & Co	06/06/2016	JPY	46,390,000	422	419	3	—
Morgan Stanley & Co	06/15/2016	GBP	455,000	660	659	1	—
Morgan Stanley & Co	06/15/2016	NZD	1,035,589	698	700	—	(2)
Morgan Stanley & Co	06/27/2016	AUD	1,887,973	1,368	1,363	5	—
Morgan Stanley & Co	07/01/2016	NOK	6,321,331	775	756	19	—
Morgan Stanley & Co	07/06/2016	JPY	313,176,500	2,821	2,832	—	(11)
Northern Trust	06/27/2016	GBP	1,836,000	2,686	2,659	27	—
RBC Dominion Securities	06/15/2016	GBP	935,000	1,357	1,354	3	—
Standard Chartered Bank, Hong Kong	06/06/2016	EUR	50,000	58	56	2	—
Standard Chartered Bank, Hong Kong	06/07/2016	NZD	7,277,000	5,072	4,922	150	—
Standard Chartered Bank, Hong Kong	07/06/2016	NZD	8,325,000	5,614	5,621	—	(7)
Standard Chartered Bank, Hong Kong	07/19/2016	GBP	940,000	1,371	1,362	9	—
State Street Financial	06/06/2016	EUR	160,000	181	178	3	—
State Street Financial	06/06/2016	GBP	91,000	133	132	1	—
UBS AG	06/06/2016	EUR	3,423,000	3,938	3,809	129	—
UBS AG	06/06/2016	JPY	630,663,500	5,886	5,696	190	—
UBS AG	07/01/2016	AUD	237,269	173	171	2	—
UBS AG	07/06/2016	JPY	626,353,000	5,649	5,664	—	(15)
Westpac Banking Corp	07/22/2016	AUD	1,480,000	1,055	1,067	—	(12)
Total						$15,888	$(739)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Brent Crude; December 2016	Long	223	$9,808	$11,420	$1,612
Brent Crude; September 2016	Long	224	10,628	11,265	637
Coffee 'C'; July 2016	Long	106	4,951	4,832	(119)
Copper; December 2016	Long	61	3,442	3,218	(224)
Copper; July 2016	Long	151	8,033	7,910	(123)
Copper; September 2016	Long	90	4,714	4,731	17
Corn; December 2016	Long	172	3,461	3,513	52
Corn; July 2016	Long	428	7,658	8,662	1,004
Corn; September 2016	Long	257	5,038	5,227	189
Cotton No.2; December 2016	Long	19	546	604	58
Cotton No.2; July 2016	Long	81	2,418	2,590	172
Euro Bund 10 Year Bund; June 2016	Short	33	5,979	6,021	(42)
Euro-Bobl 5 Year; June 2016	Short	3	439	439	—
Euro-BTP; June 2016	Short	84	12,923	13,045	(122)
Gasoline RBOB; December 2016	Long	15	769	884	115
Gasoline RBOB; July 2016	Long	50	3,251	3,388	137
Gasoline RBOB; October 2016	Long	39	2,098	2,389	291
Gasoline RBOB; September 2016	Long	51	3,425	3,421	(4)
Gold 100 oz; December 2016	Long	214	26,644	26,174	(470)
Japan 10 Year Bond TSE; June 2016	Short	10	13,651	13,729	(78)
KC HRW Wheat; July 2016	Long	104	2,453	2,326	(127)
Lean Hogs; December 2016	Long	36	913	912	(1)
Lean Hogs; July 2016	Long	63	2,087	2,053	(34)
Lean Hogs; October 2016	Long	75	2,078	2,047	(31)
Live Cattle; August 2016	Long	69	3,299	3,258	(41)
Live Cattle; December 2016	Long	17	821	794	(27)
Live Cattle; October 2016	Long	50	2,430	2,346	(84)
LME Nickel; December 2016	Long	95	4,994	4,833	(161)
LME PRI Alum; December 2016	Long	256	9,852	10,029	177
LME Zinc; December 2016	Long	134	6,066	6,462	396
Natural Gas; July 2016	Long	573	12,381	13,110	729
Natural Gas; September 2016	Long	185	4,221	4,510	289
NY Harb ULSD; July 2016	Long	86	4,461	5,408	947
NY Harb ULSD; September 2016	Long	85	5,300	5,423	123
Silver; December 2016	Long	124	9,686	9,988	302
Soybean Meal; December 2016	Long	217	7,263	8,075	812
Soybean Oil; December 2016	Long	15	300	292	(8)
Soybean Oil; July 2016	Long	310	6,379	5,919	(460)
Soybean; July 2016	Long	135	6,875	7,280	405
Soybean; November 2016	Long	136	6,784	7,179	395
Sugar #11; July 2016	Long	1	17	20	3
Sugar #11; October 2016	Long	460	8,977	9,098	121
US 10 Year Note; September 2016	Long	60	7,768	7,781	13
US 10 Year Ultra Note; September 2016	Short	53	7,449	7,474	(25)
US 2 Year Note; September 2016	Long	162	35,283	35,301	18
US 5 Year Note; September 2016	Long	302	36,249	36,275	26
US Long Bond; September 2016	Short	60	9,748	9,799	(51)
US Ultra Bond; September 2016	Short	63	11,004	11,033	(29)
Wheat; July 2016	Long	293	6,848	6,805	(43)
Wheat; September 2016	Long	2	49	48	(1)
WTI Crude; December 2016	Long	190	8,658	9,663	1,005
WTI Crude; July 2016	Long	24	1,126	1,178	52
WTI Crude; June 2017	Long	48	2,487	2,474	(13)
WTI Crude; September 2016	Long	174	8,608	8,688	80
Total					$7,859
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized				Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)		Appreciation/(Depreciation)			Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		$7,960	$—			$70		$70	$—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	EUR	3,137	—			33		33	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.76%	01/18/2021		3,137	—			(4)		—	(4)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026		3,137	—			33		33	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.74%	01/18/2021		3,137	—			(2)		—	(2)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Total							$—			$130		$136	$(6)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)		Appreciation/(Depreciation)			Fair Value
	3 Month LIBOR	Receive	1.51%	01/14/2021		$6,700	$—			$(61)			$(61)
	3 Month LIBOR	Receive	1.40%	01/29/2021		1,005	—			(4)			(4)
	3 Month LIBOR	Receive	2.07%	08/15/2041		1,950	—			32			32
	3 Month LIBOR	Receive	1.32%	11/30/2020	27,830		1			24			25
Total							$1			$(9)			$(8)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional		Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021 $			435	$61		$75	$		14
Rate Swap		LIBOR
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021			2,900	352		498			146
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017			3,100	141		11			(130)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021			2,900	388		290			(98)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.95% 06/02/2016			2,240	41		(1)			(42)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021			435	54		43			(11)
Rate Swap		LIBOR
Total								$1,037		$916	$		(121)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional		Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 10 Year Interest	Deutsche Bank AG	3 Month	Receive	2.10% 03/17/2017 $			3,000	$(114	) $	(125	) $		(11)
Rate Swap		LIBOR
Call - 10 Year Interest	Deutsche Bank AG	3 Month	Receive	1.90% 02/14/2017			11,765	(333)		(347)			(14)
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017			6,400	(180)		(8)			172
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017			3,200	(94)		(4)			90
Rate Swap		LIBOR
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Pay	3.10% 03/07/2017			1,440	(9)		(2)			7
Rate Swap		LIBOR

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2016 (unaudited)

Interest Rate Swaptions (continued)

Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Pay	2.90% 02/14/2017 $	11,765	$(27)	$(21)	$6
Rate Swap	LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10% 01/13/2017	2,790	(20)	(7)	13
Rate Swap	LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10% 01/13/2017	18,600	(174)	(45)	129
Rate Swap	LIBOR
Total	$(951)	$ (559)	$392

Amounts in thousands

Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - AUD versus NOK	AUD	6.60	06/30/2016	3,155,000	$	2	$—	$(2)
Call - AUD versus NOK	AUD	6.60	06/30/2016	3,155,000	3	—	(3)
Call - AUD versus USD	AUD	0.75	07/21/2016	7,400,000	44	24	(20)
Call - EUR versus USD	EUR	1.14	08/01/2016	4,905,000	43	35	(8)
Call - GBP versus AUD	GBP	2.05	06/24/2016	7,490,000	90	58	(32)
Call - GBP versus JPY	GBP	166.00	07/15/2016	3,740,000	46	45	(1)
Call - US 10 Year Note Future; September 2016 $	130.50	06/27/2016	75	75	26	(49)
Call - USD versus CAD	$1.42	11/04/2016	10,630,000	51	54	3
Call - USD versus CAD	$1.32	11/04/2016	10,630,000	188	257	69
Call - USD versus CAD	$1.34	06/13/2016	14,345,000	40	15	(25)
Call - USD versus CNY	$6.95	07/21/2016	43,828,000	744	41	(703)
Call - USD versus MXN	$18.29	11/04/2016	10,630,000	294	508	214
Call - USD versus MXN	$19.87	11/04/2016	10,630,000	116	175	59
Put - 90 Day Eurodollar Future; September 2017 $	98.25	09/19/2016	505	32	15	(17)
Put - 90 Day Eurodollar Future; September 2017 $	98.75	09/19/2016	505	108	132	24
Put - AUD versus NOK	AUD	5.85	06/30/2016	6,305,000	36	12	(24)
Put - AUD versus USD	AUD	0.70	07/21/2016	7,400,000	55	46	(9)
Put - CAD versus JPY	CAD	82.00	06/17/2016	12,395,000	152	24	(128)
Put - CHF versus NOK	CHF	7.72	08/02/2016	11,180,000	137	3	(134)
Put - EUR versus GBP Digital Knockout	EUR	0.73	10/27/2016	2,397,000	325	325	—
Put - EUR versus GBP Digital Knockout	EUR	0.73	10/27/2016	500,000	69	68	(1)
Put - EUR versus USD	EUR	1.11	07/11/2016	8,520,000	105	88	(17)
Put - EUR versus USD	EUR	1.09	08/01/2016	4,905,000	39	40	1
Put - EUR versus USD	EUR	1.02	11/04/2016	9,360,000	37	37	—
Put - EUR versus USD	EUR	1.09	11/04/2016	9,360,000	160	138	(22)
Put - US 10 Year Note Future; September 2016	$130.50	06/27/2016	75	62	87	25
Total	$	3,053	$2,253	$(800)

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - AUD versus NOK	AUD	6.60	06/30/2016	6,305,000	$	(43)	$—	$43
Call - GBP versus AUD	GBP	2.05	06/24/2016	7,490,000	(81)	(58)	23
Call - USD versus CAD	$1.37	11/04/2016	21,260,000	(196)	(245)	(49)
Call - USD versus MXN	$19.00	11/04/2016	21,260,000	(372)	(632)	(260)
Put - 90 Day Eurodollar Future; September 2017 $	98.50	09/19/2016	1,010	(99)	(94)	5
Put - CAD versus JPY	CAD	78.00	06/17/2016	24,825,000	(108)	(4)	104
Put - EUR versus USD	EUR	1.06	11/04/2016	18,720,000	(176)	(146)	30
Total	$(1,075)	$(1,179)	$(104)

Amounts in thousands except contracts

Purchased Capped Options

Upfront
Counterparty	Strike	Expiration	Notional	Premiums	Unrealized
Description	(Issuer)	Rate	Floating Rate	Date	Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max(0, USCPIU-	11/07/2016	$11,715	$11	$1	$(10)
Consumers NAS	2%)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max(0, USCPIU-	11/11/2016	4,695	5	—	(5)
Consumers NAS	2%)
Total	$	16	$1	$(15)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 0.59%	Shares Held Value (000's)				Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 0.59%
BlackRock Liquidity Funds FedFund Portfolio	81,643	$82	Oil & Gas (continued)
			Continental Resources Inc/OK	(continued)
TOTAL INVESTMENT COMPANIES		$82	5.00%, 09/15/2022		$135	$128
	Principal		EP Energy LLC / Everest Acquisition Finance
BONDS- 36.52%	Amount (000's) Value (000's)		Inc
			7.75%, 09/01/2022		305	160
Automobile Manufacturers - 0.26%			Halcon Resources Corp
Jaguar Land Rover Automotive PLC			8.63%, 02/01/2020(a)		255	241
4.13%, 12/15/2018(a)	$35	$36	QEP Resources Inc
			6.80%, 04/01/2018		95	94
Banks- 4.58%			Whiting Petroleum Corp
Barclays PLC			5.00%, 03/15/2019		95	85
8.25%, 12/29/2049(b),(c)	200	204	5.75%, 03/15/2021		105	89
JPMorgan Chase & Co						$961
5.00%, 12/29/2049(b),(c)	150	145
			Packaging & Containers - 0.80%
Popular Inc			Beverage Packaging Holdings Luxembourg II
7.00%, 07/01/2019	285	283	SA / Beverage Packaging Holdings II
		$632	5.63%, 12/15/2016(a)		110	110
Chemicals - 2.91%
Consolidated Energy Finance SA			Pipelines - 1.27%
6.75%, 10/15/2019(a)	430	402	Tesoro Logistics LP / Tesoro Logistics
			Finance Corp
Diversified Financial Services - 0.99%			6.13%, 10/15/2021		135	139
Navient Corp			6.38%, 05/01/2024		35	36
5.00%, 10/26/2020	20	19				$175
5.88%, 03/25/2021	125	117	REITS- 0.18%
		$136	Iron Mountain Inc
			4.38%, 06/01/2021(a)		25	25
Food- 1.87%
BI-LO LLC / BI-LO Finance Corp
9.25%, 02/15/2019(a)	275	258	Retail - 0.95%
			Landry's Holdings II Inc
			10.25%, 01/01/2018(a)		130	131
Healthcare - Products - 0.78%
Universal Hospital Services Inc
7.63%, 08/15/2020	115	107	Telecommunications - 5.54%
			B Communications Ltd
			7.38%, 02/15/2021(a)		210	225
Healthcare - Services - 0.45%
Centene Corp			Frontier Communications Corp
5.63%, 02/15/2021(a)	60	62	11.00%, 09/15/2025(a)		165	168
			10.50%, 09/15/2022(e)		80	83
			Wind Acquisition Finance SA
Insurance - 2.35%			4.75%, 07/15/2020(a)		295	289
Voya Financial Inc						$765
5.65%, 05/15/2053(b)	345	324
			Transportation - 1.71%
			Eletson Holdings Inc
Iron & Steel - 1.04%			9.63%, 01/15/2022(a)		300	236
Signode Industrial Group Lux SA/Signode
Industrial Group US Inc			TOTAL BONDS			$5,039
6.38%, 05/01/2022(a)	150	143
			SENIOR FLOATING RATE INTERESTS -		Principal
			62.51%	Amount (000's) Value (000's)

Media- 1.50%			Aerospace & Defense - 1.66%
DISH DBS Corp			B/E Aerospace Inc, Term Loan B
4.25%, 04/01/2018	55	56	4.00%, 11/19/2021(b)		$228	$229
WideOpenWest Finance LLC /
WideOpenWest Capital Corp
10.25%, 07/15/2019	145	151	Automobile Manufacturers - 0.72%
		$207	Navistar Inc, Term Loan B
			6.50%, 08/06/2020(b)		104	99
Metal Fabrication & Hardware - 1.43%
Wise Metals Intermediate Holdings LLC/Wise
Holdings Finance Corp			Chemicals - 7.45%
9.75%, PIK 10.50%, 06/15/2019(a),(d)	360	198	A Schulman Inc, Term Loan B
			3.08%, 05/11/2022(b)		134	133
			Aruba Investments Inc, Term Loan B
Mining - 0.95%			4.50%, 02/02/2022(b)		70	69
Teck Resources Ltd			Axiall Holdco Inc, Term Loan B
3.75%, 02/01/2023	180	131	4.00%, 02/25/2022(b)		223	223
			Emerald Performance Materials LLC, Term
Oil & Gas - 6.96%			Loan
Continental Resources Inc/OK			7.75%, 07/22/2022(b)		265	253
4.50%, 04/15/2023	180	164

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
May 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals (continued)			Lodging - 0.94%
Ineos US Finance LLC, Term Loan B			Hilton Worldwide Finance LLC, Term Loan
3.75%, 12/15/2020(b)	$211	$209	B
Methanol Holdings Trinidad Ltd, Term Loan			3.50%, 09/23/2020(b)	$130	$130
B
4.25%, 06/16/2022(b)	149	141
			Media- 2.30%
		$1,028	Numericable US LLC, Term Loan B
Computers - 0.49%			5.00%, 01/08/2024(b)	170	171
Oberthur Technologies of America Corp,			Univision Communications Inc, Term Loan
Term Loan B2			C4
4.50%, 10/18/2019(b)	68	68	4.00%, 03/01/2020(b)	147	147
					$318

Diversified Financial Services - 1.96%			Mining - 2.49%
Delos Finance Sarl, Term Loan B			FMG Resources August 2006 Pty Ltd, Term
3.50%, 02/26/2021(b)	270	271	Loan B
			4.25%, 06/30/2019(b)	366	343

Entertainment - 5.85%
CCM Merger Inc, Term Loan B			Oil & Gas - 1.44%
4.50%, 07/30/2021(b)	200	201	Drillships Financing Holding Inc, Term Loan
Eldorado Resorts Inc, Term Loan B			B1
4.25%, 07/15/2022(b)	203	203	6.00%, 03/31/2021(b)	112	49
Lions Gate Entertainment Corp, Term Loan			EP Energy LLC, Term Loan B3
B			3.50%, 05/24/2018(b)	135	109
5.00%, 03/11/2022(b)	270	268	Seadrill Operating LP, Term Loan B
WMG Acquisition Corp, Term Loan B			4.00%, 02/12/2021(b)	84	40
3.75%, 07/07/2020(b)	135	135			$198

		$807	Oil & Gas Services - 2.34%
Food- 5.39%			Navios Maritime Midstream Partners LP,
B&G Foods Inc, Term Loan B			Term Loan B
3.76%, 10/21/2022(b)	303	304	5.50%, 06/15/2020(b)	357	323
JBS USA LLC, Term Loan B
4.00%, 08/18/2022(b)	289	290
Pinnacle Foods Finance LLC, Term Loan I			Packaging & Containers - 1.41%
3.75%, 01/13/2023(b)	150	150	Berry Plastics Group Inc, Term Loan F
			4.00%, 09/16/2022(b)	193	194
		$744

Forest Products & Paper - 2.88%			Pharmaceuticals - 5.37%
Caraustar Industries Inc, Term Loan B
8.00%, 05/01/2019(b)	361	361	DPx Holdings BV, Term Loan B
			4.25%, 01/22/2021(b)	147	145
NewPage Corp, DIP Delay-Draw Term DD
11.00%, 07/26/2017(b)	10	10	Endo Luxembourg Finance I Co Sarl, Term
			Loan B
NewPage Corp, DIP Term Loan			3.75%, 06/24/2022(b)	135	133
11.00%, 07/26/2017(b)	40	21
			Grifols Worldwide Operations USA Inc, Term
NewPage Corp, Term Loan B			Loan B
0.00%, 02/05/2021(b),(f)	48	6
			3.45%, 03/05/2021(b)	172	172
		$398	Valeant Pharmaceuticals International Inc,
Healthcare - Products - 3.15%			Term Loan BD2
Kinetic Concepts Inc, Term Loan E1			4.50%, 02/13/2019(b)	198	195
4.50%, 05/04/2018(b)	209	209	Valeant Pharmaceuticals International Inc,
Mallinckrodt International Finance SA, Term			Term Loan BF1
Loan B			5.00%, 04/01/2022(b)	98	96
3.25%, 03/19/2021(b)	229	226			$741
		$435	REITS- 2.15%
Healthcare - Services - 5.86%			iStar Inc, Term Loan A2
Acadia Healthcare Co Inc, Term Loan B2			7.00%, 03/19/2017(b)	266	266
4.50%, 02/04/2023(b)	294	295	MGM Growth Properties Operating
MPH Acquisition Holdings LLC, Term Loan			Partnership LP, Term Loan B
B			4.00%, 04/07/2023(b)	30	30
3.75%, 03/19/2021(b)	115	116			$296
MultiPlan Inc, Term Loan B			Retail - 4.63%
0.00%, 05/25/2023(b),(g)	280	282
			Academy Ltd, Term Loan B
Radnet Management Inc, Term Loan B			5.00%, 06/16/2022(b)	106	103
4.29%, 10/10/2018(b)	116	116
			Dollar Tree Inc, Term Loan B2
		$809	4.18%, 07/06/2022(b)	205	205
Insurance - 0.60%			Michaels Stores Inc, Term Loan B2
Asurion LLC, Term Loan			4.00%, 01/20/2028(b)	133	133
8.50%, 02/19/2021(b)	85	83	PetSmart Inc, Term Loan B
			4.25%, 03/11/2022(b)	198	198
					$639

See accompanying notes.

		Schedule of Investments
	Dynamic High Yield Explorer Fund
		May 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)

Semiconductors - 2.68%
Avago Technologies Cayman Finance Ltd,
Term Loan B1
4.25%, 11/11/2022(b)	$265	$266
NXP BV, Term Loan B
3.75%, 11/05/2020(b)	104	104
		$370

Software - 0.75%
Evergreen Skills Lux Sarl, Term Loan
3.75%, 04/08/2021(b)	103	103

TOTAL SENIOR FLOATING RATE INTERESTS		$8,626
Total Investments		$13,747
Other Assets and Liabilities - 0.38%		$52
TOTAL NET ASSETS - 100.00%		$13,799

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,524 or 18.29% of net assets.
(b)	Variable Rate. Rate shown is in effect at May 31, 2016.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(e)	Security purchased on a when-issued basis.
(f)	Non-Income Producing Security
(g)	This Senior Floating Rate Note will settle after May 31, 2016, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.88%
Basic Materials	17.71%
Consumer, Cyclical	13.36%
Financial	12.81%
Energy	12.00%
Communications	9.34%
Industrial	7.01%
Technology	3.92%
Exchange Traded Funds	0.59%
Other Assets and Liabilities	0.38%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments EDGE MidCap Fund May 31, 2016 (unaudited)

COMMON STOCKS - 95.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 0.86%			Oil & Gas - 6.37%
Alaska Air Group Inc	29,092	$1,932	Cimarex Energy Co	53,444	$6,214
			Helmerich & Payne Inc	46,328	2,833
			HollyFrontier Corp	198,865	5,322
Automobile Parts & Equipment - 1.91%					$14,369
Autoliv Inc	35,111	4,305
			REITS - 9.69%
			Alexandria Real Estate Equities Inc	37,839	3,667
Banks - 3.29%			Digital Realty Trust Inc	65,649	6,266
Cullen/Frost Bankers Inc	111,074	7,431	Omega Healthcare Investors Inc	176,409	5,631
			Tanger Factory Outlet Centers Inc	179,490	6,322
Beverages - 0.90%					$21,886
Dr Pepper Snapple Group Inc	22,202	2,029
			Retail - 2.83%
			lululemon athletica Inc (a)	93,764	6,097
Chemicals - 5.35%			Tiffany & Co	4,856	301
Cabot Corp	43,276	1,978			$6,398
HB Fuller Co	143,554	6,555
Valspar Corp/The	32,595	3,531	Savings & Loans - 2.55%
		$12,064	Washington Federal Inc	230,605	5,763

Commercial Services - 2.36%
Aaron's Inc	211,858	5,318	Semiconductors - 3.58%
			Microchip Technology Inc	156,361	8,081

Consumer Products - 1.43%
Tumi Holdings Inc (a)	120,000	3,220	Software - 6.45%
			Black Knight Financial Services Inc (a)	91,247	3,194
			Fair Isaac Corp	71,507	7,967
Diversified Financial Services - 3.23%			Fidelity National Information Services Inc	20,178	1,499
FNF Group	208,867	7,300	j2 Global Inc	28,314	1,896
					$14,556

Electric - 5.82%			Toys, Games & Hobbies - 3.36%
Eversource Energy	118,686	6,556	Hasbro Inc	86,794	7,575
WEC Energy Group Inc	109,316	6,574
		$13,130
			Transportation - 5.52%
Electrical Components & Equipment - 2.04%			Expeditors International of Washington Inc	122,804	5,962
Energizer Holdings Inc	97,433	4,612	Kirby Corp (a)	92,749	6,499
					$12,461
Electronics - 3.78%			TOTAL COMMON STOCKS		$215,459
Arrow Electronics Inc (a)	132,167	8,540	INVESTMENT COMPANIES - 9.93%	Shares Held Value (000's)
			Publicly Traded Investment Fund - 9.93%
Environmental Control - 2.35%			Morgan Stanley Institutional Liquidity Funds -	22,406,003	22,406
Waste Connections US Inc	81,055	5,307	Government Portfolio

			TOTAL INVESTMENT COMPANIES		$22,406
Food - 3.24%			Total Investments		$237,865
B&G Foods Inc	169,919	7,305	Other Assets and Liabilities - (5.39)%		$(12,165)
			TOTAL NET ASSETS - 100.00%		$225,700
Hand & Machine Tools - 3.32%			(a) Non-Income Producing Security
Lincoln Electric Holdings Inc	92,703	5,579
Snap-on Inc	11,788	1,908
		$7,487
			Portfolio Summary (unaudited)
Healthcare - Products - 5.07%
Edwards Lifesciences Corp (a)	26,767	2,637	Sector		Percent
Teleflex Inc	37,589	6,055	Financial		22.44%
Varian Medical Systems Inc (a)	33,550	2,777	Industrial		17.02%
			Consumer, Non-cyclical		15.33%
		$11,469	Consumer, Cyclical		13.11%
Healthcare - Services - 2.33%			Technology		10.03%
Universal Health Services Inc	39,061	5,268	Exchange Traded Funds		9.93%
			Energy		6.37%
			Utilities		5.82%
Housewares - 1.20%			Basic Materials		5.34%
Tupperware Brands Corp	47,800	2,705	Other Assets and Liabilities		(5.39)%
			TOTAL NET ASSETS		100.00%
Insurance - 3.68%
AmTrust Financial Services Inc	44,342	1,176
Markel Corp (a)	7,455	7,104
		$8,280

Office Furnishings - 2.95%
HNI Corp	144,726	6,668

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 40.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.04%			Automobile Parts & Equipment (continued)
DKSH Holding AG	513	$33	Rheinmetall AG	17,594	$1,209
Gendai Agency Inc	9,800	41	Sumitomo Electric Industries Ltd	27,900	392
Interpublic Group of Cos Inc/The (a)	35,825	856	Tokai Rika Co Ltd	25,700	452
Relia Inc	16,900	170	Toyo Tire & Rubber Co Ltd	94,060	1,136
		$1,100	Toyoda Gosei Co Ltd	32,300	629
			Toyota Industries Corp	4,665	200
Aerospace & Defense - 0.41%			TS Tech Co Ltd	7,800	199
AAR Corp (a)	21,210	518
					$14,696
Cobham PLC	442,275	1,044
General Dynamics Corp (a)	14,850	2,107	Banks - 2.07%
Harris Corp (a)	7,610	599	ABN AMRO Group NV (c)	5,147	105
IHI Corp	167,000	426	Alpha Bank AE (b)	98,146	262
Jamco Corp	6,000	119	Banca Monte dei Paschi di Siena SpA (b)	26,719	19
Leonardo-Finmeccanica SpA (b)	83,839	993	Banca Popolare dell'Emilia Romagna SC	7,173	36
Lockheed Martin Corp	7,047	1,665	Banco Popolare SC	7,133	35
MTU Aero Engines AG	813	77	Banco Santander SA	43,065	205
Raytheon Co (a)	5,500	713	Bank of America Corp	494,415	7,312
Rockwell Collins Inc (a)	6,488	574	Bank of Ireland (b)	2,126,935	649
Saab AB	564	19	Bank of Kyoto Ltd/The	35,000	229
TransDigm Group Inc (b)	3,674	968	Bank of New York Mellon Corp/The (a)	67,720	2,848
Triumph Group Inc (a)	10,920	412	Bank of the Ozarks Inc (a)	12,030	468
Ultra Electronics Holdings PLC	24,989	626	Bankinter SA	14,680	112
United Technologies Corp	13,233	1,331	BBCN Bancorp Inc (a)	59,980	975
		$12,191	BNP Paribas SA	21,184	1,174
			Citigroup Inc	85,985	4,004
Agriculture - 0.24%			Commerzbank AG	40,263	345
Altria Group Inc (a)	38,500	2,450	Cullen/Frost Bankers Inc	4,495	301
Philip Morris International Inc (a)	44,370	4,378	Danske Bank A/S	7,931	229
Swedish Match AB	11,941	408	DNB ASA	10,119	129
		$7,236	East West Bancorp Inc (a)	27,800	1,073
			EFG International AG (b)	98,822	561
Airlines - 0.14%
Aegean Airlines SA	22,626	196	Eighteenth Bank Ltd/The	24,000	60
American Airlines Group Inc (a)	47,496	1,516	Eurobank Ergasias SA (b)	216,976	234
			Fifth Third Bancorp (a)	153,450	2,896
Deutsche Lufthansa AG	6,373	89
SkyWest Inc (a)	44,233	1,044	First Citizens BancShares Inc/NC	2,116	548
Spirit Airlines Inc (b)	17,767	772	First Midwest Bancorp Inc/IL (a)	46,011	860
United Continental Holdings Inc (b)	9,349	422	First Republic Bank/CA	16,625	1,204
Virgin America Inc (b)	4,781	268	FirstMerit Corp (a)	86,544	1,963
			Goldman Sachs Group Inc/The (a)	16,654	2,656
		$4,307	Huntington Bancshares Inc/OH (a)	165,431	1,729
Apparel - 0.16%			ING Groep NV	48,974	606
Adidas AG	403	52	Jyske Bank A/S	3,430	138
NIKE Inc	65,196	3,600	KBC Groep NV (b)	2,364	140
Ralph Lauren Corp (a)	9,448	891	M&T Bank Corp	29,665	3,545
Sanyo Shokai Ltd	86,000	190	Mediobanca SpA	64,382	500
		$4,733	Mitsubishi UFJ Financial Group Inc	496,958	2,455
			Mizuho Financial Group Inc	717,900	1,123
Automobile Manufacturers - 0.25%			Morgan Stanley	2,447	67
Fiat Chrysler Automobiles NV	52,736	377	OFG Bancorp (a)	44,909	410
Ford Motor Co (a)	39,980	539
General Motors Co (a)	42,180	1,319	Oita Bank Ltd/The	35,000	103
			PNC Financial Services Group Inc/The (a)	63,785	5,724
Hino Motors Ltd	48,700	495	Prosperity Bancshares Inc (a)	7,440	401
Honda Motor Co Ltd	56,800	1,594	Regions Financial Corp (a)	47,480	467
Isuzu Motors Ltd	46,610	557	Shinsei Bank Ltd	212,000	338
Mitsubishi Motors Corp	105,000	545	State Street Corp (a)	17,290	1,090
PACCAR Inc	29,561	1,648	Sumitomo Mitsui Financial Group Inc	44,800	1,447
Suzuki Motor Corp	19,100	487	SunTrust Banks Inc (a)	17,540	769
		$7,561	Synovus Financial Corp (a)	23,630	760
Automobile Parts & Equipment - 0.49%			Talmer Bancorp Inc	27,116	541
Aisan Industry Co Ltd	28,600	231	TCF Financial Corp (a)	39,990	575
Allison Transmission Holdings Inc	57,602	1,618	Texas Capital Bancshares Inc (a),(b)	18,760	961
BorgWarner Inc (a)	8,630	294	Tochigi Bank Ltd/The	36,000	135
Daikyonishikawa Corp	40,380	580	Tokyo TY Financial Group Inc	12,223	304
Delphi Automotive PLC	28,521	1,938	UBS Group AG	79,813	1,233
Exedy Corp	21,400	492	US Bancorp (a)	8,610	369
Georg Fischer AG	143	114	Wells Fargo & Co (a)	71,401	3,621
Hella KGaA Hueck & Co	4,087	155	Wilshire Bancorp Inc (a)	72,485	829
Johnson Controls Inc (a)	10,330	456	Yamanashi Chuo Bank Ltd/The	29,000	103
Keihin Corp	40,000	652			$61,975
Mobileye NV (b)	46,489	1,765
Motorcar Parts of America Inc (a),(b)	17,260	517	Beverages - 0.93%
			C&C Group PLC	104,915	483
NGK Spark Plug Co Ltd	32,780	629	Carlsberg A/S	227	22
Nissin Kogyo Co Ltd	35,700	487	Coca-Cola Co/The (a)	156,391	6,975
NOK Corp	31,000	551

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Beverages (continued)			Chemicals (continued)
Coca-Cola European Partners PLC (a)	19,110	$742	RPM International Inc (a)	39,820	$1,999
Davide Campari-Milano SpA	846	8	Sherwin-Williams Co/The (a)	9,318	2,712
Dr Pepper Snapple Group Inc (a)	9,042	826	Shin-Etsu Chemical Co Ltd	10,825	628
Heineken NV	96,335	8,950	Sumitomo Bakelite Co Ltd	86,720	417
Molson Coors Brewing Co	12,008	1,191	Symrise AG	609	38
Monster Beverage Corp (b)	26,962	4,044	Syngenta AG	26,754	10,520
PepsiCo Inc (a)	42,200	4,269	Teijin Ltd	44,000	154
Sapporo Holdings Ltd	56,451	305	Tokyo Ohka Kogyo Co Ltd	6,500	168
		$27,815	Umicore SA	1,590	80
			Valspar Corp/The	12,531	1,357
Biotechnology - 0.68%			Yara International ASA	122	4
Alder Biopharmaceuticals Inc (b)	11,536	347
Amgen Inc (a)	8,460	1,336			$74,654
Biogen Inc (a),(b),(d)	9,627	2,790	Commercial Services - 0.96%
Celator Pharmaceuticals Inc (b)	10,040	302	Adecco Group AG	4,169	253
Coherus Biosciences Inc (b)	24,012	448	Advisory Board Co/The (b)	2,190	72
Five Prime Therapeutics Inc (b)	4,202	192	American Public Education Inc (a),(b)	5,933	168
Medivation Inc (b)	194,299	11,747	Apollo Education Group Inc (b)	44,052	405
Regeneron Pharmaceuticals Inc (b)	4,936	1,969	Aramark	14,181	472
Senseonics Holdings Inc (b)	107,369	410	Atlantia SpA	3,873	105
Vertex Pharmaceuticals Inc (a),(b)	7,900	736	Automatic Data Processing Inc	19,309	1,696
		$20,277	Benesse Holdings Inc	11,300	249
			CDI Corp (a)	9,595	61
Building Materials - 0.66%			Cintas Corp	7,913	750
BRAAS Monier Building Group SA	48,352	1,352	CoStar Group Inc (b)	17,302	3,574
Builders FirstSource Inc (b)	34,931	411
			Ellaktor SA (b)	54,585	91
Bunka Shutter Co Ltd	14,700	118	Equifax Inc (a)	9,620	1,210
Cie de Saint-Gobain	36,018	1,609	ExamWorks Group Inc (b)	2,561	89
CRH PLC	59,999	1,825	FreakOut Inc (b)	900	43
Fortune Brands Home & Security Inc	40,462	2,374	Gartner Inc (a),(b)	10,250	1,042
HeidelbergCement AG (a)	1,332	114
Italcementi SpA (b)	95,932	1,119	Global Payments Inc	14,596	1,134
			H&R Block Inc (a)	75,420	1,611
LafargeHolcim Ltd (b)	26,756	1,204
			HealthEquity Inc (a),(b)	38,600	996
Lennox International Inc	19,624	2,695	Hertz Global Holdings Inc (b)	260,925	2,528
Louisiana-Pacific Corp (b)	90,953	1,663
			ISS A/S	5,917	239
Norbord Inc	145,227	3,129	LifeLock Inc (b)	24,650	322
Sanwa Holdings Corp	38,700	336	Macquarie Infrastructure Corp	3,421	245
Sika AG	91	394	MarketAxess Holdings Inc	5,103	714
Taiheiyo Cement Corp	99,000	259	Moody's Corp	5,278	521
Wienerberger AG	65,217	1,172	Nielsen Holdings PLC (a)	24,310	1,298
		$19,774	Outsourcing Inc	9,300	383
Chemicals - 2.49%			Prosegur Cia de Seguridad SA	4,488	27
Air Products & Chemicals Inc	97,277	13,876	QinetiQ Group PLC	153,779	547
Akzo Nobel NV (a)	76,301	5,174	Randstad Holding NV	3,780	204
Ashland Inc (a)	29,213	3,312	Recruit Holdings Co Ltd	18,650	631
Axiall Corp	7,165	167	S&P Global Inc (d)	11,103	1,242
Brenntag AG (a)	4,515	242	Securitas AB	6,634	105
CF Industries Holdings Inc (a)	141,344	3,909	Service Corp International/US (a)	86,610	2,373
Clariant AG (b)	4,355	78	Sohgo Security Services Co Ltd	4,880	239
Covestro AG (c)	2,523	107	TechnoPro Holdings Inc	28,778	869
Denka Co Ltd	30,000	131	Temp Holdings Co Ltd	14,800	234
Eastman Chemical Co (a)	8,920	654	Total System Services Inc (a)	30,230	1,623
Ecolab Inc (a)	3,310	388	USG People NV (b)	22,323	434
EI du Pont de Nemours & Co (a)	24,977	1,634	Wirecard AG	65	3
Evonik Industries AG	3,077	91			$28,802
FMC Corp (a)	14,440	686
			Computers - 1.64%
Fujimi Inc	10,200	164	Accenture PLC - Class A	16,859	2,006
Givaudan SA	73	140	Apple Inc (a)	5,583	558
Hitachi Chemical Co Ltd	24,300	451	Bell System24 Holdings Inc	20,900	171
Ingevity Corp (a),(b)	2,230	65
International Flavors & Fragrances Inc (a)	12,380	1,597	Brocade Communications Systems Inc	39,122	355
			Cadence Design Systems Inc (b)	42,586	1,053
JSR Corp	66,700	974	CSRA Inc (a)	50,768	1,258
Koninklijke DSM NV	444	26	EMC Corp/MA (a)	933,794	26,099
LANXESS AG	2,792	133	Ferrotec Corp	26,300	351
Lonza Group AG (b)	4,936	853
LyondellBasell Industries NV (a)	18,260	1,486	Fujitsu Ltd	590,695	2,369
			Hewlett Packard Enterprise Co (a)	62,610	1,156
Mitsui Chemicals Inc	90,640	338	IHS Inc (b)	4,368	537
Monsanto Co (a)	121,389	13,652
			International Business Machines Corp (a)	24,773	3,809
Nippon Shokubai Co Ltd	4,560	271	Itochu Techno-Solutions Corp	23,300	514
Nitto Denko Corp	7,900	518	Japan Digital Laboratory Co Ltd	15,500	195
Platform Specialty Products Corp (b)	175,778	1,668
PPG Industries Inc (a)	5,140	553	Lexmark International Inc	10,883	412
			Lumentum Holdings Inc (a),(b)	29,084	737
Praxair Inc (a),(d)	29,484	3,239
			Manhattan Associates Inc (a),(b)	8,239	543

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Melco Holdings Inc	15,500	$320	Calpine Corp (b)	35,778	$529
NET One Systems Co Ltd	70,300	400	DTE Energy Co (a)	17,590	1,595
NetApp Inc (a)	38,390	980	Duke Energy Corp (a)	18,980	1,485
Obic Co Ltd	8,937	483	E.ON SE	5,900	58
Otsuka Corp	10,470	494	Edison International (a)	23,523	1,685
Pure Storage Inc (b)	1,056	12	Empire District Electric Co/The	17,823	597
Qualys Inc (a),(b)	12,690	396	Endesa SA (a)	29,600	609
SCSK Corp	27,773	1,043	Enel SpA	75,382	342
Virtusa Corp (a),(b)	10,650	375	Entergy Corp (a)	20,284	1,540
Western Digital Corp (a)	35,263	1,641	FirstEnergy Corp (a)	61,040	2,003
Wincor Nixdorf AG (b)	2,988	159	Hawaiian Electric Industries Inc (a)	38,308	1,258
Wincor Nixdorf AG (b)	10,125	576	Hera SpA	21,833	63
		$49,002	Iberdrola SA (a)	18,364	125
			ITC Holdings Corp	31,925	1,421
Consumer Products - 0.38%			PG&E Corp (a)	8,810	529
Avery Dennison Corp (a)	32,760	2,437
Church & Dwight Co Inc (a)	27,847	2,742	Red Electrica Corp SA	1,245	111
			RWE AG (b)	4,126	54
Clorox Co/The (a)	21,140	2,717
			Southern Co/The (a)	52,340	2,588
Kimberly-Clark Corp (a)	18,950	2,407
			TECO Energy Inc	34,732	956
Reckitt Benckiser Group PLC	3,230	322	Terna Rete Elettrica Nazionale SpA	18,735	104
Samsonite International SA	156,310	468	Westar Energy Inc	10,669	601
Tumi Holdings Inc (b)	11,677	313
					$21,952
		$11,406
			Electrical Components & Equipment - 0.40%
Cosmetics & Personal Care - 0.37%			AMETEK Inc (a)	20,030	958
Colgate-Palmolive Co (a)	85,255	6,003
			Emerson Electric Co	65,968	3,432
Coty Inc	15,611	411	Funai Electric Co Ltd	42,700	346
Estee Lauder Cos Inc/The	7,137	655	Gamesa Corp Tecnologica SA	15,984	318
Kose Corp	3,581	319	Generac Holdings Inc (b)	62,050	2,352
Lion Corp	21,836	318	Legrand SA	14,849	816
Pola Orbis Holdings Inc	1,661	143	Nissin Electric Co Ltd	15,083	181
Procter & Gamble Co/The (a)	34,079	2,762
			OSRAM Licht AG	10,445	556
Svenska Cellulosa AB SCA	11,249	360	Prysmian SpA	8,285	203
		$10,971	Schneider Electric SE	15,709	1,016
Distribution & Wholesale - 0.10%			SunPower Corp (b)	53,036	930
Fastenal Co	39,147	1,802	Ushio Inc	34,600	417
Ingram Micro Inc	10,205	353	W-Scope Corp	3,100	182
Trusco Nakayama Corp	11,700	537	Zumtobel Group AG	17,997	259
Yondoshi Holdings Inc	14,700	334			$11,966
		$3,026	Electronics - 0.56%
Diversified Financial Services - 0.62%			Allegion PLC (a)	36,302	2,455
Alliance Data Systems Corp (a),(b)	5,862	1,303	Arrow Electronics Inc (b)	8,767	566
American Express Co	35,612	2,342	FEI Co	965	104
Ameriprise Financial Inc (a)	13,250	1,347	Gentex Corp (a)	141,455	2,345
Blackhawk Network Holdings Inc (b)	15,564	536	Hitachi High-Technologies Corp	16,910	489
BlackRock Inc	5,050	1,837	Honeywell International Inc	20,537	2,338
CME Group Inc/IL (a)	8,980	879	Horiba Ltd	3,900	166
Element Comm Aviation (b),(e),(f)	280	2,716	Hosiden Corp	65,200	447
GAM Holding AG (b)	16,702	210	Japan Aviation Electronics Industry Ltd	17,065	227
Hellenic Exchanges - Athens Stock Exchange	121,002	703	Kuroda Electric Co Ltd	24,600	417
SA			Kyocera Corp	4,750	236
Ichigo Inc	29,500	123	Methode Electronics Inc (a)	19,493	575
Intercontinental Exchange Inc (a)	2,190	594	Mitsumi Electric Co Ltd (b)	20,400	95
Julius Baer Group Ltd (b)	20,415	910	Nichicon Corp	63,900	446
Kenedix Inc	62,300	244	Nippon Ceramic Co Ltd	16,100	298
Legg Mason Inc (a)	9,901	342	Rofin-Sinar Technologies Inc (b)	15,331	490
LendingClub Corp (b)	75,243	358	SCREEN Holdings Co Ltd	75,700	741
MasterCard Inc (a)	6,410	615	Tokyo Seimitsu Co Ltd	27,200	627
Mitsubishi UFJ Lease & Finance Co Ltd	53,700	229	Trimble Navigation Ltd (a),(b)	21,330	546
OneMain Holdings Inc (b)	6,903	216	Tyco International Plc	39,272	1,674
Partners Group Holding AG	502	212	Waters Corp (a),(b)	11,250	1,547
Santander Consumer USA Holdings Inc (b)	19,004	244			$16,829
SEI Investments Co (a),(d)	22,226	1,144
Virtus Investment Partners Inc (a)	4,350	354	Energy - Alternate Sources - 0.04%
			First Solar Inc (b)	13,702	680
Visa Inc (a)	7,190	567
			Green Plains Inc (a)	18,120	337
Zenkoku Hosho Co Ltd	20,180	660	Pattern Energy Group Inc	10,526	229
		$18,685	Vestas Wind Systems A/S	1,132	81
Electric - 0.73%					$1,327
A2A SpA	237,893	339	Engineering & Construction - 0.28%
Ameren Corp (a)	25,160	1,247
			Abengoa SA (b)	619,227	131
American Electric Power Co Inc (a)	14,220	920
			Acciona SA	860	65
Avangrid Inc	28,392	1,193

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Food (continued)
ACS Actividades de Construccion y Servicios	9,075	$299	Safeway, Inc. - CVR - Property Development	11,050	$—
SA (a)			Centers (b),(e),(f)
Balfour Beatty PLC (b)	215,501	774	Seven & i Holdings Co Ltd	11,290	480
Bilfinger SE (b)	1,678	71	Sonae SGPS SA	24,769	25
Boskalis Westminster	5,153	187	Suedzucker AG	21,615	424
Ferrovial SA (a)	6,124	130	Sysco Corp (a)	12,750	613
Ferrovial SA - Rights (a),(b)	6,124	2	United Super Markets Holdings Inc	15,900	157
Flughafen Zuerich AG	2,444	429	Whole Foods Market Inc (a)	36,097	1,167
Fluor Corp (a)	12,090	638	Yamazaki Baking Co Ltd	5,972	146
Fomento de Construcciones y Contratas SA (b)	19,105	161			$35,913
HOCHTIEF AG	2,513	318
KBR Inc (a)	41,850	609	Forest Products & Paper - 0.04%
Kyudenko Corp	41,327	1,219	BillerudKorsnas AB	1,699	26
NCC AB	1,091	40	Smurfit Kappa Group PLC	34,521	942
Nippon Densetsu Kogyo Co Ltd	11,100	189	UPM-Kymmene OYJ	11,532	222
Obayashi Corp	21,624	226			$1,190
Obrascon Huarte Lain SA	11,458	67	Gas - 0.30%
Skanska AB	17,123	376	AGL Resources Inc (a)	23,035	1,516
Tecnicas Reunidas SA	1,215	38	CenterPoint Energy Inc (a)	74,810	1,685
Tokyu Construction Co Ltd	26,200	229	Enagas SA (a)	14,056	421
Toshiba Plant Systems & Services Corp	23,500	334	Piedmont Natural Gas Co Inc	16,220	974
Toyo Engineering Corp	167,000	534	Questar Corp	47,996	1,210
Vinci SA	17,046	1,284	Snam SpA (a)	36,580	210
		$8,350	UGI Corp (a)	67,872	2,913
Entertainment - 0.07%					$8,929
Avex Group Holdings Inc	19,100	237	Hand & Machine Tools - 0.14%
Carmike Cinemas Inc (b)	13,558	405	Disco Corp	2,200	208
DreamWorks Animation SKG Inc (b)	14,897	600	DMG Mori Co Ltd	24,800	303
OPAP SA	90,859	738	KUKA AG	3,962	467
Pinnacle Entertainment Inc (b)	100	1	Snap-on Inc (a)	6,870	1,112
		$1,981	Stanley Black & Decker Inc (a)	19,918	2,254
Environmental Control - 0.46%					$4,344
Clean Harbors Inc (b)	70,268	3,618	Healthcare - Products - 1.25%
Daiseki Co Ltd	5,400	103	Abbott Laboratories (a)	20,170	799
METAWATER Co Ltd	4,500	119	Alere Inc (b)	41,560	1,785
Progressive Waste Solutions Ltd	56,373	1,782	Align Technology Inc (b)	18,556	1,463
Republic Services Inc (a)	81,018	3,912	Asahi Intecc Co Ltd	16,081	808
Waste Connections US Inc	14,547	952	Baxter International Inc (a)	35,898	1,549
Waste Management Inc (a)	51,640	3,147	Becton Dickinson and Co (a)	24,652	4,104
		$13,633	Boston Scientific Corp (b)	21,728	493
			CR Bard Inc (a)	13,246	2,901
Food - 1.20%			Danaher Corp (a)	34,687	3,412
Ajinomoto Co Inc	6,031	144	Edwards Lifesciences Corp (b)	8,483	836
Ariake Japan Co Ltd	4,886	288
Aryzta AG (b)	1,523	61	Getinge AB	3,482	74
			Hologic Inc (a),(b)	155,907	5,365
Belc Co Ltd	6,136	239	Intuitive Surgical Inc (a),(b)	6,154	3,906
Campbell Soup Co (a)	18,239	1,105
			Medtronic PLC (a)	42,869	3,450
ConAgra Foods Inc	15,969	730
Delhaize Group	19,029	1,994	Olympus Corp	10,080	424
			ResMed Inc (a)	8,660	512
Ebro Foods SA	9,756	229
Ezaki Glico Co Ltd	6,620	355	Shimadzu Corp	6,608	100
General Mills Inc (a)	45,490	2,856	Sonova Holding AG	346	46
Greencore Group PLC	69,832	348	St Jude Medical Inc	15,475	1,213
Hershey Co/The (a)	46,526	4,320	Straumann Holding AG	476	182
			Stryker Corp (a)	13,150	1,462
Ingredion Inc (a)	4,990	586
Itoham Yonekyu Holdings Inc (b),(e)	45,800	406	Sysmex Corp	4,401	319
Jeronimo Martins SGPS SA	1,174	19	Terumo Corp	7,476	312
			Thermo Fisher Scientific Inc (a)	7,000	1,062
Kellogg Co (a)	39,579	2,943
			Varian Medical Systems Inc (a),(b)	10,361	858
Kesko OYJ	10,505	421
Kikkoman Corp	6,337	226			$37,435
Koninklijke Ahold NV	6,212	138	Healthcare - Services - 0.58%
Kraft Heinz Co/The	134,770	11,211	Acadia Healthcare Co Inc (b)	14,987	882
MEIJI Holdings Co Ltd	5,888	527	Ain Holdings Inc	8,350	534
METRO AG	3,671	121	Anthem Inc (a)	9,739	1,287
Mondelez International Inc	26,857	1,195	BioMerieux	1,500	196
Morinaga & Co Ltd/Japan	26,323	134	Cigna Corp (a)	21,785	2,791
Nippon Flour Mills Co Ltd	17,472	134	CMIC Holdings Co Ltd	15,100	230
Nisshin Seifun Group Inc	8,086	137	Community Health Systems Inc (a),(b)	27,250	366
Nomad Foods Ltd (b)	75,817	737	DaVita HealthCare Partners Inc (a),(b)	17,980	1,390
Orkla ASA	31,201	282	EPS Holdings Inc	13,600	176
Post Holdings Inc (b)	13,350	1,015	HCA Holdings Inc (a),(b)	6,220	485
Safeway, Inc. - CVR - Casa Ley (b),(e),(f)	11,050	—	Humana Inc (a)	12,158	2,097

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Insurance (continued)
Laboratory Corp of America Holdings (b)	19,479	$2,493	Torchmark Corp (a)	30,815	$1,899
MEDNAX Inc (a),(b)	17,830	1,221	Travelers Cos Inc/The (a)	30,420	3,472
Quorum Health Corp (a),(b)	6,662	88	Unipol Gruppo Finanziario SpA	72,172	267
RHOEN-KLINIKUM AG	6,641	204	UnipolSai SpA	6,643	13
UnitedHealth Group Inc	21,529	2,878	White Mountains Insurance Group Ltd	1,563	1,259
		$17,318	Willis Towers Watson PLC (a)	7,216	924
			Zurich Insurance Group AG (b)	508	123
Home Builders - 0.41%					$69,632
Cairn Homes PLC (b)	1,507,277	1,817
CalAtlantic Group Inc (a)	29,450	1,089	Internet - 1.71%
Iida Group Holdings Co Ltd	24,137	501	Alibaba Group Holding Ltd ADR(b)	30,890	2,533
NVR Inc (a),(b)	3,740	6,482	Alphabet Inc - A Shares (b)	1,087	814
PulteGroup Inc (d)	86,454	1,622	Alphabet Inc - C Shares (a),(b)	7,668	5,641
Toll Brothers Inc (a),(b)	25,630	747	Amazon.com Inc (a),(b)	10,091	7,294
		$12,258	Blucora Inc (a),(b)	45,350	407
			Corindus Vascular Robotics Inc (b)	418,756	469
Home Furnishings - 0.23%			CyberAgent Inc	5,300	252
Alpine Electronics Inc	59,200	671	Digital Garage Inc	24,450	547
Electrolux AB	40,433	1,086	Dip Corp	15,093	409
Harman International Industries Inc	9,998	782	eBay Inc (a),(b)	69,260	1,694
Hoshizaki Electric Co Ltd	2,100	200	en-japan Inc	22,100	396
Leggett & Platt Inc (a)	55,580	2,794
			Expedia Inc	20,433	2,273
Panasonic Corp	45,200	418	Facebook Inc (b)	44,720	5,313
Pioneer Corp (b)	198,600	431
			GoDaddy Inc (b)	26,845	873
TiVo Inc (b)	46,828	466
			Gree Inc	87,100	501
		$6,848	Itokuro Inc (b)	4,500	136
Housewares - 0.03%			Klarna Holding AB (b),(e),(f),(g)	808	93
Tupperware Brands Corp (a)	15,280	865	Liquidity Services Inc (a),(b)	42,360	284
			Marketo Inc (b)	3,140	111
			Mixi Inc	5,395	207
Insurance - 2.33%			Netflix Inc (a),(b)	5,870	602
Ageas	5,055	204	Priceline Group Inc/The (b)	2,301	2,909
Alleghany Corp (b),(d)	1,915	1,043
			Proto Corp	6,600	79
American Equity Investment Life Holding Co	104,002	1,686	Quotient Technology Inc (b)	74,057	827
(a)
			Rakuten Inc	31,200	332
American Financial Group Inc/OH (a)	27,794	2,037	Rocket Internet SE (b),(c)	404	9
American International Group Inc (d)	64,545	3,736
			SMS Co Ltd	8,400	178
Aon PLC (a)	20,552	2,246	Splunk Inc (b)	10,068	578
Arthur J Gallagher & Co (a)	101,595	4,910	Stamps.com Inc (a),(b)	13,370	1,217
Aspen Insurance Holdings Ltd (a)	21,170	1,013
			Start Today Co Ltd	7,619	346
Assured Guaranty Ltd	17,804	479	Symantec Corp (a)	105,640	1,834
Baloise Holding AG	2,177	269	Tencent Holdings Ltd	11,000	245
Berkshire Hathaway Inc - Class B (b)	12,501	1,757	Textura Corp (b)	8,699	226
Brown & Brown Inc (a)	49,747	1,794	TripAdvisor Inc (b)	6,144	416
Chubb Ltd (a)	62,121	7,865
			United Internet AG	5,365	253
Cincinnati Financial Corp (a)	23,660	1,635	VeriSign Inc (a),(b)	16,280	1,391
Dai-ichi Life Insurance Co Ltd/The	61,100	796	Wayfair Inc (b)	24,052	991
Delta Lloyd NV	17,341	87	Yahoo! Inc (b)	190,147	7,214
Everest Re Group Ltd (a)	19,020	3,407	Zillow Group Inc - A Shares (b)	8,934	261
Fairfax Financial Holdings Ltd	3,805	1,955	Zillow Group Inc - C Shares (b)	40,457	1,160
Genworth Financial Inc (a),(b)	259,380	960
					$51,315
Gjensidige Forsikring ASA	3,908	67
Hannover Rueck SE	2,597	293	Investment Companies - 0.01%
Hartford Financial Services Group Inc/The (a)	14,822	669	American Capital Ltd (b)	13,992	225
HCI Group Inc (a)	5,835	185
Helvetia Holding AG	93	50
Markel Corp (b)	4,297	4,095	Iron & Steel - 0.10%
Marsh & McLennan Cos Inc (a)	86,864	5,739	Aichi Steel Corp	26,000	119
			Chubu Steel Plate Co Ltd	18,700	84
MetLife Inc	34,720	1,581	Japan Steel Works Ltd/The	152,000	644
Muenchener Rueckversicherungs-Gesellschaft	474	89	Kobe Steel Ltd	59,000	53
AG in Muenchen			Kyoei Steel Ltd	28,500	430
Navigators Group Inc/The (a)	3,135	285
			Outokumpu OYJ (b)	23,398	98
NN Group NV	10,335	345	Salzgitter AG	5,848	187
Poste Italiane SpA (b),(c)	18,848	144
			SSAB AB (b)	2,133	5
Progressive Corp/The (a)	34,401	1,146
			SSAB AB - Rights (b),(e),(f)	2,133	2
Reinsurance Group of America Inc	19,599	1,943	Tokyo Steel Manufacturing Co Ltd	94,700	566
RenaissanceRe Holdings Ltd (a)	22,585	2,609
			Yamato Kogyo Co Ltd	20,900	494
Saga PLC	288,799	897	Yodogawa Steel Works Ltd	10,000	242
Sony Financial Holdings Inc	34,185	414			$2,924
Swiss Life Holding AG (b)	3,823	991
Swiss Re AG	1,955	176	Leisure Products & Services - 0.10%
T&D Holdings Inc	145,428	1,437	Amer Sports Oyj	3,379	101
Talanx AG	4,226	142	Harley-Davidson Inc	29,003	1,345
Tokio Marine Holdings Inc	14,525	499	HIS Co Ltd	7,400	201

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Leisure Products & Services (continued)			Miscellaneous Manufacturers - 0.70%
Shimano Inc	2,094	$324	3M Co (a)	24,815	$4,177
TUI AG	58,536	889	Aalberts Industries NV	6	—
Yamaha Corp	4,606	138	Carlisle Cos Inc (a)	17,920	1,861
		$2,998	Eaton Corp PLC (a)	14,640	902
			FUJIFILM Holdings Corp	10,200	411
Lodging - 0.35%			General Electric Co (a)	142,389	4,305
Diamond Resorts International Inc (b)	27,449	629
			Harsco Corp (a)	87,110	573
Interval Leisure Group Inc	16	—	Illinois Tool Works Inc (a)	48,093	5,099
Las Vegas Sands Corp	8,337	386	Ingersoll-Rand PLC (a)	22,790	1,523
Starwood Hotels & Resorts Worldwide Inc (a)	109,501	8,040
Wyndham Worldwide Corp (a),(d)	22,815	1,538	Nikon Corp	54,900	768
			Sumitomo Riko Co Ltd	35,800	294
		$10,593	Tenma Corp	11,500	180
Machinery - Construction & Mining - 0.08%			Trelleborg AB	2,466	46
Caterpillar Inc (a)	28,230	2,047	Trinity Industries Inc (a)	53,726	970
Mitsubishi Electric Corp	36,158	433			$21,109
		$2,480	Office & Business Equipment - 0.04%
Machinery - Diversified - 0.41%			Canon Inc	37,100	1,071
Daifuku Co Ltd	15,000	258
Denyo Co Ltd	3,300	36	Oil & Gas - 0.98%
GEA Group AG	580	27	Anadarko Petroleum Corp (a)	45,613	2,365
Hisaka Works Ltd	21,000	165	Chevron Corp (a)	17,520	1,769
Husqvarna AB	71,994	571	Cobalt International Energy Inc (b)	110,979	248
IDEX Corp (a)	34,496	2,875	Devon Energy Corp (a)	15,230	550
KION Group AG	4,630	256	Eni SpA	2,231	34
Krones AG	22	3	Ensco PLC (a)	92,280	913
MAN SE	2,832	300	EOG Resources Inc	13,786	1,122
Metso OYJ	1,468	34	Exxon Mobil Corp (a)	65,420	5,824
Middleby Corp/The (b)	31,542	3,917
			Galp Energia SGPS SA	11,034	144
Miura Co Ltd	12,286	258	Hess Corp	21,821	1,308
OC Oerlikon Corp AG (b)	26,124	233	HollyFrontier Corp (a)	59,780	1,600
Rockwell Automation Inc	13,016	1,510	Imperial Oil Ltd	62,920	2,003
Sumitomo Heavy Industries Ltd	129,000	622	Inpex Corp	112,100	914
Toshiba Machine Co Ltd	122,000	403	Japan Petroleum Exploration Co Ltd	19,900	441
Xylem Inc/NY (a)	13,700	612	Karoon Gas Australia Ltd (b)	193,162	200
Zuiko Corp	4,130	178	Marathon Oil Corp (a)	57,438	750
		$12,258	Marathon Petroleum Corp (a)	13,459	469
Media - 1.05%			Memorial Resource Development Corp (b)	23,183	366
Cablevision Systems Corp (a)	42,359	1,469	Newfield Exploration Co (b)	33,199	1,353
CBS Corp (a)	25,590	1,413	OGX Petroleo e Gas SA ADR(b)	26,974	11
Charter Communications Inc (b)	5,727	1,254	Pioneer Natural Resources Co	32,346	5,186
Comcast Corp - Class A (a)	141,407	8,951	QEP Resources Inc (a)	20,890	389
DISH Network Corp (b)	119,308	5,954	Repsol SA (a)	11,450	147
FactSet Research Systems Inc (a)	22,463	3,573	Rowan Cos Plc (a)	49,660	841
Markit Ltd (b)	24,389	838	Statoil ASA	1,441	23
Media General Inc (b)	44,429	793	Suncor Energy Inc	18,885	522
Mediaset Espana Comunicacion SA	843	11			$29,492
Mediaset SpA	72,878	325	Oil & Gas Services - 0.32%
Nippon Television Holdings Inc	48,750	855	Baker Hughes Inc	51,790	2,402
NOS SGPS SA	21,793	162	FMC Technologies Inc (a),(b)	81,940	2,231
ProSiebenSat.1 Media SE	1,131	57	Fugro NV (b)	5,797	103
TEGNA Inc (a)	51,560	1,184
			Halliburton Co	46,073	1,944
TV Asahi Holdings Corp	12,300	201	National Oilwell Varco Inc (a)	17,660	582
Twenty-First Century Fox Inc - A Shares (a)	24,500	708	Schlumberger Ltd (a)	26,570	2,027
Walt Disney Co/The (a)	20,030	1,987	Subsea 7 SA (b)	28,114	248
Wolters Kluwer NV	39,561	1,577	Technip SA	680	37
		$31,312			$9,574

Metal Fabrication & Hardware - 0.04%			Packaging & Containers - 0.14%
Aurubis AG	11,388	595	Ball Corp (a)	22,615	1,635
Neturen Co Ltd	27,500	207	Huhtamaki OYJ	402	17
SKF AB	745	13	KapStone Paper and Packaging Corp (a)	21,142	322
Tsubaki Nakashima Co Ltd	19,200	267	Packaging Corp of America (a)	6,640	453
		$1,082	Sealed Air Corp (a)	9,100	423
			Silgan Holdings Inc (d)	18,556	949
Mining - 0.05%			WestRock Co (a)	13,390	530
Boliden AB	17,189	304
Franco-Nevada Corp	3,966	251			$4,329
Mitsubishi Materials Corp	143,475	411	Pharmaceuticals - 3.57%
Norsk Hydro ASA	11,174	45	AbbVie Inc (a)	9,880	622
Pacific Metals Co Ltd	113,000	346	Allergan plc (b)	38,767	9,140
		$1,357	Almirall SA	25,751	407
			AmerisourceBergen Corp (a)	28,560	2,141

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Anacor Pharmaceuticals Inc (b)	4,135	$411	General Growth Properties Inc (a)	16,157	$434
AstraZeneca PLC	26,539	1,549	Grivalia Properties REIC AE	88,622	719
Baxalta Inc	598,393	27,065	Hatteras Financial Corp	32,830	528
Bristol-Myers Squibb Co (a)	172,466	12,366	Hibernia REIT plc	766,937	1,110
Cardinal Health Inc (a)	49,790	3,930	Hoshino Resorts REIT Inc	13	156
DexCom Inc (b)	33,313	2,148	Intu Properties PLC	286,340	1,240
Eisai Co Ltd	26,552	1,638	Invincible Investment Corp	230	158
Eli Lilly & Co (a)	28,970	2,174	Irish Residential Properties REIT Plc	1,224,868	1,573
Express Scripts Holding Co (a),(b)	14,283	1,079	Iron Mountain Inc (a)	15,600	573
Galenica AG	51	67	Kimco Realty Corp (a)	26,980	760
H Lundbeck A/S (b)	4,671	184	Lamar Advertising Co (a)	38,276	2,490
Herbalife Ltd (b)	833	48	Liberty Property Trust (a)	57,020	2,128
Johnson & Johnson (a)	55,483	6,252	Macerich Co/The (a)	11,400	870
Mallinckrodt PLC (a),(b)	6,710	425	National Retail Properties Inc (a)	48,080	2,179
Mead Johnson Nutrition Co (a)	8,424	693	Parkway Properties Inc/Md	9,618	168
Meda AB	52,881	938	Prologis Inc (a)	19,927	947
Merck & Co Inc (a)	129,960	7,312	Public Storage (a)	1,569	398
Mylan NV (b)	35,429	1,535	Regency Centers Corp (a)	21,670	1,660
Nippon Shinyaku Co Ltd	17,960	945	Taubman Centers Inc (a)	12,930	887
Novo Nordisk A/S	1,405	79	UDR Inc (a)	33,230	1,197
Ono Pharmaceutical Co Ltd	28,527	1,260	Vornado Realty Trust (a)	8,590	821
Orion Oyj	4,501	162			$34,639
Pfizer Inc (a)	131,170	4,552
Portola Pharmaceuticals Inc (b)	28,029	770	Retail - 2.03%
			Abercrombie & Fitch Co (a)	70,370	1,400
Recordati SpA	5,872	173
Rohto Pharmaceutical Co Ltd	9,100	140	Adastria Co Ltd	11,741	385
			Advance Auto Parts Inc (d)	26,583	4,090
Santen Pharmaceutical Co Ltd	4,300	63	Autogrill SpA (a)	14,900	128
Shionogi & Co Ltd	20,142	1,126	AutoZone Inc (a),(b)	3,226	2,459
Shire PLC ADR	40,767	7,589	Bed Bath & Beyond Inc (a)	29,540	1,322
Sosei Group Corp (b)	1,282	243
			BJ's Restaurants Inc (a),(b)	29,650	1,328
STADA Arzneimittel AG	2,385	127	Bob Evans Farms Inc/DE (a)	8,390	374
Takeda Pharmaceutical Co Ltd	29,200	1,257	CarMax Inc (b)	5,764	309
TherapeuticsMD Inc (b),(e),(f)	15,388	138
TherapeuticsMD Inc (b)	508,168	4,543	Cash America International Inc	3,897	141
Zoetis Inc (a)	31,760	1,506	Cawachi Ltd	14,600	316
			Chipotle Mexican Grill Inc (b)	2,011	889
		$106,797	Coach Inc (a)	41,240	1,626
Pipelines - 0.10%			cocokara fine Inc	11,159	588
Columbia Pipeline Group Inc (a)	88,546	2,261	Costco Wholesale Corp	20,212	3,007
Kinder Morgan Inc/DE (a)	41,910	758	Create SD Holdings Co Ltd	1,300	32
		$3,019	Darden Restaurants Inc (a)	18,400	1,248
			FamilyMart Co Ltd	4,500	235
Publicly Traded Investment Fund - 0.18%			Francesca's Holdings Corp (a),(b)	37,789	394
iShares iBoxx $ High Yield Corporate Bond	54,336	4,543	Gap Inc/The (a)	10,174	183
ETF			Genuine Parts Co (a)	7,250	703
TOPIX Exchange Traded Fund	58,260	746	Gulliver International Co Ltd	56,811	571
		$5,289	H2O Retailing Corp	20,600	310
Real Estate - 0.18%			Home Depot Inc/The (a)	26,413	3,490
Deutsche Wohnen AG	25,547	821	Honeys Co Ltd	23,180	223
Four Corners Property Trust Inc (a)	5,355	104	Hornbach Holding AG & Co KGaA	12,910	909
GEK Terna Holding Real Estate Construction	102,547	227	HUGO BOSS AG	1,075	66
SA (b)			Industria de Diseno Textil SA	5,416	183
HFF Inc (a)	9,780	315	Jand Inc (b),(e),(f),(g)	1,693	18
Hulic Co Ltd	31,100	306	Kate Spade & Co (b)	8,244	180
Kennedy-Wilson Holdings Inc	38,693	825	Kohl's Corp (a)	10,860	391
LEG Immobilien AG (b)	9,628	860	Krispy Kreme Doughnuts Inc (b)	6,950	149
Leopalace21 Corp	104,300	653	L Brands Inc (a)	14,450	991
NTT Urban Development Corp	16,300	162	Lowe's Cos Inc (a)	59,615	4,777
Relo Holdings Inc	2,076	283	Macy's Inc (a)	41,920	1,392
Sumitomo Real Estate Sales Co Ltd	13,500	263	McDonald's Corp (a)	46,069	5,623
Takara Leben Co Ltd	96,200	662	MSC Industrial Direct Co Inc	21,761	1,631
WeWork Cos Inc (b),(e),(f),(g)	979	49	Nishimatsuya Chain Co Ltd	19,200	213
		$5,530	Nordstrom Inc	11,149	423
			Pal Co Ltd	11,500	285
REITS - 1.16%			Pandora A/S	2,250	334
American Tower Corp	30,518	3,228	Panera Bread Co (a),(b)	16,540	3,625
AvalonBay Communities Inc (a)	1,910	344	PVH Corp (a)	11,640	1,092
Boston Properties Inc (a)	7,830	984	Restoration Hardware Holdings Inc (b)	528	18
Camden Property Trust (a)	39,226	3,342	Rite Aid Corp (b)	228,399	1,759
Care Capital Properties Inc (a)	25,250	656	Seria Co Ltd	880	57
Crown Castle International Corp (a)	8,420	765	Signet Jewelers Ltd	3,071	304
Duke Realty Corp (a)	32,290	764	Staples Inc (a)	97,320	856
Equinix Inc	4,983	1,804	Sundrug Co Ltd	8,296	682
Federal Realty Investment Trust (a)	11,466	1,756	Tailored Brands Inc (a)	47,650	657

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Software (continued)
Target Corp (a)	9,850	$678	inContact Inc (b)	21,256	$295
TJX Cos Inc/The (a)	40,377	3,074	Intuit Inc (a)	50,330	5,368
Tsuruha Holdings Inc	6,998	725	Jack Henry & Associates Inc (a)	32,060	2,707
USS Co Ltd	5,800	91	Konami Holdings Corp	9,400	355
Welcia Holdings Co Ltd	6,100	341	Microsoft Corp (a),(d)	145,577	7,716
World Fuel Services Corp	30,894	1,420	MSCI Inc (a)	36,626	2,923
Xebio Holdings Co Ltd	23,700	346	Paychex Inc (a)	70,910	3,845
Yamada Denki Co Ltd	38,204	179	Rackspace Hosting Inc (a),(b)	48,430	1,211
Yum! Brands Inc (a)	18,160	1,491	Red Hat Inc (a),(b)	22,406	1,736
Zalando SE (b),(c)	2,292	67	ServiceNow Inc (b)	17,799	1,275
		$60,778	Software AG	5,763	224
			SS&C Technologies Holdings Inc	40,483	2,493
Savings & Loans - 0.21%			Workday Inc (b)	49,473	3,752
Astoria Financial Corp (a)	61,229	978
			Xura Inc (b)	3,063	76
Dime Community Bancshares Inc (a)	18,347	337
First Niagara Financial Group Inc	179,001	1,955			$46,235
People's United Financial Inc (a)	96,740	1,536	Telecommunications - 0.86%
Washington Federal Inc (a)	58,710	1,467	ARRIS International PLC (a),(b)	15,734	379
		$6,273	AT&T Inc (a)	122,153	4,782
			CalAmp Corp (a),(b)	31,259	470
Semiconductors - 1.29%			CenturyLink Inc (a)	36,370	986
Analog Devices Inc (a)	9,380	549
Applied Materials Inc (a)	19,850	485	Freenet AG	2,073	57
			Gogo Inc (b)	49,037	551
ASM International NV	3,993	161	Hellenic Telecommunications Organization	72,264	726
Broadcom Ltd	20,222	3,122	SA
Cypress Semiconductor Corp	14,991	159	InterDigital Inc/PA (a)	7,350	429
Dialog Semiconductor PLC (b)	3,326	106
Fairchild Semiconductor International Inc (a),(b)	22,152	440	Manitoba Telecom Services Inc	25,650	740
			Motorola Solutions Inc (a)	56,453	3,911
Infineon Technologies AG	1,914	29	Nippon Telegraph & Telephone Corp	21,478	940
Integrated Device Technology Inc (a),(b)	45,280	1,057
Intel Corp (a)	80,690	2,549	NTT DOCOMO Inc	40,512	1,012
			ParkerVision Inc (b)	54,806	182
KLA-Tencor Corp (a)	32,691	2,384
			Proximus SADP	15,029	488
Lam Research Corp	21,844	1,809	SoftBank Group Corp	12,120	675
Linear Technology Corp (a)	23,202	1,098
			Sunrise Communications Group AG (b),(c)	2,619	157
Mellanox Technologies Ltd (b)	39,768	1,885
Micron Technology Inc (a),(b)	369,136	4,696	Swisscom AG	6,374	3,039
			TDC A/S	72,148	361
Mimasu Semiconductor Industry Co Ltd	16,500	151	Telefonaktiebolaget LM Ericsson	7,158	55
Miraial Co Ltd	14,600	102	Telephone & Data Systems Inc (a)	17,370	500
MKS Instruments Inc (a)	14,250	584
NXP Semiconductors NV (b)	44,618	4,216	Telia Co AB	6,748	32
			T-Mobile US Inc (b)	99,583	4,258
QLogic Corp (a),(b)	51,156	709
			Verizon Communications Inc (a)	22,122	1,126
Qorvo Inc (b)	33,573	1,711
QUALCOMM Inc (a)	32,470	1,783			$25,856
Rohm Co Ltd	10,800	457	Textiles - 0.02%
Rovi Corp (a),(b)	22,100	372	UniFirst Corp/MA	5,679	657
Rudolph Technologies Inc (a),(b)	10,920	159
Shinkawa Ltd (b)	35,300	162
Shinko Electric Industries Co Ltd	88,000	502	Toys, Games & Hobbies - 0.13%
Silicon Laboratories Inc (a),(b)	8,870	441	Bandai Namco Holdings Inc	11,670	288
			Mattel Inc (a)	69,053	2,201
Skyworks Solutions Inc	32,807	2,190	Nintendo Co Ltd	8,769	1,288
Sumco Corp	87,668	614
SunEdison Semiconductor Ltd (b)	11,996	68			$3,777
Tessera Technologies Inc (a)	52,710	1,701	Transportation - 0.92%
Texas Instruments Inc (a)	9,720	589	AP Moeller - Maersk A/S - B shares	9	12
Xilinx Inc (a)	30,738	1,457	bpost SA	19,379	510
		$38,497	Canadian National Railway Co	54,144	3,210
			Cargotec Oyj	1,997	77
Software - 1.54%			CSX Corp (a)	202,078	5,341
Adobe Systems Inc (b)	10,620	1,056
			DSV A/S	9,881	451
Alpha Systems Inc	3,700	57
ANSYS Inc (a),(b)	12,943	1,153	East Japan Railway Co	6,700	608
			Expeditors International of Washington Inc (a)	8,210	399
athenahealth Inc (b)	8,594	1,090
Autodesk Inc (b)	9,439	550	FedEx Corp	9,935	1,639
CA Inc (a)	23,290	753	Fuji Kyuko Co Ltd	15,017	188
			Genesee & Wyoming Inc (b)	39,303	2,361
CareView Communications Inc (b)	1,057,333	211
Cerner Corp (a),(b)	8,600	478	Golar LNG Ltd	34,938	608
Citrix Systems Inc (a),(b)	8,120	689	Groupe Eurotunnel SE	66,039	852
Cvent Inc (b)	13,050	467	Hitachi Transport System Ltd	8,200	138
			Irish Continental Group PLC	109,171	656
DeNA Co Ltd	49,600	991	Kansas City Southern (a)	11,850	1,103
Digi International Inc (a),(b)	27,402	302
Envestnet Inc (b)	17,566	594	Landstar System Inc	20,231	1,373
Fidelity National Information Services Inc (a)	27,819	2,066	Sotetsu Holdings Inc	22,862	135
Fiserv Inc (a),(b)	17,032	1,794	Union Pacific Corp	27,653	2,328
			United Parcel Service Inc (a),(d)	45,777	4,720
IMS Health Holdings Inc (b)	302	8

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS - 0.13%	Shares Held Value (000's)

Transportation (continued)				Advertising - 0.00%
XPO Logistics Inc (b)	34,010	$995		Trade Desk Preferred (b),(e),(f),(g)	17,091	$89
		$27,704

Trucking & Leasing - 0.04%				Consumer Products - 0.02%
AMERCO	3,088	1,163		Henkel AG & Co KGaA	6,231	727

Water- 0.12%				Electronics - 0.00%
Aqua America Inc (a)	84,560	2,732		Veracode Inc (b),(e),(f),(g)	6,031	130
Veolia Environnement SA	38,382	862
		$3,594		Internet - 0.07%
TOTAL COMMON STOCKS		$1,200,908		Forescout Tech Inc (b),(e),(f),(g)	9,157	109
INVESTMENT COMPANIES - 21.32%	Shares Held	Value(000	's)	General Assembly Space, Inc (b),(e),(f),(g)	2,184	107
				Lithium Technologies Inc (b),(e),(f),(g)	59,552	291
Publicly Traded Investment Fund - 21.32%				Pinterest Inc (b),(e),(f),(g)	87,425	549
BlackRock Liquidity Funds FedFund Portfolio	21,781,293	21,781		Uber Technologies Inc (b),(e),(f),(g)	15,196	741
Wells Fargo Advantage Government Money	616,599,337	616,600		Zuora Inc (b),(e),(f),(g)	40,988	169
Market Fund
		$638,381				$1,966
TOTAL INVESTMENT COMPANIES		$638,381		Private Equity - 0.01%
CONVERTIBLE PREFERRED STOCKS -				Forward Venture Services LLC (b),(e),(f),(g)	5,465	188
0.67%	Shares Held	Value(000	's)

Automobile Manufacturers - 0.02%				Real Estate - 0.02%
Fiat Chrysler Automobiles NV (b)	7,500	495		Redfin Corp (b),(e),(f),(g)	29,409	102
				WeWork Cos Inc Series D-1 (b),(e),(f),(g)	4,867	244
				WeWork Cos Inc Series D-2 (b),(e),(f),(g)	3,824	192
Electric - 0.09%
Black Hills Corp	10,000	680				$538
Dominion Resources Inc/VA 6.38%	38,625	1,937		Software - 0.01%
		$2,617		Birst Inc (b),(e),(f),(g)	21,065	114
				Marklogic Corp (b),(e),(f),(g)	14,832	155
Environmental Control - 0.02%				Nutanix Inc (b),(e),(f),(g)	3,575	43
Stericycle Inc ADR	8,150	646
						$312
				TOTAL PREFERRED STOCKS		$3,950
Food- 0.00%					Principal
Post Holdings Inc (h)	725	105		BONDS- 29.54%	Amount (000's) Value (000's)

				Aerospace & Defense - 0.15%
Healthcare - Services - 0.07%				Embraer Netherlands Finance BV
Anthem Inc	45,500	2,027		5.05%, 06/15/2025	$310	$307
				Embraer Overseas Ltd
Internet - 0.01%				5.70%, 09/16/2023(c)	320	331
Airbnb, Inc (b),(e),(f),(g)	1,685	202		Meccanica Holdings USA Inc
DraftKings Inc (b),(e),(f),(g)	29,108	59		6.25%, 01/15/2040(c)	1,685	1,630
Dropbox Inc (b),(e),(f),(g)	2,671	33		Rockwell Collins Inc
				0.98%, 12/15/2016(i)	115	115
		$294
				StandardAero Aviation Holdings Inc
Oil & Gas - 0.05%				10.00%, 07/15/2023(c)	2,000	2,000
Southwestern Energy Co	44,300	1,429				$4,383

				Airlines - 0.33%
Pharmaceuticals - 0.16%				Air Canada 2015-2 Class B Pass Through
Allergan plc	4,220	3,564		Trust
Teva Pharmaceutical Industries Ltd	1,275	1,084		5.00%, 06/15/2025(c)	2,020	1,970
		$4,648		Latam Airlines 2015-1 Pass Through Trust B
				4.50%, 08/15/2025(c)	8,983	7,905
REITS- 0.17%
Crown Castle International Corp	13,000	1,419				$9,875
Welltower Inc (a),(h)	45,600	2,856
				Automobile Asset Backed Securities - 0.83%
Weyerhaeuser Co	16,022	813		AmeriCredit Automobile Receivables 2015-4
		$5,088		3.72%, 12/08/2021	189	193
Retail - 0.00%				AmeriCredit Automobile Receivables Trust
Jand Inc (b),(e),(f),(g)	3,781	39		2016-2
				3.65%, 05/09/2022(i)	80	81
				CPS Auto Receivables Trust 2016-B
Software - 0.00%				8.14%, 05/15/2023(c),(i)	855	854
Cloudera Inc (b),(e),(f),(g)	3,756	68		DT Auto Owner Trust 2014-3
				4.47%, 11/15/2021(c),(i)	175	177
				DT Auto Owner Trust 2016-1
Telecommunications - 0.08%				4.66%, 12/15/2022(c),(i)	1,335	1,304
T-Mobile US Inc	33,825	2,452
				DT Auto Owner Trust 2016-2
				5.43%, 11/15/2022(c),(i)	820	816
TOTAL CONVERTIBLE PREFERRED STOCKS		$19,908
				First Investors Auto Owner Trust 2014-1
				3.28%, 04/15/2021(c),(i)	70	69

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)			Banks (continued)
First Investors Auto Owner Trust 2014-2			HSBC Holdings PLC
3.47%, 02/15/2021(c),(i)	$120	$118	4.30%, 03/08/2026		$1,225	$1,283
First Investors Auto Owner Trust 2015-1			International Bank of Azerbaijan OJSC
3.59%, 01/18/2022(c),(i)	100	97	5.63%, 06/11/2019		2,600	2,483
First Investors Auto Owner Trust 2015-2			Intesa Sanpaolo SpA
4.22%, 12/15/2021(c),(i)	565	549	5.02%, 06/26/2024(c)		4,210	3,992
Flagship Credit Auto Trust 2015-1			5.71%, 01/15/2026(c)		750	738
3.76%, 06/15/2021(c)	165	159	KFW
Flagship Credit Auto Trust 2015-2			1.13%, 08/06/2018		1,600	1,601
5.98%, 08/15/2022(c)	710	676	1.50%, 04/20/2020		1,980	1,988
Flagship Credit Auto Trust 2015-3			1.50%, 06/15/2021		2,433	2,424
7.12%, 11/15/2022(c)	960	942	1.63%, 03/15/2021		2,004	2,013
Ford Credit Auto Owner Trust 2014-REV2			Morgan Stanley
2.31%, 04/15/2026(c),(i)	445	452	4.35%, 09/08/2026		1,345	1,387
Honda Auto Receivables 2015-1 Owner			Royal Bank of Scotland Group PLC
Trust			8.00%, 12/29/2049(h),(i)		1,415	1,392
1.05%, 10/15/2018(i)	570	570	Russian Agricultural Bank OJSC Via RSHB
Honda Auto Receivables 2015-3 Owner			Capital SA
Trust			5.10%, 07/25/2018		6,375	6,551
1.27%, 04/18/2019	1,975	1,978	6.00%, 06/03/2021(i)		3,000	2,993
Honda Auto Receivables Owner Trust 2014-			Santander Holdings USA Inc
3			4.50%, 07/17/2025		4,250	4,374
1.31%, 10/15/2020(i)	260	260	Santander UK Group Holdings PLC
Nissan Auto Receivables 2015-B Owner			4.75%, 09/15/2025(c)		1,000	985
Trust			Societe Generale SA
1.34%, 03/16/2020	1,895	1,898	7.88%, 12/29/2049(c),(h),(i)		2,200	2,122
Nissan Auto Receivables 2016-A Owner			7.88%, 12/29/2049(h),(i)		420	403
Trust			TC Ziraat Bankasi AS
1.34%, 10/15/2020	1,075	1,076	4.75%, 04/29/2021(c)		7,000	6,976
Prestige Auto Receivables Trust 2016-1			VTB Bank OJSC Via VTB Capital SA
5.15%, 11/15/2021(c)	815	817	6.95%, 10/17/2022		5,500	5,588
Santander Drive Auto Receivables Trust 2014-						$59,967
4
1.08%, 09/17/2018(i)	4,089	4,089	Biotechnology - 0.15%
			Concordia Healthcare Corp
Toyota Auto Receivables 2014-C Owner			9.50%, 10/21/2022(c)		4,500	4,489
Trust
0.93%, 07/16/2018	325	325
Toyota Auto Receivables 2015-B Owner			Building Materials - 0.35%
Trust			Builders FirstSource Inc
1.27%, 05/15/2019	2,400	2,403	7.63%, 06/01/2021(c)		4,218	4,429
Toyota Auto Receivables 2015-C Owner			Cemex SAB de CV
Trust			6.13%, 05/05/2025(c)		2,385	2,319
1.34%, 06/17/2019	1,710	1,714	7.75%, 04/16/2026(c)		1,045	1,099
Toyota Auto Receivables 2016-B Owner			Owens Corning
Trust			4.20%, 12/01/2024		405	415
1.30%, 04/15/2020	2,075	2,075	Votorantim Cimentos SA
USAA Auto Owner Trust 2015-1			3.25%, 04/25/2021	EUR	2,150	2,077
1.20%, 06/17/2019(i)	1,200	1,202				$10,339
		$24,894
			Chemicals - 0.35%
Automobile Manufacturers - 0.12%			Albemarle Corp
Daimler Finance North America LLC			4.15%, 12/01/2024		$825	840
1.32%, 08/01/2016(c),(i)	855	856	Braskem Finance Ltd
Ford Motor Credit Co LLC			5.75%, 04/15/2021		5,000	4,919
1.41%, 01/17/2017(i)	625	626	Hercules Inc
General Motors Financial Co Inc			6.50%, 06/30/2029		330	271
3.70%, 05/09/2023	745	737	Mexichem SAB de CV
Hyundai Capital Services Inc			4.88%, 09/19/2022		3,800	3,985
1.44%, 03/18/2017(c),(i)	950	950	Solvay Finance America LLC
Volkswagen International Finance NV			4.45%, 12/03/2025(c)		500	513
1.07%, 11/18/2016(c),(i)	450	449				$10,528
		$3,618
			Commercial Mortgage Backed Securities - 1.38%
Banks- 2.00%			Banc of America Commercial Mortgage Trust
Bank of America Corp			2006-1
4.20%, 08/26/2024	1,390	1,422	5.67%, 09/10/2045(c),(i)		5,536	5,297
6.00%, 09/01/2017	1,100	1,157	Bear Stearns Commercial Mortgage Securities
Banque Centrale de Tunisie International			Trust 2006-PWR12
Bond			5.88%, 09/11/2038(c),(i)		2,000	1,983
5.75%, 01/30/2025	7,500	6,723	BLCP Hotel Trust
Credit Agricole SA			2.93%, 08/15/2029(c),(i)		300	289
7.88%, 12/29/2049(c),(h)	1,400	1,372	4.10%, 08/15/2029(c),(i)		300	288

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
BXHTL Mezzanine Trust				Verisk Analytics Inc
8.64%, 05/15/2020(e),(f),(i)		$1,100	$1,083	5.50%, 06/15/2045	$1,490	$1,453
CCRESG Commercial Mortgage Trust 2016-						$4,099
HEAT
5.49%, 04/10/2029(c),(i)		255	255	Computers - 0.25%
CDGJ Commercial Mortgage Trust 2014-				Diamond 1 Finance Corp / Diamond 2 Finance
BXCH				Corp
				6.02%, 06/15/2026(c),(k)	2,880	2,911
2.28%, 12/15/2027(c),(i)		800	793
2.93%, 12/15/2027(c),(i)		880	864	Western Digital Corp
				7.38%, 04/01/2023(c)	2,730	2,839
CGBAM Commercial Mortgage Trust 2014-				10.50%, 04/01/2024(c)	1,700	1,760
HD
2.03%, 02/15/2031(c),(i)		610	592			$7,510
Citigroup Commercial Mortgage Trust 2014-				Cosmetics & Personal Care - 0.01%
GC19				Procter & Gamble Co/The
4.90%, 03/10/2047(c),(i)		2,000	1,612	0.72%, 11/04/2016(i)	445	445
COBALT CMBS Commercial Mortgage Trust
2007	-C2
5.62%, 04/15/2047		5,000	4,774	Credit Card Asset Backed Securities - 0.70%
COMM 2014-SAVA Mortgage Trust				American Express Credit Account Master
1.59%, 06/15/2034(c),(i)		79	78	Trust
2.18%, 06/15/2034(c),(i)		145	142	0.72%, 01/15/2020(i)	1,050	1,052
2.84%, 06/15/2034(c),(i)		290	284	0.72%, 05/15/2020(i)	520	521
Commercial Mortgage Trust 2005-GG5				0.98%, 05/15/2019(i)	265	265
5.52%, 04/10/2037 (i)		1,825	1,827	1.26%, 01/15/2020(i)	815	817
Commercial Mortgage Trust 2007-GG11				1.43%, 06/15/2020	610	613
6.13%, 12/10/2049(i)		1,500	1,464	1.49%, 04/15/2020(i)	210	211
CSMC 2015-TWNI Trust				American Express Credit Account Master
1.68%, 03/15/2017(c),(i)		1,100	1,094	Trust 2013-1
				0.85%, 02/16/2021(i)	410	412
Extended Stay America Trust 2013-ESH
4.04%, 12/05/2031(c),(i)		857	861	BA Credit Card Trust
				0.81%, 06/15/2021(i)	315	316
Ginnie Mae
0.68%, 01/16/2053(i),(j)		7,788	380	Barclays Dryrock Issuance Trust
				2.41%, 07/15/2022(i)	455	465
GS Mortgage Securities Trust 2007-GG10
5.79%, 08/10/2045(i)		1,745	1,662	Capital One Multi-Asset Execution Trust
Hilton USA Trust 2013-HLT				0.96%, 09/16/2019(i)	425	425
3.71%, 11/05/2030 (c),(i)		275	276	1.39%, 01/15/2021(i)	1,100	1,102
4.41%, 11/05/2030(c),(i)		190	191	1.60%, 05/17/2021	1,180	1,189
4.45%, 11/05/2030(c),(i)		215	216	2.08%, 03/15/2023(i)	2,535	2,564
JP Morgan Chase Commercial Mortgage				Chase Issuance Trust
Securities Trust 2007-LDP10				0.69%, 12/16/2019(i)	1,775	1,777
5.46%, 01/15/2049		250	245	0.71%, 04/15/2020(i)	1,700	1,700
JP Morgan Chase Commercial Mortgage				0.80%, 04/15/2021(i)	1,500	1,500
Securities Trust 2015-SGP				0.86%, 09/15/2020(i)	1,150	1,151
4.93%, 07/15/2036 (c),(i)		785	767	1.62%, 07/15/2020(i)	2,400	2,419
Morgan Stanley Capital I Trust 2007-HQ12				Citibank Credit Card Issuance Trust
5.72%, 04/12/2049(i)		279	281	0.87%, 09/10/2020(i)	1,700	1,705
Morgan Stanley Capital I Trust 2011-C2				Discover Card Execution Note Trust
5.47%, 06/15/2044(c),(i)		475	497	1.39%, 04/15/2020	615	617
Motel 6 Trust 2015-M6MZ				World Financial Network Credit Card Master
8.23%, 02/05/2020(c),(e),(f),(i)		2,814	2,695	Trust
				0.91%, 02/15/2022(i)	165	165
SCG Trust 2013-SRP1
2.93%, 11/15/2026(c),(i)		365	358			$20,986
3.68%, 11/15/2026(c),(i)		400	388
3.78%, 11/15/2026(c),(i)		850	796	Distribution & Wholesale - 0.07%
				American Builders & Contractors Supply Co
Wachovia Bank Commercial Mortgage Trust				Inc
Series 2005-C22				5.75%, 12/15/2023(c)	2,000	2,080
5.59%, 12/15/2044(i)		1,950	1,944
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25				Diversified Financial Services - 0.71%
5.84%, 05/15/2043(c),(i)		2,300	1,367	Air Lease Corp
Wachovia Bank Commercial Mortgage Trust				4.25%, 09/15/2024	1,570	1,581
Series 2007-C31				Ally Financial Inc
5.70%, 04/15/2047(i)		5,500	5,182	2.75%, 01/30/2017	100	100
WFRBS Commercial Mortgage Trust 2012-				3.25%, 09/29/2017	550	549
C6				3.50%, 07/18/2016	100	100
5.56%, 04/15/2045(c),(i)		500	503	4.25%, 04/15/2021	870	872
			$41,328	4.75%, 09/10/2018	1,300	1,336
				5.50%, 02/15/2017	1,100	1,120
Commercial Services - 0.14%				5.75%, 11/20/2025	870	881
Team Health Inc				Credito Real SAB de CV SOFOM ER
7.25%, 12/15/2023(c)		2,467	2,646	7.50%, 03/13/2019	4,750	4,910

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Healthcare - Products - 0.11%
Dragon Aviation Finance Luxembourg SA				Greatbatch Ltd
4.00%, 11/28/2022(f)		$5,022	$5,037	9.13%, 11/01/2023(c)		$1,505	$1,516
Ladder Capital Finance Holdings LLLP /				Mallinckrodt International Finance SA /
Ladder Capital Finance Corp				Mallinckrodt CB LLC
5.88%, 08/01/2021(c)		1,885	1,659	5.63%, 10/15/2023(c)		2,000	1,880
Quicken Loans Inc							$3,396
5.75%, 05/01/2025(c)		3,220	3,051
			$21,196	Healthcare - Services - 0.02%
				MPH Acquisition Holdings LLC
Electric - 0.60%				7.13%, 06/01/2024(c),(k)		450	462
1MDB Energy Ltd
5.99%, 05/11/2022		7,500	7,740
				Holding Companies - Diversified - 0.33%
AES Corp/VA				Alfa SAB de CV
6.00%, 05/15/2026		480	487	6.88%, 03/25/2044(c)		400	407
Duke Energy Progress LLC
0.84%, 03/06/2017(i)		220	220	Dubai Holding Commercial Operations MTN
EDP Finance BV				Ltd
4.13%, 01/15/2020(c)		915	937	6.00%, 02/01/2017	GBP	5,300	7,697
Enel SpA				Grupo KUO SAB De CV
8.75%, 09/24/2073(c),(i)		3,970	4,575	6.25%, 12/04/2022		$1,900	1,899
Listrindo Capital BV							$10,003
6.95%, 02/21/2019		3,820	3,954	Insurance - 0.14%
			$17,913	American International Group Inc
				3.90%, 04/01/2026		1,640	1,663
Electronics - 0.28%				Assicurazioni Generali SpA
Avnet Inc				7.75%, 12/12/2042	EUR	500	670
4.63%, 04/15/2026		340	344
Flextronics International Ltd				Old Republic International Corp
4.75%, 06/15/2025		790	793	4.88%, 10/01/2024		$1,630	1,739
Keysight Technologies Inc							$4,072
4.55%, 10/30/2024		3,385	3,376	Internet - 0.00%
Real Alloy Holding Inc				DraftKings Inc Term Notes
10.00%, 01/15/2019(c),(e)		4,000	3,980	5.00%, 12/23/2016(e),(f),(g)		27	27
			$8,493

Engineering & Construction - 0.17%				Leisure Products & Services - 0.11%
Pratama Agung Pte Ltd				LTF Merger Sub Inc
6.25%, 02/24/2020		5,000	5,042	8.50%, 06/15/2023(c)		3,588	3,436

Entertainment - 0.07%				Lodging - 0.12%
Codere Finance 2 Luxembourg SA				Interval Acquisition Corp
9.00%, PIK 9.00%, 06/30/2021(c),(l)		2,000	2,055	5.63%, 04/15/2023(c)		1,085	1,107
				MGM Growth Properties Operating
				Partnership LP / MGP Escrow Co-Issuer Inc
Finance - Mortgage Loan/Banker - 0.07%				5.63%, 05/01/2024(c)		775	814
Fannie Mae				Wyndham Worldwide Corp
2.13%, 04/24/2026		2,000	1,997	5.10%, 10/01/2025		1,580	1,679
							$3,600
Food- 0.33%
BRF SA				Machinery - Construction & Mining - 0.02%
7.75%, 05/22/2018(c)	BRL	1,500	370	Caterpillar Financial Services Corp
				0.86%, 03/03/2017(i)		530	530
Cosan Luxembourg SA
9.50%, 03/14/2018(c)		350	85
Fresh Market Inc/The				Media- 0.27%
9.75%, 05/01/2023(c)		$3,677	3,355	CCO Holdings LLC / CCO Holdings Capital
JBS Investments GmbH				Corp
7.25%, 04/03/2024(c)		200	205	5.13%, 05/01/2023(c)		230	233
JBS USA LLC / JBS USA Finance Inc				Cox Communications Inc
5.75%, 06/15/2025(c)		225	215	4.50%, 06/30/2043(c)		765	643
7.25%, 06/01/2021(c)		40	41	4.70%, 12/15/2042(c)		380	328
Marfrig Holdings Europe BV				DISH DBS Corp
6.88%, 06/24/2019		960	959	5.88%, 11/15/2024		875	810
8.00%, 06/08/2023(c),(k)		410	412	Grupo Televisa SAB
Marfrig Overseas Ltd				7.25%, 05/14/2043	MXN	4,370	197
9.50%, 05/04/2020		4,010	4,118	NBCUniversal Enterprise Inc
			$9,760	5.25%, 12/19/2049(c),(h)		$1,205	1,247
				Numericable-SFR SA
Gas- 0.01%				7.38%, 05/01/2026(c)		1,945	1,962
NGL Energy Partners LP / NGL Energy
Finance Corp				Time Warner Cable Inc
5.13%, 07/15/2019		245	220	4.50%, 09/15/2042		645	575
6.88%, 10/15/2021		130	112
			$332

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Media (continued)			Mortgage Backed Securities (continued)
WideOpenWest Finance LLC /			CHL Mortgage Pass-Through Trust 2005-21
WideOpenWest Capital Corp			5.50%, 10/25/2035(i)		$168	$155
10.25%, 07/15/2019	$1,950	$2,030	Citigroup Mortgage Loan Trust 2005-3
		$8,025	2.77%, 08/25/2035(i)		968	893
			Citigroup Mortgage Loan Trust 2014-11
Mining - 0.17%			0.58%, 08/25/2036(c),(i)		980	855
AngloGold Ashanti Holdings PLC			Citigroup Mortgage Loan Trust 2015-2
5.13%, 08/01/2022	2,000	1,945	0.64%, 06/25/2047(c),(i)		872	758
5.38%, 04/15/2020	3,000	3,032	Citigroup Mortgage Loan Trust Inc
		$4,977	2.95%, 05/25/2035(i)		121	112
Miscellaneous Manufacturers - 0.09%			CitiMortgage Alternative Loan Trust Series
GE Accounts Receivable Funding Master			2006	-A4
6.99%, 08/24/2017(e),(f),(i)	2,400	2,400	6.00%, 09/25/2036		298	263
Textron Financial Corp			Credit Suisse First Boston Mortgage Securities
6.00%, 02/15/2067(c),(i)	365	235	Corp
			2.75%, 11/25/2033(i)		109	105
		$2,635	2.83%, 12/25/2033(i)		73	71
Mortgage Backed Securities - 1.40%			5.25%, 11/25/2020		602	590
Adjustable Rate Mortgage Trust 2004-4			5.50%, 11/25/2035		190	172
2.93%, 03/25/2035(i)	112	109	CSFB Mortgage-Backed Trust Series 2004-
Alliance Bancorp Trust 2007-OA1			AR4
0.69%, 07/25/2037(i)	1,220	858	2.94%, 05/25/2034(i)		281	262
Alternative Loan Trust 2003-20CB			Deutsche Alt-A Securities Inc Mortgage Loan
5.75%, 10/25/2033	116	119	Trust Series 2005-3
Alternative Loan Trust 2003-9T1			5.25%, 06/25/2035		12	12
5.50%, 07/25/2033(i)	94	93	Deutsche Alt-A Securities Inc Mortgage Loan
Alternative Loan Trust 2004-14T2			Trust Series 2005-5
5.50%, 08/25/2034	116	121	5.50%, 11/25/2035		117	109
Alternative Loan Trust 2004-28CB			Deutsche Alt-A Securities Inc Mortgage Loan
5.75%, 01/25/2035	87	87	Trust Series 2005-6
Alternative Loan Trust 2004-J3			5.50%, 12/25/2035(i)		131	109
5.50%, 04/25/2034	119	121	DSLA Mortgage Loan Trust 2005-AR5
Alternative Loan Trust 2005-14			0.77%, 09/19/2045(i)		235	169
0.66%, 05/25/2035(i)	606	486	Fannie Mae Connecticut Avenue Securities
Alternative Loan Trust 2005-J1			6.00%, 04/25/2028(i)		5,000	5,171
5.50%, 02/25/2025	223	227	6.45%, 09/25/2028(i)		750	797
Alternative Loan Trust 2007-4CB			Fannie Mae Interest Strip
5.75%, 04/25/2037	135	120	4.00%, 11/25/2040(j)		20,768	3,789
Banc of America Alternative Loan Trust 2003-			Freddie Mac Structured Agency Credit Risk
10			Debt Notes
5.50%, 12/25/2033	140	142	2.10%, 04/25/2024(i)		500	500
5.50%, 12/25/2033(i)	209	211	2.30%, 10/25/2027(i)		550	549
Banc of America Alternative Loan Trust 2003-			2.65%, 02/25/2024(i)		500	506
8			4.70%, 11/25/2023(i)		250	253
5.50%, 10/25/2033	143	144	9.25%, 03/25/2028(i)		6,998	6,098
Banc of America Alternative Loan Trust 2005-			9.80%, 04/25/2028(i)		1,000	951
6			GMACM Mortgage Loan Trust 2005-AR4
5.25%, 07/25/2035(i)	203	184	3.22%, 07/19/2035(i)		131	118
Banc of America Funding 2004-B Trust			GSR Mortgage Loan Trust 2004-14
2.80%, 11/20/2034(i)	234	217	2.88%, 12/25/2034(i)		159	152
Banc of America Funding 2005-5 Trust			GSR Mortgage Loan Trust 2005-4F
5.50%, 09/25/2035	90	93	6.50%, 02/25/2035		160	161
Banc of America Funding 2005-7 Trust			Harborview Mortgage Loan Trust
5.75%, 11/25/2035(i)	158	161	0.81%, 10/19/2033(i)		1,112	1,034
Banc of America Funding 2007-4 Trust			HarborView Mortgage Loan Trust 2006-10
5.50%, 11/25/2034	228	226	0.62%, 11/19/2036(i)		415	339
Banc of America Mortgage 2005-A Trust			IndyMac INDX Mortgage Loan Trust 2005-
2.95%, 02/25/2035(i)	67	64	AR11
Bear Stearns ARM Trust 2004-6			2.72%, 08/25/2035(i)		996	816
3.03%, 09/25/2034(i)	870	797	IndyMac INDX Mortgage Loan Trust 2005-
Bear Stearns ARM Trust 2005-12			AR16	IP
2.80%, 02/25/2036(i)	390	299	1.09%, 07/25/2045(i)		283	231
CHL Mortgage Pass-Through Trust 2004-12			JP Morgan Alternative Loan Trust
2.97%, 08/25/2034(i)	168	147	2.73%, 03/25/2036(i)		825	682
CHL Mortgage Pass-Through Trust 2004-			2.77%, 03/25/2036(i)		26	18
HYB4			JP Morgan Mortgage Trust 2005-A2
2.71%, 09/20/2034(i)	77	74	2.72%, 04/25/2035(i)		240	231
CHL Mortgage Pass-Through Trust 2004-			JP Morgan Mortgage Trust 2005-S3
HYB8			6.00%, 01/25/2036(i)		295	235
3.13%, 01/20/2035(i)	123	118	JP Morgan Mortgage Trust 2006-A1
CHL Mortgage Pass-Through Trust 2005-11			2.67%, 02/25/2036(i)		210	185
0.72%, 04/25/2035(i)	140	114

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2006-A7				Wells Fargo Mortgage Backed Securities
2.78%, 01/25/2037(i)		$373	$328	2003-M Trust
JP Morgan Mortgage Trust 2007-S1				2.79%, 12/25/2033(i)	$312	$312
5.75%, 03/25/2037		288	231	Wells Fargo Mortgage Backed Securities
Lehman XS Trust Series 2005-7N				2005-11 Trust
0.73%, 12/25/2035(i)		109	66	5.50%, 11/25/2035	43	45
Lehman XS Trust Series 2006-4N				Wells Fargo Mortgage Backed Securities
0.67%, 04/25/2046(i)		975	673	2005-16 Trust
MASTR Adjustable Rate Mortgages Trust				6.00%, 01/25/2036(i)	176	174
2004-7				Wells Fargo Mortgage Backed Securities
2.62%, 07/25/2034(i)		284	274	2005-AR10 Trust
MASTR Adjustable Rate Mortgages Trust				2.85%, 05/01/2035(i)	99	99
2005-2				Wells Fargo Mortgage Backed Securities
2.79%, 03/25/2035(i)		781	578	Trust
MASTR Adjustable Rate Mortgages Trust				2.74%, 08/25/2034(i)	142	141
2006-2						$42,026
2.82%, 04/25/2036(i)		197	179
MASTR Alternative Loan Trust 2003-9				Municipals - 0.10%
5.25%, 11/25/2033		94	96	Provincia de Mendoza Argentina
				8.38%, 05/19/2024(c)	3,200	3,136
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034		95	97
6.00%, 06/25/2034		113	115	Oil & Gas - 3.33%
MASTR Alternative Loan Trust 2004-8				Anadarko Petroleum Corp
6.00%, 09/25/2034		523	540	4.50%, 07/15/2044	35	30
Merrill Lynch Alternative Note Asset Trust				Antero Resources Corp
Series 2007-F1				5.13%, 12/01/2022	495	474
6.00%, 03/25/2037		153	109	5.38%, 11/01/2021	65	63
Merrill Lynch Mortgage Investors Trust Series				Baytex Energy Corp
MLCC 2006-1				5.13%, 06/01/2021(c)	35	28
2.67%, 02/25/2036(i)		1,079	991	5.63%, 06/01/2024(c)	205	159
Merrill Lynch Mortgage Investors Trust Series				Bonanza Creek Energy Inc
MLCC 2006-2				5.75%, 02/01/2023	210	78
2.44%, 05/25/2036(i)		61	59	6.75%, 04/15/2021	55	21
Merrill Lynch Mortgage Investors Trust Series				BP Capital Markets PLC
MLCC 2007-1				1.05%, 11/07/2016(i)	385	385
2.81%, 01/25/2037(i)		134	124	California Resources Corp
National City Mortgage Capital Trust				5.50%, 09/15/2021	170	92
6.00%, 03/25/2038(i)		692	718	6.00%, 11/15/2024	1,360	736
Residential Asset Securitization Trust 2005-				8.00%, 12/15/2022(c)	265	193
A8	CB			Chesapeake Energy Corp
5.38%, 07/25/2035		392	341	4.88%, 04/15/2022	635	381
Residential Asset Securitization Trust 2007-				6.13%, 02/15/2021	35	22
A6				6.63%, 08/15/2020	25	16
6.00%, 06/25/2037(i)		186	161	Concho Resources Inc
RFMSI Series 2006-S1 Trust				5.50%, 10/01/2022	310	310
5.75%, 01/25/2036		144	140	5.50%, 04/01/2023	1,410	1,410
Structured Adjustable Rate Mortgage Loan				ConocoPhillips
Trust				6.50%, 02/01/2039	330	407
0.76%, 07/25/2035(i)		114	81	ConocoPhillips Co
2.87%, 09/25/2034(i)		451	447	4.95%, 03/15/2026	1,075	1,181
Structured Adjustable Rate Mortgage Loan				Continental Resources Inc/OK
Trust Series 2004-6				3.80%, 06/01/2024	900	785
2.50%, 06/25/2034(i)		216	210	4.50%, 04/15/2023	135	123
Structured Asset Securities Corp Mortgage				5.00%, 09/15/2022	3,725	3,520
Pass-Through Certificates Series 2004-20				Delek & Avner Tamar Bond Ltd
5.75%, 11/25/2034		140	142	5.41%, 12/30/2025(c),(m)	9,000	9,281
Structured Asset Securities Corp Trust 2005-				Devon Energy Corp
1				5.00%, 06/15/2045	350	296
5.50%, 02/25/2035		193	195	Diamond Offshore Drilling Inc
WaMu Mortgage Pass-Through Certificates				4.88%, 11/01/2043	340	243
Series 2004-CB2 Trust				Gazprom Neft OAO Via GPN Capital SA
5.50%, 07/25/2034		67	69	6.00%, 11/27/2023	6,000	6,135
WaMu Mortgage Pass-Through Certificates				Halcon Resources Corp
Series 2006-AR19 Trust				8.63%, 02/01/2020(c)	380	359
1.93%, 01/25/2047(i)		916	806	Matador Resources Co
WaMu Mortgage Pass-Through Certificates				6.88%, 04/15/2023	1,472	1,479
Series 2007-HY5 Trust				MEG Energy Corp
2.30%, 05/25/2037(i)		691	570	6.38%, 01/30/2023(c)	295	226
Washington Mutual Mortgage Pass-Through				6.50%, 03/15/2021(c)	40	32
Certificates WMALT Series 2006-2 Trust				7.00%, 03/31/2024(c)	485	373
6.00%, 03/25/2036(i)		144	132	Noble Energy Inc
				5.05%, 11/15/2044	225	214

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Noble Energy Inc (continued)				BlueMountain CLO 2013-4 Ltd
5.63%, 05/01/2021		$394	$410	6.28%, 04/15/2025(c),(e),(i)		$3,000	$1,857
Noble Holding International Ltd				Bowman Park CLO Ltd
5.25%, 03/15/2042		835	438	6.05%, 11/23/2025(c),(e),(i)		1,000	830
Oasis Petroleum Inc				CAM Mortgage LLC 2015-1
6.88%, 03/15/2022		300	276	3.50%, 07/15/2064(c)		710	711
Odebrecht Offshore Drilling Finance Ltd				CAM Mortgage Trust 2016-1
6.75%, 10/01/2023		12,531	1,598	4.00%, 01/15/2056(c),(i)		264	263
OGX Austria GmbH				5.00%, 01/15/2056(c),(i)		545	527
0.00%, 06/01/2018(b),(c),(e)		600	—	CLI Funding V LLC
0.00%, 04/01/2022(b),(c),(e)		1,100	—	3.38%, 10/18/2029(c)		589	561
Pacific Exploration and Production Corp				Colony American Finance 2015-1 Ltd
0.00%, 01/26/2019(b),(c),(e)		690	105	5.65%, 10/15/2047(c)		550	532
0.00%, 03/28/2023(b),(c),(e)		2,270	346	Colony American Finance 2016-1 Ltd
Parsley Energy LLC / Parsley Finance Corp				4.64%, 06/15/2048(c),(i)		260	259
6.25%, 06/01/2024(c)		330	336	Colony American Homes 2014-1
Pertamina Persero PT				2.28%, 05/17/2031(c),(i)		290	284
4.30%, 05/20/2023		8,500	8,461	2.58%, 05/17/2031(c),(i)		495	484
Petrobras Global Finance BV				Colony American Homes 2014-2
2.75%, 01/15/2018	EUR	8,220	8,929	3.64%, 07/17/2031(c),(i)		1,000	952
2.77%, 01/15/2019(i)		$6,875	6,145	Colony American Homes 2015-1
4.88%, 03/17/2020		2,260	2,041	2.58%, 07/17/2032(c),(i)		415	400
5.38%, 01/27/2021		2,615	2,314	Cronos Containers Program I Ltd
6.25%, 12/14/2026	GBP	1,000	1,123	3.27%, 11/18/2029(c)		863	816
8.38%, 05/23/2021		$11,900	11,777	GCA2014 Holdings Ltd - Class C
8.75%, 05/23/2026		5,425	5,148	6.00%, 01/05/2030(c),(e),(f),(i)		580	447
Petroleos de Venezuela SA				GCA2014 Holdings Ltd - Class D
5.38%, 04/12/2027		5,000	1,637	7.50%, 01/05/2030(c),(e),(f),(i)		223	138
6.00%, 11/15/2026		16,500	5,320	GCA2014 Holdings Ltd - Class E
Petroleos Mexicanos				0.00%, 01/05/2030(b),(c),(e),(f),(i)		1,030	144
7.65%, 11/24/2021(c),(i)	MXN	6,500	338	Global Container Assets Ltd
RSP Permian Inc				4.50%, 02/05/2030(c),(i)		376	360
6.63%, 10/01/2022		$2,615	2,700	Invitation Homes 2014-SFR1 Trust
Sabine Oil & Gas Corp				1.93%, 06/17/2031(c),(i)		895	882
0.00%, 06/15/2019(b)		300	8	Invitation Homes 2015-SFR1 Trust
Shell International Finance BV				4.63%, 03/17/2032(c),(i)		280	274
0.84%, 11/15/2016(i)		455	455	Kabbage Funding 2014-1 Resecuritization
SM Energy Co				Trust
5.00%, 01/15/2024		385	329	10.44%, 03/08/2018(c),(f),(i)		4,786	4,450
6.13%, 11/15/2022		425	389	LCM XXI LP
Ultra Petroleum Corp				8.28%, 04/20/2028(c),(e),(i)		1,000	934
0.00%, 10/01/2024(b),(c)		130	70	Magnetite IX Ltd
Western Refining Logistics LP / WNRL				6.39%, 07/25/2026(c),(e),(i)		1,750	1,188
Finance Corp				NYMT Residential 2016-RP1
7.50%, 02/15/2023		395	384	4.00%, 03/25/2021(c),(i)		293	290
Whiting Petroleum Corp				Oak Hill Advisors Residential Loan Trust
5.00%, 03/15/2019		90	81	2015-NP	L2
Zhaikmunai LLP				3.72%, 07/25/2055(c),(i)		528	524
6.38%, 02/14/2019		8,865	7,248	OneMain Financial Issuance Trust 2014-1
7.13%, 11/13/2019(i)		2,898	2,399	2.43%, 06/18/2024(c),(i)		213	214
			$99,857	OneMain Financial Issuance Trust 2014-2
				2.47%, 09/18/2024(c)		130	130
Other Asset Backed Securities - 1.32%				3.02%, 09/18/2024(c),(i)		130	129
AIM Aviation Finance Ltd				5.31%, 09/18/2024(c),(i)		1,210	1,168
5.07%, 02/15/2040(c),(i)		1,352	1,273
				OneMain Financial Issuance Trust 2015-1
American Homes 4 Rent 2014-SFR1				3.19%, 03/18/2026(c),(i)		220	221
2.93%, 06/17/2031(c),(i)		645	620
				OneMain Financial Issuance Trust 2015-3
American Homes 4 Rent 2014-SFR2 Trust				4.16%, 11/20/2028(c),(i)		790	741
5.15%, 10/17/2036(c),(i)		280	291
6.23%, 10/17/2036(c),(i)		695	701	OneMain Financial Issuance Trust 2016-2
				5.94%, 03/20/2028(c)		720	732
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036(c),(i)		900	956	RCO Depositor II LLC
				4.50%, 11/25/2045(c),(i)		635	635
American Homes 4 Rent 2015-SFR1				5.00%, 11/25/2045(c)		800	761
5.64%, 04/17/2052(c),(i)		1,045	1,043
				Rise Ltd
AMMC CLO 17 Ltd				4.75%, 02/15/2039(e),(i)		430	423
7.24%, 11/15/2027(c),(e),(i)		2,500	2,239
				Shenton Aircraft Investment I Ltd
AMMC CLO 18 Ltd				4.75%, 10/15/2042(c)		1,201	1,175
7.34%, 05/26/2028(c),(i)		1,750	1,505
				Sierra Timeshare 2012-1 Receivables Funding
Apidos CLO XXII				LLC
6.63%, 10/20/2027(c),(e),(i)		750	646
				2.84%, 11/20/2028(c)		22	22
Avery Point VII CLO Ltd
7.19%, 01/15/2028(c),(e),(i)		1,400	1,161
8.59%, 01/15/2028(c),(e),(i)		1,050	794

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)				Pipelines (continued)
Sierra Timeshare 2013-1 Receivables Funding				Williams Partners LP (continued)
LLC				5.10%, 09/15/2045		$250	$202
1.59%, 11/20/2029(c),(i)		$103	$102				$17,893
Sierra Timeshare 2013-3 Receivables Funding
LLC				Real Estate - 0.44%
2.20%, 10/20/2030(c),(i)		236	236	MAF Global Securities Ltd
				7.13%, 10/29/2049(h),(i)		10,500	10,946
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022(c),(i)		228	228	Rialto Holdings LLC / Rialto Corp
				7.00%, 12/01/2018(c)		2,238	2,210
TAL Advantage V LLC
3.55%, 11/20/2038(c),(i)		394	379				$13,156
THL Credit Wind River 2014-3 CLO Ltd				REITS- 0.21%
6.24%, 01/22/2027(c),(e),(i)		3,000	2,446	Brixmor Operating Partnership LP
VOLT XXXI LLC				3.85%, 02/01/2025		1,000	971
3.38%, 02/25/2055(c),(i)		361	356	Communications Sales & Leasing Inc / CSL
			$39,434	Capital LLC
Pharmaceuticals - 0.31%				8.25%, 10/15/2023		4,000	3,770
AbbVie Inc				Healthcare Realty Trust Inc
3.60%, 05/14/2025		1,495	1,539	3.88%, 05/01/2025		690	675
Express Scripts Holding Co				Host Hotels & Resorts LP
4.50%, 02/25/2026		1,320	1,416	5.25%, 03/15/2022		265	286
Johnson & Johnson				iStar Inc
0.74%, 11/28/2016(i)		430	430	6.50%, 07/01/2021		622	600
Valeant Pharmaceuticals International Inc							$6,302
4.50%, 05/15/2023(c)	EUR	2,810	2,400	Retail - 0.02%
5.50%, 03/01/2023(c)		$770	639	Foot Locker Inc
5.63%, 12/01/2021(c)		275	233	8.50%, 01/15/2022		410	484
5.88%, 05/15/2023(c)		3,300	2,780
			$9,437
				Semiconductors - 0.09%
Pipelines - 0.60%				Micron Technology Inc
Energy Transfer Partners LP				5.25%, 01/15/2024(c)		1,130	949
5.15%, 03/15/2045		100	85	5.63%, 01/15/2026(c)		1,320	1,076
6.13%, 12/15/2045		1,275	1,204	Sensata Technologies UK Financing Co plc
EnLink Midstream Partners LP				6.25%, 02/15/2026(c)		700	735
5.05%, 04/01/2045		340	251				$2,760
5.60%, 04/01/2044		200	153
Enterprise Products Operating LLC				Software - 0.10%
3.70%, 02/15/2026		160	162	Open Text Corp
				5.88%, 06/01/2026(c)		1,875	1,880
Kinder Morgan Energy Partners LP
3.45%, 02/15/2023		140	132	Oracle Corp
				0.83%, 07/07/2017(i)		1,075	1,077
3.50%, 09/01/2023		200	187
4.70%, 11/01/2042		285	233				$2,957
5.00%, 08/15/2042		710	600	Sovereign - 8.32%
5.00%, 03/01/2043		60	51	1MDB Global Investments Ltd
5.63%, 09/01/2041		440	392	4.40%, 03/09/2023		14,400	12,235
MPLX LP				Argentine Republic Government International
4.00%, 02/15/2025		115	103	Bond
4.50%, 07/15/2023(c)		190	180	6.25%, 04/22/2019(c),(m)		19,250	20,107
4.88%, 12/01/2024(c)		1,585	1,499	6.88%, 04/22/2021(c)		900	943
Plains All American Pipeline LP / PAA				7.50%, 04/22/2026(c)		150	157
Finance Corp				7.63%, 04/22/2046(c)		4,350	4,448
4.70%, 06/15/2044		387	304	Banco Nacional de Desenvolvimento
4.90%, 02/15/2045		745	607	Economico e Social
Regency Energy Partners LP / Regency				3.63%, 01/21/2019	EUR	11,065	12,113
Energy Finance Corp				Costa Rica Government International Bond
5.75%, 09/01/2020		530	544	4.38%, 04/30/2025(c)		$4,671	4,157
Sabine Pass Liquefaction LLC				7.16%, 03/12/2045(c)		800	736
5.63%, 03/01/2025		1,030	1,030	Croatia Government International Bond
Southern Gas Corridor CJSC				3.00%, 03/11/2025	EUR	6,537	6,816
6.88%, 03/24/2026(c)		5,025	5,177	6.25%, 04/27/2017(c)		$5,165	5,355
6.88%, 03/24/2026		1,250	1,288	6.75%, 11/05/2019		5,000	5,455
Targa Resources Partners LP / Targa				Export Credit Bank of Turkey
Resources Partners Finance Corp				5.38%, 02/08/2021(c)		5,700	5,814
4.25%, 11/15/2023		35	31	Financiera de Desarrollo Territorial SA
5.25%, 05/01/2023		135	127	Findeter
6.38%, 08/01/2022		210	208	7.88%, 08/12/2024(c),(e)	COP	3,380,000	960
6.75%, 03/15/2024(c)		1,940	1,916
				Ghana Government International Bond
Williams Cos Inc/The				7.88%, 08/07/2023(c)		$1,040	858
5.75%, 06/24/2044		525	428	8.13%, 01/18/2026		5,000	4,076
Williams Partners LP				8.13%, 01/18/2026(c)		400	326
4.00%, 09/15/2025		925	799	8.50%, 10/04/2017(c)		7,071	7,098

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Supranational Bank (continued)
Honduras Government International Bond				International Bank for Reconstruction &
8.75%, 12/16/2020		$3,780	$4,262	Development
Indonesia Government International Bond				1.38%, 05/24/2021		$1,035	$1,027
6.88%, 01/17/2018(m)		8,000	8,634				$41,849
Indonesia Treasury Bond
9.00%, 03/15/2029	IDR	130,000,000	10,254	Telecommunications - 1.17%
Iraq International Bond				Alcatel-Lucent USA Inc
5.80%, 01/15/2028(e)		$5,600	4,074	6.45%, 03/15/2029		1,215	1,288
Italy Buoni Ordinari del Tesoro BOT				6.50%, 01/15/2028		385	400
0.00%, 10/14/2016(b)	EUR	5,260	5,859	B Communications Ltd
				7.38%, 02/15/2021(c)		7,000	7,490
Ivory Coast Government International Bond
5.75%, 12/31/2032(i)		$11,150	10,063	Comcel Trust via Comunicaciones Celulares
KazAgro National Management Holding JSC				SA
3.26%, 05/22/2019	EUR	6,950	7,211	6.88%, 02/06/2024		6,879	6,407
Mexican Bonos				Digicel Ltd
5.75%, 03/05/2026(i)	MXN	150,000	7,905	6.00%, 04/15/2021		6,800	6,024
				GTH Finance BV
Montenegro Government International Bond				6.25%, 04/26/2020(c)		8,250	8,333
3.88%, 03/18/2020(c)	EUR	11,775	12,545
				7.25%, 04/26/2023(c)		4,900	4,955
Mozambique International Bond
10.50%, 01/18/2023		$1,000	750	Oi SA
				9.75%, 09/15/2016(c)	BRL	1,475	94
10.50%, 01/18/2023(c)		9,000	6,752
Pakistan Government International Bond							$34,991
7.88%, 03/31/2036		5,550	5,052	Textiles - 0.05%
Perusahaan Penerbit SBSN Indonesia III				Springs Industries Inc
4.35%, 09/10/2024		4,000	4,044	6.25%, 06/01/2021(e)		$1,562	1,582
Portugal Treasury Bill
0.00%, 09/23/2016(b)	EUR	5,260	5,852
Qatar Government International Bond				Transportation - 0.18%
2.38%, 06/02/2021(c),(k)		$10,000	9,877	Kazakhstan Temir Zholy Finance BV
4.63%, 06/02/2046(c),(k)		9,900	9,947	6.38%, 10/06/2020		5,250	5,342
Russian Foreign Bond - Eurobond
3.25%, 04/04/2017(m)		5,000	5,048	TOTAL BONDS			$884,439
Serbia International Bond					Principal
4.88%, 02/25/2020(m)		15,000	15,413	CONVERTIBLE BONDS - 2.25%	Amount (000's) Value (000's)
5.25%, 11/21/2017(c)		3,950	4,093
				Apparel - 0.01%
5.88%, 12/03/2018		5,000	5,301	Iconix Brand Group Inc
Spain Letras del Tesoro				1.50%, 03/15/2018		430	309
0.00%, 10/14/2016(b)	EUR	5,260	5,859
Ukraine Government International Bond
7.75%, 09/01/2020		$5,000	4,770	Automobile Parts & Equipment - 0.01%
Venezuela Government International Bond				Meritor Inc
9.25%, 05/07/2028		10,500	3,964	7.88%, 03/01/2026		325	392
			$249,183

Student Loan Asset Backed Securities - 0.05%				Banks- 0.13%
SoFi Professional Loan Program 2014-B				Bank of New York Mellon Luxembourg
LLC				SA/The
1.69%, 08/25/2032(c),(i)		86	86	4.24%, 12/15/2050(i)	EUR	8,700	3,872
SoFi Professional Loan Program 2015-A
LLC				Biotechnology - 0.06%
1.64%, 03/25/2033(c),(i)		540	532
				Acorda Therapeutics Inc
SoFi Professional Loan Program 2015-C				1.75%, 06/15/2021(a)		$875	803
LLC
3.58%, 08/25/2036(c),(i)		150	147	BioMarin Pharmaceutical Inc
				1.50%, 10/15/2020		320	397
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038(c),(i)		810	793	Medicines Co/The
				2.50%, 01/15/2022		425	540
			$1,558				$1,740

Supranational Bank - 1.40%				Coal- 0.00%
African Export-Import Bank				Alpha Natural Resources Inc
3.88%, 06/04/2018		10,000	10,095	0.00%, 12/15/2020(b)		100	1
5.75%, 07/27/2016		7,787	7,809
Banque Ouest Africaine de Developpement
5.50%, 05/06/2021(c)		8,400	8,601	Computers - 0.06%
Black Sea Trade & Development Bank				Brocade Communications Systems Inc
4.88%, 05/06/2021(c),(m)		6,400	6,592	1.38%, 01/01/2020		535	517
European Investment Bank				SanDisk Corp
1.13%, 08/15/2019		3,450	3,435	1.50%, 08/15/2017		850	1,381
1.38%, 06/15/2020		1,800	1,795				$1,898
1.63%, 03/16/2020		2,475	2,495	Diversified Financial Services - 0.02%
				Element Financial Corp
				5.13%, 06/30/2019(c)	CAD	725	602

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Electric - 0.03%				Oil & Gas - 0.13%
NRG Yield Inc				Cheniere Energy Inc
3.25%, 06/01/2020(c)		$225	$206	4.25%, 03/15/2045	$1,150	$651
3.50%, 02/01/2019(c)		650	626	Chesapeake Energy Corp
			$832	2.50%, 05/15/2037	1,210	1,119
				Whiting Petroleum Corp
Electrical Components & Equipment - 0.02%				1.25%, 04/01/2020(c)	2,920	2,219
General Cable Corp						$3,989
4.50%, 11/15/2029(a),(i)		75	45
SunPower Corp				Pharmaceuticals - 0.03%
0.75%, 06/01/2018		575	559	Herbalife Ltd
			$604	2.00%, 08/15/2019	900	877

Electronics - 0.03%
TTM Technologies Inc				REITS- 0.31%
1.75%, 12/15/2020		550	545	Colony Capital Inc
Vishay Intertechnology Inc				3.88%, 01/15/2021	625	597
2.25%, 11/15/2040		300	311	Equinix Inc
			$856	4.75%, 06/15/2016(a)	1,325	6,304
				Redwood Trust Inc
Energy - Alternate Sources - 0.00%				4.63%, 04/15/2018	330	322
SunEdison Inc				SL Green Operating Partnership LP
0.00%, 10/01/2018(b)		400	24	3.00%, 10/15/2017(c)	50	66
0.00%, 01/15/2020(a),(b),(c)		1,425	86
0.00%, 01/01/2021(b)		725	43	Spirit Realty Capital Inc
				2.88%, 05/15/2019	825	859
			$153	3.75%, 05/15/2021	150	162
Healthcare - Products - 0.02%				Starwood Property Trust Inc
Hologic Inc				3.75%, 10/15/2017	225	225
2.00%, 12/15/2037		325	488	4.55%, 03/01/2018	875	910
						$9,445

Healthcare - Services - 0.16%				Semiconductors - 0.83%
Anthem Inc				Intel Corp
2.75%, 10/15/2042		2,450	4,508	3.25%, 08/01/2039	3,501	5,532
Brookdale Senior Living Inc				Microchip Technology Inc
2.75%, 06/15/2018		190	188	2.13%, 12/15/2037	600	1,287
			$4,696	Micron Technology Inc
				2.13%, 02/15/2033	400	545
Holding Companies - Diversified - 0.01%				3.00%, 11/15/2043	315	229
RWT Holdings Inc				3.13%, 05/01/2032	300	432
5.63%, 11/15/2019		185	180	Novellus Systems Inc
				2.63%, 05/15/2041	3,708	9,036
Home Builders - 0.03%				NVIDIA Corp
CalAtlantic Group Inc				1.00%, 12/01/2018	3,225	7,496
0.25%, 06/01/2019		875	804	ON Semiconductor Corp
KB Home				2.63%, 12/15/2026	300	322
1.38%, 02/01/2019		165	155			$24,879
			$959	Software - 0.01%
Insurance - 0.04%				Nuance Communications Inc
				1.00%, 12/15/2035(c)	220	197
MGIC Investment Corp
2.00%, 04/01/2020		300	357
5.00%, 05/01/2017		775	803	Telecommunications - 0.08%
			$1,160	Ciena Corp
				3.75%, 10/15/2018(c)	660	755
Internet - 0.13%
				Palo Alto Networks Inc
LinkedIn Corp				0.00%, 07/01/2019 (b)	1,225	1,630
0.50%, 11/01/2019		615	575
VeriSign Inc						$2,385
4.34%, 08/15/2037(i)		1,325	3,304	Transportation - 0.02%
			$3,879	Ship Finance International Ltd
Investment Companies - 0.06%				3.25%, 02/01/2018	600	649
Aabar Investments PJSC
1.00%, 03/27/2022	EUR	2,000	1,580	TOTAL CONVERTIBLE BONDS		$67,410
Prospect Capital Corp				SENIOR FLOATING RATE INTERESTS - Principal
4.75%, 04/15/2020(a),(i)		$100	95	0.24%	Amount (000's) Value (000's)
			$1,675	Agriculture - 0.00%
Miscellaneous Manufacturers - 0.02%				Pinnacle Operating Corp, Term Loan B
				4.75%, 11/14/2018(i)	$164	$153
Trinity Industries Inc
3.88%, 06/01/2036		650	693
				Building Materials - 0.03%
				Continental Building Products Operating Co
				LLC, Term Loan B
				4.00%, 08/28/2020(i)	422	415

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)		Amount (000's)	Value(000	's)

Building Materials (continued)			U.S. Treasury (continued)
Ply Gem Industries Inc, Term Loan B			4.38%, 05/15/2041(m)		$2,564	$3,457
4.00%, 01/17/2021(i)	$405	$405				$167,123

		$820	U.S. Treasury Bill - 1.26%
Chemicals - 0.01%			0.46%, 07/14/2016(o),(p)		850	850
Emerald Performance Materials LLC, Term			0.46%, 11/25/2016(p)		12,275	12,248
Loan			0.56%, 03/02/2017(p)		12,300	12,247
4.50%, 07/23/2021(i)	261	262	0.68%, 05/25/2017(p)		12,300	12,218
						$37,563

Commercial Services - 0.03%			U.S. Treasury Inflation-Indexed Obligations - 1.00%
USAGM HoldCo LLC, Term Loan			0.13%, 04/15/2021(m)		12,007	12,146
4.75%, 07/27/2022(i)	963	936	1.00%, 02/15/2046(m)		6,734	6,924
			2.63%, 07/15/2017		10,341	10,796
Computers - 0.02%						$29,866
Western Digital Corp, Term Loan B			U.S. Treasury Strip - 0.16%
6.25%, 03/30/2023(i)	720	717	0.00%, 02/15/2044(b),(i),(q)		10,356	4,899

Diversified Financial Services - 0.01%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Aptean Holdings Inc, Term Loan B			OBLIGATIONS			$261,982
5.25%, 02/21/2020(i)	441	438			Maturity
			REPURCHASE AGREEMENTS - 5.86%		Amount (000's)	Value(000	's)

Leisure Products & Services - 0.01%			Banks- 5.86%
SRAM LLC, Term Loan B			Barclays Bank PLC Repurchase Agreement on		$ 13,570	$13,585
4.02%, 06/07/2018(i)	299	265	securities sold short; (0.75)% dated
			12/21/2015 (collateralized by Saudi
			Electricity Global Sukuk Co 2;
Miscellaneous Manufacturers - 0.02%			$13,966,582; 3.47%; dated 04/08/23)(r)
Gates Global LLC, Term Loan B			Barclays Bank PLC Repurchase Agreement on		4,946	4,947
4.25%, 06/11/2021(i)	625	604	securities sold short; (0.50)% dated
			05/11/2016 (collateralized by Ghana
			Government International Bond;
Oil & Gas - 0.02%			$5,086,292; 8.50%; dated 10/04/17)(r)
Power Buyer LLC, Term Loan
4.25%, 05/06/2020(i)	550	549	Barclays Bank PLC Repurchase Agreement on		5,024	5,033
			securities sold short; (0.70)% dated
			02/29/2016 (collateralized by IPIC GMTN
Pipelines - 0.03%			Ltd; $5,280,557; 6.88%; dated 11/01/41)(r)
Energy Transfer Equity LP, Term Loan			Barclays Bank PLC Repurchase Agreement on		7,732	7,732
3.25%, 11/15/2019(i)	593	571	securities sold short; (0.80)% dated
			05/27/2016 (collateralized by South Africa
Southcross Energy Partners LP, Term Loan B			Government International Bond;
5.25%, 07/29/2021(i)	291	233	$7,844,800; 4.88%; dated 04/14/26)(r)

		$804
Retail - 0.01%			Barclays Bank PLC Repurchase Agreement on		5,580	5,601
Talbots Inc/The, Term Loan B			securities sold short; (0.85)% dated
5.50%, 03/13/2020(i)	287	277	12/21/2015 (collateralized by IPIC GMTN
			Ltd; $5,725,000; 5.50%; dated 03/01/22)(r)
			Barclays Bank PLC Repurchase Agreement on		4,574	4,592
Telecommunications - 0.04%			securities sold short; (1.00)% dated
Integra Telecom Holdings Inc, Term Loan B			01/08/2016 (collateralized by ABJA
5.25%, 08/14/2020(i)	1,139	1,097	Investment Co Pte Ltd; $5,092,757; 4.85%;
			dated 01/31/20)(r)

Transportation - 0.01%			Barclays Bank PLC Repurchase Agreement on		5,663	5,694
OSG Bulk Ships Inc, Term Loan B-EXIT			securities sold short; (1.60)% dated
5.25%, 07/22/2019(i)	185	178	01/20/2016 (collateralized by Rio Tinto
			Finance PLC; $6,420,193; 2.88%; dated
			12/11/24	)(r)
TOTAL SENIOR FLOATING RATE INTERESTS		$7,100
U.S. GOVERNMENT & GOVERNMENT	Principal		Barclays Bank PLC Repurchase Agreement on		2,412	2,418
AGENCY OBLIGATIONS - 8.75%	Amount (000's) Value (000's)		securities sold short; (1.50)% dated
			03/30/2016 (collateralized by Venezuela
Federal National Mortgage Association (FNMA) - 0.75%			Government International Bond;
3.00%, 06/01/2045(n)	$22,000	$22,531	$2,652,167; 9.25%; dated 09/15/27)(r)
			Barclays Bank PLC Repurchase Agreement on		1,322	1,325
U.S. Treasury - 5.58%			securities sold short; (2.25)% dated
0.75%, 04/30/2018(o)	7,000	6,984	04/21/2016 (collateralized by Cia
1.25%, 03/31/2021(m)	2,475	2,462	Brasileira de Aluminio; $1,374,508;
			4.75%; dated 06/17/24)(r)
1.38%, 04/30/2021(m)	3,895	3,896
1.63%, 11/30/2020(m)	9,825	9,954	Merrill Lynch Repurchase Agreement on		1,807	1,808
1.75%, 05/15/2023(m)	7,369	7,420	securities sold short; (0.05)% dated
2.50%, 05/15/2046(m)	17	17	05/05/2016 (collateralized by Turkey
3.63%, 02/15/2044(m)	17,737	21,475	Government International Bond;
3.75%, 11/15/2043(m)	89,911	111,458	$1,816,146; 7.38%; dated 02/05/25) (r)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2016 (unaudited)

REPURCHASE AGREEMENTS	Maturity		REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Merrill Lynch Repurchase Agreement on	$1,924	$1,924	Merrill Lynch Repurchase Agreement on	$2,068	$2,071
securities sold short; (0.06)% dated			securities sold short; (0.45)% dated
05/31/2016 maturing 06/01/2016			02/16/2016 (collateralized by Turkey
(collateralized by United States Treasury			Government International Bond;
Note/Bond; $1,930,153; 1.63%; dated			$2,155,160; 7.38%; dated 02/05/25) (r)
05/15/26)			Merrill Lynch Repurchase Agreement on	15,253	15,253
Merrill Lynch Repurchase Agreement on	11,524	11,524	securities sold short; 0.36% dated
securities sold short; (0.06)% dated			05/31/2016 maturing 06/01/2016
05/31/2016 maturing 06/01/2016			(collateralized by United States Treasury
(collateralized by United States Treasury			Note/Bond; $15,285,384; 2.25%; dated
Note/Bond; $11,559,321; 1.63%; dated			11/15/25)
05/15/26)			Merrill Lynch Repurchase Agreement on	663	663
Merrill Lynch Repurchase Agreement on	3,707	3,707	securities sold short; 0.36% dated
securities sold short; (0.08)% dated			05/31/2016 maturing 06/01/2016
05/31/2016 maturing 06/01/2016			(collateralized by United States Treasury
(collateralized by United States Treasury			Note/Bond; $664,614; 1.38%; dated
Note/Bond; $3,711,205; 0.88%; dated			01/31/21)
05/15/19)			Merrill Lynch Repurchase Agreement on	1,057	1,058
Merrill Lynch Repurchase Agreement on	33,880	33,880	securities sold short; (0.45)% dated
securities sold short; (0.09)% dated			03/23/2016 (collateralized by Turkey
05/31/2016 maturing 06/01/2016			Government International Bond;
(collateralized by United States Treasury			$1,065,472; 7.38%; dated 02/05/25) (r)
Note/Bond; $34,123,713; 2.50%; dated			Merrill Lynch Repurchase Agreement on	152	152
02/15/46)			securities sold short; (0.50)% dated
Merrill Lynch Repurchase Agreement; 0.10%	5,847	5,847	04/25/2016 (collateralized by Colombia
dated 05/31/2016 maturing 06/01/2016			Government International Bond; $150,083;
(collateralized by United States Treasury			4.00%; dated 02/26/24) (r)
Note/Bond; $5,879,204; 4.50%; dated			Merrill Lynch Repurchase Agreement on	91	91
02/15/36)			securities sold short; (0.50)% dated
Merrill Lynch Repurchase Agreement on	10,085	10,085	04/26/2016 (collateralized by Colombia
securities sold short; 0.21% dated			Government International Bond; $90,050;
05/31/2016 maturing 06/01/2016			4.00%; dated 02/26/24) (r)
(collateralized by United States Treasury			Merrill Lynch Repurchase Agreement on	1,217	1,218
Note/Bond; $10,126,070; 5.38%; dated			securities sold short; (0.50)% dated
02/15/31)			05/11/2016 (collateralized by Turkey
Merrill Lynch Repurchase Agreement; 0.24%	3,492	3,492	Government International Bond;
dated 05/31/2016 maturing 06/01/2016			$1,210,764; 7.38%; dated 02/05/25) (r)
(collateralized by United States Treasury			Merrill Lynch Repurchase Agreement on	1,228	1,233
Note/Bond; $3,493,113; 1.38%; dated			securities sold short; (0.80)% dated
04/30/21)			12/01/2015 (collateralized by Kazakhstan
Merrill Lynch Repurchase Agreement on	2,254	2,254	Government International Bond;
securities sold short; 0.27% dated			$1,284,908; 5.13%; dated 07/21/25) (r)
05/31/2016 maturing 06/01/2016			Merrill Lynch Repurchase Agreement on	1,178	1,182
(collateralized by United States Treasury			securities sold short; (0.80)% dated
Note/Bond; $2,254,134; 0.75%; dated			12/15/2015 (collateralized by Kazakhstan
02/28/18)			Government International Bond;
Merrill Lynch Repurchase Agreement on	10,700	10,699	$1,284,908; 5.13%; dated 07/21/25) (r)
securities sold short; 0.30% dated			Merrill Lynch Repurchase Agreement on	3,315	3,325
05/31/2016 maturing 06/01/2016			securities sold short; (0.80)% dated
(collateralized by United States Treasury			01/12/2016 (collateralized by Kazakhstan
Note/Bond; $10,735,879; 6.25%; dated			Government International Bond;
05/15/30)			$3,587,036; 5.13%; dated 07/21/25) (r)
Merrill Lynch Repurchase Agreement on	2,961	2,961			$175,356
securities sold short; 0.33% dated			TOTAL REPURCHASE AGREEMENTS		$175,356
05/31/2016 maturing 06/01/2016			TOTAL PURCHASED OPTIONS - 0.41%		$12,387
(collateralized by United States Treasury			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
Note/Bond; $2,978,456; 3.75%; dated			0.01%		$383
08/15/41)			Total Investments		$3,272,204
Merrill Lynch Repurchase Agreement on	9,642	9,642	Other Assets and Liabilities - (9.29)%		$(278,062)
securities sold short; 0.34% dated			TOTAL NET ASSETS - 100.00%		$2,994,142
05/31/2016 maturing 06/01/2016
(collateralized by United States Treasury
Note/Bond; $9,706,336; 2.50%; dated			(a)	Security or a portion of the security was pledged as collateral for short
02/15/45)			sales. At the end of the period, the value of these securities totaled
Merrill Lynch Repurchase Agreement on	360	360	$133,313 or 4.45% of net assets.
securities sold short; 0.34% dated			(b) Non-Income Producing Security
05/31/2016 maturing 06/01/2016			(c)	Security exempt from registration under Rule 144A of the Securities Act of
(collateralized by United States Treasury			1933. These securities may be resold in transactions exempt from
Note/Bond; $362,585; 3.13%; dated			registration, normally to qualified institutional buyers. At the end of the
11/15/41)			period, the value of these securities totaled $336,509 or 11.24% of net
			assets.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

(d)	Security or a portion of the security was pledged to cover margin
	requirements for options contracts. At the end of the period, the value of	Portfolio Summary (unaudited)
	these securities totaled $9,883 or 0.33% of net assets.	Sector	Percent
(e)	Security is Illiquid. At the end of the period, the value of these securities	Exchange Traded Funds	21.50%
	totaled $37,545 or 1.25% of net assets.	Government	17.89%
(f)	Fair value of these investments is determined in good faith by the Manager	Financial	16.71%
	under procedures established and periodically reviewed by the Board of	Consumer, Non-cyclical	11.91%
	Directors. At the end of the period, the fair value of these securities totaled	Industrial	6.65%
	$23,061 or 0.77% of net assets.	Technology	5.75%
(g)	Restricted Security. Please see Restricted Security Sub-Schedule for more	Energy	5.60%
	information.	Communications	5.51%
(h)	Perpetual security. Perpetual securities pay an indefinite stream of	Consumer, Cyclical	5.49%
	interest, but they may be called by the issuer at an earlier date.	Mortgage Securities	3.53%
(i)	Variable Rate. Rate shown is in effect at May 31, 2016.	Basic Materials	3.21%
(j)	Security is an Interest Only Strip.	Asset Backed Securities	2.90%
(k)	Security purchased on a when-issued basis.	Utilities	1.88%
(l)	Payment in kind; the issuer has the option of paying additional securities	Purchased Options	0.41%
	in lieu of cash.	Diversified	0.34%
(m)	Security or portion of the security was pledged as collateral for reverse	Purchased Interest Rate Swaptions	0.01%
	repurchase agreements. At the end of the period, the value of these	Investments Sold Short	(18.09)%
	securities totaled $164,250 or 5.49% of net assets.	Other Assets and Liabilities	8.80%
(n)	Security was purchased in a "to-be-announced" ("TBA") transaction. See	TOTAL NET ASSETS	100.00%
	Notes to Financial Statements for additional information.
(o)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $1,598 or 0.05% of net assets.
(p)	Rate shown is the discount rate of the original purchase.
(q)	Security is a Principal Only Strip.
(r)	Although the maturity date of the repurchase agreement is open-ended
	through the maturity date of the collateral, the Fund has a right to
	terminate the repurchase agreement and demand repayment from the
	counterparty at any time with two days' notice or less. During periods of
	high demand for the collateral security, the fund may also pay the
	counterparty a fee.

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Airbnb, Inc	06/24/2015	$157	$202	0.01%
Birst Inc	03/03/2015	123	114	0.00%
Cloudera Inc	02/05/2014	55	68	0.00%
DraftKings Inc	12/04/2014	52	59	0.00%
DraftKings Inc Term Notes	12/22/2015	27	27	0.00%
Dropbox Inc	01/28/2014	51	33	0.00%
Forescout Tech Inc	11/24/2015	109	109	0.00%
Forward Venture Services LLC	11/20/2014	170	188	0.01%
General Assembly Space, Inc	07/31/2015	107	107	0.00%
Jand Inc	04/23/2015	19	18	0.00%
Jand Inc	04/23/2015	43	39	0.00%
Klarna Holding AB	08/07/2015	89	93	0.00%
Lithium Technologies Inc	04/16/2015	290	291	0.01%
Marklogic Corp	04/27/2015	172	155	0.01%
Nutanix Inc	08/25/2014	48	43	0.00%
Pinterest Inc	03/16/2015	627	549	0.02%
Redfin Corp	12/15/2014	97	102	0.00%
Trade Desk Preferred	02/09/2016	89	89	0.00%
Uber Technologies Inc	06/05/2014	236	741	0.02%
Veracode Inc	08/26/2014	112	130	0.00%
WeWork Cos Inc	12/08/2014	16	49	0.00%
WeWork Cos Inc Series D-1	12/08/2014	81	244	0.01%
WeWork Cos Inc Series D-2	12/08/2014	64	192	0.01%
Zuora Inc	01/15/2015	156	169	0.01%

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Credit Default Swaps

Buy Protection
			(Pay)/				Upfront	Unrealized
			Receive	Expiration	Notional		Premiums	Appreciation/		Fair Value
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date		Amount	Paid/(Received)	(Depreciation)		Asset Liability
Barclays Bank PLC	AngloGold Ashanti Holdings PLC		(1.00)%	09/21/2020		$10,000	$1,022	$746		$1,768	$—
Barclays Bank PLC	CDX.EM.25		(1.00)%	06/20/2021		25,000	2,170	114		2,284	—
Barclays Bank PLC	Deutsche Bank AG		(1.00)%	06/20/2021	EUR	200	10	(3)		7	—
Barclays Bank PLC	Emirate of Dubai Government		(5.00)%	06/20/2021		$20,000	(2,354)	(282)		—	(2,636)
	International Bonds
Barclays Bank PLC	ITRAXX.ASIA		(1.00)%	06/20/2021		1,110	22	—		22	—
Barclays Bank PLC	Turkey Government International		(1.00)%	06/20/2021		15,000	1,192	(28)		1,164	—
	Bond
Barclays Bank PLC	Turkey Government International		(1.00)%	06/20/2021		2,350	163	19		182	—
	Bond
Citigroup Inc	Russian Agricultural Bank OJSC		(1.00)%	03/20/2019		5,000	215	39		254	—
	Via RSHB Capital SA
Credit Suisse	Deutsche Bank AG		(1.00)%	06/20/2021	EUR	375	16	(3)		13	—
Goldman Sachs & Co	Turkey Government International		(1.00)%	06/20/2021		$15,000	981	183		1,164	—
	Bond
Morgan Stanley & Co	ITRAXX.ASIA		(1.00)%	06/20/2021		2,260	46	(2)		44	—
Total							$3,483	$783		$6,902	$(2,636)

Sell Protection
		Implied
		Credit Spread	(Pay)/				Upfront	Unrealized
		as of May 31,	Receive	Expiration	Notional		Premiums	Appreciation/		Fair Value (b)
Counterparty (Issuer)	Reference Entity	2016 (c)	Fixed Rate	Date		Amount (a)	Paid/(Received)	(Depreciation)		Asset Liability
Barclays Bank PLC	Deutsche Bank AG	3.32%	1.00%	06/20/2021	EUR	200	$(29)	$5	$	— $	(24)
Credit Suisse	Deutsche Bank AG	3.32%	1.00%	06/20/2021		375	(52)	6		—	(46)
HSBC Securities Inc	Croatia Government	2.25%	1.00%	09/20/2020		$10,000	(657)	151		—	(506)
	International Bond
HSBC Securities Inc	Croatia Government	2.34%	1.00%	12/20/2020		10,000	(761)	190		—	(571)
	International Bond
Total							$(1,499)	$352	$	— $	(1,147)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
			(Pay)/				Upfront	Unrealized
			Receive	Expiration	Notional		Premiums	Appreciation/
	Reference Entity		Fixed Rate	Date		Amount	Paid/(Received)	(Depreciation)		Fair Value
	CDX.HY.26		(5.00)%	06/20/2021		$450	$(7)	$(5)			$(12)
	CDX.NA.HY.26		(5.00)%	06/20/2021		10,200	(175)	(107)			(282)
Total							$(182)	$(112)			$(294)

Sell Protection
		Implied
		Credit Spread	(Pay)/				Upfront	Unrealized
		as of May 31,	Receive	Expiration	Notional		Premiums	Appreciation/
	Reference Entity	2016 (c)	Fixed Rate	Date		Amount (a)	Paid/(Received)	(Depreciation)		Fair Value (b)
	CDX.NA.HY.26	N/A	5.00%	06/20/2021		$4,000	$95	$15			$110
Total							$95	$15			$110

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $24,000 and 575 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	06/15/2016	JPY	78,390,000	$700	$708	$8	$—
Bank of America NA	06/17/2016	AUD	74,330,000	55,589	53,684	—	(1,905)
Bank of America NA	06/17/2016	CAD	131,303,000	100,268	100,134	714	(848)
Bank of America NA	06/17/2016	CHF	66,865,000	69,854	67,336	—	(2,518)
Bank of America NA	06/17/2016	EUR	103,722,000	116,737	115,465	87	(1,359)
Bank of America NA	06/17/2016	GBP	21,426,000	30,933	31,033	237	(137)
Bank of America NA	06/17/2016	JPY	10,112,091,000	91,267	91,379	846	(734)
Bank of America NA	06/17/2016	MXN	201,326,000	11,392	10,890	—	(502)
Bank of America NA	06/17/2016	NZD	93,445,000	63,517	63,163	330	(684)
Bank of New York Mellon	06/10/2016	EUR	10,494,687	11,774	11,680	—	(94)
Bank of New York Mellon	06/10/2016	ZAR	349,681	22	22	—	—
Bank of New York Mellon	06/15/2016	GBP	210,000	304	304	—	—
Barclays Bank PLC	06/01/2016	CAD	17,160	13	13	—	—
Barclays Bank PLC	06/01/2016	MXN	73,812,350	4,000	3,999	1	(2)
Barclays Bank PLC	06/02/2016	BRL	4,276,125	1,218	1,184	1	(35)
Barclays Bank PLC	06/02/2016	EUR	1,000,000	1,113	1,113	—	—
Barclays Bank PLC	06/02/2016	GBP	1,265,205	1,832	1,832	—	—
Barclays Bank PLC	06/03/2016	AUD	1,585,000	1,152	1,146	—	(6)
Barclays Bank PLC	06/03/2016	CAD	3,925,273	3,000	2,993	—	(7)
Barclays Bank PLC	06/03/2016	EUR	4,750,000	5,315	5,285	1	(31)
Barclays Bank PLC	06/03/2016	GBP	1,559,915	2,270	2,259	—	(11)
Barclays Bank PLC	06/03/2016	INR	40,116,000	600	596	—	(4)
Barclays Bank PLC	06/03/2016	JPY	301,348,300	2,750	2,721	—	(29)
Barclays Bank PLC	06/03/2016	MXN	36,862,950	2,000	1,997	—	(3)
Barclays Bank PLC	06/06/2016	EUR	500,000	575	556	—	(19)
Barclays Bank PLC	06/06/2016	PLN	2,200,605	575	558	—	(17)
Barclays Bank PLC	06/20/2016	AUD	3,353,000	2,414	2,422	8	—
Barclays Bank PLC	06/20/2016	CAD	3,910,669	2,982	2,982	3	(3)
Barclays Bank PLC	06/20/2016	JPY	34,610,940	315	313	—	(2)
Barclays Bank PLC	06/20/2016	MXN	24,549,819	1,341	1,327	—	(14)
Barclays Bank PLC	06/20/2016	NOK	15,008,502	1,796	1,794	—	(2)
Barclays Bank PLC	06/20/2016	NZD	5,551,000	3,732	3,751	19	—
Barclays Bank PLC	06/20/2016	SEK	6,335,132	759	760	1	—
Barclays Bank PLC	07/12/2016	AUD	922,500	674	666	—	(8)
Barclays Bank PLC	07/12/2016	HUF	220,979,082	804	785	—	(19)
Barclays Bank PLC	07/12/2016	MXN	55,434,837	3,058	2,991	—	(67)
Barclays Bank PLC	07/12/2016	PLN	2,179,538	570	552	—	(18)
Barclays Bank PLC	07/12/2016	TRY	2,445,258	814	820	6	—
Barclays Bank PLC	07/12/2016	ZAR	12,687,164	820	802	—	(18)
Barclays Bank PLC	07/25/2016	ZAR	3,546,928	224	224	—	—
Barclays Bank PLC	08/02/2016	BRL	10,194,185	2,785	2,772	7	(20)
Barclays Bank PLC	08/04/2016	CNY	9,151,700	1,400	1,386	—	(14)
Barclays Bank PLC	09/12/2016	CNY	2,995,650	450	452	2	—
Barclays Bank PLC	09/14/2016	CNY	49,340,290	7,465	7,451	20	(34)
Barclays Bank PLC	10/03/2016	EUR	2,002,595	2,156	2,238	82	—
Barclays Bank PLC	12/05/2016	EUR	5,120,775	5,824	5,736	4	(92)
Barclays Bank PLC	02/16/2017	CNY	4,753,440	720	709	—	(11)
Barclays Bank PLC	09/25/2017	EUR	952,625	1,086	1,083	—	(3)
Citigroup Inc	06/15/2016	AUD	40,334,000	29,966	29,133	94	(927)
Citigroup Inc	06/15/2016	BRL	25,047,000	6,727	6,904	209	(32)
Citigroup Inc	06/15/2016	CAD	16,320,000	12,412	12,446	126	(92)
Citigroup Inc	06/15/2016	CHF	14,581,003	14,841	14,682	—	(159)
Citigroup Inc	06/15/2016	CLP	1,826,586,000	2,639	2,633	—	(6)
Citigroup Inc	06/15/2016	COP	503,947,000	158	162	4	—
Citigroup Inc	06/15/2016	CZK	75,100,000	3,034	3,095	64	(3)
Citigroup Inc	06/15/2016	DKK	6,234,000	935	933	6	(8)
Citigroup Inc	06/15/2016	EUR	22,855,321	25,790	25,441	81	(430)
Citigroup Inc	06/15/2016	GBP	23,604,998	34,311	34,189	100	(222)
Citigroup Inc	06/15/2016	HKD	693,556	89	89	—	—
Citigroup Inc	06/15/2016	HUF	1,095,546,000	3,911	3,888	1	(24)
Citigroup Inc	06/15/2016	IDR	16,214,816,000	1,214	1,186	—	(28)
Citigroup Inc	06/15/2016	ILS	9,537,000	2,499	2,477	—	(22)
Citigroup Inc	06/15/2016	INR	127,771,000	1,891	1,895	11	(7)
Citigroup Inc	06/15/2016	JPY	5,036,747,003	44,798	45,510	788	(76)
Citigroup Inc	06/15/2016	KRW	14,311,465,515	12,215	12,016	10	(209)
Citigroup Inc	06/15/2016	MXN	232,183,181	12,950	12,561	7	(396)
Citigroup Inc	06/15/2016	MYR	11,498,000	2,854	2,788	11	(77)
Citigroup Inc	06/15/2016	NOK	97,742,361	11,767	11,685	48	(130)
Citigroup Inc	06/15/2016	NZD	32,239,997	21,975	21,795	125	(305)
Citigroup Inc	06/15/2016	PHP	27,175,000	581	581	3	(3)
Citigroup Inc	06/15/2016	PLN	16,096,999	4,193	4,081	5	(117)
Citigroup Inc	06/15/2016	SEK	123,531,164	14,999	14,820	52	(231)
Citigroup Inc	06/15/2016	SGD	11,097,000	7,949	8,057	137	(29)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/15/2016	TRY	28,461,000	$9,455	$9,610	$162	$(7)
Citigroup Inc	06/15/2016	TWD	58,730,495	1,787	1,800	17	(4)
Citigroup Inc	06/15/2016	ZAR	59,779,998	3,959	3,794	13	(178)
Citigroup Inc	06/23/2016	PLN	3,485,593	898	884	—	(14)
Citigroup Inc	09/21/2016	AUD	3,579,656	2,569	2,577	8	—
Citigroup Inc	09/21/2016	BRL	1,500,965	404	402	—	(2)
Citigroup Inc	09/21/2016	CAD	5,479,767	4,208	4,180	—	(28)
Citigroup Inc	09/21/2016	CHF	430,000	436	435	—	(1)
Citigroup Inc	09/21/2016	CZK	25,696,966	1,066	1,063	—	(3)
Citigroup Inc	09/21/2016	GBP	2,319,000	3,406	3,361	—	(45)
Citigroup Inc	09/21/2016	HUF	31,707,000	113	113	—	—
Citigroup Inc	09/21/2016	IDR	6,920,415,000	498	498	1	(1)
Citigroup Inc	09/21/2016	ILS	13,000	3	3	—	—
Citigroup Inc	09/21/2016	INR	61,391,711	894	898	4	—
Citigroup Inc	09/21/2016	JPY	2,418,858,773	22,002	21,933	24	(93)
Citigroup Inc	09/21/2016	KRW	315,000	—	—	—	—
Citigroup Inc	09/21/2016	MYR	4,445,316	1,083	1,077	—	(6)
Citigroup Inc	09/21/2016	NOK	2,057,000	246	246	—	—
Citigroup Inc	09/21/2016	NZD	12,692,997	8,500	8,537	37	—
Citigroup Inc	09/21/2016	PHP	11,539,852	245	245	—	—
Citigroup Inc	09/21/2016	PLN	226,000	57	57	—	—
Citigroup Inc	09/21/2016	SGD	1,696,327	1,228	1,230	2	—
Citigroup Inc	09/21/2016	TRY	16,191,452	5,344	5,334	1	(11)
Citigroup Inc	09/21/2016	ZAR	17,155,998	1,076	1,068	—	(8)
Commonwealth Bank of Australia	06/07/2016	AUD	9,000,000	6,531	6,503	—	(28)
Credit Suisse	07/29/2016	COP	11,200,000,000	3,734	3,586	—	(148)
Credit Suisse	04/05/2017	EUR	1,500	2	2	—	—
Merrill Lynch	06/02/2016	BRL	24,485,000	6,821	6,776	—	(45)
Merrill Lynch	06/03/2016	HUF	2,057,000,000	7,562	7,299	—	(263)
Morgan Stanley & Co	06/10/2016	JPY	563,150,000	5,199	5,087	—	(112)
Morgan Stanley & Co	06/20/2016	MXN	125,000,000	6,751	6,759	8	—
Morgan Stanley & Co	06/30/2016	NOK	70,000,000	8,586	8,370	—	(216)
Total						$4,536	$(14,016)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	06/17/2016	AUD	78,977,000	$57,771	$57,040	$832	$(101)
Bank of America NA	06/17/2016	CAD	79,960,000	61,386	60,979	531	(124)
Bank of America NA	06/17/2016	CHF	100,965,000	103,523	101,676	1,847	—
Bank of America NA	06/17/2016	EUR	68,816,000	77,163	76,607	556	—
Bank of America NA	06/17/2016	GBP	53,150,000	76,217	76,982	31	(796)
Bank of America NA	06/17/2016	JPY	4,932,712,000	45,118	44,574	658	(114)
Bank of America NA	06/17/2016	MXN	511,058,000	28,689	27,643	1,046	—
Bank of America NA	06/17/2016	NZD	67,664,000	45,707	45,736	291	(320)
Bank of New York Mellon	06/10/2016	EUR	42,719,281	48,389	47,544	845	—
Bank of New York Mellon	06/10/2016	GBP	5,447,767	7,832	7,890	—	(58)
Bank of New York Mellon	06/10/2016	ZAR	349,681	22	22	—	—
Bank of New York Mellon	06/15/2016	CHF	3,710,000	3,744	3,736	8	—
Bank of New York Mellon	06/15/2016	EUR	17,525,000	19,465	19,508	51	(94)
Bank of New York Mellon	06/15/2016	GBP	1,410,000	2,005	2,042	1	(38)
Barclays Bank PLC	06/01/2016	MXN	73,812,350	4,008	4,000	8	—
Barclays Bank PLC	06/02/2016	BRL	4,276,125	1,204	1,184	20	—
Barclays Bank PLC	06/02/2016	EUR	1,000,000	1,109	1,113	—	(4)
Barclays Bank PLC	06/02/2016	GBP	764,900	1,113	1,108	5	—
Barclays Bank PLC	06/03/2016	AUD	2,585,000	1,887	1,868	19	—
Barclays Bank PLC	06/03/2016	CAD	5,856,417	4,500	4,466	34	—
Barclays Bank PLC	06/03/2016	EUR	1,000,000	1,108	1,113	—	(5)
Barclays Bank PLC	06/03/2016	GBP	761,303	1,116	1,103	13	—
Barclays Bank PLC	06/03/2016	INR	40,074,000	600	595	5	—
Barclays Bank PLC	06/03/2016	MXN	27,620,233	1,500	1,496	4	—
Barclays Bank PLC	06/06/2016	EUR	500,000	574	556	18	—
Barclays Bank PLC	06/06/2016	PLN	2,202,074	576	558	18	—
Barclays Bank PLC	06/07/2016	KRW	854,887,500	750	717	33	—
Barclays Bank PLC	06/13/2016	KRW	586,000,000	500	492	8	—
Barclays Bank PLC	06/20/2016	AUD	877,500	639	634	5	—
Barclays Bank PLC	06/20/2016	CAD	908,000	703	692	11	—
Barclays Bank PLC	06/20/2016	JPY	393,037,209	3,580	3,552	28	—
Barclays Bank PLC	06/20/2016	NZD	8,116,000	5,473	5,485	—	(12)
Barclays Bank PLC	06/20/2016	SEK	15,971,642	1,916	1,917	—	(1)
Barclays Bank PLC	06/23/2016	KRW	594,850,000	500	500	—	—
Barclays Bank PLC	07/12/2016	AUD	922,500	688	666	22	—
Barclays Bank PLC	07/12/2016	HUF	75,712,175	278	269	9	—
Barclays Bank PLC	07/12/2016	MXN	21,368,791	1,186	1,152	34	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	07/12/2016	TRY	10,271,962	$3,500	$3,444	$64	$(8)
Barclays Bank PLC	07/25/2016	ZAR	3,546,928	242	223	19	—
Barclays Bank PLC	08/02/2016	BRL	1,037,585	285	282	3	—
Barclays Bank PLC	08/04/2016	CNY	2,612,680	400	396	4	—
Barclays Bank PLC	08/31/2016	INR	61,636,500	900	904	2	(6)
Barclays Bank PLC	09/12/2016	CNY	3,085,200	450	466	—	(16)
Barclays Bank PLC	09/14/2016	CNY	50,198,760	7,465	7,581	34	(150)
Barclays Bank PLC	09/23/2016	EUR	5,259,750	6,026	5,875	151	—
Barclays Bank PLC	10/03/2016	EUR	5,000,005	5,693	5,587	106	—
Barclays Bank PLC	10/14/2016	EUR	10,526,680	12,071	11,768	303	—
Barclays Bank PLC	12/05/2016	EUR	19,654,225	21,846	22,016	120	(290)
Barclays Bank PLC	02/16/2017	CNY	39,540,465	5,910	5,897	28	(15)
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,083	8	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,201	1,127	74	—
Citigroup Inc	06/15/2016	AUD	39,249,656	29,045	28,350	764	(69)
Citigroup Inc	06/15/2016	BRL	24,495,964	6,558	6,752	30	(224)
Citigroup Inc	06/15/2016	CAD	12,438,188	9,434	9,486	51	(103)
Citigroup Inc	06/15/2016	CHF	25,323,000	25,578	25,498	114	(34)
Citigroup Inc	06/15/2016	CLP	1,826,586,000	2,644	2,634	17	(7)
Citigroup Inc	06/15/2016	COP	521,347,000	164	169	3	(8)
Citigroup Inc	06/15/2016	CZK	54,696,966	2,262	2,254	11	(3)
Citigroup Inc	06/15/2016	DKK	4,997,000	731	748	—	(17)
Citigroup Inc	06/15/2016	EUR	24,045,250	27,104	26,766	386	(48)
Citigroup Inc	06/15/2016	GBP	23,604,998	33,250	34,189	—	(939)
Citigroup Inc	06/15/2016	HKD	1,224,000	157	157	—	—
Citigroup Inc	06/15/2016	HUF	1,095,546,000	3,946	3,888	59	(1)
Citigroup Inc	06/15/2016	IDR	16,214,816,000	1,195	1,186	10	(1)
Citigroup Inc	06/15/2016	ILS	9,537,000	2,474	2,476	10	(12)
Citigroup Inc	06/15/2016	INR	100,075,711	1,485	1,485	3	(3)
Citigroup Inc	06/15/2016	JPY	4,437,614,773	40,360	40,097	330	(67)
Citigroup Inc	06/15/2016	KRW	19,755,532,999	16,352	16,588	139	(375)
Citigroup Inc	06/15/2016	MXN	281,826,002	15,594	15,247	347	—
Citigroup Inc	06/15/2016	MYR	8,613,316	2,125	2,088	38	(1)
Citigroup Inc	06/15/2016	NOK	105,225,997	12,277	12,580	12	(315)
Citigroup Inc	06/15/2016	NZD	32,239,997	21,594	21,795	29	(230)
Citigroup Inc	06/15/2016	PHP	25,761,852	547	551	—	(4)
Citigroup Inc	06/15/2016	PLN	16,096,999	4,145	4,081	66	(2)
Citigroup Inc	06/15/2016	SEK	156,882,631	18,788	18,821	172	(205)
Citigroup Inc	06/15/2016	SGD	9,843,327	7,196	7,147	57	(8)
Citigroup Inc	06/15/2016	TRY	18,138,452	6,124	6,124	12	(12)
Citigroup Inc	06/15/2016	TWD	63,263,000	1,949	1,939	11	(1)
Citigroup Inc	06/15/2016	ZAR	59,779,998	3,821	3,794	38	(11)
Citigroup Inc	06/23/2016	HUF	250,000,000	897	887	10	—
Citigroup Inc	06/23/2016	IDR	70,500,000,000	5,117	5,154	—	(37)
Citigroup Inc	09/21/2016	AUD	4,366,000	3,127	3,143	—	(16)
Citigroup Inc	09/21/2016	CAD	637,145	488	486	2	—
Citigroup Inc	09/21/2016	CHF	10,029,003	10,176	10,150	26	—
Citigroup Inc	09/21/2016	CLP	1,969,036,000	2,815	2,813	2	—
Citigroup Inc	09/21/2016	COP	22,501,000	7	7	—	—
Citigroup Inc	09/21/2016	EUR	4,486,756	5,030	5,011	19	—
Citigroup Inc	09/21/2016	GBP	8,587,998	12,622	12,447	175	—
Citigroup Inc	09/21/2016	HKD	693,556	89	89	—	—
Citigroup Inc	09/21/2016	HUF	933,703,002	3,327	3,313	14	—
Citigroup Inc	09/21/2016	IDR	3,215,924,000	230	231	—	(1)
Citigroup Inc	09/21/2016	ILS	6,049,000	1,582	1,576	6	—
Citigroup Inc	09/21/2016	INR	7,365,000	107	108	—	(1)
Citigroup Inc	09/21/2016	JPY	34,251,000	314	311	3	—
Citigroup Inc	09/21/2016	KRW	4,913,935,515	4,143	4,121	22	—
Citigroup Inc	09/21/2016	MXN	47,254,181	2,534	2,532	3	(1)
Citigroup Inc	09/21/2016	NOK	14,870,361	1,790	1,779	11	—
Citigroup Inc	09/21/2016	PLN	5,124,999	1,295	1,298	—	(3)
Citigroup Inc	09/21/2016	SEK	31,098,368	3,762	3,747	15	—
Citigroup Inc	09/21/2016	SGD	81,000	59	59	—	—
Citigroup Inc	09/21/2016	TRY	388,000	128	128	—	—
Citigroup Inc	09/21/2016	TWD	11,375,498	348	348	—	—
Citigroup Inc	09/21/2016	ZAR	11,651,000	727	725	2	—
Commonwealth Bank of Australia	06/07/2016	NZD	9,864,000	6,532	6,672	—	(140)
Commonwealth Bank of Australia	06/09/2016	NZD	7,400,000	5,093	5,005	88	—
Credit Agricole	06/15/2016	EUR	25,850,000	29,026	28,775	251	—
Credit Suisse	06/15/2016	GBP	793,000	1,125	1,149	—	(24)
Credit Suisse	06/23/2016	COP	3,330,000,000	1,090	1,073	17	—
Credit Suisse	06/23/2016	IDR	47,000,000,000	3,484	3,436	48	—
Credit Suisse	06/30/2016	EUR	636,000	712	708	4	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Credit Suisse	07/29/2016	COP	11,200,000,000	$3,814	$3,586	$228	$—
Deutsche Bank AG	06/09/2016	TRY	14,600,000	4,957	4,937	20	—
Deutsche Bank AG	06/30/2016	EUR	2,640,000	2,956	2,940	16	—
HSBC Securities Inc	06/23/2016	MXN	146,570,000	7,878	7,923	—	(45)
Merrill Lynch	06/02/2016	BRL	24,485,000	6,889	6,776	113	—
Merrill Lynch	06/03/2016	EUR	6,570,000	7,531	7,310	221	—
Merrill Lynch	06/10/2016	BRL	3,500,000	933	966	—	(33)
Merrill Lynch	06/10/2016	MXN	10,000,000	552	541	11	—
Merrill Lynch	06/13/2016	KRW	6,000,000,000	5,141	5,037	104	—
Merrill Lynch	07/05/2016	BRL	24,485,000	6,754	6,709	45	—
Merrill Lynch	08/23/2016	TWD	303,000,000	9,280	9,286	—	(6)
Merrill Lynch	09/19/2016	CNY	61,300,000	9,293	9,254	39	—
Morgan Stanley & Co	06/13/2016	CLP	3,400,000,000	5,029	4,902	127	—
Morgan Stanley & Co	06/20/2016	CAD	8,800,000	6,750	6,711	39	—
Morgan Stanley & Co	06/30/2016	CAD	10,900,000	8,625	8,313	312	—
Morgan Stanley & Co	06/30/2016	MXN	3,597,635	194	194	—	—
Morgan Stanley & Co	06/30/2016	ZAR	51,500,000	3,289	3,259	30	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2	—	—
State Street Financial	06/15/2016	JPY	10,677,419,000	94,734	96,479	—	(1,745)
UBS AG	06/15/2016	CHF	47,000	47	47	—	—
Total						$12,639	$(6,904)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2016		Short	4	$1,014		$1,014	$—
3 Month Euro Swiss; March 2017		Short	1	254		254	—
3 Month Euro Swiss; September 2016		Short	7	1,775		1,774	1
30 Day Federal Funds; December 2016		Long	11	4,553		4,555	2
90 Day Eurodollar; December 2016		Short	103	25,514		25,508	6
90 Day Eurodollar; December 2016		Short	18	4,456		4,458	(2)
90 Day Eurodollar; December 2017		Short	4	988		988	—
90 Day Eurodollar; December 2017		Short	740	182,276		182,725	(449)
90 Day Eurodollar; June 2016		Short	35	8,688		8,687	1
90 Day Eurodollar; June 2017		Short	1,529	377,946		378,103	(157)
90 Day Eurodollar; June 2017		Long	47	11,623		11,622	(1)
90 Day Eurodollar; June 2017		Short	5	1,236		1,236	—
90 Day Eurodollar; March 2017		Short	117	28,970		28,953	17
90 Day Eurodollar; March 2017		Short	77	19,061		19,055	6
90 Day Eurodollar; March 2018		Short	3	740		740	—
90 Day Eurodollar; September 2016		Short	150	37,181		37,187	(6)
90 Day Eurodollar; September 2016		Short	1,712	424,728		424,426	302
90 Day Eurodollar; September 2017		Short	5	1,236		1,236	—
90 Day Short Sterling; December 2016		Long	58	10,429		10,438	9
90 Day Short Sterling; December 2017		Long	17	3,055		3,051	(4)
90 Day Short Sterling; June 2017		Long	16	2,876		2,876	—
90 Day Short Sterling; June 2017		Long	1,563	280,973		280,934	(39)
90 Day Short Sterling; June 2017		Long	25	4,496		4,493	(3)
90 Day Short Sterling; March 2017		Long	89	16,002		16,008	6
90 Day Short Sterling; March 2018		Long	15	2,695		2,691	(4)
90 Day Short Sterling; September 2016		Long	48	8,634		8,640	6
90 Day Short Sterling; September 2017		Long	20	3,595		3,592	(3)
AEX Index; June 2016		Long	10	956		996	40
ASX 90 Day Bank Bill; June 2017		Short	130	93,551		93,543	8
Australia 10 Year Bond; June 2016		Short	13	1,237		1,249	(12)
Australia 10 Year Bond; June 2016		Short	202	18,898		19,401	(503)
Australia 10 Year Bond; June 2016		Long	399	38,135		38,321	186
Australia 3 Year Bond; June 2016		Long	67	5,469		5,458	(11)
BIST 30 Index; June 2016		Long	38	138		124	(14)
CAC40 Index; June 2016		Short	18	851		897	(46)
CAC40 Index; June 2016		Long	172	8,438		8,574	136

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Futures Contracts (continued)

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Canada 10 Year Bond; September 2016	Short	10	$1,100	$1,105	$(5)
Canada 10 Year Bond; September 2016	Long	112	12,347	12,378	31
Canadian Bank Acceptance; December 2016	Short	5	944	944	—
Canadian Bank Acceptance; June 2017	Short	168	31,733	31,705	28
Canadian Bank Acceptance; March 2017	Long	4	757	755	(2)
Canadian Bank Acceptance; September 2016	Short	9	1,699	1,700	(1)
DAX Index; June 2016	Long	20	5,682	5,710	28
DAX Index; June 2016	Long	26	7,322	7,423	101
DJ Euro Stoxx 50; June 2016	Short	1	32	34	(2)
DJ Euro Stoxx 50; June 2016	Short	836	27,756	28,398	(642)
DJ Euro Stoxx 50; June 2016	Long	52	1,779	1,766	(13)
Dollar Index; June 2016	Short	26	2,485	2,493	(8)
E-Mini DJIA Index; June 2016	Long	11	977	978	1
E-Mini DJIA Index; June 2016	Long	384	33,478	34,126	648
eMini MSCI EAFE; June 2016	Short	1	81	83	(2)
eMini MSCI Emerging Markets; June 2016	Short	5	199	201	(2)
Euribor; December 2016	Long	84	23,441	23,433	(8)
Euribor; December 2017	Long	42	11,717	11,717	—
Euribor; June 2017	Long	2,484	692,810	693,025	215
Euribor; June 2017	Long	25	6,975	6,975	—
Euribor; March 2017	Long	127	35,434	35,431	(3)
Euribor; March 2018	Long	27	7,531	7,531	—
Euribor; September 2016	Long	125	34,864	34,866	2
Euribor; September 2017	Long	37	10,324	10,323	(1)
Euro Bund 10 Year Bund; June 2016	Long	276	50,256	50,353	97
Euro Bund 10 Year Bund; June 2016	Short	306	55,677	55,827	(150)
Euro Bund 10 Year Bund; June 2016	Short	86	15,572	15,690	(118)
Euro-Bobl 5 Year; June 2016	Short	64	9,345	9,355	(10)
Euro-Bobl 5 Year; June 2016	Long	541	78,980	79,083	103
FTSE China A50 Index; June 2016	Short	23	208	218	(10)
FTSE KLCI Index; June 2016	Long	3	60	59	(1)
FTSE/JSE Top 40; June 2016	Short	10	292	307	(15)
FTSE/MIB Index; June 2016	Short	42	4,158	4,215	(57)
FTSE100 Index; June 2016	Long	86	7,688	7,747	59
FTSE100 Index; June 2016	Short	50	4,471	4,504	(33)
FTSE100 Index; June 2016	Short	105	9,230	9,458	(228)
Hang Seng Index; June 2016	Short	30	3,773	3,952	(179)
Hang Seng Index; June 2016	Short	6	773	790	(17)
IBEX 35 Index; June 2016	Long	14	1,350	1,405	55
Japan 10 Year Bond TSE; June 2016	Short	11	15,063	15,102	(39)
Japan 10 Year Bond TSE; June 2016	Long	24	32,861	32,950	89
Japan Topix Index; June 2016	Short	119	14,493	14,798	(305)
Japan Topix Index; June 2016	Long	49	6,003	6,093	90
Japan Topix Index; June 2016	Short	357	42,602	44,393	(1,791)
KOSPI 200 Index; June 2016	Short	5	506	510	(4)
Mex Bolsa Index; June 2016	Long	1	25	25	—
Mini Japan 10 Year Bond; June 2016	Long	17	2,330	2,332	2
Mini Japan 10 Year Bond; June 2016	Short	147	20,099	20,167	(68)
MSCI Singapore Index; June 2016	Short	29	652	654	(2)
MSCI Taiwan Index; June 2016	Short	30	918	935	(17)
Nasdaq 100 E-Mini; June 2016	Long	17	1,528	1,538	10
Nasdaq 100 E-Mini; June 2016	Long	313	27,744	28,322	578
Nikkei 225 OSE; June 2016	Short	8	1,189	1,245	(56)
Nikkei 225 OSE; June 2016	Short	123	18,511	19,138	(627)
Russell 2000 Mini; June 2016	Long	227	25,329	26,182	853
Russell 2000 Mini; June 2016	Short	63	6,966	7,266	(300)
Russell 2000 Mini; June 2016	Short	160	17,474	18,454	(980)
Russell 2000 Mini; June 2016	Short	92	10,264	10,611	(347)
S&P 500 Emini; June 2016	Long	354	36,161	37,080	919
S&P 500 Emini; June 2016	Short	47	4,911	4,923	(12)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2016			Short		968	$97,416		$101,393	$(3,977)
S&P 500 Emini; June 2016			Short		50	5,126		5,237		(111)
S&P Mid 400 Emini; June 2016			Long		2		296	298		2
S&P Mid 400 Emini; June 2016			Short		275	38,412		41,025	(2,613)
S&P/TSX 60 Index; June 2016			Long		5		623	625		2
SET50 Index; June 2016			Long		6		30	31		1
SGX CNX Nifty Index; June 2016			Short		68	1,055		1,114		(59)
UK 10 Year Gilt; September 2016			Long		32	5,686		5,689		3
UK 10 Year Gilt; September 2016			Long		160	28,406		28,446		40
US 10 Year Note; September 2016			Short		207	26,778		26,845		(67)
US 10 Year Note; September 2016			Long		306	39,675		39,684		9
US 10 Year Note; September 2016			Long		8	1,038		1,037		(1)
US 10 Year Ultra Note; September 2016			Long		316	44,404		44,561		157
US 2 Year Note; September 2016			Short		49	10,678		10,677		1
US 5 Year Note; September 2016			Short		137	16,441		16,456		(15)
US 5 Year Note; September 2016			Short		350	42,065		42,041		24
US Long Bond; September 2016			Short		50	8,148		8,166		(18)
US Long Bond; September 2016			Long		233	38,013		38,052		39
US Long Bond; September 2016			Long		265	43,216		43,278		62
US Ultra Bond; September 2016			Short		498	86,730		87,212		(482)
Total									$(9,677)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	3 Month JIBAR	Receive	7.95%	05/08/2025	ZAR	12,600	$—	$51	$51	$—
Bank of America NA	Brazil Cetip	Pay	12.44%	01/02/2019	BRL	4,000	—	(4)	—	(4)
	Interbank Deposit
Bank of America NA	CFETS China	Pay	2.93%	05/20/2021	CNY	18,000	—	10	10	—
	Fixing Repo Rates
	7 Day
Bank of America NA	CFETS China	Receive	2.63%	05/21/2018		43,000	—	(4)	—	(4)
	Fixing Repo Rates
	7 Day
Bank of America NA	MXN TIIE	Receive	5.10%	02/08/2021	MXN	21,000	—	24	24	—
	Banxico
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—	369	369	—
Barclays Bank PLC	Brazil Cetip	Pay	12.62%	01/02/2019	BRL	4,000	—	(1)	—	(1)
	Interbank Deposit
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	ZAR	18,020	—	87	87	—
Merrill Lynch	FBIL - Overnight	Receive	6.87%	12/14/2020	INR	138,000	—	17	17	—
	MIBOR
Total							$—	$549	$558	$(9)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Receive	1.23%	04/20/2020		$1,964	$—	$—		$—
	3 Month LIBOR	Pay	1.09%	06/30/2018		10,591	1	(3)		(2)
	3 Month LIBOR	Receive	1.21%	04/22/2021		2,415	—	12		12
	3 Month LIBOR	Receive	1.32%	04/29/2021		2,436	—	—		—
	3 Month LIBOR	Pay	0.92%	09/21/2017		27,100	—	(2)		(2)
	3 Month LIBOR	Pay	2.30%	09/21/2025		5,900	—	337		337
	3 Month LIBOR	Receive	1.65%	09/21/2020		22,200	—	(362)		(362)
	3 Month LIBOR	Receive	1.01%	08/06/2018		1,579	—	1		1
	3 Month LIBOR	Receive	1.19%	03/16/2020		2,466	1	2		3
	3 Month LIBOR	Receive	1.22%	06/15/2020		1,769	—	2		2
	3 Month LIBOR	Receive	1.33%	05/23/2021		2,397	1	(1)		—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive					Upfront
		Floating	Fixed		Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate		Date	Amount	Paid/(Received)		Appreciation/(Depreciation)			Fair Value
	3 Month LIBOR	Receive		1.35%	05/24/2021	$2,397	$1			$(3)		$(2)
Total							$4			$(17)		$(13)

Amounts in thousands

Interest Rate Swaptions

					Pay/
				Receive				Upfront
Purchased Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums	Fair			Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 1 Year Interest	Deutsche Bank AG		MXN TIIE		Pay	4.89% 08/18/2016 MXN	395,000	$115		$49		$(66)
Rate Swap			Banxico
Call - 1 Year Interest	Deutsche Bank AG		3 Month JIBAR		Pay	8.48% 01/10/2017 ZAR	459,900	195		139		(56)
Rate Swap
Call - 1 Year Interest	JP Morgan Chase		MXN TIIE		Pay	4.90% 08/17/2016 MXN	108,700	32		14		(18)
Rate Swap			Banxico
Put - 10 Year Interest	Bank of America NA		6 Month	Receive		0.75% 08/15/2016 EUR	7,500	44		28		(16)
Rate Swap			EURIBOR
Put - 10 Year Interest	Bank of America NA		ICE LIBOR	Receive		1.70% 09/09/2016 GBP	7,500	97		92		(5)
Rate Swap			GBP 6 Month
Put - 10 Year Interest	Merrill Lynch		3 Month	Receive		2.57% 09/20/2016 $	33,600	1,035		18		(1,017)
Rate Swap			LIBOR
Put - 20 Year Interest	Bank of America NA		ICE LIBOR	Receive		0.70% 11/21/2016 JPY	600,000	87		43		(44)
Rate Swap			JPY 6 Month
Total								$1,605		$383		$(1,222)

					Pay/
				Receive				Upfront
Written Swaptions		Floating Rate		Floating	Exercise	Expiration	Notional	Premiums	Fair			Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 10 Year Interest	Merrill Lynch		3 Month	Receive		3.07% 09/20/2016 $	33,600	$(460)		$(2	) $	458
Rate Swap			LIBOR
Put - 2 Year Interest	Bank of America NA		ICE LIBOR	Receive		1.00% 12/09/2016 GBP	30,000	(106)	(123)			(17)
Rate Swap			GBP 6 Month
Put - 2 Year Interest	Bank of America NA		3 Month AUD	Receive		1.90% 11/18/2016 AUD	40,000	(75)		(86)		(11)
Rate Swap			BBR BBSW
Total								$(641) $		(211) $		430

Amounts in thousands

Options

						Upfront Premiums						Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date		Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; December 2016 $			99.38		12/20/2016	6,322	$809		$316			$(493)
Call - 90 Day Eurodollar Future; March 2017			$99.25		03/14/2017	1,750	203		252			49
Call - 90 Day Eurodollar Future; March 2017			$99.13		03/14/2017	1,000	211		231			20
Call - Allergan PLC			$310.00		09/19/2016	116	127		7			(120)
Call - Allergan PLC			$325.00		09/19/2016	268	293		6			(287)
Call - DISH Network Corp			$50.00		09/19/2016	642	298		261			(37)
Call - iShares Russell 2000 ETF			$116.00		06/20/2016	1,220	102		130			28
Call - MAXIS Nikkei 225 Index		JPY 17,500.00			09/12/2016	51	200		310			110
Call - SPDR S&P500 ETF Trust			$212.00		06/20/2016	350	39		39			—
Call - US Long Bond Future; September 2016			$165.00		08/29/2016	39	111		98			(13)
Call - USD versus CAD			$1.41		07/11/2016	3,750,000	98		2			(96)
Call - USD versus CNH			$6.55		08/03/2016	1,200,000	12		16			4
Call - USD versus CNH			$6.55		08/03/2016	1,200,000	12		15			3
Call - USD versus CNH			$6.50		09/13/2016	2,200,000	57		49			(8)
Call - Yahoo! Inc			$35.00		06/20/2016	466	123		149			26
Put - 90 Day Eurodollar Future; June 2016			$99.25		06/16/2016	2,164	110		68			(42)
Put - 90 Day Eurodollar Future; June 2017			$98.13		06/13/2016	40	7		—			(7)
Put - 90 Day Eurodollar Future; September 2016 $			99.25		07/18/2016	900	86		225			139
Put - 90 Day Eurodollar Future; September 2016 $			99.13		07/18/2016	250	19		17			(2)
Put - EUR versus NOK		EUR	9.76		07/11/2016	2,775,000	99		144			45
Put - iShares U.S. Real Estate ETF			$74.00		06/20/2016	1,166	177		15			(162)
Put - iShares U.S. Real Estate ETF			$75.00		07/18/2016	1,166	132		95			(37)
Put - S&P 500 Index			$1,875.00		12/19/2016	650	5,585		2,747			(2,838)
Put - S&P 500 Index			$1,900.00		06/20/2016	915	7,643		74			(7,569)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Options (continued)

						Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Put - S&P 500 Index			$1,875.00	06/19/2017	454	$3,806	$3,785	$			(21)
Put - S&P 500 Index			$2,000.00	07/18/2016	133	213	178				(35)
Put - S&P 500 Index			$2,050.00	06/20/2016	149	265	119				(146)
Put - S&P 500 Index			$2,025.00	06/20/2016	103	132	51				(81)
Put - S&P 500 Index			$1,875.00	03/20/2017	454	2,934	2,868				(66)
Put - US Long Bond Future; September 2016			$158.00	06/27/2016	268	110	46				(64)
Put - USD versus CNH			$6.44	06/20/2016	1,500,000	5	—				(5)
Put - USD versus CNY			$6.40	06/21/2016	1,800,000	11	—				(11)
Put - USD versus INR			$69.00	08/30/2016	3,600,000	34	74				40
Total						$24,063	$12,387			$(11,676)

						Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; December 2018 $			98.63	12/19/2016	2,926	$(1,898)	$(1,573)	$			325
Call - 90 Day Eurodollar Future; December 2020 $			98.38	12/19/2016	1,750	(811)	(766)				45
Call - Anacor Pharmaceuticals Inc			$100.00	08/22/2016	16	(2)	(2)				—
Call - Carmike Cinemas Inc			$30.00	09/19/2016	15	(2)	(1)				1
Call - Carmike Cinemas Inc			$30.00	06/20/2016	70	(2)	(1)				1
Call - GBP versus USD			$1.53	09/29/2016	675,000	(14)	(4)				10
Call - GBP versus USD		GBP	1.59	07/11/2016	8,550,000	(49)	(1)				48
Call - MAXIS Nikkei 225 Index		JPY	19,000.00	09/12/2016	51	(65)	(98)				(33)
Call - USD versus BRL			$3.75	07/01/2016	450,000	(6)	(6)				—
Call - USD versus BRL			$3.75	07/01/2016	450,000	(7)	(5)				2
Call - USD versus BRL			$3.90	07/18/2016	900,000	(17)	(8)				9
Call - USD versus CNH			$6.80	09/13/2016	2,000,000	(31)	(11)				20
Call - USD versus CNH			$6.80	09/13/2016	1,440,000	(22)	(8)				14
Call - USD versus CNH			$6.80	09/13/2016	2,200,000	(30)	(12)				18
Call - USD versus INR			$77.50	02/24/2017	1,350,000	(28)	(10)				18
Put - Euro Bund 10 Year Bund Future;		EUR	161.00	06/27/2016	12	(7)	(3)				4
September 2016
Put - GBP versus USD			$1.33	09/29/2016	675,000	(13)	(5)				8
Put - iShares U.S. Real Estate ETF			$66.00	06/20/2016	2,331	(85)	(1)				84
Put - S&P 500 Index			$1,700.00	06/20/2016	915	(4,115)	(5)			4,110
Put - S&P 500 Index			$1,725.00	03/20/2017	454	(1,787)	(1,762)				25
Put - S&P 500 Index			$1,725.00	06/19/2017	454	(2,468)	(2,467)				1
Put - S&P 500 Index			$1,775.00	12/19/2016	325	(2,762)	(928)			1,834
Put - S&P 500 Index			$1,875.00	07/18/2016	133	(66)	(58)				8
Put - US Long Bond Future; September 2016			$158.00	08/29/2016	39	(64)	(46)				18
Put - USD versus BRL			$3.45	06/27/2016	300,000	(3)	—				3
Put - USD versus BRL			$3.45	06/27/2016	1,000,000	(11)	(2)				9
Put - USD versus BRL			$3.40	07/18/2016	900,000	(16)	(3)				13
Put - USD versus BRL			$3.45	06/27/2016	900,000	(6)	(2)				4
Put - USD versus ZAR			$14.00	06/02/2016	500,000	(5)	—				5
Total						$(14,392)	$(7,788)			$6,604

Amounts in thousands except contracts

Synthetic Futures

							Unrealized			Fair Value
Counterparty (Issuer)	Reference Entity			Expiration Date		Notional Value	Appreciation/(Depreciation)			Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; September 2016			09/30/2016		$(13,083)		$(36)	$	— $	(36)
Bank of America NA	Euro Bund 10 Year Bund Future; September			09/12/2016		4,523		10		10	—
	2016
Bank of America NA	Euro Buxl 30 Year Bond Future; September			09/12/2016		588		3		3	—
	2016
Bank of America NA	Euro-Bobl 5 Year Future; September 2016			09/12/2016		6,472		3		3	—
Bank of America NA	Euro-BTP Future; September 2016			09/12/2016		3,296		—		—	—
Bank of America NA	Euro-OAT Future; September 2016			09/12/2016		3,652		7		7	—
Bank of America NA	Euro-Schatz 2 Year Future; September 2016			09/12/2016		3,109		—		—	—
Bank of America NA	Tel Aviv 25 Index Future; June 2016			06/24/2016		(218)		(7)		—	(7)
Bank of America NA	UK 10 Year Gilt Future; September 2016			09/30/2016		8,709		9		9	—
Bank of America NA	US 10 Year Note Future; September 2016			09/30/2016		13,728		19		19	—
Bank of America NA	US 2 Year Note Future; September 2016			10/05/2016		(12,413)		(8)		—	(8)
Bank of America NA	US 5 Year Note Future; September 2016			10/05/2016		2,281		1		1	—
Bank of America NA	US Long Bond Future; September 2016			09/30/2016		1,631		3		3	—
Bank of America NA	US Ultra Bond Future; September 2016			09/30/2016		1,226		—		—	—
Bank of America NA	WIG 20 Index Future; June 2016			06/17/2016		81		(4)		—	(4)
Morgan Stanley & Co	BIST 30 Index Future; June 2016			06/30/2016		15		(1)		—	(1)
Morgan Stanley & Co	Bovespa Index Future; June 2016			06/16/2016		(757)		63		63	—
Morgan Stanley & Co	FTSE China A50 Index Future; June 2016			06/29/2016		(73)		(3)		—	(3)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Synthetic Futures (continued)

					Unrealized			Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value		Appreciation/(Depreciation)			Asset	Liability
Morgan Stanley & Co	HSCEI China Index Future; June 2016	06/30/2016	$(53	) $	(1)		$	— $	(1)
Morgan Stanley & Co	KOSPI 200 Index Future; June 2016	06/09/2016	2,890		36			36	—
Morgan Stanley & Co	MSCI Taiwan Index Future; June 2016	06/29/2016	(214)		(5)			—	(5)
Morgan Stanley & Co	SGX CNX Nifty Index Future; June 2016	06/30/2016	(1,163)		(65)			—	(65)
Morgan Stanley & Co	Swiss Market Index Future; June 2016	06/17/2016	(10,385)		(541)			—	(315)
Morgan Stanley & Co	Taiwan TAIEX Index Future; June 2016	06/15/2016	(1,337)		(70)			—	(70)
Total					$(587)			$154	$(515)

Amounts in thousands

Total Return Equity Basket Swaps

							Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date		Notional Value		Asset	Liability
Bank of America NA	Floating rate based on the	Total return on a custom basket of long	08/12/2019		$(423	) $	—		$—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/20/2017		233		—		(37)
	week LIBOR plus/less	and short securities traded in IDR
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	12/21/2016-		61		13		—
	month LIBOR plus/less	and short securities traded in TWD	03/20/2017
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/20/2017		(101)		8		—
	month LIBOR plus/less	and short securities traded in MYR
	spread
Deutsche Bank AG	Floating rate based on 28	Total return on a custom basket of long	03/22/2017		98		111		—
	day Mexico Interbank TIIE	and short securities traded in MXN
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/22/2017		898		—		(373)
	month LIBOR plus/less	and short securities traded in BRL
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	11/28/2016-		(736)		—		(36)
	month LIBOR plus/less	and short securities traded in USD	03/19/2021
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/20/2017-		508		35		—
	month LIBOR plus/less	and short securities traded in KRW	03/28/2017
	spread
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long	10/19/2016		1,958		—		(17)
	Overnight RBA Cash Rate	and short securities traded in AUD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	08/19/2016		466		552		—
	week EUR LIBOR	and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	01/19/2017-		3,574		1,354		—
	week LIBOR plus/less	and short securities traded in GBP	05/19/2017
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	09/05/2016		1,748		—		(47)
	week ICE LIBOR CHF	and short securities traded in CHF
	plus/less spread
Deutsche Bank AG	Floating rate based on the 1	Total return on a custom basket of long	03/24/2017		(122)		—		(114)
	month South Africa	and short securities traded in ZAR
	Johannesburg Interbank
	Agreed Rate plus/less
	spread
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long	03/21/2017		204		—		(75)
	Poland Warsaw Interbank	and short securities traded in PLN
	Offer/Bid Spot Week Rate
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/20/2017		350		233		—
	week HIBOR plus/less	and short securities traded in HKD
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long	08/07/2016		23,519		1,960		—
	month LIBOR plus/less	and short securities traded in GBP
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long	08/07/2016		(2,024)		294		—
	month Euribor plus/less	and short securities traded in EUR
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long	08/07/2016		(20,437)		—		(4,003)
	month LIBOR plus/less	and short securities traded in USD
	spread

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Total Return Equity Basket Swaps (continued)

								Fair Value
Counterparty	Fund Pays			Fund Receives	Expiration Date	Notional Value		Asset		Liability
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of long			08/24/2016		$1,553	$202			$—
	Bank of Japan Estimate	and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of long			09/14/2016		3,303	2,655			—
	Federal Funds Rate			and short securities traded in USD
	plus/less spread
Total							$14,630	$7,417			$(4,702)

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands

Total Return Swaps

				Pay/Receive	Financing	Expiration				Fair Value
Counterparty (Issuer)	Reference Entity		Contracts	Positive Return	Rate	Date	Notional Amount			Asset	Liability
Morgan Stanley & Co	MSCI Poland Net Return PLN Index		53	Receive	1 Month	06/15/2016	PLN	8	$	— $	—
					WIBOR plus
					.35%
Morgan Stanley & Co	MSCI Poland Net Return PLN Index		39	Receive	1 Month	06/15/2016		6		—	—
					WIBOR
Morgan Stanley & Co	MSCI Poland Net Return PLN Index		326	Receive	1 Month	06/15/2016		50		—	—
					WIBOR plus
					.35%
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		79	Receive	1 Month	06/15/2016	TRY	74		—	—
					TRLIBOR
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		9	Receive	1 Month	06/15/2016		8		—	—
					TRLIBOR
Total								$		— $	—

Amounts in thousands except contracts

Reverse Repurchase Agreements

Counterparty		Coupon Rate	Maturity Date		Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.80%)		01/20/2017	$4,039	$				(4,051)
Barclays Bank PLC		(1.00%)		01/20/2017	7,836					(7,864)
Barclays Bank PLC		(0.70%)		03/27/2017	2,536					(2,539)
Barclays Bank PLC		(1.15%)		04/20/2017	5,998					(6,005)
Barclays Bank PLC		(1.25%)		04/21/2017	11,624					(11,638)
Barclays Bank PLC		(1.25%)		05/11/2017	4,554					(4,556)
Barclays Bank PLC		(0.90%)		05/13/2017	7,124					(7,126)
Barclays Bank PLC		(0.90%)		05/22/2017	4,311					(4,312)
Merrill Lynch		(0.45%)		06/01/2016	4,753					(4,754)
Merrill Lynch		(0.42%)		06/01/2016	3,442					(3,442)
Merrill Lynch		(0.45%)		06/01/2016	7,406					(7,406)
Merrill Lynch		(0.43%)		06/01/2016	41,253					(41,253)
Merrill Lynch		(0.44%)		06/01/2016	21,528					(21,529)
Merrill Lynch		(0.45%)		06/01/2016	9,936					(9,936)
Merrill Lynch		(0.04%)		06/01/2016	6,909					(6,909)
Merrill Lynch		(0.38%)		06/01/2016	2,463					(2,463)
Merrill Lynch		(0.24%)		06/01/2016	7,387					(7,387)
Merrill Lynch		(0.31%)		06/01/2016		16				(16)
Merrill Lynch		(0.44%)		06/01/2016	5,539					(5,539)
Total						$				(158,725)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (12.47)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (0.05)%				Banks (continued)
Kaman Corp	6,950	$297		Unione di Banche Italiane SpA	3,102	$12
Orbital ATK Inc	6,670	580		Zions Bancorporation	24,948	699
United Technologies Corp	4,830	486				$17,578
		$1,363		Beverages - (0.22)%
Agriculture - (0.10)%				Anheuser-Busch InBev SA/NV	4,990	631
Archer-Daniels-Midland Co	42,190	1,804		Brown-Forman Corp - B Shares	3,980	390
Reynolds American Inc	24,667	1,226		Constellation Brands Inc	14,050	2,152
		$3,030		Molson Coors Brewing Co	23,000	2,281
				Monster Beverage Corp (a)	8,030	1,205
Airlines - (0.26)%						$6,659
Alaska Air Group Inc	26,698	1,773
Delta Air Lines Inc	34,921	1,518		Biotechnology - (0.12)%
JetBlue Airways Corp (a)	84,790	1,520		Acorda Therapeutics Inc (a)	10,897	310
Southwest Airlines Co	45,320	1,925		Alexion Pharmaceuticals Inc (a)	12,920	1,949
United Continental Holdings Inc (a)	23,323	1,051		Celgene Corp (a)	3,020	319
		$7,787		Illumina Inc (a)	5,060	733
				Medicines Co/The (a)	10,159	382
Apparel - (0.24)%						$3,693
Hanesbrands Inc	120,722	3,268
Michael Kors Holdings Ltd (a)	7,590	324		Building Materials - (0.05)%
Moncler SpA	1,100	18		Buzzi Unicem SpA	3,080	61
NIKE Inc	45,300	2,501		Geberit AG	61	23
VF Corp	20,940	1,305		LafargeHolcim Ltd (a)	7,580	341
		$7,416		Martin Marietta Materials Inc	2,550	482
				Vulcan Materials Co	6,050	707
Automobile Manufacturers - (0.10)%						$1,614
Bayerische Motoren Werke AG	5,277	446
Daimler AG	8,580	586		Chemicals - (0.20)%
Fiat Chrysler Automobiles NV	50,189	360		Air Products & Chemicals Inc	13,590	1,939
PACCAR Inc	17,110	954		Albemarle Corp	7,883	619
Volvo AB - B Shares	33,422	372		BASF SE	949	73
		$2,718		Dow Chemical Co/The	32,018	1,645
				EMS-Chemie Holding AG	86	43
Automobile Parts & Equipment - (0.19)%				K+S AG	13,744	339
Continental AG	822	176		Linde AG	210	31
Delphi Automotive PLC	38,670	2,628		Mosaic Co/The	18,070	456
Goodyear Tire & Rubber Co/The	15,050	421		Novozymes A/S	4,947	235
Johnson Controls Inc	45,301	2,000		Solvay SA	201	20
Meritor Inc (a)	18,958	168		Stepan Co	5,806	335
Nokian Renkaat OYJ	4,665	165		Wacker Chemie AG	1,999	188
		$5,558		Westlake Chemical Corp	1,409	62
Banks - (0.58)%						$5,985
Banca Generali SpA	4,085	107		Commercial Services - (0.33)%
Banca Mediolanum SpA	24,951	209		Abertis Infraestructuras SA	3,848	59
Banco Bilbao Vizcaya Argentaria SA	6,660	44		Abertis Infraestructuras SA - Rights (a)	3,848	3
Banco Comercial Portugues SA (a)	2,648,637	90		Career Education Corp (a)	62,250	366
Banco de Sabadell SA	231,130	395		Global Payments Inc	22,200	1,725
Banco Popular Espanol SA	38,586	64		Live Nation Entertainment Inc (a)	26,300	635
Banco Popular Espanol SA - Rights (a)	38,586	10		ManpowerGroup Inc	29,879	2,383
Bank of America Corp	59,830	885		RELX NV	15,552	269
Bankia SA	4,638	4		Robert Half International Inc	7,300	303
Banque Cantonale Vaudoise	7	5		S&P Global Inc	23,790	2,660
CaixaBank SA	137,443	376		SGS SA	228	487
Capital One Financial Corp	22,382	1,639		United Rentals Inc (a)	10,780	751
Chemical Financial Corp	12,931	509				$9,641
Citizens Financial Group Inc	29,850	703
Credit Suisse Group AG (a)	30,496	420		Computers - (0.16)%
Deutsche Bank AG (a)	3,463	62		Brocade Communications Systems Inc	39,123	355
FinecoBank Banca Fineco SpA	13,704	100		Computer Sciences Corp	41,242	2,029
Huntington Bancshares Inc/OH	149,825	1,566		Diebold Inc	5,699	147
Intesa Sanpaolo SpA	34,379	88		Fortinet Inc (a)	46,010	1,574
KeyCorp	123,228	1,580		Gemalto NV	4,394	268
M&T Bank Corp	22,050	2,635		Western Digital Corp	3,961	184
Morgan Stanley	36,657	1,003				$4,557
Nordea Bank AB	3,031	29
Signature Bank/New York NY (a)	22,800	3,078		Cosmetics & Personal Care - (0.04)%
				Beiersdorf AG	838	76
Skandinaviska Enskilda Banken AB	11,084	106
SVB Financial Group (a)	9,010	993		Estee Lauder Cos Inc/The	11,642	1,069
				Unilever NV	2,178	98
Svenska Handelsbanken AB	7,192	92				$1,243
Swedbank AB	2,848	63
UniCredit SpA	3,795	12

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Distribution & Wholesale - (0.02)%				Food (continued)
WW Grainger Inc	2,772	$633		B&G Foods Inc	22,900	$984
				Barry Callebaut AG (a)	329	389
Diversified Financial Services - (0.56)%				Chocoladefabriken Lindt & Spruengli AG	30	185
Affiliated Managers Group Inc (a)	6,600	1,145		Chr Hansen Holding A/S	4,740	301
				Colruyt SA	3,423	203
Azimut Holding SpA	15,856	349		Darling Ingredients Inc (a)	51,544	791
Charles Schwab Corp/The	125,241	3,830		Distribuidora Internacional de Alimentacion	35,430	212
Discover Financial Services	19,210	1,091		SA
E*TRADE Financial Corp (a)	61,220	1,708
				Hain Celestial Group Inc/The (a)	32,390	1,601
Element Financial Corp	19,879	233		Hormel Foods Corp	62,170	2,139
Interactive Brokers Group Inc - A Shares	28,949	1,163
Julius Baer Group Ltd (a)	6,166	275		JM Smucker Co/The	8,250	1,066
				Koninklijke Ahold NV	96,652	2,143
Nasdaq Inc	16,870	1,114		Kraft Heinz Co/The	37,830	3,147
Navient Corp	8,612	118
Raymond James Financial Inc	10,830	607		Kroger Co/The	80,310	2,872
Synchrony Financial (a)	155,240	4,844		Marine Harvest ASA (a)	16,202	271
				Mondelez International Inc	71,580	3,185
		$16,477		Nestle SA	780	58
Electric - (0.45)%				Post Holdings Inc (a)	1,259	96
AES Corp/VA	222,340	2,466		TreeHouse Foods Inc (a)	7,900	748
Avista Corp	13,820	556		Tyson Foods Inc	49,685	3,169
Black Hills Corp	8,944	542		WhiteWave Foods Co/The (a)	41,860	1,869
Consolidated Edison Inc	5,300	388				$25,476
Dominion Resources Inc/VA	14,733	1,064
EDP - Energias de Portugal SA	24,282	81		Forest Products & Paper - 0.00%
Fortis Inc/Canada	24,006	751		Stora Enso OYJ	2,594	22
Fortum OYJ	5,265	79
Great Plains Energy Inc	2,631	77		Gas - (0.06)%
MDU Resources Group Inc	138,930	3,177		Gas Natural SDG SA	3,706	73
NextEra Energy Inc	9,368	1,125		Sempra Energy	7,020	752
NorthWestern Corp	5,380	312		Spire Inc	17,000	1,081
NRG Yield Inc - A Shares	10,197	148				$1,906
NRG Yield Inc - C Shares	3,068	47
OGE Energy Corp	11,630	351		Hand & Machine Tools - (0.05)%
PNM Resources Inc	13,900	457		Lincoln Electric Holdings Inc	19,086	1,149
SCANA Corp	11,820	826		Sandvik AB	40,825	399
Westar Energy Inc	17,180	968		Schindler Holding AG	174	32
		$13,415				$1,580

Electrical Components & Equipment - (0.10)%				Healthcare - Products - (0.57)%
Acuity Brands Inc	5,370	1,391		Abbott Laboratories	13,758	545
				Align Technology Inc (a)	18,130	1,429
Emerson Electric Co	19,950	1,038		Boston Scientific Corp (a)	139,870	3,176
General Cable Corp	2,048	28
SunPower Corp (a)	11,986	210		Coloplast A/S	913	69
		$2,667		Cooper Cos Inc/The	6,954	1,132
				Edwards Lifesciences Corp (a)	26,813	2,641
Electronics - (0.15)%				Elekta AB	6,662	53
Arrow Electronics Inc (a)	25,860	1,671		Henry Schein Inc (a)	6,280	1,091
Avnet Inc	20,000	821		Hologic Inc (a)	13,548	466
Electro Scientific Industries Inc (a)	49,978	348		IDEXX Laboratories Inc (a)	15,600	1,366
Itron Inc (a)	10,810	476		QIAGEN NV (a)	8,620	185
TTM Technologies Inc (a)	38,543	302		STERIS PLC	13,800	958
Vishay Intertechnology Inc	19,715	256		Teleflex Inc	5,590	901
Woodward Inc	9,510	541		William Demant Holding A/S (a)	8,090	171
		$4,415		Zimmer Biomet Holdings Inc	22,210	2,712

Engineering & Construction - (0.08)%						$16,895
Aena SA (a)	1,998	270		Healthcare - Services - (0.37)%
Fraport AG Frankfurt Airport Services	1,877	107		Aetna Inc	38,302	4,337
Worldwide				Anthem Inc	47,954	6,337
Jacobs Engineering Group Inc (a)	40,263	2,041		Centene Corp (a)	2,480	155
		$2,418		Fresenius Medical Care AG & Co KGaA	420	36
				UnitedHealth Group Inc	2,890	386
Entertainment - 0.00%						$11,251
Gaming and Leisure Properties Inc	1	—
				Home Builders - (0.18)%
Environmental Control - (0.16)%				DR Horton Inc	63,970	1,955
Stericycle Inc (a)	31,705	3,107		Lennar Corp - A Shares	72,390	3,299
Waste Connections US Inc	27,371	1,792				$5,254
		$4,899		Home Furnishings - (0.02)%
Food - (0.85)%				Harman International Industries Inc	8,950	700
Axfood AB	2,556	47

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Insurance - (0.57)%				Media (continued)
Aegon NV	13,217	$68		Rizzoli Corriere Della Sera Mediagroup SpA	3,226	$3
Aflac Inc	20,510	1,425		(a)
Allianz SE	340	56		Schibsted ASA - A Shares	13,215	410
Assicurazioni Generali SpA	4,129	60		Schibsted ASA - B Shares	1,426	42
Assurant Inc	36,840	3,219		Scripps Networks Interactive Inc	29,740	1,914
Berkshire Hathaway Inc - Class B (a)	7,230	1,016		Telenet Group Holding NV (a)	3,519	167
Lincoln National Corp	8,210	376				$7,631
Loews Corp	42,810	1,733
Mapfre SA	1	—		Metal Fabrication & Hardware - (0.03)%
MetLife Inc	28,110	1,280		Assa Abloy AB	10,702	222
MGIC Investment Corp (a)	28,444	201		Tenaris SA	47,091	623
Prudential Financial Inc	29,370	2,328				$845
Sampo Oyj	4,543	202		Mining - (0.09)%
Topdanmark A/S (a)	4,234	116		Alcoa Inc	282,370	2,618
Tryg A/S	14,217	280		Newmont Mining Corp	4,490	146
Unum Group	55,800	2,060				$2,764
XL Group PLC	76,500	2,628
		$17,048		Miscellaneous Manufacturers - (0.07)%
				Alfa Laval AB	21,700	328
Internet - (0.35)%				Donaldson Co Inc	11,560	387
Expedia Inc	25,810	2,871		Hexpol AB	2,304	23
Facebook Inc (a)	5,380	639		Textron Inc	27,470	1,046
LinkedIn Corp (a)	594	81		Trinity Industries Inc	11,866	214
Priceline Group Inc/The (a)	915	1,157
VeriSign Inc (a)	38,553	3,295				$1,998
Yahoo! Inc (a)	68,105	2,584		Office & Business Equipment - (0.02)%
		$10,627		Pitney Bowes Inc	34,570	644

Investment Companies - 0.00%
				Oil & Gas - (0.36)%
Ares Capital Corp	6,753	100		Cheniere Energy Inc (a)	4,031	130
Prospect Capital Corp	1,170	9
		$109		Cimarex Energy Co	7,120	828
				Concho Resources Inc (a)	4,030	489
Iron & Steel - (0.01)%				EOG Resources Inc	14,590	1,187
APERAM SA	1,351	54		Hess Corp	26,323	1,578
ArcelorMittal (a)	27,278	134		Neste Oyj	1,511	51
thyssenkrupp AG	4,705	103		Newfield Exploration Co (a)	14,100	575
		$291		Noble Energy Inc	11,990	429
				Occidental Petroleum Corp	15,770	1,190
Leisure Products & Services - (0.06)%				Phillips 66	7,570	608
Carnival Corp	22,440	1,071		Pioneer Natural Resources Co	5,610	899
Royal Caribbean Cruises Ltd	10,670	826		Range Resources Corp	8,694	370
		$1,897		Southwestern Energy Co (a)	83,785	1,145
Lodging - (0.02)%				Tesoro Corp	6,170	482
Marriott International Inc/MD	11,006	727		Transocean Ltd	3,403	33
				Valero Energy Corp	14,540	795

Machinery - Construction & Mining - (0.01)%						$10,789
Atlas Copco AB - A Shares	13,784	356		Oil & Gas Services - (0.02)%
				FMC Technologies Inc (a)	1,361	37
				Saipem SpA (a)	142,940	58
Machinery - Diversified - (0.18)%				SBM Offshore NV	41,672	492
AGCO Corp	6,860	356
CNH Industrial NV	35,910	254				$587
Duerr AG	1,046	81		Packaging & Containers - (0.03)%
Hexagon AB	11,126	432		Ball Corp	10,758	778
Kone OYJ	6,406	303
Nordson Corp	14,540	1,265
Wabtec Corp/DE	34,520	2,671		Pharmaceuticals - (0.25)%
				Allergan plc (a)	17,309	4,081
Zardoya Otis SA	11,918	124
		$5,486		Bayer AG	729	69
				Depomed Inc (a)	19,620	401
Media - (0.26)%				Merck KGaA	4,694	470
Altice NV - A Shares (a)	16,706	288		Mylan NV (a)	12,245	531
Atresmedia Corp de Medios de Comunicacion	12,068	157		Novartis AG	797	63
SA				Quintiles Transnational Holdings Inc (a)	116	8
Axel Springer SE	244	14		Roche Holding AG	431	113
Charter Communications Inc (a)	5,626	1,232		Shire PLC ADR	5,074	945
Discovery Communications Inc - C Shares (a)	14,470	387		Teva Pharmaceutical Industries Ltd ADR	15,504	804
Markit Ltd (a)	10,748	369		UCB SA	1,335	97
Modern Times Group MTG AB	6,212	176				$7,582
News Corp - A Shares	182,020	2,177
Nexstar Broadcasting Group Inc	5,550	295

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Pipelines - (0.04)%				Software (continued)
Koninklijke Vopak NV	3,401	$177		Akamai Technologies Inc (a)	10,720	$585
ONEOK Inc	25,710	1,112		Amadeus IT Holding SA	7,837	363
		$1,289		Autodesk Inc (a)	15,440	900
				Broadridge Financial Solutions Inc	21,870	1,404
Real Estate - (0.06)%				Electronic Arts Inc (a)	63,870	4,902
CBRE Group Inc (a)	25,710	768
Forestar Group Inc (a)	30,240	370		SAP SE	8,781	711
				Tyler Technologies Inc (a)	2,890	443
Jones Lang LaSalle Inc	6,070	715				$11,713
		$1,853
				Telecommunications - (0.44)%
REITS - (0.98)%				BCE Inc	9,205	424
Annaly Capital Management Inc	33,521	355		Cellnex Telecom SAU	20,331	328
Colony Capital Inc	8,015	147		Ciena Corp (a)	13,426	235
Cousins Properties Inc	15,693	168		Deutsche Telekom AG	15,203	270
Crown Castle International Corp	10,799	981		Elisa OYJ	1,349	51
Equinix Inc	21,965	7,951		General Communication Inc (a)	15,320	239
HCP Inc	192,870	6,340		GN Store Nord A/S	5,092	104
LaSalle Hotel Properties	5,340	123		Koninklijke KPN NV	27,346	109
Medical Properties Trust Inc	70,610	1,038		Leap Wireless International Inc - Rights (a),(b),(c)	7,565	24
Omega Healthcare Investors Inc	56,580	1,806		Level 3 Communications Inc (a)	123,240	6,649
SL Green Realty Corp	525	53		Millicom International Cellular SA	2,872	167
Spirit Realty Capital Inc	27,262	312		Nokia OYJ	41,953	240
Starwood Property Trust Inc	20,522	423		Palo Alto Networks Inc (a)	8,664	1,130
Ventas Inc	62,670	4,157		Tele2 AB	34,466	302
Welltower Inc	74,283	5,118		Telecom Italia SpA/Milano (a)	310,960	295
Weyerhaeuser Co	5,992	189		Telefonica Deutschland Holding AG	39,588	177
		$29,161		Telefonica SA	13,079	137
Retail - (0.51)%				Telenor ASA	1,478	25
AutoNation Inc (a)	17,780	897		T-Mobile US Inc (a)	50,882	2,176
Best Buy Co Inc	15,410	496				$13,082
Chipotle Mexican Grill Inc (a)	4,280	1,892
				Transportation - (0.13)%
Cie Financiere Richemont SA	6,191	365		Deutsche Post AG	1,468	43
CVS Health Corp	12,220	1,179		FedEx Corp	8,270	1,364
Dick's Sporting Goods Inc	19,086	819		Heartland Express Inc	26,850	496
Dollar Tree Inc (a)	39,331	3,561
				Kuehne + Nagel International AG	854	120
Domino's Pizza Inc	9,590	1,159		Old Dominion Freight Line Inc (a)	25,760	1,658
Dufry AG (a)	426	57
				Panalpina Welttransport Holding AG	191	23
First Cash Financial Services Inc	3,274	143		Ship Finance International Ltd	23,831	382
Foot Locker Inc	36,913	2,064				$4,086
Hennes & Mauritz AB	7,335	225
Luxottica Group SpA	5,496	298		Water- (0.03)%
Pandora A/S	804	120		California Water Service Group	32,610	951
Salvatore Ferragamo SpA	19,624	421
Swatch Group AG/The	1,286	378		TOTAL COMMON STOCKS (proceeds $347,220)		$373,492
Ulta Salon Cosmetics & Fragrance Inc (a)	1,760	410		PREFERRED STOCKS - (0.03)%	Shares	Value(000	's)
Walgreens Boots Alliance Inc	9,560	740
		$15,224		Automobile Manufacturers - (0.02)%
				Volkswagen AG	2,416	361
Savings & Loans - (0.06)%

New York Community Bancorp Inc	113,744	1,790		Automobile Parts & Equipment - 0.00%
				Schaeffler AG	1,101	18
Semiconductors - (1.21)%
ams AG	10,505	289
ASML Holding NV	1,486	148		Chemicals - (0.01)%
Broadcom Ltd	16,620	2,565		FUCHS PETROLUB SE	7,070	288
Intel Corp	130,564	4,124
Lam Research Corp	169,358	14,025		Consumer Products - 0.00%
Microchip Technology Inc	24,120	1,247		Henkel AG & Co KGaA	566	66
Micron Technology Inc (a)	54,702	696
NVIDIA Corp	210,379	9,829
ON Semiconductor Corp (a)	13,286	130		Electronics - 0.00%
Rovi Corp (a)	9,583	161		Sartorius AG	90	25
Skyworks Solutions Inc	47,440	3,167
STMicroelectronics NV	8,723	52		TOTAL PREFERRED STOCKS (proceeds $676)		$758
		$36,433			Principal
				BONDS- (2.15)%	Amount (000's)	Value(000	's)
Shipbuilding - (0.03)%
Huntington Ingalls Industries Inc	5,870	901		Electric - (0.43)%
				Saudi Electricity Global Sukuk Co 2
				3.47%, 04/08/2023	$13,000	$12,902
Software - (0.39)%
Activision Blizzard Inc	61,250	2,405
See accompanying notes.				84

			Schedule of Investments
			Global Multi-Strategy Fund
			May 31, 2016 (unaudited)

			Short Sales Outstanding

	Principal
BONDS (continued)	Amount (000's)		Value (000's)

Iron & Steel - (0.17)%
ABJA Investment Co Pte Ltd
4.85%, 01/31/2020		$5,000	$5,011

Mining - (0.26)%
Cia Brasileira de Aluminio
4.75%, 06/17/2024		1,500	1,342
Rio Tinto Finance PLC
2.88%, 12/11/2024	EUR	5,000	6,345
			$7,687

Sovereign - (1.29)%
Colombia Government International Bond
4.00%, 02/26/2024		$240	238
Ghana Government International Bond
8.50%, 10/04/2017		5,000	5,019
IPIC GMTN Ltd
5.50%, 03/01/2022		5,000	5,656
6.88%, 11/01/2041		4,000	5,258
Kazakhstan Government International Bond
5.13%, 07/21/2025		5,750	6,050
South Africa Government International Bond
4.88%, 04/14/2026		8,000	7,845
Turkey Government International Bond
7.38%, 02/05/2025		5,160	6,125
Venezuela Government International Bond
9.25%, 09/15/2027		6,000	2,535
			$38,726
TOTAL BONDS (proceeds $62,891)			$64,326
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (3.44)%	Amount (000's)		Value (000's)

U.S. Treasury - (3.44)%
0.75%, 02/28/2018		$2,254	$2,250
0.88%, 05/15/2019		3,726	3,710
1.38%, 01/31/2021		661	662
1.63%, 05/15/2026		13,740	13,479
2.25%, 11/15/2025		14,737	15,270
2.50%, 02/15/2045		9,902	9,633
2.50%, 02/15/2046		34,838	33,868
3.13%, 11/15/2041		326	362
3.75%, 08/15/2041		2,400	2,952
5.38%, 02/15/2031		7,034	10,015
6.25%, 05/15/2030		7,074	10,715
			$102,916
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $			102,916
OBLIGATIONS (proceeds $102,087)
TOTAL SHORT SALES (proceeds $512,874)			$541,492

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $24 or 0.77% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $24 or 0.77% of net assets.

See accompanying notes.

Schedule of Investments
Global Opportunities Equity Hedged Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 96.65%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.89%			Engineering & Construction - 2.98%
Interpublic Group of Cos Inc/The	2,676	$64	Obayashi Corp	4,700	$49
			Promotora y Operadora de Infraestructura	3,100	37
			SAB de CV
Agriculture - 6.28%			Shimizu Corp	6,000	53
British American Tobacco PLC	1,898	116	Vinci SA	989	75
Bunge Ltd	1,013	68			$214
Imperial Brands PLC	1,842	100
KT&G Corp	544	58	Food - 2.14%
Philip Morris International Inc	1,115	110	Delhaize Group	482	50
		$452	Kroger Co/The	2,901	104
					$154
Apparel - 2.02%
Adidas AG	768	98	Food Service - 1.02%
Michael Kors Holdings Ltd (a)	1,094	47	Compass Group PLC	3,933	73
		$145

Automobile Manufacturers - 2.72%			Gas - 1.04%
Fuji Heavy Industries Ltd	1,500	55	National Grid PLC	5,145	75
Guangzhou Automobile Group Co Ltd	28,000	32
Toyota Motor Corp	2,100	109	Healthcare - Services - 3.67%
		$196	Anthem Inc	403	53
Banks - 8.91%			Centene Corp (a)	1,632	102
Bangkok Bank PCL	5,600	26	Cigna Corp	850	109
JPMorgan Chase & Co	2,758	180			$264
Mitsubishi UFJ Financial Group Inc	30,100	149	Home Builders - 1.17%
Resona Holdings Inc	9,900	37	Daiwa House Industry Co Ltd	2,900	84
Sumitomo Mitsui Trust Holdings Inc	19,000	66
SunTrust Banks Inc	2,317	101
Wells Fargo & Co	1,622	82	Insurance - 5.35%
		$641	AXA SA	2,111	53
			Challenger Ltd/Australia	6,100	42
Biotechnology - 7.91%			Everest Re Group Ltd	274	49
Amgen Inc	1,140	180	NN Group NV	1,674	56
Biogen Inc (a)	121	35	SCOR SE	1,840	62
Charles River Laboratories International Inc	765	66	Swiss Re AG	624	56
(a)
Gilead Sciences Inc (b)	3,310	288	Travelers Cos Inc/The	589	67
					$385
		$569
			Internet - 3.17%
Chemicals - 1.46%			Alphabet Inc - A Shares (a),(b)	257	192
Dow Chemical Co/The	1,148	59	Facebook Inc (a)	300	36
Lonza Group AG (a)	264	46
					$228
		$105
			Mining - 0.35%
Commercial Services - 1.11%			Kinross Gold Corp (a)	5,900	25
Qualicorp SA	8,700	37
Total System Services Inc	806	43
		$80	Oil & Gas - 4.35%
			Antero Resources Corp (a)	2,631	77
Computers - 4.05%			China Petroleum & Chemical Corp	62,000	42
Accenture PLC - Class A	1,196	142	Exxon Mobil Corp	856	76
Apple Inc	698	70	Lukoil PJSC ADR	941	36
Synopsys Inc (a)	1,538	79	Murphy Oil Corp	1,485	46
		$291	Patterson-UTI Energy Inc	1,939	36
Cosmetics & Personal Care - 1.60%					$313
Unilever NV	2,557	115	Oil & Gas Services - 0.65%
			Technip SA	859	47
Diversified Financial Services - 0.47%
Shinhan Financial Group Co Ltd	1,039	34	Pharmaceuticals - 8.40%
			AbbVie Inc	1,912	120
Electric - 4.78%			Cardinal Health Inc	1,121	89
Enersis Americas SA ADR	4,654	36	Pfizer Inc	3,826	133
Enersis Chile SA ADR	4,045	23	Roche Holding AG	350	92
Exelon Corp	2,986	102	Shire PLC	1,152	71
Iberdrola SA	13,126	89	Teva Pharmaceutical Industries Ltd ADR	1,906	99
Korea Electric Power Corp	1,138	60			$604
Tenaga Nasional BHD	10,000	34	Pipelines - 2.39%
		$344	TransCanada Corp	3,500	145
Electronics - 1.27%			Veresen Inc	3,500	27
Honeywell International Inc	506	58			$172
Nippon Electric Glass Co Ltd	7,000	33	Private Equity - 0.76%
		$91	3i Group PLC	6,724	55

See accompanying notes

Schedule of Investments

Global Opportunities Equity Hedged Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Portfolio Summary (unaudited)
			Country			Percent
Real Estate - 1.13%			United States			49.29%
Brookfield Asset Management Inc	2,300	$81	Japan			11.57%
			United Kingdom			8.07%
Retail - 2.57%			France			5.73%
Alimentation Couche-Tard Inc	1,800	79	Canada			4.97%
CVS Health Corp	407	39	Switzerland			2.69%
Matsumotokiyoshi Holdings Co Ltd	700	38	Korea, Republic Of			2.12%
Truworths International Ltd	4,812	29	China			2.08%
		$185	Ireland			1.98%
			Israel			1.37%
Shipbuilding - 0.15%			Germany			1.37%
Huntington Ingalls Industries Inc	69	11	Spain			1.24%
			Chile			0.82%
Software - 3.45%			Netherlands			0.78%
Electronic Arts Inc (a)	725	56	Belgium			0.70%
Microsoft Corp (b)	2,997	159	Bermuda			0.68%
NetEase Inc ADR	186	33	Australia			0.58%
		$248	Mexico			0.52%
			Brazil			0.51%
Telecommunications - 6.21%			Russian Federation			0.50%
China Telecom Corp Ltd	90,000	42	Malaysia			0.47%
Cisco Systems Inc	5,863	170	South Africa			0.40%
Nippon Telegraph & Telephone Corp	2,200	96	Thailand			0.36%
NTT DOCOMO Inc	2,500	62	Other Assets and Liabilities			1.20%
Orange SA	4,399	77	TOTAL NET ASSETS			100.00%
		$447

Transportation - 0.85%
CH Robinson Worldwide Inc	810	61

Water - 1.38%
Veolia Environnement SA	4,403	99

TOTAL COMMON STOCKS		$6,952
INVESTMENT COMPANIES - 2.15%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.15%
Morgan Stanley Institutional Liquidity Funds -	154,850	155
Government Portfolio

TOTAL INVESTMENT COMPANIES		$155
Total Investments		$7,107
Other Assets and Liabilities - 1.20%		$86
TOTAL NET ASSETS - 100.00%		$7,193

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $500 or 4.30% of net assets.

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2016	Short	17		$1,375	$1,412	$(37)
eMini MSCI Emerging Markets; June 2016	Short		7	278	282	(4)
S&P 500 Emini; June 2016	Short	22		2,195	2,304	(109)
Total						$(150)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Global Opportunities Fund May 31, 2016 (unaudited)

COMMON STOCKS - 96.39%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.89%			Engineering & Construction - 3.03%
Interpublic Group of Cos Inc/The	493,350	$11,791	Obayashi Corp	881,700	$9,234
			Promotora y Operadora de Infraestructura	538,265	6,426
			SAB de CV
Agriculture - 6.67%			Shimizu Corp	1,211,000	10,782
British American Tobacco PLC	383,004	23,299	Vinci SA	182,267	13,726
Bunge Ltd	186,745	12,525			$40,168
Imperial Brands PLC	384,021	20,885
KT&G Corp	95,330	10,206	Food - 2.14%
Philip Morris International Inc	218,759	21,587	Delhaize Group	88,132	9,236
		$88,502	Kroger Co/The	534,920	19,129
					$28,365
Apparel - 1.91%
Adidas AG	130,613	16,721	Food Service - 0.96%
Michael Kors Holdings Ltd (a)	199,881	8,539	Compass Group PLC	685,593	12,765
		$25,260

Automobile Manufacturers - 2.86%			Gas - 0.98%
Fuji Heavy Industries Ltd	312,900	11,589	National Grid PLC	890,176	12,978
Guangzhou Automobile Group Co Ltd	4,856,000	5,561
Toyota Motor Corp	401,797	20,777	Healthcare - Services - 3.46%
		$37,927	Anthem Inc	65,390	8,642
Banks - 8.88%			Centene Corp (a)	300,423	18,731
Bangkok Bank PCL	1,238,800	5,726	Cigna Corp	144,126	18,464
JPMorgan Chase & Co	508,687	33,202			$45,837
Mitsubishi UFJ Financial Group Inc	5,278,500	26,079	Home Builders - 1.16%
Resona Holdings Inc	1,879,100	7,092	Daiwa House Industry Co Ltd	533,300	15,379
Sumitomo Mitsui Trust Holdings Inc	3,529,000	12,174
SunTrust Banks Inc	427,232	18,721
Wells Fargo & Co	292,308	14,826	Insurance - 5.57%
		$117,820	AXA SA	427,718	10,747
			Challenger Ltd/Australia	1,066,237	7,356
Biotechnology - 7.70%			Everest Re Group Ltd	49,701	8,902
Amgen Inc	207,128	32,716	NN Group NV	308,277	10,290
Biogen Inc (a)	22,909	6,638	SCOR SE	376,646	12,602
Charles River Laboratories International Inc	133,643	11,484	Swiss Re AG	113,257	10,177
(a)
			Travelers Cos Inc/The	120,884	13,798
Gilead Sciences Inc	589,298	51,304			$73,872
		$102,142
			Internet - 3.17%
Chemicals - 1.57%			Alphabet Inc - A Shares (a)	47,272	35,399
Dow Chemical Co/The	231,216	11,875	Facebook Inc (a)	55,297	6,570
Lonza Group AG (a)	51,530	8,901
					$41,969
		$20,776
			Mining - 0.33%
Commercial Services - 1.12%			Kinross Gold Corp (a)	1,030,700	4,417
Qualicorp SA	1,628,400	6,908
Total System Services Inc	148,772	7,989
		$14,897	Oil & Gas - 4.17%
			Antero Resources Corp (a)	479,054	13,907
Computers - 4.01%			China Petroleum & Chemical Corp	10,312,000	7,011
Accenture PLC - Class A	216,921	25,807	Exxon Mobil Corp	148,804	13,246
Apple Inc	128,753	12,857	Lukoil PJSC ADR	170,554	6,503
Synopsys Inc (a)	281,924	14,567	Murphy Oil Corp	256,796	7,938
		$53,231	Patterson-UTI Energy Inc	356,947	6,643
Cosmetics & Personal Care - 1.52%					$55,248
Unilever NV	448,682	20,146	Oil & Gas Services - 0.67%
			Technip SA	162,758	8,920
Diversified Financial Services - 0.45%
Shinhan Financial Group Co Ltd	181,342	6,014	Pharmaceuticals - 8.29%
			AbbVie Inc	342,142	21,531
Electric - 4.70%			Cardinal Health Inc	189,717	14,978
Enersis Americas SA ADR	783,723	5,988	Pfizer Inc	781,583	27,121
Enersis Chile SA ADR	756,173	4,295	Roche Holding AG	58,782	15,439
Exelon Corp	552,702	18,941	Shire PLC	194,925	12,043
Iberdrola SA	2,274,038	15,424	Teva Pharmaceutical Industries Ltd ADR	362,090	18,782
Korea Electric Power Corp	218,018	11,495			$109,894
Tenaga Nasional BHD	1,833,300	6,206	Pipelines - 2.40%
		$62,349	TransCanada Corp	645,300	26,740
Electronics - 1.38%			Veresen Inc	651,600	5,098
Honeywell International Inc	93,277	10,618			$31,838
Nippon Electric Glass Co Ltd	1,615,000	7,729	Private Equity - 0.79%
		$18,347	3i Group PLC	1,282,079	10,415

See accompanying notes

Schedule of Investments Global Opportunities Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Portfolio Summary (unaudited)
			Country	Percent
Real Estate - 1.11%			United States	49.40%
Brookfield Asset Management Inc	420,024	$14,740	Japan	11.84%
			United Kingdom	8.23%
Retail - 2.57%			France	5.81%
Alimentation Couche-Tard Inc	334,616	14,723	Canada	4.95%
CVS Health Corp	75,060	7,240	Switzerland	2.60%
Matsumotokiyoshi Holdings Co Ltd	129,700	7,045	Korea, Republic Of	2.09%
Truworths International Ltd	842,612	5,043	China	1.96%
		$34,051	Ireland	1.94%
			Israel	1.42%
Shipbuilding - 0.15%			Germany	1.26%
Huntington Ingalls Industries Inc	12,738	1,954	Spain	1.16%
			Netherlands	0.78%
Software - 3.57%			Chile	0.77%
Electronic Arts Inc (a)	132,015	10,132	Belgium	0.70%
Microsoft Corp	596,059	31,591	Bermuda	0.67%
NetEase Inc ADR	31,821	5,659	Australia	0.55%
		$47,382	Brazil	0.52%
			Russian Federation	0.49%
Telecommunications - 6.17%			Mexico	0.48%
China Telecom Corp Ltd	16,590,000	7,726	Malaysia	0.47%
Cisco Systems Inc	1,053,351	30,600	Thailand	0.43%
Nippon Telegraph & Telephone Corp	410,200	17,952	South Africa	0.38%
NTT DOCOMO Inc	451,600	11,283	Other Assets and Liabilities	1.10%
Orange SA	823,355	14,326	TOTAL NET ASSETS	100.00%
		$81,887

Transportation - 0.78%
CH Robinson Worldwide Inc	138,632	10,395

Water - 1.26%
Veolia Environnement SA	745,104	16,737

TOTAL COMMON STOCKS		$1,278,413
INVESTMENT COMPANIES - 2.51%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.51%
Morgan Stanley Institutional Liquidity Funds -	33,276,254	33,276
Government Portfolio

TOTAL INVESTMENT COMPANIES		$33,276
Total Investments		$1,311,689
Other Assets and Liabilities - 1.10%		$14,569
TOTAL NET ASSETS - 100.00%		$1,326,258

(a) Non-Income Producing Security

See accompanying notes

     Schedule of Investments International Equity Index Fund May 31, 2016 (unaudited)

COMMON STOCKS - 97.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.48%			Automobile Parts & Equipment (continued)
Dentsu Inc	14,800	$744	Denso Corp	33,500	$1,310
Hakuhodo DY Holdings Inc	14,700	183	GKN PLC	118,428	471
JCDecaux SA	5,133	212	JTEKT Corp	15,400	211
Publicis Groupe SA	13,069	947	Koito Manufacturing Co Ltd	7,700	361
WPP PLC	89,461	2,063	Mobileye NV (a)	12,118	460
		$4,149	NGK Insulators Ltd	18,000	393
			NGK Spark Plug Co Ltd	12,300	236
Aerospace & Defense - 1.05%			NHK Spring Co Ltd	14,300	122
Airbus Group SE	40,698	2,533	NOK Corp	6,500	115
BAE Systems PLC	218,806	1,530	Nokian Renkaat OYJ	7,909	279
Cobham PLC	78,671	186	Stanley Electric Co Ltd	10,400	219
IHI Corp	101,000	258	Sumitomo Electric Industries Ltd	52,000	730
Kawasaki Heavy Industries Ltd	97,000	300	Sumitomo Rubber Industries Ltd	11,800	172
Leonardo-Finmeccanica SpA (a)	27,963	331	Toyoda Gosei Co Ltd	4,400	86
Meggitt PLC	53,561	300	Toyota Industries Corp	11,100	477
Rolls-Royce Holdings PLC (a)	127,046	1,139	Valeo SA	5,490	829
Safran SA	21,610	1,516	Yokohama Rubber Co Ltd/The	7,600	116
Thales SA	7,287	632			$11,566
Zodiac Aerospace	13,997	328
		$9,053	Banks - 11.98%
			ABN AMRO Group NV (b)	16,237	331
Agriculture - 1.75%			Aozora Bank Ltd	81,000	274
British American Tobacco PLC	128,810	7,836	Australia & New Zealand Banking Group Ltd	201,591	3,701
Golden Agri-Resources Ltd	487,800	138	Banco Bilbao Vizcaya Argentaria SA	449,475	2,976
Imperial Brands PLC	66,242	3,603	Banco de Sabadell SA	367,539	628
Japan Tobacco Inc	75,900	2,993	Banco Espirito Santo SA (a),(c)	131,709	—
Swedish Match AB	13,576	463	Banco Popular Espanol SA	118,659	195
		$15,033	Banco Popular Espanol SA - Rights (a)	118,659	30
Airlines - 0.22%			Banco Santander SA	997,365	4,759
ANA Holdings Inc	80,000	233	Bank Hapoalim BM	73,553	379
			Bank Leumi Le-Israel BM (a)	96,741	355
Cathay Pacific Airways Ltd	81,000	127
Deutsche Lufthansa AG	16,048	225	Bank of East Asia Ltd/The	82,000	302
			Bank of Ireland (a)	1,900,748	580
easyJet PLC	10,978	244
International Consolidated Airlines Group SA	55,911	437	Bank of Kyoto Ltd/The	21,000	138
Japan Airlines Co Ltd	8,200	280	Bank of Queensland Ltd	25,991	218
Qantas Airways Ltd (a)	35,625	79	Bankia SA	318,320	276
Singapore Airlines Ltd	37,200	288	Bankinter SA	46,580	354
		$1,913	Barclays PLC	1,161,296	3,056
			Bendigo & Adelaide Bank Ltd	31,562	233
Apparel - 0.81%			BNP Paribas SA	73,201	4,057
Adidas AG	13,010	1,666	BOC Hong Kong Holdings Ltd	255,500	787
Asics Corp	10,900	246	CaixaBank SA	183,960	503
Burberry Group PLC	30,747	477	Chiba Bank Ltd/The	48,000	250
Christian Dior SE	3,766	615	Chugoku Bank Ltd/The	11,700	132
Hermes International	1,823	659	Commerzbank AG	73,552	631
LVMH Moet Hennessy Louis Vuitton SE	19,266	3,084	Commonwealth Bank of Australia	117,984	6,586
Yue Yuen Industrial Holdings Ltd	50,500	191	Concordia Financial Group Ltd (a)	81,400	380
		$6,938	Credit Agricole SA	72,946	733
			Credit Suisse Group AG (a)	128,484	1,769
Automobile Manufacturers - 3.36%			Danske Bank A/S	48,783	1,408
Bayerische Motoren Werke AG	22,876	1,933	DBS Group Holdings Ltd	121,600	1,368
Daihatsu Motor Co Ltd	13,200	179	Deutsche Bank AG (a)	95,301	1,704
Daimler AG	66,529	4,548	DNB ASA	67,525	864
Ferrari NV	8,484	360	Erste Group Bank AG	19,302	516
Fiat Chrysler Automobiles NV	62,147	444	Fukuoka Financial Group Inc	53,000	192
Fuji Heavy Industries Ltd	40,500	1,500	Hachijuni Bank Ltd/The	28,200	124
Hino Motors Ltd	17,800	181	Hang Seng Bank Ltd	52,700	936
Honda Motor Co Ltd	112,500	3,157	Hiroshima Bank Ltd/The	34,000	127
Isuzu Motors Ltd	40,900	489	HSBC Holdings PLC	1,360,248	8,792
Mazda Motor Corp	39,300	667	ING Groep NV	267,386	3,309
Mitsubishi Motors Corp	47,500	247	Intesa Sanpaolo SpA	876,666	2,250
Nissan Motor Co Ltd	171,700	1,724	Intesa Sanpaolo SpA	64,430	156
Peugeot SA (a)	33,523	528
			Investec PLC	42,660	289
Renault SA	13,280	1,246	Iyo Bank Ltd/The	16,700	110
Suzuki Motor Corp	25,100	640	Japan Post Bank Co Ltd	27,900	332
Toyota Motor Corp	184,500	9,541	Joyo Bank Ltd/The	42,000	154
Volkswagen AG	2,242	347	KBC Groep NV (a)	17,332	1,025
Volvo AB - B Shares	106,530	1,186	Kyushu Financial Group Inc	24,000	129
		$28,917	Lloyds Banking Group PLC	4,438,479	4,620
Automobile Parts & Equipment - 1.34%			Mediobanca SpA	39,119	304
Aisin Seiki Co Ltd	13,100	536	Mitsubishi UFJ Financial Group Inc	881,000	4,353
Bridgestone Corp	44,800	1,533	Mizrahi Tefahot Bank Ltd	9,614	113
Cie Generale des Etablissements Michelin	12,569	1,278	Mizuho Financial Group Inc	1,633,700	2,554
Continental AG	7,599	1,632	National Australia Bank Ltd	182,267	3,566

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Natixis SA	64,842	$313	Croda International PLC	9,068	$385
Nordea Bank AB	209,876	2,037	Daicel Corp	20,100	249
Oversea-Chinese Banking Corp Ltd	213,500	1,337	EMS-Chemie Holding AG	565	280
Raiffeisen Bank International AG (a)	8,096	108	Evonik Industries AG	9,659	285
Resona Holdings Inc	152,400	575	Givaudan SA	637	1,221
Royal Bank of Scotland Group PLC (a)	240,975	858	Hitachi Chemical Co Ltd	7,200	134
Seven Bank Ltd	41,000	150	Incitec Pivot Ltd	116,576	290
Shinsei Bank Ltd	123,000	196	Israel Chemicals Ltd	35,244	144
Shizuoka Bank Ltd/The	36,000	267	Johnson Matthey PLC	13,372	558
Skandinaviska Enskilda Banken AB	104,957	1,006	JSR Corp	13,200	193
Societe Generale SA	52,922	2,184	K+S AG	13,224	326
Standard Chartered PLC	226,507	1,730	Kaneka Corp	19,000	150
Sumitomo Mitsui Financial Group Inc	92,800	2,998	Kansai Paint Co Ltd	15,000	302
Sumitomo Mitsui Trust Holdings Inc	227,440	785	Koninklijke DSM NV	12,534	746
Suruga Bank Ltd	12,000	267	Kuraray Co Ltd	24,400	322
Svenska Handelsbanken AB	103,466	1,325	LANXESS AG	6,323	302
Swedbank AB	62,573	1,377	Linde AG	12,833	1,922
UBS Group AG	252,706	3,904	Lonza Group AG (a)	3,656	632
UniCredit SpA	350,462	1,123	Mitsubishi Chemical Holdings Corp	93,500	473
Unione di Banche Italiane SpA	62,306	232	Mitsubishi Gas Chemical Co Inc	25,000	141
United Overseas Bank Ltd	89,400	1,184	Mitsui Chemicals Inc	63,000	235
Westpac Banking Corp	230,488	5,097	Nippon Paint Holdings Co Ltd	11,200	316
Yamaguchi Financial Group Inc	14,000	136	Nitto Denko Corp	11,400	747
		$103,097	Novozymes A/S	16,121	767
			OCI NV (a)	6,551	94
Beverages - 2.74%			Shin-Etsu Chemical Co Ltd	26,800	1,554
Anheuser-Busch InBev SA/NV	55,561	7,023	Solvay SA	5,120	519
Asahi Group Holdings Ltd	26,600	901	Sumitomo Chemical Co Ltd	108,000	491
Carlsberg A/S	7,390	713	Symrise AG	8,520	535
Coca-Cola Amatil Ltd	39,570	254	Syngenta AG	6,421	2,525
Coca-Cola HBC AG (a)	12,496	243
			Taiyo Nippon Sanso Corp	8,900	79
Diageo PLC	173,877	4,718	Teijin Ltd	64,000	224
Heineken Holding NV	6,964	572	Toray Industries Inc	100,000	860
Heineken NV	15,919	1,479	Umicore SA	6,577	331
Kirin Holdings Co Ltd	56,700	949	Yara International ASA	12,354	444
Pernod Ricard SA	14,671	1,599			$29,305
Remy Cointreau SA	1,515	126
SABMiller PLC	67,198	4,181	Commercial Services - 1.92%
Suntory Beverage & Food Ltd	9,500	444	Abertis Infraestructuras SA	35,249	539
Treasury Wine Estates Ltd	51,002	381	Abertis Infraestructuras SA - Rights (a)	35,249	27
		$23,583	Adecco Group AG	11,452	694
			Aggreko PLC	17,696	288
Biotechnology - 0.39%			Ashtead Group PLC	34,778	492
CSL Ltd	31,980	2,673	Atlantia SpA	28,528	770
Genmab A/S (a)	3,917	708
			Babcock International Group PLC	17,418	261
		$3,381	Benesse Holdings Inc	4,500	99
Building Materials - 1.30%			Brambles Ltd	109,099	1,011
Asahi Glass Co Ltd	69,000	415	Bureau Veritas SA	18,301	393
Boral Ltd	51,378	252	Capita PLC	45,918	706
Cie de Saint-Gobain	32,944	1,472	Dai Nippon Printing Co Ltd	37,000	377
CRH PLC	56,873	1,729	Edenred	14,322	265
Daikin Industries Ltd	16,100	1,368	Experian PLC	66,317	1,254
Fletcher Building Ltd	47,718	289	G4S PLC	107,208	289
Geberit AG	2,611	999	Hutchison Port Holdings Trust	361,141	155
HeidelbergCement AG	9,737	834	Intertek Group PLC	11,150	506
Imerys SA	2,474	174	ISS A/S	11,546	466
James Hardie Industries PLC	30,781	468	Park24 Co Ltd	7,000	199
LafargeHolcim Ltd (a)	31,450	1,416	Randstad Holding NV	8,220	444
LIXIL Group Corp	18,300	328	Recruit Holdings Co Ltd	19,500	660
Rinnai Corp	2,300	199	RELX NV	68,738	1,190
Sika AG	147	636	RELX PLC	76,502	1,383
Taiheiyo Cement Corp	81,000	212	Secom Co Ltd	14,400	1,122
TOTO Ltd	9,700	365	Securitas AB	21,634	341
		$11,156	SGS SA	377	805
			Sohgo Security Services Co Ltd	4,900	240
Chemicals - 3.41%			Toppan Printing Co Ltd	36,000	324
Air Liquide SA	23,783	2,559	Transurban Group	140,647	1,223
Air Water Inc	11,000	171			$16,523
Akzo Nobel NV	17,108	1,160
Arkema SA	4,631	380	Computers - 0.56%
Asahi Kasei Corp	86,000	573	Atos SE	6,080	562
BASF SE	63,463	4,907	Capgemini SA	11,301	1,078
Brenntag AG	10,674	571	Computershare Ltd	32,212	250
Covestro AG (b)	4,897	208	Fujitsu Ltd	128,000	513

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Gemalto NV	5,534	$338	Contact Energy Ltd	49,777	$182
Ingenico Group SA	3,792	462	DUET Group	160,386	272
Nomura Research Institute Ltd	8,510	319	E.ON SE	138,260	1,360
NTT Data Corp	8,600	442	EDP - Energias de Portugal SA	160,012	533
Obic Co Ltd	4,400	238	Electric Power Development Co Ltd	10,000	258
Otsuka Corp	3,600	170	Electricite de France SA	17,247	230
TDK Corp	8,400	487	Endesa SA	21,945	451
		$4,859	Enel SpA	526,857	2,389
			Engie SA	100,960	1,556
Consumer Products - 0.63%			Fortum OYJ	30,690	460
Henkel AG & Co KGaA	7,180	754	HK Electric Investments & HK Electric	182,500	161
Reckitt Benckiser Group PLC	43,933	4,374	Investments Ltd (b)
Societe BIC SA	1,986	265	Hokuriku Electric Power Co	11,600	144
		$5,393	Iberdrola SA	375,717	2,548
Cosmetics & Personal Care - 2.07%			Kansai Electric Power Co Inc/The (a)	48,600	469
Beiersdorf AG	6,964	633	Kyushu Electric Power Co Inc	29,400	297
Kao Corp	34,700	1,898	Meridian Energy Ltd	88,545	161
Kose Corp	2,100	187	Mighty River Power Ltd	48,366	97
L'Oreal SA	17,504	3,294	Origin Energy Ltd	120,910	496
Pola Orbis Holdings Inc	1,600	138	Power Assets Holdings Ltd	95,000	921
Shiseido Co Ltd	26,200	684	Red Electrica Corp SA	7,476	666
Svenska Cellulosa AB SCA	41,859	1,341	RWE AG (a)	33,813	443
Unicharm Corp	27,800	540	Shikoku Electric Power Co Inc	11,500	136
Unilever NV	112,556	5,054	SSE PLC	69,524	1,541
Unilever PLC	88,681	4,039	Terna Rete Elettrica Nazionale SpA	104,161	578
		$17,808	Tohoku Electric Power Co Inc	31,100	399
			Tokyo Electric Power Co Holdings Inc (a)	99,800	467
Distribution & Wholesale - 1.01%					$19,893
Bunzl PLC	23,159	685
ITOCHU Corp	103,300	1,287	Electrical Components & Equipment - 0.70%
Jardine Cycle & Carriage Ltd	6,800	167	Brother Industries Ltd	16,200	193
Li & Fung Ltd	406,000	207	Casio Computer Co Ltd	15,700	243
Marubeni Corp	114,000	544	Legrand SA	18,443	1,014
Mitsubishi Corp	104,400	1,839	Mabuchi Motor Co Ltd	3,400	159
Mitsui & Co Ltd	117,900	1,412	Nidec Corp	16,400	1,256
Rexel SA	20,857	319	OSRAM Licht AG	6,147	328
Sumitomo Corp	82,000	836	Prysmian SpA	13,476	330
Toyota Tsusho Corp	14,700	345	Schneider Electric SE	38,570	2,493
Wolseley PLC	17,635	1,032			$6,016
		$8,673	Electronics - 1.14%
Diversified Financial Services - 1.59%			Alps Electric Co Ltd	12,700	254
Aberdeen Asset Management PLC	63,743	257	Hamamatsu Photonics KK	9,700	262
Acom Co Ltd (a)	27,500	150	Hirose Electric Co Ltd	2,185	269
AEON Financial Service Co Ltd	7,100	156	Hitachi High-Technologies Corp	4,700	136
AerCap Holdings NV (a)	11,766	460	Hoya Corp	27,900	976
ASX Ltd	13,376	430	Keyence Corp	3,140	1,977
Credit Saison Co Ltd	10,100	191	Koninklijke Philips NV	64,337	1,733
Daiwa Securities Group Inc	113,000	654	Kyocera Corp	22,100	1,098
Deutsche Boerse AG	13,335	1,169	Minebea Co Ltd	23,400	186
Hargreaves Lansdown PLC	18,024	352	Murata Manufacturing Co Ltd	13,100	1,513
Hong Kong Exchanges and Clearing Ltd	79,300	1,899	NEC Corp	179,000	419
ICAP PLC	38,266	239	Nippon Electric Glass Co Ltd	29,000	139
Japan Exchange Group Inc	36,000	486	Omron Corp	13,200	422
Julius Baer Group Ltd (a)	15,463	689	Yaskawa Electric Corp	17,400	218
London Stock Exchange Group PLC	21,663	857	Yokogawa Electric Corp	15,700	180
Macquarie Group Ltd	21,161	1,142			$9,782
Mitsubishi UFJ Lease & Finance Co Ltd	30,900	132	Energy - Alternate Sources - 0.13%
Nomura Holdings Inc	250,900	1,077	Vestas Wind Systems A/S	15,481	1,109
ORIX Corp	91,400	1,260
Partners Group Holding AG	1,199	506
Platinum Asset Management Ltd	16,214	77	Engineering & Construction - 1.21%
Provident Financial PLC	10,170	429	ACS Actividades de Construccion y Servicios	13,277	438
Schroders PLC	9,370	367	SA
Singapore Exchange Ltd	55,500	313	Aena SA (a),(b)	4,662	629
Worldpay Group PLC (a),(b)	96,733	387	Aeroports de Paris	2,051	244
		$13,679	Auckland International Airport Ltd	65,820	278
			Boskalis Westminster	6,076	220
Electric - 2.31%			Bouygues SA	14,308	465
AGL Energy Ltd	46,619	625	Cheung Kong Infrastructure Holdings Ltd	45,000	421
AusNet Services	122,218	139	CIMIC Group Ltd	6,943	187
Chubu Electric Power Co Inc	44,400	604	Eiffage SA	3,956	292
Chugoku Electric Power Co Inc/The	19,200	240	Ferrovial SA	33,451	708
CLP Holdings Ltd	113,500	1,070	Ferrovial SA - Rights (a)	32,339	12

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Food (continued)
Fraport AG Frankfurt Airport Services	2,872	$164	Yamazaki Baking Co Ltd	8,000	$195
Worldwide					$41,305
HOCHTIEF AG	1,437	182
Japan Airport Terminal Co Ltd	3,200	110	Food Service - 0.33%
JGC Corp	14,000	215	Compass Group PLC	113,607	2,115
Kajima Corp	62,000	420	Sodexo SA	6,514	686
LendLease Group	38,151	370			$2,801
Obayashi Corp	44,800	469	Forest Products & Paper - 0.21%
Shimizu Corp	38,000	338	Mondi PLC	25,374	493
Singapore Technologies Engineering Ltd	107,800	253	Oji Holdings Corp	58,000	237
Skanska AB	23,495	516	Stora Enso OYJ	38,065	327
Sydney Airport	75,482	386	UPM-Kymmene OYJ	36,878	710
Taisei Corp	71,000	524			$1,767
Vinci SA	34,612	2,607
		$10,448	Gas - 1.04%
			Centrica PLC	374,883	1,105
Entertainment - 0.44%			Enagas SA	15,671	470
Aristocrat Leisure Ltd	37,418	347	Gas Natural SDG SA	24,199	479
Genting Singapore PLC	417,700	225	Hong Kong & China Gas Co Ltd	478,500	918
Merlin Entertainments PLC (b)	49,031	300	National Grid PLC	258,813	3,773
Oriental Land Co Ltd/Japan	15,000	983	Osaka Gas Co Ltd	129,000	482
Paddy Power Betfair PLC	5,494	742	Snam SpA	169,316	970
Sankyo Co Ltd	3,100	115	Toho Gas Co Ltd	26,000	192
Sega Sammy Holdings Inc	12,800	155	Tokyo Gas Co Ltd	141,000	567
Tabcorp Holdings Ltd	57,450	183			$8,956
Tatts Group Ltd	101,192	288
Toho Co Ltd/Tokyo	7,800	212	Hand & Machine Tools - 0.43%
William Hill PLC	61,118	275	Fuji Electric Co Ltd	38,000	153
		$3,825	Makita Corp	7,700	496
			Sandvik AB	73,671	720
Environmental Control - 0.02%			Schindler Holding AG	1,409	260
Kurita Water Industries Ltd	7,000	163	Schindler Holding AG	3,055	566
			SMC Corp/Japan	3,900	985
Food - 4.80%			Techtronic Industries Co Ltd	94,500	380
Ajinomoto Co Inc	38,200	916	THK Co Ltd	8,300	156
Aryzta AG (a)	6,025	240			$3,716
Associated British Foods PLC	24,614	1,049
Barry Callebaut AG (a)	151	179	Healthcare - Products - 0.95%
			Cochlear Ltd	3,951	344
Calbee Inc	5,500	201	Coloplast A/S	8,374	633
Carrefour SA	38,268	1,037	CYBERDYNE Inc (a)	6,900	161
Casino Guichard Perrachon SA	3,909	233	Essilor International SA	14,207	1,856
Chocoladefabriken Lindt & Spruengli AG	67	413	Getinge AB	13,828	295
Chocoladefabriken Lindt & Spruengli AG	7	518	Olympus Corp	20,100	845
Chr Hansen Holding A/S	6,832	433	QIAGEN NV (a)	15,277	328
Colruyt SA	4,652	276	Shimadzu Corp	16,000	242
Danone SA	40,729	2,861	Smith & Nephew PLC	61,874	1,050
Delhaize Group	7,202	755	Sonova Holding AG	3,681	492
Distribuidora Internacional de Alimentacion	43,009	257	Sysmex Corp	10,800	783
SA			Terumo Corp	23,600	986
First Pacific Co Ltd/Hong Kong	146,000	96	William Demant Holding A/S (a)	8,460	178
ICA Gruppen AB	5,558	196			$8,193
J Sainsbury PLC	93,047	362
Jeronimo Martins SGPS SA	17,391	282	Healthcare - Services - 0.62%
Kerry Group PLC	10,937	987	Fresenius Medical Care AG & Co KGaA	15,132	1,314
Kikkoman Corp	10,000	357	Fresenius SE & Co KGaA	28,280	2,136
Koninklijke Ahold NV	57,651	1,278	Healthscope Ltd	119,887	259
Marine Harvest ASA (a)	26,433	442	Mediclinic International PLC	25,469	319
MEIJI Holdings Co Ltd	7,900	707	Miraca Holdings Inc	3,900	164
METRO AG	12,316	405	Ramsay Health Care Ltd	9,773	513
Nestle SA	220,305	16,280	Ryman Healthcare Ltd	25,910	168
NH Foods Ltd	12,000	279	Sonic Healthcare Ltd	27,133	420
Nisshin Seifun Group Inc	13,595	230			$5,293
Nissin Foods Holdings Co Ltd	4,000	200
Orkla ASA	56,322	510	Holding Companies - Diversified - 0.61%
Seven & i Holdings Co Ltd	52,000	2,212	Bollore SA	59,963	217
Tate & Lyle PLC	32,228	294	CK Hutchison Holdings Ltd	186,132	2,159
Tesco PLC (a)	562,514	1,339	Industrivarden AB	11,342	192
Toyo Suisan Kaisha Ltd	6,100	235	Jardine Matheson Holdings Ltd	16,900	963
Wesfarmers Ltd	77,811	2,282	Keppel Corp Ltd	100,400	392
			Noble Group Ltd (a)	302,600	65
WH Group Ltd (b)	404,500	311
Wilmar International Ltd	132,600	320	NWS Holdings Ltd	104,500	165
Wm Morrison Supermarkets PLC	153,281	439	Swire Pacific Ltd	37,500	404
Woolworths Ltd	87,816	1,402	Wendel SA	1,988	230
Yakult Honsha Co Ltd	6,100	297

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Holding Companies - Diversified (continued)			Internet (continued)
Wharf Holdings Ltd/The	93,000	$503	SBI Holdings Inc/Japan	14,590	$151
		$5,290	SEEK Ltd	22,608	266
			Start Today Co Ltd	4,000	181
Home Builders - 0.55%			Trend Micro Inc/Japan	7,700	278
Barratt Developments PLC	69,253	592	United Internet AG	8,497	401
Berkeley Group Holdings PLC	8,969	425	Yahoo Japan Corp	98,300	439
Daiwa House Industry Co Ltd	39,100	1,127			$3,879
Iida Group Holdings Co Ltd	10,020	208
Persimmon PLC	21,252	647	Investment Companies - 0.31%
Sekisui Chemical Co Ltd	28,100	364	Eurazeo SA	2,934	191
Sekisui House Ltd	41,600	740	EXOR SpA	7,655	291
Taylor Wimpey PLC	225,201	669	Groupe Bruxelles Lambert SA	5,574	474
		$4,772	Investment AB Kinnevik (a)	16,264	396
			Investment AB Kinnevik (a)	15,994	34
Home Furnishings - 0.54%			Investor AB	31,471	1,095
Electrolux AB	16,623	446	Pargesa Holding SA	2,400	159
Hoshizaki Electric Co Ltd	3,500	333			$2,640
Panasonic Corp	152,400	1,410
Sony Corp	87,200	2,425	Iron & Steel - 0.42%
		$4,614	ArcelorMittal (a)	127,097	623
			Fortescue Metals Group Ltd	107,575	231
Insurance - 5.47%			Hitachi Metals Ltd	14,700	157
Admiral Group PLC	14,592	415	JFE Holdings Inc	36,000	480
Aegon NV	126,098	648	Kobe Steel Ltd	213,000	190
Ageas	13,915	562	Nippon Steel & Sumitomo Metal Corp	55,777	1,144
AIA Group Ltd	832,400	4,888	thyssenkrupp AG	25,417	560
Allianz SE	31,576	5,157	voestalpine AG	7,856	269
AMP Ltd	204,367	831			$3,654
Assicurazioni Generali SpA	80,680	1,169
Aviva PLC	279,752	1,820	Leisure Products & Services - 0.32%
AXA SA	134,126	3,370	Carnival PLC	13,096	645
Baloise Holding AG	3,454	427	Flight Centre Travel Group Ltd	3,834	88
Challenger Ltd/Australia	39,426	272	Shimano Inc	5,000	773
CNP Assurances	11,860	201	TUI AG	34,462	527
Dai-ichi Life Insurance Co Ltd/The	74,500	970	Yamaha Corp	11,400	343
Direct Line Insurance Group PLC	95,006	515	Yamaha Motor Co Ltd	19,300	338
Gjensidige Forsikring ASA	13,818	238			$2,714
Hannover Rueck SE	4,166	470
Insurance Australia Group Ltd	167,999	712	Lodging - 0.47%
Japan Post Holdings Co Ltd	30,900	398	Accor SA	12,196	531
Legal & General Group PLC	411,042	1,423	City Developments Ltd	28,200	168
Mapfre SA	74,473	188	Crown Resorts Ltd	25,163	219
Medibank Pvt Ltd	190,290	439	Galaxy Entertainment Group Ltd	161,000	540
MS&AD Insurance Group Holdings Inc	34,900	987	InterContinental Hotels Group PLC	13,368	515
Muenchener Rueckversicherungs-Gesellschaft	11,528	2,167	Melco Crown Entertainment Ltd ADR	13,146	190
AG in Muenchen			MGM China Holdings Ltd	65,200	94
NN Group NV	21,894	731	Sands China Ltd	166,800	638
Old Mutual PLC	340,549	875	Shangri-La Asia Ltd	86,166	98
Poste Italiane SpA (a),(b)	36,098	277	SJM Holdings Ltd	136,000	87
Prudential PLC	177,752	3,544	Whitbread PLC	12,607	768
QBE Insurance Group Ltd	94,749	850	Wynn Macau Ltd	107,200	168
RSA Insurance Group PLC	70,274	498			$4,016
Sampo Oyj	30,888	1,375	Machinery - Construction & Mining - 1.05%
SCOR SE	11,275	377	ABB Ltd (a)	135,948	2,831
Sompo Japan Nipponkoa Holdings Inc	24,350	681	Atlas Copco AB - A Shares	46,398	1,199
Sony Financial Holdings Inc	12,000	145	Atlas Copco AB - B Shares	26,961	643
St James's Place PLC	36,252	486	Hitachi Construction Machinery Co Ltd	7,400	114
Standard Life PLC	136,118	667	Hitachi Ltd	333,000	1,525
Suncorp Group Ltd	88,899	832	Komatsu Ltd	63,700	1,093
Swiss Life Holding AG (a)	2,216	574	Mitsubishi Electric Corp	133,000	1,592
Swiss Re AG	23,052	2,072			$8,997
T&D Holdings Inc	40,000	395
Tokio Marine Holdings Inc	47,100	1,617	Machinery - Diversified - 1.06%
Tryg A/S	8,002	158	Alstom SA (a)	10,598	266
UnipolSai SpA	78,208	156	Amada Holdings Co Ltd	23,400	256
Zurich Insurance Group AG (a)	10,392	2,515	ANDRITZ AG	5,029	256
		$47,092	CNH Industrial NV	70,236	496
			FANUC Corp	13,400	2,041
Internet - 0.45%			GEA Group AG	12,635	586
Auto Trader Group PLC (b)	69,169	393	Hexagon AB	17,856	694
Iliad SA	1,824	400	Husqvarna AB	28,769	228
Kakaku.com Inc	9,800	184	Kone OYJ	23,277	1,101
M3 Inc	13,300	380	Kubota Corp	73,100	1,064
Mixi Inc	3,200	123	MAN SE	2,435	258
Rakuten Inc	64,200	683	Metso OYJ	7,790	183

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Mitsubishi Heavy Industries Ltd	221,000	$890	Eni SpA	175,775	$2,681
Nabtesco Corp	7,700	195	Galp Energia SGPS SA	31,970	418
Sumitomo Heavy Industries Ltd	38,000	183	Idemitsu Kosan Co Ltd	6,100	121
Weir Group PLC/The	14,784	256	Inpex Corp	65,600	535
Zardoya Otis SA	12,501	130	JX Holdings Inc	146,430	569
		$9,083	Lundin Petroleum AB (a)	12,896	231
			Neste Oyj	8,857	298
Media - 0.92%			Oil Search Ltd	94,690	463
Altice NV - A Shares (a)	25,533	440
Altice NV - B Shares (a)	7,546	130	OMV AG	10,175	282
			Repsol SA	74,715	959
Axel Springer SE	2,981	170	Royal Dutch Shell PLC - A Shares	290,870	6,983
ITV PLC	250,730	778	Royal Dutch Shell PLC - B Shares	258,797	6,213
Lagardere SCA	8,154	193	Santos Ltd	109,840	357
Numericable-SFR SA	7,570	235	Showa Shell Sekiyu KK	12,900	130
Pearson PLC	56,770	688	Statoil ASA	77,112	1,219
ProSiebenSat.1 Media SE	15,117	760	TonenGeneral Sekiyu KK	20,000	189
RTL Group SA	2,673	240	TOTAL SA	152,605	7,401
Schibsted ASA - A Shares	5,223	162	Woodside Petroleum Ltd	51,235	1,011
Schibsted ASA - B Shares	6,156	183			$37,645
Singapore Press Holdings Ltd	110,500	310
Sky PLC	71,341	996	Oil & Gas Services - 0.09%
Telenet Group Holding NV (a)	3,642	173	Petrofac Ltd	17,925	201
Vivendi SA	80,369	1,592	Saipem SpA (a)	420,792	172
Wolters Kluwer NV	20,859	832	Technip SA	7,401	406
		$7,882			$779

Metal Fabrication & Hardware - 0.32%			Packaging & Containers - 0.19%
Assa Abloy AB	69,253	1,438	Amcor Ltd/Australia	80,022	940
Maruichi Steel Tube Ltd	3,800	126	Rexam PLC	48,741	443
NSK Ltd	30,400	267	Toyo Seikan Group Holdings Ltd	11,100	233
SKF AB	27,506	484			$1,616
Tenaris SA	32,627	432
		$2,747	Pharmaceuticals - 9.19%
			Actelion Ltd (a)	7,097	1,165
Mining - 1.63%			Alfresa Holdings Corp	12,900	270
Alumina Ltd	169,137	173	Astellas Pharma Inc	145,800	1,981
Anglo American PLC	96,863	836	AstraZeneca PLC	87,352	5,098
Antofagasta PLC	27,247	169	Bayer AG	57,138	5,442
BHP Billiton Ltd	221,914	2,992	Chugai Pharmaceutical Co Ltd	15,300	534
BHP Billiton PLC	145,935	1,720	Daiichi Sankyo Co Ltd	41,600	961
Boliden AB	18,898	335	Eisai Co Ltd	17,300	1,067
Fresnillo PLC	15,274	223	Galenica AG	268	354
Glencore PLC (a)	845,426	1,598	GlaxoSmithKline PLC	336,503	7,033
Mitsubishi Materials Corp	77,000	221	Grifols SA	20,609	467
Newcrest Mining Ltd (a)	52,962	735	Hikma Pharmaceuticals PLC	9,924	330
Norsk Hydro ASA	92,923	369	Hisamitsu Pharmaceutical Co Inc	4,200	223
Randgold Resources Ltd	6,458	543	Kyowa Hakko Kirin Co Ltd	17,900	324
Rio Tinto Ltd	29,309	948	Medipal Holdings Corp	11,800	204
Rio Tinto PLC	85,446	2,381	Merck KGaA	8,929	894
South32 Ltd (a)	367,851	414	Mitsubishi Tanabe Pharma Corp	15,500	259
Sumitomo Metal Mining Co Ltd	34,000	348	Novartis AG	157,224	12,495
		$14,005	Novo Nordisk A/S	128,263	7,178
			Ono Pharmaceutical Co Ltd	28,400	1,255
Miscellaneous Manufacturers - 1.15%			Orion Oyj	7,071	254
Alfa Laval AB	20,287	307	Otsuka Holdings Co Ltd	26,800	1,089
FUJIFILM Holdings Corp	30,200	1,217	Roche Holding AG	48,543	12,750
IMI PLC	18,789	273	Sanofi	81,196	6,674
Konica Minolta Inc	31,100	267	Santen Pharmaceutical Co Ltd	25,600	374
Nikon Corp	23,400	327	Shionogi & Co Ltd	20,500	1,146
Orica Ltd	25,802	253	Shire PLC	40,944	2,530
Siemens AG	52,858	5,694	Sumitomo Dainippon Pharma Co Ltd	10,900	159
Smiths Group PLC	27,299	443	Suzuken Co Ltd/Aichi Japan	5,300	170
Toshiba Corp	278,000	681	Taisho Pharmaceutical Holdings Co Ltd	2,500	232
Wartsila OYJ Abp	10,220	424	Takeda Pharmaceutical Co Ltd	49,100	2,113
		$9,886	Taro Pharmaceutical Industries Ltd (a)	1,035	151
Office & Business Equipment - 0.33%			Teva Pharmaceutical Industries Ltd	63,519	3,299
Canon Inc	73,600	2,125	UCB SA	8,734	631
Ricoh Co Ltd	46,300	401			$79,106
Seiko Epson Corp	19,200	342	Pipelines - 0.09%
		$2,868	APA Group	76,993	487
Oil & Gas - 4.37%			Koninklijke Vopak NV	4,857	253
BP PLC	1,277,301	6,588			$740
Caltex Australia Ltd	18,654	440
DCC PLC	6,116	557

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Private Equity - 0.06%			Retail (continued)
3i Group PLC	67,204	$546	Cie Financiere Richemont SA	36,067	$2,126
			Dixons Carphone PLC	67,626	430
			Domino's Pizza Enterprises Ltd	4,239	211
Publicly Traded Investment Fund - 1.63%			Don Quijote Holdings Co Ltd	8,100	258
iShares MSCI EAFE ETF	240,877	14,062	Dufry AG (a)	3,164	425
			FamilyMart Co Ltd	3,700	194
Real Estate - 1.60%			Fast Retailing Co Ltd	3,600	964
Aeon Mall Co Ltd	7,850	103	Harvey Norman Holdings Ltd	38,394	126
Azrieli Group Ltd	2,932	124	Hennes & Mauritz AB	65,601	2,014
CapitaLand Ltd	177,100	385	HUGO BOSS AG	4,620	284
Cheung Kong Property Holdings Ltd	186,132	1,166	Industria de Diseno Textil SA	75,370	2,546
Daito Trust Construction Co Ltd	4,900	710	Isetan Mitsukoshi Holdings Ltd	23,200	225
Deutsche Wohnen AG	23,313	749	J Front Retailing Co Ltd	16,600	197
Global Logistic Properties Ltd	184,100	242	Kering	5,234	846
Hang Lung Properties Ltd	154,000	294	Kingfisher PLC	157,600	837
Henderson Land Development Co Ltd	68,507	416	Lawson Inc	4,400	347
Hongkong Land Holdings Ltd	81,200	490	Luxottica Group SpA	11,696	634
Hulic Co Ltd	20,500	202	Marks & Spencer Group PLC	112,085	616
Hysan Development Co Ltd	43,000	186	Marui Group Co Ltd	14,400	210
Kerry Properties Ltd	44,500	111	McDonald's Holdings Co Japan Ltd	4,500	118
Mitsubishi Estate Co Ltd	86,000	1,647	Next PLC	9,889	778
Mitsui Fudosan Co Ltd	62,000	1,510	Nitori Holdings Co Ltd	5,400	545
New World Development Co Ltd	384,000	363	Pandora A/S	8,027	1,193
Nomura Real Estate Holdings Inc	8,500	152	Ryohin Keikaku Co Ltd	1,700	389
NTT Urban Development Corp	7,900	79	Shimamura Co Ltd	1,500	194
REA Group Ltd	3,639	147	Sundrug Co Ltd	2,500	206
Sino Land Co Ltd	211,073	323	Swatch Group AG/The	3,427	199
Sumitomo Realty & Development Co Ltd	25,000	693	Swatch Group AG/The	2,130	627
Sun Hung Kai Properties Ltd	100,000	1,176	Takashimaya Co Ltd	21,000	148
Swire Properties Ltd	80,600	220	Travis Perkins PLC	17,266	480
Swiss Prime Site AG (a)	4,812	412	Tsuruha Holdings Inc	2,500	259
Tokyo Tatemono Co Ltd	14,100	179	USS Co Ltd	15,000	236
Tokyu Fudosan Holdings Corp	35,400	232	Yamada Denki Co Ltd	43,300	203
UOL Group Ltd	32,900	136	Zalando SE (a),(b)	5,974	175
Vonovia SE	32,198	1,104			$20,070
Wheelock & Co Ltd	55,000	248
		$13,799	Semiconductors - 0.98%
			ARM Holdings PLC	97,315	1,394
REITS - 1.83%			ASM Pacific Technology Ltd	16,700	122
Ascendas Real Estate Investment Trust	150,850	251	ASML Holding NV	25,450	2,539
British Land Co PLC/The	67,562	723	Infineon Technologies AG	78,145	1,170
CapitaLand Commercial Trust	142,800	144	NXP Semiconductors NV (a)	20,320	1,920
CapitaLand Mall Trust	171,200	252	Rohm Co Ltd	6,300	267
Dexus Property Group	66,881	418	STMicroelectronics NV	44,040	265
Fonciere Des Regions	2,303	206	Tokyo Electron Ltd	10,800	795
Gecina SA	2,840	401			$8,472
Goodman Group	122,874	630
GPT Group/The	124,159	482	Shipbuilding - 0.03%
Hammerson PLC	54,200	454	Sembcorp Industries Ltd	67,800	137
ICADE	2,560	185	Sembcorp Marine Ltd	57,600	65
Intu Properties PLC	65,037	282	Yangzijiang Shipbuilding Holdings Ltd	132,500	88
Japan Prime Realty Investment Corp	56	239			$290
Japan Real Estate Investment Corp	90	526	Software - 1.13%
Japan Retail Fund Investment Corp	175	406	Amadeus IT Holding SA	30,320	1,404
Klepierre	15,203	695	Check Point Software Technologies Ltd (a)	9,063	770
Land Securities Group PLC	54,630	921	Dassault Systemes	8,869	706
Link REIT	154,500	948	GungHo Online Entertainment Inc	29,100	84
Mirvac Group	255,737	359	Konami Holdings Corp	6,400	241
Nippon Building Fund Inc	97	576	Nexon Co Ltd	11,900	195
Nippon Prologis REIT Inc	108	234	Oracle Corp Japan	2,600	138
Nomura Real Estate Master Fund Inc	244	385	Sage Group PLC/The	74,576	661
Scentre Group	367,887	1,237	SAP SE	67,907	5,500
Segro PLC	51,663	327			$9,699
Stockland	165,280	540
Suntec Real Estate Investment Trust	165,500	200	Storage & Warehousing - 0.01%
Unibail-Rodamco SE	6,814	1,833	Mitsubishi Logistics Corp	7,000	98
United Urban Investment Corp	189	298
Vicinity Centres	232,497	547	Telecommunications - 5.50%
Westfield Corp	136,408	1,055	Bezeq The Israeli Telecommunication Corp	143,310	277
		$15,754	Ltd
Retail - 2.33%			BT Group PLC	585,084	3,742
ABC-Mart Inc	2,300	148	Deutsche Telekom AG	222,810	3,961
Aeon Co Ltd	45,100	682	Elisa OYJ	9,827	374

See accompanying notes

     Schedule of Investments International Equity Index Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)			Water - 0.26%
Eutelsat Communications SA	12,063	$241	Severn Trent PLC	16,251	$539
Hikari Tsushin Inc	1,500	122	Suez	22,496	378
HKT Trust & HKT Ltd	181,980	264	United Utilities Group PLC	47,115	662
Inmarsat PLC	31,088	323	Veolia Environnement SA	31,140	699
KDDI Corp	130,100	3,774			$2,278
Koninklijke KPN NV	236,046	940	TOTAL COMMON STOCKS		$842,516
Millicom International Cellular SA	4,567	266	INVESTMENT COMPANIES - 0.97%	Shares Held	Value(000	's)
NICE-Systems Ltd	4,192	269
Nippon Telegraph & Telephone Corp	47,700	2,088	Publicly Traded Investment Fund - 0.97%
Nokia OYJ	398,645	2,279	Morgan Stanley Institutional Liquidity Funds -	8,315,497	8,315
NTT DOCOMO Inc	98,700	2,466	Government Portfolio
Orange SA	137,270	2,388
PCCW Ltd	289,000	188	TOTAL INVESTMENT COMPANIES		$8,315
Proximus SADP	10,510	341	PREFERRED STOCKS - 0.53%	Shares Held	Value(000	's)
SES SA	22,553	506	Automobile Manufacturers - 0.32%
Singapore Telecommunications Ltd	550,700	1,549	Bayerische Motoren Werke AG	3,765	277
SoftBank Group Corp	66,200	3,688	Porsche Automobil Holding SE	10,579	583
Spark New Zealand Ltd	126,421	316	Volkswagen AG	12,823	1,919
StarHub Ltd	41,700	107			$2,779
Swisscom AG	1,788	852
TDC A/S	56,105	281	Automobile Parts & Equipment - 0.02%
Tele2 AB	22,227	195	Schaeffler AG	11,470	185
Telecom Italia SpA/Milano (a)	699,592	663
Telecom Italia SpA/Milano	416,495	321	Chemicals - 0.02%
Telefonaktiebolaget LM Ericsson	210,279	1,623	FUCHS PETROLUB SE	4,801	195
Telefonica Deutschland Holding AG	51,381	230
Telefonica SA	309,389	3,232
Telenor ASA	51,872	862	Consumer Products - 0.17%
Telia Co AB	179,514	842	Henkel AG & Co KGaA	12,310	1,436
Telstra Corp Ltd	295,659	1,193
TPG Telecom Ltd	23,450	209	TOTAL PREFERRED STOCKS		$4,595
Vocus Communications Ltd	31,253	212	Total Investments		$855,426
Vodafone Group PLC	1,834,923	6,128	Other Assets and Liabilities - 0.60%		$5,181
		$47,312	TOTAL NET ASSETS - 100.00%		$860,607
Toys, Games & Hobbies - 0.17%
Bandai Namco Holdings Inc	13,800	340	(a) Non-Income Producing Security
Nintendo Co Ltd	7,800	1,146	(b)		Security exempt from registration under Rule 144A of the Securities Act of
		$1,486	1933. These securities may be resold in transactions exempt from
Transportation - 1.90%			registration, normally to qualified institutional buyers. At the end of the
AP Moeller - Maersk A/S - A shares	262	327	period, the value of these securities totaled $3,172 or 0.37% of net assets.
AP Moeller - Maersk A/S - B shares	440	566	(c)		Fair value of these investments is determined in good faith by the Manager
Asciano Ltd	43,078	277	under procedures established and periodically reviewed by the Board of
Aurizon Holdings Ltd	144,642	471	Directors. At the end of the period, the fair value of these securities totaled
Central Japan Railway Co	10,000	1,759	$0 or 0.00% of net assets.
ComfortDelGro Corp Ltd	148,600	296
Deutsche Post AG	67,036	1,957
DSV A/S	13,300	607
East Japan Railway Co	22,900	2,078
Groupe Eurotunnel SE	32,302	417
Hankyu Hanshin Holdings Inc	83,000	567
Kamigumi Co Ltd	16,000	145
Keihan Holdings Co Ltd	35,000	235
Keikyu Corp	32,000	302
Keio Corp	39,000	332
Keisei Electric Railway Co Ltd	19,000	253
Kintetsu Group Holdings Co Ltd	124,000	497
Kuehne + Nagel International AG	3,730	525
Mitsui OSK Lines Ltd	79,000	178
MTR Corp Ltd	101,000	479
Nagoya Railroad Co Ltd	63,000	316
Nippon Express Co Ltd	56,000	240
Nippon Yusen KK	110,000	207
Odakyu Electric Railway Co Ltd	40,000	432
Royal Mail PLC	62,185	487
Seibu Holdings Inc	11,800	221
Tobu Railway Co Ltd	67,000	339
Tokyu Corp	73,000	623
West Japan Railway Co	11,200	696
Yamato Holdings Co Ltd	24,900	503
		$16,332

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		22.25%
United Kingdom		16.92%
France		9.45%
Switzerland		9.15%
Germany		8.63%
Australia		6.83%
Netherlands		3.90%
Spain		2.99%
Hong Kong		2.98%
United States		2.97%
Sweden		2.70%
Denmark		1.94%
Italy		1.89%
Belgium		1.42%
Singapore		1.22%
Finland		0.92%
Ireland		0.80%
Israel		0.72%
Norway		0.61%
Luxembourg		0.24%
New Zealand		0.17%
Austria		0.16%
Portugal		0.14%
South Africa		0.13%
Macao		0.11%
Jersey, Channel Islands		0.06%
Jordan		0.04%
Mexico		0.03%
Chile		0.02%
China		0.01%
Other Assets and Liabilities		0.60%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2016	Long	92	$7,334	$7,638	$304
Total					$304

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
International Small Company Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 96.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.24%			Distribution & Wholesale - 0.97%
Stroeer SE & Co KGaA	3,842	$209	Inchcape PLC	61,770	$608
			Trusco Nakayama Corp	5,400	248
					$856
Airlines - 0.28%
Air New Zealand Ltd	9,998	15	Diversified Financial Services - 3.58%
Wizz Air Holdings Plc (a),(b)	8,130	228	Aldermore Group PLC (a)	102,018	320
		$243	Banca IFIS SpA	8,117	215
			BOC Aviation Ltd (a),(b),(c)	4,300	23
Apparel - 0.75%			Century Tokyo Leasing Corp	14,800	511
Gunze Ltd	68,000	198	Euronext NV (b)	7,960	335
Moncler SpA	27,841	465	Ichigo Inc	129,800	543
		$663	Intermediate Capital Group PLC	84,181	814
Automobile Manufacturers - 0.83%			Zenkoku Hosho Co Ltd	12,200	399
New Flyer Industries Inc	23,000	728			$3,160
			Electric - 1.12%
Automobile Parts & Equipment - 3.29%			Hera SpA	187,639	543
Georg Fischer AG	899	718	Iren SpA	243,546	447
Plastic Omnium SA	12,559	419			$990
Rheinmetall AG	9,786	672	Electrical Components & Equipment - 1.68%
TS Tech Co Ltd	22,300	570	Fujikura Ltd	88,000	455
Unipres Corp	26,990	522	Gamesa Corp Tecnologica SA	36,505	727
		$2,901	Nissin Electric Co Ltd	25,100	301
Banks - 3.22%					$1,483
77 Bank Ltd/The	94,000	330	Electronics - 1.62%
Aareal Bank AG	19,054	700
Israel Discount Bank Ltd (a)	281,033	466	Alps Electric Co Ltd	14,800	295
			dorma+kaba Holding AG	961	632
Joyo Bank Ltd/The	116,000	426	Mycronic AB	21,387	169
OneSavings Bank PLC	66,031	317	Osaki Electric Co Ltd	47,000	334
Suruga Bank Ltd	27,000	600			$1,430
		$2,839
			Engineering & Construction - 3.04%
Beverages - 1.75%			Eiffage SA	8,792	649
Britvic PLC	45,448	444	Keller Group PLC	22,341	308
Royal Unibrew A/S	12,527	579	Kinden Corp	37,900	441
Treasury Wine Estates Ltd	69,374	518	Kyudenko Corp	20,400	601
		$1,541	Toda Corp	81,000	365
Biotechnology - 0.50%			Yokogawa Bridge Holdings Corp	31,800	313
Genmab A/S (a)	2,415	437			$2,677
			Entertainment - 0.39%
Building Materials - 1.83%			Evolution Gaming Group AB (b)	10,125	344
Buzzi Unicem SpA	34,239	681
Kingspan Group PLC	23,261	651	Food - 2.53%
Nichiha Corp	20,400	281	Bellamy's Australia Ltd	40,544	322
		$1,613	Ebro Foods SA	24,844	582
Chemicals - 1.74%			Ezaki Glico Co Ltd	8,800	471
Denka Co Ltd	156,000	680	Greencore Group PLC	75,090	375
DIC Corp	251,000	590	Sonae SGPS SA	464,858	479
Sanyo Chemical Industries Ltd	33,000	266			$2,229
		$1,536	Forest Products & Paper - 1.17%
Commercial Services - 3.84%			BillerudKorsnas AB	25,346	388
Kanamoto Co Ltd	16,300	371	Smurfit Kappa Group PLC	23,559	643
Loomis AB	22,173	586			$1,031
Northgate PLC	48,425	277	Gas - 0.87%
QinetiQ Group PLC	185,144	659	Rubis SCA	10,172	771
Rentokil Initial PLC	290,510	757
Societa Iniziative Autostradali e Servizi SpA	34,632	338
WS Atkins PLC	20,345	396	Healthcare - Products - 1.06%
		$3,384	DiaSorin SpA	5,809	352
			Fisher & Paykel Healthcare Corp Ltd	82,461	582
Computers - 2.17%					$934
DTS Corp	15,600	332
NS Solutions Corp	21,000	363	Healthcare - Services - 1.95%
Teleperformance	8,859	773	Eurofins Scientific SE	1,643	637
Tieto OYJ	16,172	444	Orpea	7,299	610
		$1,912	UDG Healthcare PLC	54,554	468
					$1,715
Cosmetics & Personal Care - 1.56%
Lion Corp	54,000	787	Home Builders - 2.90%
Pola Orbis Holdings Inc	6,800	586	Bellway PLC	22,193	878
		$1,373	Galliford Try PLC	25,412	510
			Haseko Corp	56,200	613

See accompanying notes

     Schedule of Investments International Small Company Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Oil & Gas Services (continued)
Redrow PLC	91,391	$556	TGS Nopec Geophysical Co ASA	14,724	$221
		$2,557			$618

Home Furnishings - 1.01%			Packaging & Containers - 1.69%
Foster Electric Co Ltd	22,300	422	CCL Industries Inc	1,982	353
Zojirushi Corp	27,700	471	Orora Ltd	269,047	535
		$893	RPC Group PLC	51,645	602

Insurance - 2.40%					$1,490
Beazley PLC	105,231	554	Pharmaceuticals - 2.57%
Challenger Ltd/Australia	97,080	670	Hikma Pharmaceuticals PLC	18,512	616
Direct Line Insurance Group PLC	52,666	286	Kaken Pharmaceutical Co Ltd	9,400	530
Hiscox Ltd	42,850	610	Nippon Shinyaku Co Ltd	8,100	426
		$2,120	Recordati SpA	23,574	696

Internet - 1.50%					$2,268
Just Eat PLC (a)	80,182	528	Private Equity - 2.03%
Rightmove PLC	12,913	790	3i Group PLC	93,712	761
		$1,318	Alaris Royalty Corp	14,191	316
			AURELIUS SE & Co KGaA	7,514	452
Iron & Steel - 0.41%			SVG Capital PLC (a)	33,907	264
BlueScope Steel Ltd	79,398	358			$1,793

			Real Estate - 5.37%
Leisure Products & Services - 0.44%			BUWOG AG (a)	21,251	457
Daiichikosho Co Ltd	10,100	384	Castellum AB	36,344	495
			Castellum AB - Rights (a)	22,316	49
Lodging - 0.83%			Conwert Immobilien Invest SE	24,993	406
Star Entertainment Grp Ltd/The	179,123	730	Grand City Properties SA	27,279	574
			Hemfosa Fastigheter AB	56,520	586
			Sponda OYJ	53,760	227
Machinery - Diversified - 2.21%			Starts Corp Inc	8,500	182
Daihen Corp	54,000	251
Ebara Corp	101,000	514	TLG Immobilien AG	14,670	321
KION Group AG	12,310	682	UNITE Group PLC/The	52,855	502
Tsubakimoto Chain Co	68,000	498	UOL Group Ltd	115,600	477
			Wheelock & Co Ltd	101,000	455
		$1,945			$4,731
Media - 2.58%
Cogeco Communications Inc	11,146	583	REITS - 4.69%
			Allied Properties Real Estate Investment Trust	12,659	350
Corus Entertainment Inc	56,200	539	Axiare Patrimonio SOCIMI SA	17,997	263
Informa PLC	74,975	738
Seven West Media Ltd	546,541	418	Cominar Real Estate Investment Trust	27,704	360
			Hibernia REIT plc	235,118	340
		$2,278	Hulic Reit Inc	236	404
Mining - 3.37%			Japan Hotel REIT Investment Corp	616	534
Detour Gold Corp (a)	24,890	492	MCUBS MidCity Investment Corp	107	363
HudBay Minerals Inc	82,366	319	Milestone Apartments Real Estate Investment	22,300	314
Independence Group NL	113,293	235	Trust
Kirkland Lake Gold Inc (a)	36,500	285	Orix JREIT Inc	392	619
Lundin Mining Corp (a)	116,064	385	Smart Real Estate Investment Trust	22,300	587
Northern Star Resources Ltd	104,446	328			$4,134
OceanaGold Corp	129,773	394
Sandfire Resources NL	56,651	227	Retail - 7.40%
St Barbara Ltd (a)	157,660	302	Amplifon SpA	70,713	692
			Dixons Carphone PLC	87,460	557
		$2,967	Dollarama Inc	5,760	397
Miscellaneous Manufacturers - 0.97%			Domino's Pizza Group PLC	32,032	489
Aalberts Industries NV	19,094	674	Izumi Co Ltd	6,000	229
Hill & Smith Holdings PLC	12,973	177	JD Sports Fashion PLC	24,493	466
		$851	K's Holdings Corp	29,600	467
			Man Wah Holdings Ltd	235,200	330
Oil & Gas - 4.40%			Matsumotokiyoshi Holdings Co Ltd	6,800	369
Baytex Energy Corp (a)	48,100	234
			Shimamura Co Ltd	2,500	323
Caltex Australia Ltd	15,535	367	Toridoll.corp	10,100	256
Cardinal Energy Ltd	28,510	220	Tsuruha Holdings Inc	4,700	487
DCC PLC	10,571	962	Valor Holdings Co Ltd	23,600	637
Ensign Energy Services Inc	28,400	156	Valora Holding AG	1,521	399
Parex Resources Inc (a)	49,767	512
Precision Drilling Corp (a)	55,600	262	Yamada Denki Co Ltd	90,700	426
Premier Oil PLC (a)	172,276	179			$6,524
Raging River Exploration Inc (a)	60,089	495	Semiconductors - 2.04%
Whitecap Resources Inc	63,019	487	BE Semiconductor Industries NV	22,341	630
		$3,874	Dialog Semiconductor PLC (a)	14,773	470
			Tower Semiconductor Ltd (a)	18,248	244
Oil & Gas Services - 0.70%			Ulvac Inc	13,800	458
Technip SA	7,244	397			$1,802

See accompanying notes

Schedule of Investments
International Small Company Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Portfolio Summary (unaudited)
				Country	Percent
Software - 1.82%				Japan	27.30%
IT Holdings Corp	15,600	$376
Kinaxis Inc (a)	11,600	458		United Kingdom	16.77%
NetEnt AB (a)	35,836	408		Canada	9.67%
				Australia	6.15%
Nexon Co Ltd	22,300	364		Germany	5.04%
		$1,606		Italy	5.02%
Telecommunications - 1.43%				France	4.12%
ADVA Optical Networking SE (a)	37,249	374		Ireland	3.91%
Hitachi Kokusai Electric Inc	22,300	288		Sweden	3.43%
Spark New Zealand Ltd	239,200	598		United States	2.72%
		$1,260		Switzerland	2.24%
				Netherlands	1.86%
Transportation - 1.82%				Spain	1.78%
National Express Group PLC	120,226	589		Luxembourg	1.38%
Sankyu Inc	116,000	617		New Zealand	1.36%
Seino Holdings Co Ltd	42,000	399		Denmark	1.16%
		$1,605		Austria	0.98%
TOTAL COMMON STOCKS		$85,105		Hong Kong	0.89%
INVESTMENT COMPANIES - 2.36%	Shares Held	Value(000	's)	Israel	0.81%
Publicly Traded Investment Fund - 2.36%				Finland	0.76%
Goldman Sachs Financial Square Funds -	2,080,220	2,080		Jordan	0.70%
Government Fund				Bermuda	0.69%
				Singapore	0.57%
TOTAL INVESTMENT COMPANIES		$2,080		Portugal	0.54%
				Norway	0.25%
PREFERRED STOCKS - 1.18%	Shares Held	Value(000	's)	Other Assets and Liabilities	(0.10)%
Electronics - 0.43%				TOTAL NET ASSETS	100.00%
Sartorius AG	1,379	381

Machinery - Diversified - 0.75%
Jungheinrich AG	6,959	663

TOTAL PREFERRED STOCKS		$1,044
Total Investments		$88,229
Other Assets and Liabilities - (0.10)%			$(91)
TOTAL NET ASSETS - 100.00%		$88,138

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $930 or 1.06% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $23 or 0.03% of net assets.

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2016 (unaudited)

COMMON STOCKS - 72.51%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.23%			Diversified Financial Services - 1.92%
JCDecaux SA	53,076	$2,195	Affiliated Managers Group Inc (a),(b)	5,891	$1,022
			Anima Holding SpA (c)	45,000	277
			Hoist Finance AB (c)	11,591	124
Aerospace & Defense - 2.23%			Intercontinental Exchange Inc (b)	2,608	707
Airbus Group SE	9,682	603	Invesco Ltd	27,879	875
Leonardo-Finmeccanica SpA (a)	32,000	379
Lockheed Martin Corp (b)	5,016	1,185	OM Asset Management PLC	26,713	406
Raytheon Co (b)	13,837	1,794			$3,411
		$3,961	Electrical Components & Equipment - 0.17%
			Prysmian SpA	12,262	300
Agriculture - 1.24%
British American Tobacco PLC	29,614	1,801
Swedish Match AB	12,071	412	Electronics - 0.37%
		$2,213	Flextronics International Ltd (a)	47,964	597
			Garmin Ltd	1,400	60
Apparel - 0.28%					$657
Adidas AG	3,945	505
			Energy - Alternate Sources - 0.19%
			Vestas Wind Systems A/S	4,676	335
Automobile Manufacturers - 0.07%
Ferrari NV	3,082	131
			Food - 3.07%
			Delhaize Group	3,950	414
Automobile Parts & Equipment - 0.72%			JM Smucker Co/The	3,357	434
Autoliv Inc	6,986	847	Kraft Heinz Co/The (b)	14,929	1,242
Continental AG	2,079	446	Marine Harvest ASA (a)	29,000	485
		$1,293	Mondelez International Inc (b)	27,130	1,207
Banks - 4.64%			Nestle SA	13,228	977
Banco Popolare SC	39,000	193	Suedzucker AG	36,167	709
Bank of America Corp (b)	190,087	2,811			$5,468
Bank of the Ozarks Inc (b)	33,742	1,313
			Gas - 1.68%
Danske Bank A/S	43,360	1,252	Sempra Energy (b)	27,871	2,986
ING Groep NV	71,048	879
Signature Bank/New York NY (a),(b)	4,908	663
Skandinaviska Enskilda Banken AB	29,000	278	Healthcare - Products - 1.26%
Western Alliance Bancorp (a),(b)	22,553	850	Becton Dickinson and Co (b)	4,024	670
		$8,239	Danaher Corp (b)	15,927	1,566
					$2,236
Beverages - 3.99%
Coca-Cola Co/The (b)	25,006	1,115	Healthcare - Services - 2.16%
Constellation Brands Inc (b)	25,564	3,915	Acadia Healthcare Co Inc (a),(b)	12,773	752
Davide Campari-Milano SpA	14,000	135	Fresenius SE & Co KGaA	8,899	672
Heineken NV	2,958	275	HCA Holdings Inc (a),(b)	9,507	742
Molson Coors Brewing Co (b)	16,674	1,654	Universal Health Services Inc (b)	12,365	1,667
		$7,094			$3,833

Biotechnology - 0.77%			Home Furnishings - 0.36%
Gilead Sciences Inc (b)	11,865	1,033	Electrolux AB	23,587	634
Intrexon Corp (a)	11,000	338
		$1,371	Insurance - 0.89%
Building Materials - 0.33%			Allianz SE	3,047	498
HeidelbergCement AG	6,720	575	Hannover Rueck SE	1,635	184
			Swiss Life Holding AG (a)	1,406	364
			Topdanmark A/S (a)	10,000	274
Chemicals - 4.65%			Zurich Insurance Group AG (a)	998	242
Akzo Nobel NV	11,228	761			$1,562
CF Industries Holdings Inc (b)	88,110	2,437
LANXESS AG	3,700	177	Internet - 8.16%
Linde AG	3,229	484	Alphabet Inc - A Shares (a),(b)	806	604
Sherwin-Williams Co/The (b)	13,546	3,943	Amazon.com Inc (a),(b)	3,534	2,554
Wacker Chemie AG	5,000	469	Facebook Inc (a),(b)	21,956	2,609
		$8,271	Netflix Inc (a)	12,946	1,328
			Priceline Group Inc/The (a),(b)	1,084	1,370
Commercial Services - 0.35%			Symantec Corp	28,113	488
Atlantia SpA	23,371	630	Tencent Holdings Ltd	142,021	3,165
			Yahoo! Inc (a),(b)	63,026	2,391
Computers - 1.56%					$14,509
Computer Sciences Corp	2,970	146	Iron & Steel - 0.17%
CSRA Inc	13,256	329	ArcelorMittal (a)	22,500	110
Western Digital Corp (b)	49,336	2,296	Outokumpu OYJ (a)	45,478	191
		$2,771			$301

Cosmetics & Personal Care - 0.66%			Leisure Products & Services - 0.37%
Svenska Cellulosa AB SCA	23,186	743	Carnival Corp (b)	13,726	655
Unilever NV	9,666	434
		$1,177

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Media - 4.15%			Software (continued)
Charter Communications Inc (a),(b)	5,181	$1,134	Verint Systems Inc (a)	9,480		$313
Discovery Communications Inc - A Shares	26,047	725				$6,892
(a),(b)
DISH Network Corp (a)	58,267	2,907	Telecommunications - 1.56%
			Cellnex Telecom SAU (c)	26,538		428
Time Warner Inc (b)	34,492	2,610
		$7,376	China Mobile Ltd	101,643		1,157
			Nokia OYJ	45,000		257
Mining - 1.48%			Sunrise Communications Group AG (a),(c)	9,915		596
AngloGold Ashanti Ltd ADR(a)	35,426	476	Telecom Italia SpA/Milano (a)	365,000		346
Freeport-McMoRan Inc	54,113	599				$2,784
Norsk Hydro ASA	128,681	512
Silver Wheaton Corp	55,633	1,036	Transportation - 1.32%
			Avance Gas Holding Ltd (c)	31,500		170
		$2,623	FedEx Corp (b)	8,049		1,328
Miscellaneous Manufacturers - 1.99%			Hoegh LNG Holdings Ltd	32,500		360
General Electric Co (b)	80,555	2,435	Kuehne + Nagel International AG	3,456		486
Siemens AG	10,275	1,107				$2,344
		$3,542	TOTAL COMMON STOCKS			$128,926

Oil & Gas - 2.49%			INVESTMENT COMPANIES - 18.93%	Shares Held	Value (000	's)
Africa Oil Corp (a)	362,500	576	Publicly Traded Investment Fund - 18.93%
Apache Corp (b)	10,518	601	Wells Fargo Advantage Government Money	33,660,703		33,661
Concho Resources Inc (a),(b)	11,480	1,393	Market Fund
Eni SpA	46,607	711
Hess Corp	9,775	586	TOTAL INVESTMENT COMPANIES			$33,661
Murphy Oil Corp	18,622	575	PREFERRED STOCKS - 0.30%	Shares Held	Value (000	's)
		$4,442
			Automobile Parts & Equipment - 0.30%
Oil & Gas Services - 0.76%			Schaeffler AG	32,659		527
Halliburton Co	14,107	595
Petroleum Geo-Services ASA (a)	49,609	142	TOTAL PREFERRED STOCKS			$527
Schlumberger Ltd (b)	8,109	619
			TOTAL PURCHASED OPTIONS - 0.04%			$62
		$1,356	Total Investments			$163,176
Pharmaceuticals - 6.66%			Other Assets and Liabilities - 8.21%			$14,603
Actelion Ltd (a)	3,992	655	TOTAL NET ASSETS - 100.00%			$177,779
Allergan plc (a)	16,149	3,807
Bristol-Myers Squibb Co (b)	34,659	2,485
Johnson & Johnson (b)	13,401	1,510	(a) Non-Income Producing Security
Merck KGaA	4,905	491	(b)		Security or a portion of the security was pledged as collateral for short
Pfizer Inc (b)	78,273	2,716	sales. At the end of the period, the value of these securities totaled $21,240
Swedish Orphan Biovitrum AB (a)	13,529	181	or 11.95% of net assets.
		$11,845	(c)		Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Real Estate - 0.26%			registration, normally to qualified institutional buyers. At the end of the
Patrizia Immobilien AG (a)	3,250	90	period, the value of these securities totaled $1,595 or 0.90% of net assets.
Vonovia SE	10,895	374
		$464

REITS - 0.62%			Portfolio Summary (unaudited)
National Retail Properties Inc (b)	12,554	569	Sector			Percent
Public Storage (b)	2,103	534	Consumer, Non-cyclical			20.17%
		$1,103	Exchange Traded Funds			18.93%
Retail - 1.67%			Communications			15.11%
Costco Wholesale Corp (b)	5,686	846	Financial			8.33%
Dollar Tree Inc (a),(b)	14,067	1,274	Industrial			7.61%
Hennes & Mauritz AB	6,000	184	Technology			6.41%
McDonald's Corp (b)	5,424	662	Basic Materials			6.30%
		$2,966	Consumer, Cyclical			3.77%
			Energy			3.44%
Semiconductors - 2.18%			Utilities			1.68%
ams AG	6,000	165	Purchased Options			0.04%
Dialog Semiconductor PLC (a)	13,000	413	Investments Sold Short			(27.00)%
Infineon Technologies AG	57,074	855	Other Assets and Liabilities			35.21%
Taiwan Semiconductor Manufacturing Co Ltd	98,814	2,443	TOTAL NET ASSETS			100.00%
ADR(b)
		$3,876

Software - 3.88%
Citrix Systems Inc (a)	3,534	300
CommVault Systems Inc (a)	8,399	380
Microsoft Corp (b)	63,009	3,339
Oracle Corp (b)	29,966	1,205
PTC Inc (a),(b)	17,206	615
Rackspace Hosting Inc (a)	17,439	436
Radware Ltd (a)	25,392	304

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2016 (unaudited)

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value		Asset			Liability
Morgan Stanley & Co	06/15/2016	CHF	656,000		$664	$661			$—		$(3)
Morgan Stanley & Co	06/15/2016	DKK	2,454,000		372	367			—		(5)
Morgan Stanley & Co	06/15/2016	EUR	257,000		287	286			—		(1)
Morgan Stanley & Co	06/15/2016	NOK	3,780,000		455	452			—		(3)
Morgan Stanley & Co	06/15/2016	SEK	9,446,000		1,133	1,133			—		—
Morgan Stanley & Co	07/15/2016	CHF	33,000		34	33			—		(1)
Morgan Stanley & Co	07/15/2016	EUR	255,000		291	284			—		(7)
Total									$—		$(20)
								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value		Asset			Liability
Morgan Stanley & Co	06/15/2016	CHF	3,370,000		$3,463	$3,393			$70		$—
Morgan Stanley & Co	06/15/2016	DKK	11,608,000		1,782	1,738			44		—
Morgan Stanley & Co	06/15/2016	EUR	8,994,000		10,204	10,012			192		—
Morgan Stanley & Co	06/15/2016	GBP	126,000		182	182			—		—
Morgan Stanley & Co	06/15/2016	NOK	7,922,000		971	947			24		—
Morgan Stanley & Co	06/15/2016	SEK	32,518,000		3,947	3,901			46		—
Morgan Stanley & Co	07/15/2016	CHF	626,000		658	631			27		—
Morgan Stanley & Co	07/15/2016	EUR	2,618,000		2,987	2,917			70		—
Total									$473		$—

Amounts in thousands except contracts

Futures Contracts

										Unrealized
Type		Long/Short	Contracts	Notional Value		Fair Value			Appreciation/(Depreciation)
AEX Index; June 2016		Short	6		$589			$598			$(9)
CAC40 Index; June 2016		Short	65		3,148			3,240			(92)
DAX Index; June 2016		Short	8		2,211			2,284			(73)
DJ Euro Stoxx 50; June 2016		Short	238		7,659			8,085			(426)
DJ Euro Stoxx 50; June 2016		Short	20		681			679			2
FTSE100 Index; June 2016		Short	44		3,984			3,963			21
IBEX 35 Index; June 2016		Short	7		687			702			(15)
OMXS30 Index; June 2016		Short	58		932			950			(18)
Total									$		(610)

Amounts in thousands except contracts

Options

					Upfront Premiums					Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Put - EURO STOXX 50	EUR	3,000.00	06/20/2016	125		$30		$48	$		18
Put - EURO STOXX 50	EUR	2,850.00	06/20/2016	150		30		14			(16)
Total				$		60		$62	$		2

Amounts in thousands except contracts

Total Return Equity Basket Swaps

										Fair Value
Counterparty	Fund Pays		Fund Receives			Expiration Date		Notional Value		Asset	Liability
Goldman Sachs	Floating rate based on 1	Total return on a custom basket of long			04/18/2017		- $	2,079		$20	$—
	month GBP LIBOR	and short securities traded in GBP			05/23/2017
	plus/less spread
Goldman Sachs	Floating rate based on 1	Total return on a custom basket of long			04/18/2017 -			2,771		131	—
	month Euribor plus/less	and short securities traded in EUR			05/24/2017
	spread
Goldman Sachs	Floating rate based on 1	Total return on a custom basket of long			05/24/2017			196		9	—
	month PRIBOR plus/less	and short securities traded in CZK
	spread
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of long			04/06/2018			9,452		160	—
	SONIA plus/less spread	and short securities traded in GBP
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of long			04/06/2018			11,804		156	—
	EONIA plus/less spread	and short securities traded in EUR
Total								$26,302		$476	$—

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (27.00)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (0.42)%				Machinery - Diversified (continued)
Boeing Co/The	4,841	$611		Metso OYJ	14,500	$341
MTU Aero Engines AG	1,500	142				$1,236
		$753		Mining - (0.33)%
Automobile Manufacturers - (0.54)%				First Quantum Minerals Ltd	89,248	585
Ford Motor Co	32,222	434
Tesla Motors Inc (a)	1,223	273
				Oil & Gas - (1.66)%
Volvo AB - B Shares	22,000	245		BP PLC ADR	37,275	1,170
		$952		Helmerich & Payne Inc	7,051	431
Automobile Parts & Equipment - (0.42)%				Murphy Oil Corp	16,552	512
Mobileye NV (a)	19,858	754		Neste Oyj	14,899	501
				Statoil ASA	22,000	348
						$2,962
Banks - (1.59)%
Credit Suisse Group AG (a)	20,479	282		Oil & Gas Services - (0.08)%
DBS Group Holdings Ltd	49,316	555		TGS Nopec Geophysical Co ASA	9,000	135
Deutsche Bank AG (a)	9,222	165
DNB ASA	29,000	371		Publicly Traded Investment Fund - (13.08)%
Goldman Sachs Group Inc/The	3,666	585		Consumer Discretionary Select Sector SPDR	13,240	1,049
HSBC Holdings PLC ADR	8,928	289		Fund
Svenska Handelsbanken AB	26,000	333		Health Care Select Sector SPDR Fund	6,649	474
Swedbank AB	11,000	242		Industrial Select Sector SPDR Fund	41,908	2,344
		$2,822		iShares China Large-Cap ETF	83,425	2,807
Biotechnology - (0.70)%				Materials Select Sector SPDR Fund	21,872	1,027
Illumina Inc (a)	8,634	1,250		Source STOXX Europe 600 Optimised Banks	5,300	365
				UCITS ETF (a)
				Source STOXX Europe 600 Optimised Basic	4,250	878
Chemicals - (0.77)%				Resources UCITS ETF (a)
Mosaic Co/The	26,852	677		Source STOXX Europe 600 Optimised Food &	2,175	859
Potash Corp of Saskatchewan Inc	42,597	696		Beverage UCITS ETF (a)
		$1,373		Source STOXX Europe 600 Optimised	4,350	884
Commercial Services - (0.16)%				Industrial Goods & Services UCITS ETF (a)
PayPal Holdings Inc (a)	7,456	282		Source STOXX Europe 600 Optimised Oil &	5,800	937
				Gas UCITS ETF (a)
				Source STOXX Europe 600 Optimised Retail	4,350	779
Computers - (0.58)%				UCITS ETF (a)
International Business Machines Corp	3,993	614		Source STOXX Europe 600 Optimised	7,250	459
Western Digital Corp	9,208	429		Technology UCITS ETF (a)
		$1,043		Source STOXX Europe 600 Optimised	1,500	190
				Telecommunications UCITS ETF (a)
Distribution & Wholesale - (0.64)%
Fastenal Co	12,455	573		SPDR S&P Regional Banking ETF	23,505	979
WW Grainger Inc	2,485	568		SPDR S&P500 ETF Trust	28,190	5,922
				Technology Select Sector SPDR Fund	46,171	2,041
		$1,141		VanEck Vectors Semiconductor ETF	22,217	1,264
Food - (0.63)%						$23,258
ICA Gruppen AB	20,000	704
Woolworths Ltd	26,000	415		Retail - (2.41)%
				Cie Financiere Richemont SA	14,900	879
		$1,119		HUGO BOSS AG	9,500	585
Forest Products & Paper - (0.05)%				Kohl's Corp	12,923	466
Stora Enso OYJ	10,000	86		Pandora A/S	3,300	490
				Salvatore Ferragamo SpA	10,000	214
				Swatch Group AG/The	1,721	506
Home Builders - (0.33)%				Target Corp	10,995	756
Lennar Corp - A Shares	12,862	586		Wal-Mart Stores Inc	5,489	389
						$4,285
Insurance - (0.14)%
Zurich Insurance Group AG (a)	1,000	242		Semiconductors - (0.27)%
				Micron Technology Inc (a)	37,201	473

Internet - (0.19)%
Zillow Group Inc - C Shares (a)	12,010	344		Software - (0.43)%
				SAP SE	7,232	585
				Software AG	4,500	175
Machinery - Construction & Mining - (0.35)%						$760
Caterpillar Inc	8,551	620
				Telecommunications - (0.43)%
				AT&T Inc	9,507	372
Machinery - Diversified - (0.70)%				Deutsche Telekom AG	12,000	214
Deere & Co	1,750	144		Telefonaktiebolaget LM Ericsson	22,500	174
GEA Group AG	6,000	278				$760
Kone OYJ	10,000	473

See accompanying notes

		Schedule of Investments
		Multi-Manager Equity Long/Short Fund
		May 31, 2016 (unaudited)

		Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)
Transportation - (0.10)%
United Parcel Service Inc	1,691	$174
TOTAL COMMON STOCKS (proceeds $47,594)		$47,995
TOTAL SHORT SALES (proceeds $47,594)		$47,995

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 0.91%	Shares Held Value (000's)			Principal
			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 0.91%
SPDR Nuveen S&P High Yield Municipal	3,040	$178	Colorado (continued)
Bond ETF			Sierra Ridge Metropolitan District No 2
VanEck Vectors High-Yield Municipal Index	17,000	542	5.50%, 12/01/2046(e)	$1,000	$1,040
ETF					$5,658
VanEck Vectors Short High-Yield Municipal	14,000	353	Connecticut - 3.48%
Index ETF			Connecticut State Health & Educational
		$1,073	Facility Authority
TOTAL COMMON STOCKS		$1,073	5.00%, 09/01/2046(b)	1,500	1,609
	Principal		Mohegan Tribal Finance Authority
BONDS- 0.43%	Amount (000's) Value (000's)		7.00%, 02/01/2045(b)	2,500	2,511
U.S. Municipals - 0.43%					$4,120
Oglala Sioux Tribe
5.75%, 10/01/2025(a),(b)	$500	$512	Florida - 1.31%
			Orange County Housing Finance Authority
			7.00%, 10/01/2025	485	492
TOTAL BONDS		$512	Orange County Industrial Development
	Principal		Authority/FL
MUNICIPAL BONDS - 98.06%	Amount (000's) Value (000's)		8.00%, 07/01/2036(b)	1,000	1,050
Alabama - 2.64%					$1,542
Lower Alabama Gas District/The			Georgia - 0.48%
5.00%, 09/01/2034	$2,500	$3,126	City of Atlanta GA
			7.38%, 01/01/2031	500	568
Arizona - 5.71%
Navajo Nation
5.50%, 12/01/2030(b)	2,500	2,828	Illinois - 11.98%
			Chicago O'Hare International Airport
Salt Verde Financial Corp			5.00%, 01/01/2033	1,250	1,486
5.00%, 12/01/2032	3,205	3,922	City of Chicago IL
		$6,750	5.50%, 01/01/2033	1,000	1,010
California - 13.42%			5.50%, 01/01/2042	300	300
Abag Finance Authority for Nonprofit Corps			7.46%, 02/15/2026	1,953	1,378
5.00%, 08/01/2043	500	585	City of Chicago IL Wastewater Transmission
California Educational Facilities Authority			Revenue
5.00%, 12/29/2015(c)	1,730	1,912	5.00%, 01/01/2031	760	865
5.00%, 10/01/2038(c)	900	986	5.00%, 01/01/2039	1,200	1,345
California Pollution Control Financing			City of Chicago IL Waterworks Revenue
Authority			5.00%, 11/01/2025	500	590
4.30%, 07/01/2040	1,000	1,055	Illinois State Toll Highway Authority
			5.00%, 01/01/2040(c)	5,000	5,900
California Statewide Communities
Development Authority (credit support from			State of Illinois
GNMA COLL)			5.50%, 07/01/2027	1,150	1,298
4.90%, 07/20/2039(d)	500	539			$14,172
California Statewide Financing Authority			Indiana - 0.58%
6.00%, 05/01/2043	1,000	1,017	Indiana Finance Authority
Golden State Tobacco Securitization Corp			5.00%, 10/01/2044	300	339
5.75%, 06/01/2047	3,260	3,296	Town of Shoals IN
La Verne Public Financing Authority			7.25%, 11/01/2043	300	338
7.25%, 09/01/2026	700	702			$677
Morongo Band of Mission Indians/The
6.50%, 03/01/2028(b)	825	893	Louisiana - 4.08%
Oakland Unified School District/Alameda			Juban Crossing Economic Development
County			District
5.00%, 08/01/2035	1,225	1,436	7.00%, 09/15/2044(b)	1,000	1,065
Sacramento Area Flood Control			7.00%, 09/15/2044(b)	500	532
Agency (credit support from BAM)			Louisiana Public Facilities Authority
5.00%, 10/01/2039(d)	500	587	7.00%, 07/01/2024(b)	1,000	578
San Diego Community College District			8.38%, 07/01/2039	400	231
5.25%, 08/01/2033(c)	1,050	1,192	Parish of St John the Baptist LA
University of California			5.13%, 06/01/2037	2,350	2,409
5.25%, 05/15/2039(c)	1,257	1,411			$4,815
5.25%, 05/15/2039(c)	243	274
			Maryland - 0.93%
		$15,885	City of Westminster MD
Colorado - 4.79%			6.25%, 07/01/2044	600	669
Colorado Health Facilities Authority			Maryland Economic Development Corp
5.00%, 05/15/2040	1,000	1,159	5.38%, 06/01/2025	390	424
5.00%, 05/15/2045	1,000	1,155			$1,093
Green Gables Metropolitan District No 1
5.30%, 12/01/2046	1,250	1,261	Massachusetts - 0.74%
Promenade Castle Rock Metropolitan District			Massachusetts Development Finance Agency
No 1			5.00%, 07/01/2041	750	878
5.75%, 12/01/2039	1,000	1,043

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Michigan - 1.95%			Ohio- 0.66%
Michigan Finance Authority			Ohio Water Development Authority
5.00%, 07/01/2035	$1,000	$1,155	4.00%, 01/01/2034	$750	$776

Wayne County Airport Authority
5.00%, 12/01/2045	1,000	1,152	Oklahoma - 0.29%
		$2,307	Tulsa Airports Improvement Trust
Minnesota - 1.00%			5.00%, 06/01/2035(f)	300	345
Housing & Redevelopment Authority of The
City of St Paul Minnesota			Oregon - 0.46%
5.00%, 11/15/2030	1,000	1,188	Warm Springs Reservation Confederated
			Tribe
Missouri - 0.71%			6.38%, 11/01/2033	500	545
City of St Louis MO Airport Revenue (credit
support from NATL)			Pennsylvania - 5.20%
5.50%, 07/01/2028(d)	400	510
			Allegheny County Industrial Development
Health & Educational Facilities Authority of			Authority
the State of Missouri			6.00%, 07/15/2038	400	430
5.00%, 02/01/2036	290	332	Chester County Health & Education Facilities
		$842	Authority
Nevada - 0.97%			5.25%, 12/01/2045	1,000	1,035
Las Vegas Redevelopment Agency			City of Scranton PA
5.00%, 06/15/2045	1,000	1,150	8.50%, 09/01/2022(a)	200	210
			Lancaster County Hospital Authority/PA
			5.00%, 07/01/2045	1,250	1,391
New Jersey - 8.47%			Pennsylvania Economic Development
Casino Reinvestment Development Authority			Financing Authority
5.25%, 11/01/2039	250	261	5.50%, 11/01/2044	1,000	1,113
Essex County Improvement Authority			6.00%, 06/01/2031	500	500
5.25%, 07/01/2045(b)	1,300	1,329
			Pennsylvania Turnpike Commission
New Jersey Economic Development			3.00%, 06/01/2032(e)	1,500	1,477
Authority					$6,156
5.25%, 06/15/2040	1,000	1,104
5.63%, 11/15/2030	1,000	1,149	South Carolina - 1.00%
5.75%, 09/15/2027	500	569	South Carolina State Public Service
New Jersey Educational Facilities			Authority
Authority (credit support from AGM)			5.25%, 12/01/2055	1,000	1,183
5.00%, 07/01/2034(d)	1,000	1,189
New Jersey Health Care Facilities Financing			Tennessee - 3.49%
Authority (credit support from AGM)
5.00%, 07/01/2046(d)	1,900	2,185	Chattanooga Health Educational & Housing
			Facility Board
New Jersey Transportation Trust Fund			5.00%, 10/01/2028	1,050	1,230
Authority			5.00%, 10/01/2035	500	571
5.25%, 06/15/2032	2,000	2,245	Metropolitan Government Nashville &
		$10,031	Davidson County Health & Educational Facs
New York - 8.09%			Bd
Brooklyn Arena Local Development Corp			5.00%, 07/01/2046	2,000	2,334
6.25%, 07/15/2040	480	552			$4,135
Build NYC Resource Corp			Texas- 9.00%
5.00%, 07/01/2035	1,500	1,741
5.50%, 09/01/2045(b)	1,000	1,125	City of Dallas TX
			5.00%, 02/15/2027	1,000	1,244
Metropolitan Transportation Authority			City of Houston TX Airport System Revenue
5.00%, 11/15/2034	1,000	1,213	4.50%, 07/01/2020	1,000	1,081
New York Liberty Development Corp			Harris County Cultural Education Facilities
5.25%, 10/01/2035	1,280	1,639	Finance Corp
New York State Thruway Authority			6.00%, 10/01/2043	1,050	1,230
5.25%, 01/01/2056	1,000	1,199	Mission Economic Development Corp
New York Transportation Development Corp			5.75%, 10/01/2031(b)	2,000	2,112
5.00%, 01/01/2023	560	671
5.25%, 01/01/2050(e)	1,250	1,424	New Hope Cultural Education Facilities Corp
			5.00%, 07/01/2030	500	568
		$9,564	5.00%, 07/01/2047	1,500	1,641
North Carolina - 1.56%			North Texas Tollway Authority
North Carolina Eastern Municipal Power			5.00%, 01/01/2045	615	711
Agency			Port Beaumont Navigation District
5.25%, 01/01/2020	750	803	7.25%, 02/01/2036(b)	1,000	1,032
North Carolina Medical Care Commission			Texas Private Activity Bond Surface
5.25%, 10/01/2035	1,000	1,043	Transportation Corp
		$1,846	6.88%, 12/31/2039	550	647
			7.00%, 12/31/2038	300	378
					$10,644

See accompanying notes

			Schedule of Investments
			Opportunistic Municipal Fund
			May 31, 2016 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)		Value (000's)

Virginia - 1.19%
County of Botetourt VA
6.00%, 07/01/2044	$1,000		$1,052
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035(c)	300		351
			$1,403

Washington - 0.23%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250		268

Wisconsin - 3.65%
Public Finance Authority
4.00%, 08/01/2035	500		505
4.00%, 12/01/2036	2,000		1,983
5.00%, 12/01/2025	1,000		1,162
5.25%, 04/01/2030	600		665
			$4,315
TOTAL MUNICIPAL BONDS			$115,982
Total Investments			$117,567
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.71)%
Notes with interest rates of 0.43% - 0.48% at	$(5,565	) $	(5,565)
May 31, 2016 and contractual maturity of
collateral from 2017-2024.(g)
Total Net Investments			$112,002
Other Assets and Liabilities - 5.31%			$6,281
TOTAL NET ASSETS - 100.00%			$118,283

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $722 or 0.61% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,176 or 14.52% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security purchased on a when-issued basis.
(f)	Variable Rate. Rate shown is in effect at May 31, 2016.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at May 31, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	81.36%
General Obligation Unlimited	4.60%
Insured	4.24%
General Obligation Limited	3.88%
Tax Allocation	1.45%
Prerefunded	1.37%
Certificate Participation	1.16%
Exchange Traded Funds	0.91%
Government	0.43%
Liability For Floating Rate Notes Issued	(4.71)%
Other Assets and Liabilities	5.31%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 96.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.44%			Engineering & Construction (continued)
Smiles SA	278,379	$3,084	Promotora y Operadora de Infraestructura	292,975	$3,498
			SAB de CV
					$11,496
Agriculture - 3.24%
KT&G Corp	214,006	22,911	Food - 1.57%
			BIM Birlesik Magazalar AS	176,403	3,457
			SPAR Group Ltd/The	590,616	7,605
Automobile Manufacturers - 1.58%					$11,062
Geely Automobile Holdings Ltd	21,103,400	11,144
			Forest Products & Paper - 1.74%
Automobile Parts & Equipment - 1.18%			Mondi PLC	630,654	12,261
Hankook Tire Co Ltd	85,066	3,653
Hanon Systems	455,499	4,714	Holding Companies - Diversified - 1.37%
		$8,367	KOC Holding AS	678,600	3,012
			Siam Cement PCL/The	498,900	6,694
Banks - 1.79%					$9,706
Abu Dhabi Commercial Bank PJSC	2,094,354	3,394
Bank Rakyat Indonesia Persero Tbk PT	522,800	395	Home Furnishings - 2.58%
China CITIC Bank Corp Ltd	5,103,793	2,998	Coway Co Ltd	41,466	3,575
China Construction Bank Corp	9,045,528	5,858	Skyworth Digital Holdings Ltd	8,190,900	4,949
		$12,645	Steinhoff International Holdings NV	1,648,806	9,675

Beverages - 0.76%					$18,199
Ambev SA	1,020,700	5,398	Insurance - 4.38%
			China Life Insurance Co Ltd/Taiwan	6,302,000	4,804
Building Materials - 0.00%			People's Insurance Co Group of China Ltd/The	12,841,205	5,161
China Singyes Solar Technologies Holdings	42,900	15	PICC Property & Casualty Co Ltd	8,032,727	14,678
Ltd			Samsung Life Insurance Co Ltd	40,044	3,495
			Sul America SA	679,400	2,790
					$30,928
Chemicals - 3.60%
LG Chem Ltd	46,978	10,664	Internet - 7.44%
			Alibaba Group Holding Ltd ADR(b)	88,900	7,290
Lotte Chemical Corp	13,772	3,276
PTT Global Chemical PCL (a)	4,770,100	7,927	Com2uSCorp	81,123	8,892
Sinopec Shanghai Petrochemical Co Ltd	7,302,000	3,582	Tencent Holdings Ltd	1,630,305	36,329
		$25,449			$52,511

Commercial Services - 3.80%			Lodging - 1.35%
Kroton Educacional SA	1,047,400	3,235	Kangwon Land Inc	266,475	9,511
New Oriental Education & Technology Group	489,600	20,686
Inc ADR			Machinery - Diversified - 0.65%
Zhejiang Expressway Co Ltd	3,123,700	2,929	Hollysys Automation Technologies Ltd (b)	270,810	4,601
		$26,850

Computers - 4.10%			Media - 0.74%
Cognizant Technology Solutions Corp (b)	286,200	17,584	CJ E&M Corp	82,500	5,211
Infosys Ltd ADR	584,800	11,369

		$28,953	Metal Fabrication & Hardware - 1.06%
Cosmetics & Personal Care - 1.16%			Catcher Technology Co Ltd	196,095	7,463
LG Household & Health Care Ltd	9,256	8,190
			Mining - 0.48%
Diversified Financial Services - 3.22%			Korea Zinc Co Ltd	8,521	3,357
E.Sun Financial Holding Co Ltd	8,491,600	4,747
Mega Financial Holding Co Ltd	9,062,000	6,635
Noah Holdings Ltd ADR(b)	194,400	4,926	Miscellaneous Manufacturers - 4.42%
			CRRC Corp Ltd	3,390,370	3,227
Taishin Financial Holding Co Ltd	17,167,051	6,464	Sunny Optical Technology Group Co Ltd	5,192,525	17,918
		$22,772	Zhuzhou CRRC Times Electric Co Ltd	1,800,000	10,070
Electric - 2.81%					$31,215
Korea Electric Power Corp	375,873	19,818	Oil & Gas - 3.42%
			SK Innovation Co Ltd	53,266	7,296
Electronics - 2.75%			Tupras Turkiye Petrol Rafinerileri AS	747,807	16,853
AAC Technologies Holdings Inc	1,624,518	13,151			$24,149
Hon Hai Precision Industry Co Ltd	1,261,758	6,267
		$19,418	Pharmaceuticals - 3.63%
			Richter Gedeon Nyrt	402,732	8,076
Energy - Alternate Sources - 1.11%			Sino Biopharmaceutical Ltd	11,621,011	7,892
Gigasolar Materials Corp	459,700	7,807	Sinopharm Group Co Ltd	2,079,900	9,654
					$25,622

Engineering & Construction - 1.63%			Real Estate - 2.38%
China State Construction International	2,119,500	2,713	China Overseas Land & Investment Ltd	3,347,900	10,067
Holdings Ltd			China Vanke Co Ltd	2,838,200	6,760
Grupo Aeroportuario del Centro Norte SAB de	920,100	5,285			$16,827
CV

See accompanying notes

		Schedule of Investments
	Origin Emerging Markets Fund
		May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail - 4.94%
ANTA Sports Products Ltd	5,474,000	$11,922
Raia Drogasil SA	822,900	13,035
Truworths International Ltd	1,065,070	6,374
Wal-Mart de Mexico SAB de CV	1,536,600	3,576
		$34,907

Semiconductors - 9.62%
Phison Electronics Corp	645,600	5,295
Samsung Electronics Co Ltd	43,577	23,828
Silicon Motion Technology Corp ADR	121,400	5,396
Taiwan Semiconductor Manufacturing Co Ltd	1,350,217	33,377
ADR
		$67,896

Software - 4.08%
NetEase Inc ADR	140,335	24,957
TravelSky Technology Ltd	2,021,000	3,825
		$28,782

Telecommunications - 5.20%
China Mobile Ltd	1,176,443	13,396
Chunghwa Telecom Co Ltd	5,929,400	20,004
Vodacom Group Ltd	319,597	3,343
		$36,743

Water - 2.51%
Guangdong Investment Ltd	12,547,064	17,691

TOTAL COMMON STOCKS		$682,959
INVESTMENT COMPANIES - 5.17%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 5.17%
First American Government Obligations Fund	36,496,790	36,497

TOTAL INVESTMENT COMPANIES		$36,497
Total Investments		$719,456
Other Assets and Liabilities - (1.90)%		$(13,406)
TOTAL NET ASSETS - 100.00%		$706,050

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $7,927 or 1.12% of net assets.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Country	Percent
China	31.40%
Korea, Republic Of	19.60%
Taiwan, Province Of China	15.33%
Hong Kong	8.03%
United States	7.66%
South Africa	5.56%
Brazil	3.90%
Turkey	3.30%
Thailand	2.07%
Mexico	1.76%
India	1.61%
Hungary	1.14%
United Arab Emirates	0.48%
Indonesia	0.06%
Other Assets and Liabilities	(1.90)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; June 2016	Long	579	$23,209	$23,322	$113
Total					$113
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Preferred Securities Fund May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 1.61%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.61%				Electric (continued)
Goldman Sachs Financial Square Funds -	86,368,699	$86,369		Duke Energy Corp	362,408	$9,665
Government Fund				Entergy Arkansas Inc 4.90%	241,096	6,114
				Entergy Arkansas Inc 5.75%	35,363	906
TOTAL INVESTMENT COMPANIES		$86,369		Entergy Louisiana LLC 4.70%	165,100	4,134
CONVERTIBLE PREFERRED STOCKS -				Entergy Louisiana LLC 5.25%	237,355	6,069
1.40%	Shares Held	Value(000	's)	Entergy Louisiana LLC 5.88%	1,981	51
				Entergy Mississippi Inc	70,689	1,798
Banks - 1.40%				Entergy New Orleans Inc 5.00%	3,299	83
Wells Fargo & Co (a)	60,982	74,969		Entergy New Orleans Inc 5.50%	20,000	524
				Entergy Texas Inc	15,618	421
TOTAL CONVERTIBLE PREFERRED STOCKS		$74,969		Georgia Power Co 6.50% (a)	97,900	10,354
PREFERRED STOCKS - 34.91%	Shares Held	Value(000	's)	Gulf Power Co 6.00% (a)	60,914	6,063
				Gulf Power Co 6.45% (a)	9,400	975
Banks - 11.73%
AgriBank FCB (a)	61,700	6,473		Integrys Holding Inc	75,000	1,969
				Interstate Power & Light Co (a)	485,100	12,850
Bank of America Corp 6.38%; Series 3 (a)	17,626	455
Bank of America Corp 6.50%; Series Y (a)	490	13		NextEra Energy Capital Holdings Inc 5.00%	491,093	12,498
Bank of America Corp 6.63%; Series I (a)	201,813	5,439		NextEra Energy Capital Holdings Inc 5.13%;	662,215	16,847
Bank of New York Mellon Corp/The (a)	139,534	3,660		Series I
Barclays Bank PLC 7.10%; Series 3 (a)	1,014,169	26,186		NextEra Energy Capital Holdings Inc 5.63%;	170,585	4,423
Barclays Bank PLC 7.75%; Series 4 (a)	607,340	15,177		Series H
Barclays Bank PLC 8.13%; Series 5 (a)	249,031	6,487		NextEra Energy Capital Holdings Inc 5.70%;	322,465	8,394
BB&T Corp (a)	150,000	3,858		Series G
Capital One Financial Corp (a)	533,401	13,858		PPL Capital Funding Inc	735	20
Citigroup Inc 6.88%; Series K (a)	493,542	13,725				$114,529
Citigroup Inc 6.88%; Series L (a)	9,618	262		Food - 0.47%
CoBank ACB 6.13% (a)	8,000	791		Dairy Farmers of America Inc 7.88% (a),(b)	232,500	23,889
CoBank ACB 6.20% (a)	65,000	6,569		Dairy Farmers of America Inc 7.88% (a),(b)	12,000	1,254
CoBank ACB 6.25% (a)	296,500	30,530				$25,143
Countrywide Capital IV	630,285	16,293
Countrywide Capital V	211,602	5,445		Hand & Machine Tools - 0.54%
Cullen/Frost Bankers Inc (a)	278,081	7,119		Stanley Black & Decker Inc	1,104,374	29,133
Deutsche Bank Contingent Capital Trust II (a)	1,580,544	39,466
FirstMerit Corp (a)	326,124	8,381
				Insurance - 7.82%
Goldman Sachs Group Inc/The (a)	774,944	20,071		Aegon NV 4.00% (a)	66,900	1,648
HSBC Holdings PLC 6.20%; Series A (a)	1,047,474	27,067		Aegon NV 6.38% (a)	975,042	25,702
HSBC Holdings PLC 8.00%; Series 2 (a)	554,819	14,481		Aegon NV 6.50% (a)	246,814	6,489
HSBC USA Inc 6.50% (a)	2,085,705	52,873		Aegon NV 8.00%	63,317	1,717
Huntington Bancshares Inc/OH (a)	1,050,000	27,562		Aflac Inc	1,084,662	28,538
ING Groep NV 6.13% (a)	55,705	1,445		Allstate Corp/The 5.10%	540,300	14,053
ING Groep NV 6.38% (a)	834,730	21,544		Allstate Corp/The 6.25% (a)	181,500	5,082
ING Groep NV 7.05% (a)	1,017,959	26,864		Allstate Corp/The 6.63%; Series E (a)	380,000	10,689
ING Groep NV 7.20% (a)	165,000	4,364		American Financial Group Inc/OH 5.75%	441,277	11,376
M&T Bank Corp 6.38%; Series A (a)	5,400	5,619		American Financial Group Inc/OH 6.25%	250,786	6,776
M&T Bank Corp 6.38%; Series C (a)	7,150	7,440		Arch Capital Group Ltd (a)	699,190	18,661
Merrill Lynch Capital Trust I	318,825	8,344		Aspen Insurance Holdings Ltd 5.95% (a),(c)	745,064	20,601
Merrill Lynch Capital Trust II	133,014	3,489		Aspen Insurance Holdings Ltd 7.25% (a)	116,896	3,102
Morgan Stanley 7.13%; Series E (a)	24,282	723		Axis Capital Holdings Ltd 5.50%; Series D (a)	155,098	4,016
PNC Financial Services Group Inc/The (a)	1,723,683	51,469		Axis Capital Holdings Ltd 6.88%; Series C (a)	2,072,850	54,827
Royal Bank of Scotland Group PLC 5.75%;	596,429	15,066		Delphi Financial Group Inc 7.38%	527,604	12,415
Series L (a)				Hartford Financial Services Group Inc/The	1,040,014	33,489
State Street Corp 5.25%; Series C (a)	1,425,192	37,725		Protective Life Corp 6.00%	10,311	267
State Street Corp 5.90%; Series D (a)	241,300	6,785		Protective Life Corp 6.25%	336,151	8,854
State Street Corp 6.00% (a)	349,700	9,540		Prudential PLC 6.50% (a)	92,849	2,461
TCF Financial Corp (a)	229,278	6,076		Prudential PLC 6.75% (a)	174,600	4,573
US Bancorp (a)	2,082,309	55,119		Reinsurance Group of America Inc	577,300	17,025
Valley National Bancorp (a)	172,200	4,915		RenaissanceRe Holdings Ltd 5.38%; Series E	654,975	17,056
Wells Fargo & Co 5.85% (a)	125,027	3,312		(a)
Wells Fargo & Co 6.63% (a)	236,676	6,956		RenaissanceRe Holdings Ltd 6.08%; Series C	178,371	4,559
		$629,036		(a)

Diversified Financial Services - 0.71%				Torchmark Corp	468,309	11,937
Affiliated Managers Group Inc 6.38%	15,188	397		WR Berkley Corp 5.63%	1,262,728	32,200
Charles Schwab Corp/The 6.00%; Series B (a)	12,535	329		WR Berkley Corp 5.75%	38,500	964
Charles Schwab Corp/The 6.00%; Series C (a)	143,663	3,827		XLIT Ltd (a)	76,419	60,395
Morgan Stanley Capital Trust III	345,962	8,894				$419,472
Morgan Stanley Capital Trust IV	505,872	13,072		Media - 0.24%
Morgan Stanley Capital Trust V	341,679	8,778		Comcast Corp	480,893	12,864
Morgan Stanley Capital Trust VIII	97,505	2,501
RBS Capital Funding Trust V (a)	16,764	424
		$38,222		Miscellaneous Manufacturers - 0.19%
				General Electric Capital Corp 4.88%	80,187	2,111
Electric - 2.14%				General Electric Capital Corp 4.88%	299,666	8,016
Alabama Power Co (a)	89,000	2,394				$10,127
DTE Energy Co 5.25%	313,300	7,977

See accompanying notes

Schedule of Investments
Preferred Securities Fund
May 31, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)
				Principal
REITS- 5.25%			BONDS (continued)	Amount (000's) Value (000's)
Boston Properties Inc (a)	7,284	$188	Banks (continued)
Digital Realty Trust Inc 5.88%; Series G (a)	97,818	2,526	Bank of New York Mellon Corp/The
Digital Realty Trust Inc 6.35%; Series I (a)	202,498	5,364	4.95%, 12/29/2049(a),(f)	$75,100	$75,382
Digital Realty Trust Inc 6.63%; Series F (a)	3,856	101	BankBoston Capital Trust III
Digital Realty Trust Inc 7.00%; Series E (a)	544,076	14,070	1.38%, 06/15/2027(f)	1,350	1,080
Digital Realty Trust Inc 7.38%; Series H (a)	239,911	6,657	Barclays Bank PLC
Hospitality Properties Trust 7.13%; Series D	411,113	10,788	7.63%, 11/21/2022	8,000	8,730
(a)			7.75%, 04/10/2023(f)	19,200	20,352
Kimco Realty Corp 5.50%; Series J (a)	590,922	15,098	10.18%, 06/12/2021	3,000	3,808
Kimco Realty Corp 6.00%; Series I (a)	667,508	17,615	10.18%, 06/12/2021(b)	3,460	4,391
National Retail Properties Inc (a)	455,621	11,814	Barclays PLC
Prologis Inc - Series Q (a)	167,700	11,220	6.63%, 06/29/2049(a),(f)	34,178	32,042
PS Business Parks Inc 5.70%; Series V (a)	377,419	9,802	8.25%, 12/29/2049(a),(f)	34,600	35,250
PS Business Parks Inc 5.75%; Series U (a)	520,724	13,362	BNP Paribas SA
PS Business Parks Inc 6.00%; Series T (a)	188,128	4,923	7.20%, 06/29/2049(a),(b)	13,800	15,010
PS Business Parks Inc 6.45%; Series S (a)	132,228	3,434	7.37%, 12/29/2049(a),(b),(f)	100	100
Public Storage Inc 5.20%; Series X (a)	70,407	1,824	7.63%, 12/29/2049(a),(b),(f)	43,600	44,853
Public Storage Inc 5.75%; Series T (a)	222,900	5,871	7.63%, 12/29/2049(a),(f)	4,000	4,115
Public Storage Inc 5.88%; Series A (a)	237,401	6,545	BPCE SA
Public Storage Inc 5.90%; Series S (a)	55,600	1,452	5.70%, 10/22/2023(b)	6,000	6,400
Public Storage Inc 6.00%; Series Z (a)	580,214	16,304	Chase Capital III
Public Storage Inc 6.35%; Series R (a)	746,442	19,139	1.19%, 03/01/2027(f)	3,000	2,469
Public Storage Inc 6.38%; Series Y (a)	131,181	3,790	Citigroup Capital III
Realty Income Corp - Series F (a)	777,954	20,445	7.63%, 12/01/2036	2,700	3,332
Regency Centers Corp 6.00%; Series 7 (a)	441,029	11,648	Citigroup Inc
Regency Centers Corp 6.63%; Series 6 (a)	230,854	6,088	5.90%, 12/29/2049(a)	200	200
Senior Housing Properties Trust 5.63%	113,931	2,902	5.95%, 12/29/2049(a)	5,000	5,005
Senior Housing Properties Trust 6.25%	150,000	3,823	6.13%, 12/29/2049(a),(f)	47,300	48,187
Ventas Realty LP / Ventas Capital Corp	198,708	5,286	6.25%, 12/29/2049(a),(f)	43,200	44,649
Vornado Realty Trust 5.40%; Series L (a)	191,155	4,893	Citizens Financial Group Inc
Vornado Realty Trust 5.70%; Series K (a)	830,753	21,500	5.50%, 12/29/2049(a),(f)	7,500	7,248
Vornado Realty Trust 6.63%; Series I (a)	90,892	2,374	CoBank ACB
Vornado Realty Trust 6.88%; Series J (a)	174,963	4,556	6.25%, 12/29/2049(a),(f)	12,900	13,371
Welltower Inc (a)	617,185	16,102	Cooperatieve Rabobank UA
		$281,504	11.00%, 12/29/2049(a),(f)	7,750	9,484
			11.00%, 12/29/2049(a),(b),(f)	69,657	85,243
Savings & Loans - 0.24%
Astoria Financial Corp (a)	106,851	2,813	Corestates Capital III
			1.20%, 02/15/2027(b),(f)	10,200	8,517
First Niagara Financial Group Inc (a)	368,904	9,747
			Countrywide Capital III
		$12,560	8.05%, 06/15/2027	6,312	7,865
Sovereign - 0.51%			Credit Agricole SA
Farm Credit Bank of Texas 6.75% (a)	258,000	27,227	7.88%, 12/29/2049(a),(b)	8,000	7,840
			8.13%, 12/29/2049(a),(f)	5,000	5,186
			8.13%, 12/29/2049(a),(b),(f)	11,050	11,462
Telecommunications - 5.07%			8.38%, 12/31/2049(a),(b),(f)	25,650	28,920
Centaur Funding Corp (b),(d)	28,000	23,599
			Credit Suisse AG
Centaur Funding Corp 9.08% (b),(e)	78,666	93,662	6.50%, 08/08/2023(b)	28,300	30,012
Qwest Corp 6.13%	885,400	22,188	Credit Suisse Group AG
Qwest Corp 6.88%	258,100	6,687	6.25%, 12/29/2049(a),(b),(f)	30,100	29,009
Qwest Corp 7.00%	520,255	13,714	6.25%, 12/29/2049(a)	475	458
Qwest Corp 7.00%	253,178	6,583	7.50%, 12/29/2049(a),(f)	3,000	3,083
Qwest Corp 7.38%	532,806	13,773	7.50%, 12/29/2049(a),(b),(f)	23,950	24,609
Qwest Corp 7.50%	949,111	25,056	Credit Suisse Group Guernsey I Ltd
Telephone & Data Systems Inc 6.63%	251,340	6,683	7.88%, 02/24/2041(f)	3,900	3,938
Telephone & Data Systems Inc 6.88%	2,595	66	Dresdner Funding Trust I
Telephone & Data Systems Inc 7.00%	1,208,015	30,865	8.15%, 06/30/2031(b)	23,115	27,273
United States Cellular Corp	110,817	2,844	8.15%, 06/30/2031	3,200	3,743
Verizon Communications Inc	942,517	26,013	Fifth Third Bancorp
		$271,733	5.10%, 12/29/2049(a),(f)	5,100	4,666
TOTAL PREFERRED STOCKS		$1,871,550	First Chicago NBD Institutional Capital I
	Principal		1.19%, 02/01/2027(f)	2,300	1,893
BONDS- 60.77%	Amount (000's) Value (000's)		First Union Capital II
Banks- 32.64%			7.95%, 11/15/2029	3,700	4,888
			Fleet Capital Trust V
ABN AMRO Bank NV			1.64%, 12/18/2028(f)	2,500	1,987
4.80%, 04/18/2026(b)	$7,000	$7,249
6.25%, 09/13/2022(f)	10,000	10,457	Goldman Sachs Group Inc/The
			5.70%, 12/29/2049(a),(f)	39,795	39,646
BAC Capital Trust XIII
4.00%, 12/29/2049(a),(f)	33,564	25,005	HBOS Capital Funding LP
			6.85%, 03/29/2049(a)	7,000	7,123
Banco Bilbao Vizcaya Argentaria SA
9.00%, 05/29/2049(a)	24,800	25,668	HSBC Capital Funding Dollar1 LP
			10.18%, 12/29/2049(a),(b),(f)	32,900	48,034
Bank of America Corp
6.30%, 12/29/2049(a),(f)	18,500	19,633	HSBC Holdings PLC
			0.00%, 12/29/2049(a),(d),(f),(g)	22,000	22,165
6.50%, 10/29/2049(a),(f)	50,000	52,750

See accompanying notes

Schedule of Investments Preferred Securities Fund May 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Electric (continued)
JPMorgan Chase & Co			NextEra Energy Capital Holdings Inc
5.30%, 12/29/2049(a),(f)	$9,800	$9,873	6.35%, 10/01/2066(f)	$23,474	$17,840
6.13%, 12/29/2049(a),(f)	22,000	22,906	6.65%, 06/15/2067(f)	2,000	1,550
6.75%, 01/29/2049(a),(f)	137,707	152,855	7.30%, 09/01/2067(f)	17,750	16,818
JPMorgan Chase Capital XXI			PPL Capital Funding Inc
1.59%, 02/02/2037(f)	13,251	10,127	6.70%, 03/30/2067(f)	15,375	12,450
KeyCorp Capital III					$58,587
7.75%, 07/15/2029	3,500	4,083
Lloyds Banking Group PLC			Hand & Machine Tools - 0.24%
6.27%, 11/29/2049(a),(b),(f)	3,000	2,895	Stanley Black & Decker Inc
6.27%, 11/29/2049(a),(f)	3,150	3,040	5.75%, 12/15/2053	12,250	12,856
6.41%, 01/29/2049(a),(b)	34,174	36,993
6.66%, 01/29/2049(a),(b)	32,281	35,428	Insurance - 20.46%
7.50%, 04/30/2049(a),(f)	25,198	25,261	ACE Capital Trust II
M&T Bank Corp			9.70%, 04/01/2030	16,615	23,768
6.45%, 12/29/2049(a),(f)	6,615	7,161	Aegon NV
6.88%, 12/29/2049(a)	37,800	37,847	1.74%, 07/29/2049(a),(f)	11,889	7,256
Morgan Stanley			AIG Life Holdings Inc
5.55%, 12/29/2049(a),(f)	11,100	11,100	8.50%, 07/01/2030	30,200	39,231
Nordea Bank AB			Allstate Corp/The
5.50%, 09/29/2049(a),(b),(f)	6,000	5,872	5.75%, 08/15/2053(f)	7,600	7,812
5.50%, 09/29/2049(a),(f)	1,200	1,175	6.50%, 05/15/2067	12,505	13,521
6.13%, 12/29/2049(a),(f)	1,800	1,724	American International Group Inc
6.13%, 12/29/2049(a),(b),(f)	32,831	31,436	8.18%, 05/15/2068	1,500	1,860
PNC Financial Services Group Inc/The			Aon Corp
6.75%, 07/29/2049(a),(f)	44,035	48,989	8.21%, 01/01/2027	4,500	5,760
Royal Bank of Scotland Group PLC			AXA SA
4.80%, 04/05/2026	7,500	7,709	6.38%, 12/29/2049(a),(b),(f)	27,793	29,356
7.50%, 12/29/2049(a),(f)	33,431	31,968	8.60%, 12/15/2030	13,565	18,180
7.64%, 03/29/2049(a),(f)	1,900	1,829	Catlin Insurance Co Ltd
7.65%, 08/29/2049(a),(f)	34,315	40,406	7.25%, 07/29/2049(a),(b)	52,586	37,993
8.00%, 12/29/2049(a),(f)	8,525	8,386	Chubb Corp/The
Societe Generale SA			6.38%, 03/29/2067(f)	44,690	39,327
1.38%, 12/29/2049(a),(b),(f)	5,750	5,290	Dai-ichi Life Insurance Co Ltd/The
7.88%, 12/29/2049(a),(b),(f)	3,000	2,894	5.10%, 10/29/2049(a),(b),(f)	12,300	13,699
7.88%, 12/29/2049(a),(f)	15,000	14,400	7.25%, 12/29/2049(a),(b)	13,250	15,966
8.00%, 12/29/2049(a),(b),(f)	16,800	16,760	Everest Reinsurance Holdings Inc
8.25%, 09/29/2049(a),(f)	54,750	56,393	6.60%, 05/01/2067(f)	34,120	27,978
Standard Chartered PLC			Glen Meadow Pass-Through Trust
7.01%, 07/29/2049(a),(b)	14,300	14,658	6.51%, 02/12/2067(b),(f)	10,885	7,865
Svenska Handelsbanken AB			Great-West Life & Annuity Insurance Capital
5.25%, 12/29/2049(a),(f)	6,100	5,888	LP
Swedbank AB			6.63%, 11/15/2034(b)	7,000	8,018
5.50%, 12/29/2049(a),(f)	5,200	5,135	Great-West Life & Annuity Insurance Capital
UBS AG/Stamford CT			LP II
7.63%, 08/17/2022	5,000	5,748	3.16%, 05/16/2046(b),(f)	8,750	7,722
UBS Group AG			Hartford Financial Services Group Inc/The
6.87%, 12/29/2049(a),(f)	13,100	12,650	8.13%, 06/15/2068(f)	9,672	10,470
7.00%, 12/29/2049(a),(f)	2,000	2,085	Liberty Mutual Group Inc
7.13%, 12/29/2049(a)	1,757	1,768	7.00%, 03/07/2067(b),(f)	17,738	15,343
US Bancorp			7.80%, 03/07/2087(b)	56,373	62,292
5.12%, 12/29/2049(a),(f)	21,400	21,989	Liberty Mutual Insurance Co
Wells Fargo & Co			7.70%, 10/15/2097(b)	20,025	25,674
5.87%, 12/29/2049(a),(f)	47,800	51,146	Lincoln National Corp
7.98%, 12/31/2049(a),(f)	57,100	60,098	2.99%, 05/17/2066(f)	13,109	8,987
		$1,749,745	6.05%, 04/20/2067(f)	54,947	37,173
			Meiji Yasuda Life Insurance Co
Diversified Financial Services - 1.10%			5.20%, 10/20/2045(b),(f)	10,000	11,113
Charles Schwab Corp/The
7.00%, 02/28/2049(a),(f)	27,158	31,367	MetLife Capital Trust IV
			7.88%, 12/15/2067(b)	19,020	22,548
Depository Trust & Clearing Corp/The
4.88%, 12/29/2049(a),(b),(f)	4,000	4,025	MetLife Capital Trust X
			9.25%, 04/08/2068(b)	39,075	53,533
MBNA Capital B
1.44%, 02/01/2027(f)	2,500	2,050	MetLife Inc
			5.25%, 12/29/2049(a),(f)	17,200	17,200
National Rural Utilities Cooperative Finance			10.75%, 08/01/2069	28,223	43,760
Corp
5.25%, 04/20/2046(f)	21,300	21,553	Mitsui Sumitomo Insurance Co Ltd
			7.00%, 03/15/2072(b)	10,700	12,840
		$58,995	MMI Capital Trust I
Electric - 1.09%			7.63%, 12/15/2027	1,073	1,247
Integrys Holding Inc			Nationwide Financial Services Inc
6.11%, 12/01/2066(f)	13,082	9,929	6.75%, 05/15/2087	68,095	69,712

See accompanying notes

Schedule of Investments
Preferred Securities Fund
May 31, 2016 (unaudited)

	Principal		(e)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional
BONDS (continued)	Amount (000's) Value (000's)		information.
			(f) Variable Rate. Rate shown is in effect at May 31, 2016.
Insurance (continued)			(g) Security purchased on a when-issued basis.
Nippon Life Insurance Co
4.70%, 01/20/2046(b),(f)	$5,000	$5,328
5.10%, 10/16/2044(b),(f)	14,900	16,222
Provident Financing Trust I			Portfolio Summary (unaudited)
7.41%, 03/15/2038	37,750	43,257	Sector	Percent
Prudential Financial Inc			Financial	81.45%
5.63%, 06/15/2043(f)	66,965	70,568	Communications	5.44%
5.88%, 09/15/2042(f)	11,675	12,653	Industrial	5.08%
Prudential PLC			Utilities	3.23%
7.75%, 01/29/2049(a)	4,800	4,830	Exchange Traded Funds	1.61%
QBE Capital Funding III Ltd			Energy	1.00%
7.25%, 05/24/2041(b),(f)	75,745	84,456	Government	0.51%
Reinsurance Group of America Inc			Consumer, Non-cyclical	0.47%
3.30%, 12/15/2065(f)	26,423	18,272	Purchased Options	0.23%
Sompo Japan Nipponkoa Insurance Inc			Other Assets and Liabilities	0.98%
5.33%, 03/28/2073(b),(f)	60,300	67,005	TOTAL NET ASSETS	100.00%
Sumitomo Life Insurance Co
6.50%, 09/20/2073(b),(f)	15,500	18,174
Voya Financial Inc
5.65%, 05/15/2053(f)	55,076	51,705
XLIT Ltd
6.50%, 12/31/2049(a),(f)	3,000	2,119
ZFS Finance USA Trust II
6.45%, 12/15/2065(b),(f)	5,020	5,028
		$1,096,821

Miscellaneous Manufacturers - 3.29%
General Electric Co
5.00%, 12/29/2049(a),(f)	168,649	176,660

Pipelines - 1.00%
Enterprise Products Operating LLC
7.03%, 01/15/2068(f)	47,605	49,255
TransCanada PipeLines Ltd
6.35%, 05/15/2067(f)	1,500	1,032
Transcanada Trust
5.63%, 05/20/2075(f)	3,800	3,408
		$53,695

Telecommunications - 0.13%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(f)	6,550	6,976

Transportation - 0.82%
BNSF Funding Trust I
6.61%, 12/15/2055(f)	38,509	43,804

TOTAL BONDS		$3,258,139
	Principal
CONVERTIBLE BONDS - 0.10%	Amount (000's) Value (000's)

Banks- 0.10%
ING Groep NV
6.50%, 12/29/2049(a),(f)	6,000	5,606

TOTAL CONVERTIBLE BONDS		$5,606
TOTAL PURCHASED OPTIONS - 0.23%		$12,305
Total Investments		$5,308,938
Other Assets and Liabilities - 0.98%		$52,279
TOTAL NET ASSETS - 100.00%		$5,361,217

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,204,728 or 22.47% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $20,601 or 0.38% of net assets.
(d)	Non-Income Producing Security

See accompanying notes

			Schedule of Investments
Preferred Securities Fund
May 31, 2016 (unaudited)

	August 31,	August 31,
Affiliated Securities	2015	2015	Purchases	Purchases		Sales	Sales	May 31, 2016	May 31, 2016
	Shares	Cost	Shares	Cost		Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	71,576	$85,034	7,090		$8,476	—	$—	78,666	$93,510
		$85,034			$8,476		$–		$93,510

				Realized Gain/Loss				Realized Gain from
			Income	on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$4,967				$—	$		—
		$4,967				$—	$		—
Amounts in thousands except shares

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; September 2016		$172.00	06/27/2016	6,300		$619	$394		$(225)
Call - US Long Bond Future; September 2016		$165.00	06/27/2016	3,150		3,145	2,855		(290)
Put - US Long Bond Future; September 2016		$163.00	06/27/2016	6,300		12,011	9,056		(2,955)
Total						$15,775	$12,305		$(3,470)

					Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; September 2016		$168.00	06/27/2016	9,450		$(3,455)	$(2,806)		$649
Put - US Long Bond Future; September 2016		$160.00	06/27/2016	6,300		(4,664)	(2,756)		1,908
Total						$(8,119)	$(5,562)		$2,557

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Real Estate Allocation Fund
May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.46%	Shares Held			Value (000's)
Principal Funds, Inc. Institutional Class - 100.46%
Global Real Estate Securities Fund (a)		43,946		$401
Real Estate Debt Income Fund (a)		42,652		410
				$811
TOTAL INVESTMENT COMPANIES				$811
Total Investments				$811
Other Assets and Liabilities - (0.46)%				$(4)
TOTAL NET ASSETS - 100.00%				$807

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
Fixed Income Funds				50.79%
International Equity Funds				49.67%
Other Assets and Liabilities				(0.46)%
TOTAL NET ASSETS			100.00%

August 31,		August 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	May 31, 2016	May 31, 2016
Shares		Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Global Real Estate Securities Fund	20,381	$193		42,364	$378	18,799		$169	43,946	$402
Real Estate Debt Income Fund	14,683	146		42,224	404	14,255		136	42,652	414
		$339			$782			$305		$816

						Realized Gain/Loss			Realized Gain from
		Income			on Investments			Capital Gain Distributions
Global Real Estate Securities Fund	$		4			$—	$			4
Real Estate Debt Income Fund			7			—				—
	$		11			$—	$			4
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 22.65%	Shares Held	Value (000's)			Principal
			BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 22.65%
First American Government Obligations Fund	32,968,606	$32,969	Commercial Mortgage Backed Securities (continued)
			JPMBB Commercial Mortgage Securities
TOTAL INVESTMENT COMPANIES		$32,969	Trust 2013-C12
	Principal		4.09%, 07/15/2045(a)		$460	$396
BONDS- 89.95%	Amount (000's)	Value (000's)	JPMBB Commercial Mortgage Securities
			Trust 2014-C21
Commercial Mortgage Backed Securities - 84.33%			1.10%, 08/15/2047(a),(f)		25,664	1,672
Banc of America Commercial Mortgage Trust			JPMBB Commercial Mortgage Securities
2008-1			Trust 2014-C24
6.27%, 02/10/2051(a)	$1,800	$1,805	4.12%, 11/15/2047(a)		2,500	2,638
6.27%, 02/10/2051(a),(b)	1,000	925	Morgan Stanley Bank of America Merrill
Banc of America Commercial Mortgage Trust			Lynch Trust 2013-C13
2016-UBS10			4.89%, 11/15/2046(a)		4,000	4,231
0.00%, 06/15/2049(a),(c),(d),(e)	3,500	3,512	Morgan Stanley Bank of America Merrill
2.01%, 06/15/2049(a),(c),(e),(f)	9,100	1,178	Lynch Trust 2014-C14
CFCRE Commercial Mortgage Trust 2011-			1.27%, 02/15/2047(a),(f)		20,902	1,116
C2			Morgan Stanley Bank of America Merrill
1.94%, 12/15/2047(a),(b),(f)	16,612	474	Lynch Trust 2014-C15
Citigroup Commercial Mortgage Trust 2013-			4.90%, 04/15/2047(a)		1,000	1,035
GC15			Morgan Stanley Bank of America Merrill
5.10%, 09/10/2046(a),(b)	2,010	1,898	Lynch Trust 2014-C18
Citigroup Commercial Mortgage Trust 2015-			3.92%, 10/15/2047(a)		2,000	2,175
GC27			Morgan Stanley Bank of America Merrill
3.14%, 02/10/2048(a)	2,000	2,055	Lynch Trust 2015-C20
Citigroup Commercial Mortgage Trust 2016-			4.16%, 02/15/2048(a)		1,000	1,034
C1			Morgan Stanley Bank of America Merrill
2.12%, 05/10/2049(a),(e),(f)	29,000	4,005	Lynch Trust 2015-C25
3.51%, 05/10/2049(e)	2,500	2,575	1.15%, 10/15/2048(a),(f)		29,910	2,285
4.12%, 05/10/2049(e)	2,500	2,575	Morgan Stanley Bank of America Merrill
Citigroup Commercial Mortgage Trust 2016-			Lynch Trust 2015-C26
GC36			3.53%, 10/15/2048		1,000	1,058
3.62%, 02/10/2049	5,000	5,316	Morgan Stanley Bank of America Merrill
COMM 2006-C8 Mortgage Trust			Lynch Trust 2016-C28
5.38%, 12/10/2046	2,000	1,941	3.95%, 01/15/2049		6,000	6,436
COMM 2012-CCRE4 Mortgage Trust			Morgan Stanley Capital I Trust 2016-UBS9
3.25%, 10/15/2045	3,000	3,097	4.70%, 03/15/2049		500	496
COMM 2013-CCRE11 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
1.17%, 10/10/2046(a),(f)	26,104	1,551	2012	-C4
COMM 2013-CCRE6 Mortgage Trust			1.80%, 12/10/2045(a),(b),(f)		9,424	759
1.49%, 03/10/2046(a),(f)	14,867	679	4.50%, 12/10/2045(a),(b)		1,000	960
COMM 2014-CCRE17 Mortgage Trust			Wachovia Bank Commercial Mortgage Trust
4.80%, 05/10/2047(a),(b)	1,000	854	Series 2007-C30
Comm 2014-UBS2 Mortgage Trust			5.41%, 12/15/2043(a)		4,000	3,986
4.20%, 03/10/2047	1,000	1,072	Wells Fargo Commercial Mortgage Trust
COMM 2014-UBS3 Mortgage Trust			2015-C31
4.78%, 06/10/2047(a)	1,000	988	3.70%, 11/15/2048		2,000	2,138
COMM 2015-LC19 Mortgage Trust			Wells Fargo Commercial Mortgage Trust
2.87%, 02/10/2048(a),(b)	1,000	704	2015-NX	S1
COMM 2015-LC23 Mortgage Trust			4.10%, 05/15/2048(a)		3,180	2,460
4.65%, 10/10/2053(a)	1,000	990	Wells Fargo Commercial Mortgage Trust
COMM 2016-DC2 Mortgage Trust			2016-C34
3.77%, 02/10/2049	6,000	6,459	2.36%, 05/15/2049(a),(f)		8,000	1,147
Commercial Mortgage Trust 2007-GG9			WFRBS Commercial Mortgage Trust 2013-
5.51%, 03/10/2039	3,000	2,650	C11
FHLMC Multifamily Structured Pass Through			1.46%, 03/15/2045(a),(b),(f)		16,427	873
Certificates			WFRBS Commercial Mortgage Trust 2013-
1.15%, 01/25/2021(a),(f)	20,254	889	C12
3.01%, 07/25/2025	5,000	5,262	1.40%, 03/15/2048(a),(b),(f)		38,364	2,379
3.15%, 11/25/2025(a)	1,500	1,596	WFRBS Commercial Mortgage Trust 2013-
3.28%, 06/25/2025(a)	5,000	5,371	C17
3.33%, 08/25/2025(a)	4,000	4,321	1.54%, 12/15/2046(a),(f)		34,871	2,234
GS Mortgage Securities Trust 2011-GC3			WFRBS Commercial Mortgage Trust 2014-
0.69%, 03/10/2044(a),(b),(f)	24,412	634	C20
GS Mortgage Securities Trust 2013-GCJ14			3.99%, 05/15/2047(a),(b)		2,500	1,820
4.77%, 08/10/2046(a),(b)	1,500	1,357				$122,734
GS Mortgage Securities Trust 2014-GC22
4.65%, 06/10/2047(a)	3,110	3,219	Real Estate - 1.80%
GS Mortgage Securities Trust 2015-GC34			Prologis LP
3.51%, 10/10/2048(a)	5,000	5,270	3.35%, 02/01/2021		2,500	2,612
GS Mortgage Securities Trust 2016-GS2
3.76%, 05/10/2049(e)	2,500	2,575
			REITS- 3.82%
JP Morgan Chase Commercial Mortgage			HCP Inc
Securities Trust 2010-C1			2.63%, 02/01/2020		2,500	2,489
5.95%, 06/15/2043(b)	1,500	1,609
See accompanying notes		119

		Schedule of Investments
		Real Estate Debt Income Fund
		May 31, 2016 (unaudited)

	Principal
BONDS (continued)	Amount (000's)	Value (000's)

REITS (continued)
Hospitality Properties Trust
5.00%, 08/15/2022	$1,000	$1,053
Select Income REIT
3.60%, 02/01/2020	2,000	2,016
		$5,558
TOTAL BONDS		$130,904
Total Investments		$163,873
Other Assets and Liabilities - (12.60)%		$(18,338)
TOTAL NET ASSETS - 100.00%		$145,535

(a)	Variable Rate. Rate shown is in effect at May 31, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,246 or 10.48% of net assets.
(c)	Security purchased on a when-issued basis.
(d)	Non-Income Producing Security
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $16,420 or 11.28% of net assets.
(f)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	84.33%
Exchange Traded Funds	22.65%
Financial	5.62%
Other Assets and Liabilities	(12.60)%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Small-MidCap Dividend Income Fund May 31, 2016 (unaudited)

COMMON STOCKS - 97.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.19%			Healthcare - Products - 2.64%
Harris Corp	293,824	$23,144	STERIS PLC	419,309	$29,112
			Teleflex Inc	139,272	22,437
					$51,549
Airlines - 1.11%
Copa Holdings SA	418,931	21,604	Home Furnishings - 2.08%
			Harman International Industries Inc	518,751	40,587

Automobile Manufacturers - 1.70%
New Flyer Industries Inc	1,047,075	33,145	Housewares - 0.76%
			Tupperware Brands Corp	263,352	14,900

Automobile Parts & Equipment - 1.10%
Autoliv Inc	174,831	21,436	Insurance - 6.28%
			Allied World Assurance Co Holdings AG	536,420	19,890
			AmTrust Financial Services Inc	1,687,415	44,750
Banks - 7.45%			Arthur J Gallagher & Co	426,497	20,613
BOK Financial Corp	310,096	19,765	Validus Holdings Ltd	764,244	37,211
Cullen/Frost Bankers Inc	582,805	38,990
PacWest Bancorp	1,122,338	46,779			$122,464
Umpqua Holdings Corp	1,228,414	19,642	Investment Companies - 3.09%
Washington Trust Bancorp Inc	520,613	19,950	Ares Capital Corp	2,421,415	35,934
		$145,126	Oaktree Capital Group LLC	532,257	24,388

Chemicals - 4.52%					$60,322
Albemarle Corp	415,462	32,614	Machinery - Diversified - 4.85%
Cabot Corp	206,990	9,462	Applied Industrial Technologies Inc	640,076	28,931
Huntsman Corp	2,005,238	29,938	Flowserve Corp	434,342	20,905
RPM International Inc	319,073	16,014	IDEX Corp	256,514	21,378
		$88,028	Nordson Corp	267,622	23,278

Coal - 1.05%					$94,492
Alliance Resource Partners LP	1,398,438	20,487	Media - 2.27%
			Sinclair Broadcast Group Inc	1,401,123	44,317
Commercial Services - 0.20%
McGrath RentCorp	134,528	3,838	Miscellaneous Manufacturers - 2.15%
			Crane Co	528,263	30,322
Diversified Financial Services - 2.04%			Donaldson Co Inc	345,076	11,564
BGC Partners Inc	1,925,426	17,887			$41,886
FNF Group	624,478	21,826	Oil & Gas - 2.47%
		$39,713	Helmerich & Payne Inc	110,828	6,777
Electric - 6.41%			HollyFrontier Corp	795,647	21,291
ALLETE Inc	437,122	25,240	Vermilion Energy Inc	604,042	19,987
Alliant Energy Corp	1,018,870	37,749			$48,055
Great Plains Energy Inc	566,106	16,519	Oil & Gas Services - 1.49%
ITC Holdings Corp	659,609	29,366	Targa Resources Corp	680,261	29,136
PNM Resources Inc	490,204	16,098
		$124,972
			Packaging & Containers - 1.04%
Electrical Components & Equipment - 1.96%			Packaging Corp of America	297,125	20,273
Hubbell Inc	149,214	15,857
Littelfuse Inc	194,610	22,289
		$38,146	Pipelines - 1.72%
			EnLink Midstream Partners LP	2,127,871	33,493
Electronics - 2.60%
Avnet Inc	765,284	31,400	Private Equity - 0.96%
Garmin Ltd	452,642	19,246	Hercules Capital Inc	1,526,193	18,726
		$50,646

Environmental Control - 1.29%			REITS - 16.09%
MSA Safety Inc	497,360	25,052	Agree Realty Corp	350,531	14,922
			Alexandria Real Estate Equities Inc	239,384	23,196
Food - 2.61%			Colony Capital Inc	2,378,933	43,582
B&G Foods Inc	756,731	32,532	CYS Investments Inc	352,806	2,882
Ingredion Inc	156,724	18,401	EastGroup Properties Inc	324,562	20,782
		$50,933	EPR Properties	616,402	43,937
			Gramercy Property Trust	4,055,704	36,218
Gas - 1.12%			LaSalle Hotel Properties	802,257	18,540
Vectren Corp	438,355	21,777	Medical Properties Trust Inc	2,939,396	43,209
			Omega Healthcare Investors Inc	1,281,477	40,905
Hand & Machine Tools - 2.12%			Pebblebrook Hotel Trust	1,005,342	25,355
Lincoln Electric Holdings Inc	343,050	20,645			$313,528
Snap-on Inc	127,407	20,617	Retail - 1.05%
		$41,262	Nordstrom Inc	538,403	20,449

See accompanying notes

		Schedule of Investments
	Small-MidCap Dividend Income Fund
		May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Semiconductors - 2.72%
Maxim Integrated Products Inc	504,888	$19,166
Microchip Technology Inc	653,658	33,781
		$52,947

Software - 2.82%
Broadridge Financial Solutions Inc	313,157	20,102
j2 Global Inc	521,014	34,892
		$54,994

Supranational Bank - 1.83%
Banco Latinoamericano de Comercio Exterior	1,338,279	35,705
SA

Telecommunications - 0.58%
Consolidated Communications Holdings Inc	461,550	11,345

Toys, Games & Hobbies - 1.89%
Hasbro Inc	422,825	36,908

TOTAL COMMON STOCKS		$1,895,385
INVESTMENT COMPANIES - 4.02%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 4.02%
Goldman Sachs Financial Square Funds -	78,403,973	78,404
Government Fund

TOTAL INVESTMENT COMPANIES		$78,404
Total Investments		$1,973,789
Other Assets and Liabilities - (1.27)%		$(24,848)
TOTAL NET ASSETS - 100.00%		$1,948,941

Portfolio Summary (unaudited)
Sector		Percent
Financial		35.91%
Industrial		17.20%
Consumer, Cyclical		9.69%
Utilities		7.53%
Energy		6.73%
Technology		5.54%
Consumer, Non-cyclical		5.45%
Basic Materials		4.52%
Exchange Traded Funds		4.02%
Communications		2.85%
Government		1.83%
Other Assets and Liabilities		(1.27)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SystematEx International Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 98.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.45%			Banks (continued)
Hakuhodo DY Holdings Inc	5,600	$70	Fukuoka Financial Group Inc	47,000	$170
WPP PLC	7,592	175	Gunma Bank Ltd/The	33,000	131
		$245	Hang Seng Bank Ltd	8,794	156
			Hiroshima Bank Ltd/The	14,000	52
Aerospace & Defense - 0.90%			Hokuhoku Financial Group Inc	33,000	40
Airbus Group SE	1,548	96	HSBC Holdings PLC	67,313	435
BAE Systems PLC	29,779	208	ING Groep NV	6,102	76
Safran SA	620	44	Intesa Sanpaolo SpA	37,614	97
Thales SA	1,671	145	KBC Groep NV (a)	103	6
		$493	Lloyds Banking Group PLC	142,518	148
Agriculture - 1.66%			Mediobanca SpA	718	6
British American Tobacco PLC	7,041	428	Mitsubishi UFJ Financial Group Inc	46,200	228
Imperial Brands PLC	6,267	341	Mizuho Financial Group Inc	107,300	168
Japan Tobacco Inc	2,400	95	National Australia Bank Ltd	6,577	129
Swedish Match AB	1,348	46	Nordea Bank AB	7,662	74
		$910	Oversea-Chinese Banking Corp Ltd	29,800	187
			Resona Holdings Inc	46,600	176
Airlines - 0.78%			Societe Generale SA	1,879	78
Deutsche Lufthansa AG	10,590	149	Standard Chartered PLC	3,861	30
International Consolidated Airlines Group SA	597	5	Sumitomo Mitsui Financial Group Inc	7,500	242
Japan Airlines Co Ltd	4,700	160	Svenska Handelsbanken AB	2,602	33
Qantas Airways Ltd (a)	51,491	114	Swedbank AB	1,595	35
		$428	UBS Group AG	9,804	151
			UniCredit SpA	8,389	27
Apparel - 0.75%			United Overseas Bank Ltd	4,700	62
Adidas AG	2,458	315	Westpac Banking Corp	12,619	279
Christian Dior SE	28	5	Yamaguchi Financial Group Inc	5,000	49
LVMH Moet Hennessy Louis Vuitton SE	596	95			$4,792
		$415
			Beverages - 1.95%
Automobile Manufacturers - 3.86%			Anheuser-Busch InBev SA/NV	2,564	324
Bayerische Motoren Werke AG	891	75	Coca-Cola HBC AG (a)	256	5
Daimler AG	2,786	190	Diageo PLC	6,765	184
Fuji Heavy Industries Ltd	6,500	241	Heineken NV	443	41
Hino Motors Ltd	10,300	105	Pernod Ricard SA	457	50
Honda Motor Co Ltd	11,200	314	SABMiller PLC	2,556	159
Isuzu Motors Ltd	12,600	151	Treasury Wine Estates Ltd	41,415	309
Mazda Motor Corp	8,400	143			$1,072
Mitsubishi Motors Corp	14,900	77
Nissan Motor Co Ltd	14,900	150	Biotechnology - 0.21%
Renault SA	317	30	CSL Ltd	1,385	116
Suzuki Motor Corp	3,300	84
Toyota Motor Corp	10,700	553
Volkswagen AG	51	8	Building Materials - 1.28%
			Boral Ltd	662	3
		$2,121	Cie de Saint-Gobain	872	39
Automobile Parts & Equipment - 2.23%			CRH PLC	8,563	261
Aisin Seiki Co Ltd	400	17	HeidelbergCement AG	1,865	160
Bridgestone Corp	5,600	192	LafargeHolcim Ltd (a)	821	37
Cie Generale des Etablissements Michelin	308	31	Sika AG	47	203
Continental AG	424	91			$703
Denso Corp	900	35
JTEKT Corp	5,700	78	Chemicals - 4.35%
NHK Spring Co Ltd	16,300	139	Air Liquide SA	1,558	168
NOK Corp	5,600	100	Akzo Nobel NV	294	20
Nokian Renkaat OYJ	1,129	40	BASF SE	5,218	403
Sumitomo Electric Industries Ltd	6,500	91	Brenntag AG	84	5
Sumitomo Rubber Industries Ltd	4,200	61	Croda International PLC	108	5
Toyoda Gosei Co Ltd	7,000	136	EMS-Chemie Holding AG	182	90
Valeo SA	1,412	213	Evonik Industries AG	6,659	196
			Givaudan SA	65	125
		$1,224	Johnson Matthey PLC	3,544	148
Banks - 8.72%			K+S AG	191	5
Australia & New Zealand Banking Group Ltd	7,284	134	Linde AG	443	66
Banco Bilbao Vizcaya Argentaria SA	12,817	85	Lonza Group AG (a)	1,161	201
Banco Santander SA	37,393	178	Mitsubishi Chemical Holdings Corp	27,000	136
Barclays PLC	43,126	114	Mitsubishi Gas Chemical Co Inc	28,000	158
BNP Paribas SA	3,208	178	Novozymes A/S	2,042	97
BOC Hong Kong Holdings Ltd	51,735	159	Shin-Etsu Chemical Co Ltd	900	52
Commonwealth Bank of Australia	6,687	373	Sumitomo Chemical Co Ltd	28,000	127
Credit Suisse Group AG (a)	3,581	49	Symrise AG	84	5
CYBG PLC (a)	1,142	5	Syngenta AG	378	149
Danske Bank A/S	1,222	35	Teijin Ltd	23,000	80
DBS Group Holdings Ltd	14,000	158	Yara International ASA	4,332	156
Deutsche Bank AG (a)	3,306	59			$2,392

See accompanying notes

Schedule of Investments
SystematEx International Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services - 1.87%			Electronics (continued)
Adecco Group AG	1,655	$100	Koninklijke Philips NV	2,318	$63
Atlantia SpA	3,437	93	Murata Manufacturing Co Ltd	400	46
Experian PLC	9,611	182	NEC Corp	5,000	12
ISS A/S	3,334	134	Yokogawa Electric Corp	11,900	136
Park24 Co Ltd	5,000	142			$517
Randstad Holding NV	3,012	163
RELX NV	1,338	23	Energy - Alternate Sources - 0.50%
RELX PLC	2,019	37	Vestas Wind Systems A/S	3,845	275
Secom Co Ltd	400	31
Securitas AB	7,699	121	Engineering & Construction - 1.53%
		$1,026	Aena SA (a),(b)	1,654	223
			Ferrovial SA	4,052	86
Computers - 0.92%			Ferrovial SA - Rights (a)	4,052	2
Atos SE	2,200	203
Capgemini SA	1,739	166	Skanska AB	9,257	203
NTT Data Corp	2,600	134	Vinci SA	4,369	329
		$503			$843
			Entertainment - 0.38%
Consumer Products - 0.79%			Paddy Power Betfair PLC	797	108
Reckitt Benckiser Group PLC	4,374	435	Tatts Group Ltd	35,744	101
					$209
Cosmetics & Personal Care - 1.63%
Beiersdorf AG	459	42	Food - 4.40%
Kao Corp	1,400	77	Associated British Foods PLC	490	21
L'Oreal SA	579	109	Chr Hansen Holding A/S	79	5
Svenska Cellulosa AB SCA	7,471	239	Colruyt SA	2,135	127
Unilever NV	4,815	216	Danone SA	1,075	76
Unilever PLC	4,617	210	Delhaize Group	1,875	196
		$893	First Pacific Co Ltd/Hong Kong	56,000	37
			ICA Gruppen AB	317	11
Distribution & Wholesale - 1.08%			Jeronimo Martins SGPS SA	8,282	134
Bunzl PLC	6,722	199	Kerry Group PLC	56	5
ITOCHU Corp	10,300	128	Koninklijke Ahold NV	9,704	215
Li & Fung Ltd	102,000	52	Nestle SA	12,561	928
Mitsubishi Corp	3,300	58	Orkla ASA	15,408	139
Mitsui & Co Ltd	3,300	39	Seven & i Holdings Co Ltd	2,300	98
Wolseley PLC	1,959	115	Tesco PLC (a)	13,332	32
		$591	Toyo Suisan Kaisha Ltd	1,400	54
			Wesfarmers Ltd	3,339	98
Diversified Financial Services - 1.13%			WH Group Ltd (b)	265,680	204
Deutsche Boerse AG	871	76	Woolworths Ltd	2,486	40
Hong Kong Exchanges and Clearing Ltd	2,800	67			$2,420
Macquarie Group Ltd	103	5
Mitsubishi UFJ Lease & Finance Co Ltd	7,000	30	Food Service - 0.80%
Nomura Holdings Inc	19,100	82	Compass Group PLC	16,000	298
ORIX Corp	2,800	39	Sodexo SA	1,334	140
Partners Group Holding AG	462	195			$438
Provident Financial PLC	2,970	125
		$619	Forest Products & Paper - 0.88%
			Mondi PLC	7,004	136
Electric - 2.66%			Stora Enso OYJ	10,977	94
AusNet Services	31,006	35	UPM-Kymmene OYJ	13,110	253
Chubu Electric Power Co Inc	13,500	184			$483
E.ON SE	3,152	31
EDP - Energias de Portugal SA	36,602	122	Gas - 1.15%
Endesa SA	9,149	188	National Grid PLC	21,017	306
Enel SpA	19,241	87	Osaka Gas Co Ltd	23,000	86
Engie SA	3,017	47	Snam SpA	25,564	146
Iberdrola SA	43,816	297	Tokyo Gas Co Ltd	23,000	93
RWE AG (a)	438	6			$631
SSE PLC	10,329	229	Hand & Machine Tools - 0.48%
Terna Rete Elettrica Nazionale SpA	24,114	134	Schindler Holding AG	662	122
Tohoku Electric Power Co Inc	400	5	Schindler Holding AG	760	141
Tokyo Electric Power Co Holdings Inc (a)	21,000	98			$263
		$1,463
			Healthcare - Products - 0.19%
Electrical Components & Equipment - 0.42%			Essilor International SA	438	57
OSRAM Licht AG	107	6	Sonova Holding AG	42	6
Prysmian SpA	5,433	133	William Demant Holding A/S (a)	1,960	41
Schneider Electric SE	1,460	94			$104
		$233
			Healthcare - Services - 0.93%
Electronics - 0.94%			Fresenius Medical Care AG & Co KGaA	1,763	153
Hoya Corp	1,400	49	Fresenius SE & Co KGaA	4,379	331
Ibiden Co Ltd	11,700	148	Miraca Holdings Inc	500	21
Keyence Corp	100	63

See accompanying notes

Schedule of Investments
SystematEx International Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Iron & Steel (continued)
Sonic Healthcare Ltd	378	$6	Nippon Steel & Sumitomo Metal Corp	8,400	$173
		$511			$339

Holding Companies - Diversified - 0.89%			Leisure Products & Services - 0.16%
CK Hutchison Holdings Ltd	9,500	110	Carnival PLC	1,753	86
NWS Holdings Ltd	72,588	115
Swire Pacific Ltd	7,000	76	Machinery - Construction & Mining - 0.77%
Wharf Holdings Ltd/The	34,412	186	ABB Ltd (a)	7,027	146
		$487	Atlas Copco AB - A Shares	219	6
Home Builders - 2.05%			Hitachi Ltd	9,000	41
Barratt Developments PLC	27,177	232	Mitsubishi Electric Corp	19,000	228
Daiwa House Industry Co Ltd	6,100	176			$421
Iida Group Holdings Co Ltd	6,100	127
Persimmon PLC	7,908	240	Machinery - Diversified - 0.70%
			ANDRITZ AG	1,385	71
Sekisui Chemical Co Ltd	6,500	84	FANUC Corp	500	76
Taylor Wimpey PLC	89,772	267	Kone OYJ	3,460	164
		$1,126	Sumitomo Heavy Industries Ltd	14,000	67
Home Furnishings - 0.54%			Zardoya Otis SA	480	5
Panasonic Corp	21,000	194			$383

Sony Corp	3,700	103	Media - 0.54%
		$297	ITV PLC	17,429	54
Insurance - 8.02%			Numericable-SFR SA	163	5
Admiral Group PLC	8,457	241	ProSiebenSat.1 Media SE	2,793	141
Ageas	135	5	RTL Group SA	33	3
AIA Group Ltd	34,345	202	Vivendi SA	2,719	54
Allianz SE	2,863	468	Wolters Kluwer NV	965	38
Assicurazioni Generali SpA	359	5			$295
Aviva PLC	10,119	66
AXA SA	15,263	384	Metal Fabrication & Hardware - 0.66%
			Assa Abloy AB	6,393	133
Baloise Holding AG	42	5	NSK Ltd	12,100	106
Challenger Ltd/Australia	19,716	136	Tenaris SA	9,289	123
Dai-ichi Life Insurance Co Ltd/The	12,600	164
Direct Line Insurance Group PLC	32,120	174			$362
Gjensidige Forsikring ASA	811	14	Mining - 0.65%
Hannover Rueck SE	2,283	257	BHP Billiton Ltd	6,419	87
Legal & General Group PLC	23,685	82	BHP Billiton PLC	4,803	57
Medibank Pvt Ltd	2,989	7	Boliden AB	5,712	101
MS&AD Insurance Group Holdings Inc	3,900	110	Glencore PLC (a)	30,889	58
Muenchener Rueckversicherungs-Gesellschaft	1,334	251	Rio Tinto PLC	1,898	53
AG in Muenchen					$356
NN Group NV	7,008	234
Old Mutual PLC	1,664	4	Miscellaneous Manufacturers - 0.95%
Prudential PLC	5,809	116	FUJIFILM Holdings Corp	4,200	169
QBE Insurance Group Ltd	1,059	9	Nikon Corp	2,800	39
RSA Insurance Group PLC	774	5	Siemens AG	2,929	316
Sampo Oyj	4,603	205			$524
SCOR SE	6,198	207	Office & Business Equipment - 0.22%
Sompo Japan Nipponkoa Holdings Inc	4,500	126	Canon Inc	4,200	121
Suncorp Group Ltd	592	6
Swiss Life Holding AG (a)	802	208
Swiss Re AG	3,858	347	Oil & Gas - 5.92%
T&D Holdings Inc	8,400	83	BP PLC	93,046	480
Tokio Marine Holdings Inc	5,100	175	Caltex Australia Ltd	6,668	157
UnipolSai SpA	2,350	5	Eni SpA	15,020	229
Zurich Insurance Group AG (a)	438	106	Galp Energia SGPS SA	9,317	122
		$4,407	JX Holdings Inc	32,200	125
			Neste Oyj	5,064	170
Internet - 0.56%			OMV AG	3,059	85
Auto Trader Group PLC (b)	13,684	78	Royal Dutch Shell PLC - A Shares	28,781	691
Mixi Inc	4,800	184	Royal Dutch Shell PLC - B Shares	16,503	396
United Internet AG	984	46	Statoil ASA	1,637	26
		$308	TonenGeneral Sekiyu KK	5,000	47
Investment Companies - 0.58%			TOTAL SA	11,686	567
Eurazeo SA	1,855	121	Woodside Petroleum Ltd	7,937	157
EXOR SpA	131	5			$3,252
Groupe Bruxelles Lambert SA	1,581	134	Oil & Gas Services - 0.19%
Investor AB	1,668	58	Technip SA	1,905	104
		$318

Iron & Steel - 0.62%			Packaging & Containers - 0.34%
Fortescue Metals Group Ltd	77,296	166	Amcor Ltd/Australia	15,431	181

See accompanying notes

Schedule of Investments
SystematEx International Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Packaging & Containers (continued)			Semiconductors (continued)
Rexam PLC	597	$6	ASML Holding NV	998	$99
		$187	Infineon Technologies AG	1,175	18

Pharmaceuticals - 9.87%					$154
Actelion Ltd (a)	1,817	298	Shipbuilding - 0.21%
Alfresa Holdings Corp	5,600	117	Yangzijiang Shipbuilding Holdings Ltd	173,000	115
Astellas Pharma Inc	5,600	76
AstraZeneca PLC	4,668	272
Bayer AG	3,143	299	Software - 1.09%
			Amadeus IT Holding SA	681	32
Daiichi Sankyo Co Ltd	2,300	53	GungHo Online Entertainment Inc	43,100	125
Galenica AG	84	111
GlaxoSmithKline PLC	27,054	565	Konami Holdings Corp	4,200	158
Hisamitsu Pharmaceutical Co Inc	400	21	SAP SE	3,521	285
Medipal Holdings Corp	6,500	112			$600
Merck KGaA	1,035	104	Telecommunications - 5.91%
Novartis AG	10,566	840	Bezeq The Israeli Telecommunication Corp	8,656	17
Novo Nordisk A/S	7,736	433	Ltd
Roche Holding AG	3,212	844	BT Group PLC	34,391	220
Sanofi	6,006	494	Deutsche Telekom AG	11,313	201
Shire PLC	4,626	286	Elisa OYJ	4,439	169
Suzuken Co Ltd/Aichi Japan	3,300	106	KDDI Corp	10,700	310
Takeda Pharmaceutical Co Ltd	1,200	52	Koninklijke KPN NV	42,270	168
Teva Pharmaceutical Industries Ltd	6,510	338	NICE-Systems Ltd	1,063	68
		$5,421	Nippon Telegraph & Telephone Corp	7,700	337
			Nokia OYJ	16,937	97
Pipelines - 0.25%			NTT DOCOMO Inc	9,800	245
Koninklijke Vopak NV	2,651	138	Orange SA	16,177	282
			PCCW Ltd	168,000	110
Private Equity - 0.47%			Proximus SADP	154	5
3i Group PLC	31,887	259	Singapore Telecommunications Ltd	16,800	47
			SoftBank Group Corp	3,300	184
			Spark New Zealand Ltd	2,112	5
Real Estate - 2.48%			TDC A/S	3,283	16
Cheung Kong Property Holdings Ltd	11,499	72
Daito Trust Construction Co Ltd	700	101	Tele2 AB	578	5
			Telefonaktiebolaget LM Ericsson	8,095	63
Deutsche Wohnen AG	2,536	81	Telefonica SA	10,184	106
Hang Lung Properties Ltd	5,000	10
Kerry Properties Ltd	65,000	163	Telia Co AB	1,026	5
			Telstra Corp Ltd	36,201	146
Mitsubishi Estate Co Ltd	5,000	96	TPG Telecom Ltd	14,514	129
Mitsui Fudosan Co Ltd	100	2
New World Development Co Ltd	188,718	178	Vodafone Group PLC	94,053	314
Nomura Real Estate Holdings Inc	6,100	109			$3,249
Sino Land Co Ltd	84,394	129	Toys, Games & Hobbies - 0.10%
Sun Hung Kai Properties Ltd	9,000	106	Bandai Namco Holdings Inc	2,300	57
Swire Properties Ltd	1,800	5
Swiss Prime Site AG (a)	1,156	99
Vonovia SE	560	19	Transportation - 1.51%
Wheelock & Co Ltd	43,230	195	Central Japan Railway Co	900	158
		$1,365	Deutsche Post AG	2,383	70
			DSV A/S	4,108	187
REITS - 0.49%			East Japan Railway Co	900	82
British Land Co PLC/The	536	6	Kuehne + Nagel International AG	928	131
Dexus Property Group	900	6	Royal Mail PLC	25,816	202
Land Securities Group PLC	349	6			$830
Scentre Group	21,451	72
Segro PLC	10,746	68	Water - 0.21%
Unibail-Rodamco SE	368	99	Veolia Environnement SA	5,046	113
Westfield Corp	1,739	13
		$270	TOTAL COMMON STOCKS		$54,366
			INVESTMENT COMPANIES - 0.22%	Shares Held	Value(000	's)
Retail - 1.92%
Cie Financiere Richemont SA	1,492	88	Publicly Traded Investment Fund - 0.22%
Citizen Holdings Co Ltd	14,000	78	Morgan Stanley Institutional Liquidity Funds -	120,986	121
Dixons Carphone PLC	26,007	165	Government Portfolio
Hennes & Mauritz AB	2,597	80
Industria de Diseno Textil SA	6,748	228	TOTAL INVESTMENT COMPANIES		$121
Kingfisher PLC	7,694	41	PREFERRED STOCKS - 0.45%	Shares Held	Value(000	's)
Luxottica Group SpA	98	5	Automobile Manufacturers - 0.11%
Marks & Spencer Group PLC	13,062	72	Volkswagen AG	420	63
Next PLC	656	52
Pandora A/S	1,651	245
		$1,054	Chemicals - 0.28%
			FUCHS PETROLUB SE	3,712	151
Semiconductors - 0.28%
ARM Holdings PLC	2,565	37

See accompanying notes

		Schedule of Investments
	SystematEx International Fund
		May 31, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.06%
Henkel AG & Co KGaA	280	$33

TOTAL PREFERRED STOCKS		$247
Total Investments		$54,734
Other Assets and Liabilities - 0.36%		$198
TOTAL NET ASSETS - 100.00%		$54,932

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $505 or 0.92% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	21.75%
United Kingdom	16.19%
Switzerland	10.75%
Germany	9.43%
France	8.78%
Australia	5.58%
Netherlands	4.27%
Hong Kong	4.24%
Denmark	2.68%
Spain	2.59%
Sweden	2.22%
Finland	2.17%
Italy	1.78%
Belgium	1.45%
Ireland	1.01%
United States	0.90%
Singapore	0.83%
Israel	0.77%
Portugal	0.68%
Norway	0.60%
Austria	0.28%
South Africa	0.25%
Luxembourg	0.22%
China	0.21%
New Zealand	0.01%
Other Assets and Liabilities	0.36%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
May 31, 2016 (unaudited)

COMMON STOCKS - 99.79%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.69%			Computers (continued)
General Dynamics Corp	334	$47	Hewlett Packard Enterprise Co	2,548	$47
Harris Corp	11	1	HP Inc	281	4
L-3 Communications Holdings Inc	118	16	International Business Machines Corp	466	72
Lockheed Martin Corp	100	24	Leidos Holdings Inc	390	19
Northrop Grumman Corp	158	34	Synopsys Inc (a)	532	27
Raytheon Co	426	55			$285
United Technologies Corp	435	44	Consumer Products - 0.10%
		$221	Clorox Co/The	63	8
Agriculture - 0.67%
Altria Group Inc	189	12	Cosmetics & Personal Care - 2.08%
Archer-Daniels-Midland Co	23	1	Colgate-Palmolive Co	4	—
Philip Morris International Inc	425	42	Procter & Gamble Co/The	2,107	171
		$55			$171

Automobile Manufacturers - 1.05%			Distribution & Wholesale - 0.39%
Ford Motor Co	4,657	63	Ingram Micro Inc	918	32
General Motors Co	755	23
		$86
			Diversified Financial Services - 0.94%
Automobile Parts & Equipment - 0.62%			American Express Co	224	15
Allison Transmission Holdings Inc	31	1	BlackRock Inc	38	14
Goodyear Tire & Rubber Co/The	823	23	CME Group Inc/IL	9	1
Johnson Controls Inc	20	1	Discover Financial Services	206	11
Lear Corp	225	26	FNF Group	23	1
		$51	Intercontinental Exchange Inc	3	1
Banks - 12.41%			Nasdaq Inc	506	33
			Synchrony Financial (a)	26	1
Bank of America Corp	7,091	105
Bank of Hawaii Corp	156	11			$77
Bank of New York Mellon Corp/The	302	13	Electric - 3.93%
BB&T Corp	25	1	Ameren Corp	17	1
Capital One Financial Corp	129	9	American Electric Power Co Inc	649	42
CIT Group Inc	11	—	Consolidated Edison Inc	607	44
Citigroup Inc	2,183	102	Dominion Resources Inc/VA	175	13
East West Bancorp Inc	575	22	DTE Energy Co	428	39
Fifth Third Bancorp	1,395	26	Duke Energy Corp	307	24
First Republic Bank/CA	11	1	Eversource Energy	11	1
Goldman Sachs Group Inc/The	277	44	Exelon Corp	1,242	42
Huntington Bancshares Inc/OH	70	1	FirstEnergy Corp	22	1
JPMorgan Chase & Co	3,595	235	Hawaiian Electric Industries Inc	28	1
Morgan Stanley	474	13	NextEra Energy Inc	167	20
PNC Financial Services Group Inc/The	672	60	PPL Corp	22	1
Popular Inc	923	29	Public Service Enterprise Group Inc	763	34
Regions Financial Corp	3,945	39	Southern Co/The	328	16
SunTrust Banks Inc	994	44	Xcel Energy Inc	1,061	44
US Bancorp	1,921	82			$323
Wells Fargo & Co	3,608	183
		$1,020	Electrical Components & Equipment - 0.26%
			Emerson Electric Co	396	21
Building Materials - 0.22%
Owens Corning	344	18
			Electronics - 0.74%
			Arrow Electronics Inc (a)	401	26
Chemicals - 2.03%			Avnet Inc	675	27
Cabot Corp	523	24	Corning Inc	42	1
Celanese Corp	237	17	Gentex Corp	350	6
Dow Chemical Co/The	1,284	66	Keysight Technologies Inc (a)	24	1
Eastman Chemical Co	456	33			$61
EI du Pont de Nemours & Co	56	3
Ingevity Corp (a)	3	—	Energy - Alternate Sources - 0.01%
Mosaic Co/The	32	1	First Solar Inc (a)	16	1
Westlake Chemical Corp	520	23
		$167	Engineering & Construction - 0.02%
Commercial Services - 0.45%			Jacobs Engineering Group Inc (a)	18	1
Aaron's Inc	339	8	KBR Inc	111	1
KAR Auction Services Inc	19	1			$2
ManpowerGroup Inc	349	28	Entertainment - 0.28%
		$37	Dolby Laboratories Inc	479	23
Computers - 3.47%
Amdocs Ltd	544	32	Environmental Control - 0.45%
Brocade Communications Systems Inc	2,296	21	Waste Management Inc	616	37
DST Systems Inc	176	21
EMC Corp/MA	1,494	42

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food - 1.24%			Insurance (continued)
Campbell Soup Co	185	$11	Hartford Financial Services Group Inc/The	846	$38
ConAgra Foods Inc	12	1	Lincoln National Corp	19	1
Ingredion Inc	190	22	Loews Corp	201	8
JM Smucker Co/The	205	26	Markel Corp (a)	33	31
Mondelez International Inc	859	38	MetLife Inc	505	23
Pilgrim's Pride Corp	40	1	Old Republic International Corp	1,471	28
Pinnacle Foods Inc	17	1	ProAssurance Corp	17	1
Tyson Foods Inc	15	1	Progressive Corp/The	1,216	40
Whole Foods Market Inc	25	1	Prudential Financial Inc	466	37
		$102	Reinsurance Group of America Inc	175	17
			Travelers Cos Inc/The	463	53
Forest Products & Paper - 0.33%			Unum Group	454	17
Domtar Corp	20	1	Validus Holdings Ltd	563	27
International Paper Co	632	26	Willis Towers Watson PLC	6	1
		$27	XL Group PLC	21	1
Gas - 0.85%					$872
Atmos Energy Corp	461	34	Internet - 0.11%
CenterPoint Energy Inc	47	1	Yahoo! Inc (a)	240	9
NiSource Inc	37	1
Sempra Energy	10	1
UGI Corp	592	25	Iron & Steel - 0.95%
Vectren Corp	170	8	Nucor Corp	628	30
		$70	Reliance Steel & Aluminum Co	472	35
			Steel Dynamics Inc	525	13
Hand & Machine Tools - 0.46%					$78
Stanley Black & Decker Inc	339	38
			Leisure Products & Services - 0.37%
			Carnival Corp	613	29
Healthcare - Products - 2.41%			Royal Caribbean Cruises Ltd	9	1
Abbott Laboratories	705	28			$30
Boston Scientific Corp (a)	45	1
Danaher Corp	519	51	Machinery - Construction & Mining - 0.12%
DENTSPLY SIRONA Inc	13	1	Caterpillar Inc	134	10
Hill-Rom Holdings Inc	17	1
Medtronic PLC	897	72
St Jude Medical Inc	13	1	Machinery - Diversified - 0.57%
			BWX Technologies Inc	832	29
Stryker Corp	8	1	Xylem Inc/NY	388	18
Thermo Fisher Scientific Inc	159	24
VWR Corp (a)	632	18			$47
		$198	Media - 1.63%
			Comcast Corp - Class A	644	41
Healthcare - Services - 2.19%			Discovery Communications Inc - C Shares (a)	136	3
Aetna Inc	429	48	Gannett Co Inc	969	15
Anthem Inc	339	45
Centene Corp (a)	13	1	John Wiley & Sons Inc	556	30
			Liberty Braves Group - C Shares (a)	80	1
Community Health Systems Inc (a)	33	—
			Liberty Braves Group - Rights (a)	38	—
HCA Holdings Inc (a)	159	12
			Liberty Media Group - C Shares (a)	202	4
Laboratory Corp of America Holdings (a)	6	1
			Liberty SiriusXM Group - C Shares (a)	25	1
MEDNAX Inc (a)	9	1
Quest Diagnostics Inc	64	5	Time Warner Inc	512	39
Quorum Health Corp (a)	8	—			$134
UnitedHealth Group Inc	237	32	Mining - 0.11%
Universal Health Services Inc	261	35	Freeport-McMoRan Inc	797	9
		$180

Housewares - 0.19%			Miscellaneous Manufacturers - 2.97%
Newell Brands Inc	18	1	AptarGroup Inc	10	1
Scotts Miracle-Gro Co/The	213	15	Carlisle Cos Inc	126	13
		$16	Eaton Corp PLC	15	1
			General Electric Co	7,303	221
Insurance - 10.61%			Ingersoll-Rand PLC	127	8
Aflac Inc	650	45			$244
Alleghany Corp (a)	36	20
Allstate Corp/The	261	18	Oil & Gas - 10.42%
American Financial Group Inc/OH	382	28	Anadarko Petroleum Corp	13	1
American International Group Inc	566	33	Apache Corp	158	9
AmTrust Financial Services Inc	32	1	California Resources Corp	35	—
Aspen Insurance Holdings Ltd	530	25	Chevron Corp	1,728	175
Assurant Inc	200	17	ConocoPhillips	590	26
Assured Guaranty Ltd	30	1	CVR Energy Inc	598	12
Berkshire Hathaway Inc - Class B (a)	1,619	228	Devon Energy Corp	38	1
Chubb Ltd	462	59	Diamond Offshore Drilling Inc	876	23
Cincinnati Financial Corp	338	23	Ensco PLC	46	—
Everest Re Group Ltd	161	29	EOG Resources Inc	116	9
Hanover Insurance Group Inc/The	251	22	Exxon Mobil Corp	3,627	323

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
May 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Hess Corp	155	$9	Two Harbors Investment Corp	132	$1
HollyFrontier Corp	457	12	Weingarten Realty Investors	631	24
Marathon Petroleum Corp	950	33	Welltower Inc	6	—
Nabors Industries Ltd	156	2			$339
Noble Corp plc	3,591	30
Occidental Petroleum Corp	377	28	Retail - 5.03%
Patterson-UTI Energy Inc	79	2	Best Buy Co Inc	27	1
PBF Energy Inc	26	1	CVS Health Corp	213	20
Phillips 66	762	61	Darden Restaurants Inc	377	25
Rowan Cos Plc	1,554	26	Dick's Sporting Goods Inc	14	1
Tesoro Corp	364	28	Foot Locker Inc	12	1
Valero Energy Corp	817	45	GameStop Corp	25	1
		$856	Genuine Parts Co	285	28
			MSC Industrial Direct Co Inc	210	16
Oil & Gas Services - 3.35%			Nu Skin Enterprises Inc	307	12
Baker Hughes Inc	58	3	PVH Corp	289	27
Dril-Quip Inc (a)	433	26	Target Corp	786	54
FMC Technologies Inc (a)	402	11	Walgreens Boots Alliance Inc	1,054	82
Frank's International NV	1,639	26	Wal-Mart Stores Inc	1,642	116
Halliburton Co	914	39	World Fuel Services Corp	642	29
National Oilwell Varco Inc	711	23			$413
Oceaneering International Inc	618	21
RPC Inc (a)	83	1	Savings & Loans - 0.38%
Schlumberger Ltd	1,614	123	First Niagara Financial Group Inc	2,684	29
Superior Energy Services Inc	89	2	New York Community Bancorp Inc	48	1
		$275	People's United Financial Inc	48	1
					$31
Packaging & Containers - 0.68%
Bemis Co Inc	17	1	Semiconductors - 3.15%
Graphic Packaging Holding Co	1,953	26	Analog Devices Inc	14	1
Sonoco Products Co	597	28	Applied Materials Inc	810	20
WestRock Co	20	1	Broadcom Ltd	16	2
		$56	Intel Corp	4,185	132
			Lam Research Corp	39	3
Pharmaceuticals - 7.48%			Maxim Integrated Products Inc	20	1
Allergan plc (a)	70	17	NVIDIA Corp	1,060	50
Cardinal Health Inc	294	23	QUALCOMM Inc	626	34
Express Scripts Holding Co (a)	378	29	Teradyne Inc	796	16
Johnson & Johnson	2,150	242			$259
Merck & Co Inc	1,652	93
Pfizer Inc	5,541	192	Software - 2.47%
Quintiles Transnational Holdings Inc (a)	89	6	Activision Blizzard Inc	20	1
			ANSYS Inc (a)	12	1
VCA Inc (a)	207	13
		$615	CA Inc	381	12
			Microsoft Corp	3,169	168
Pipelines - 0.41%			Oracle Corp	515	20
Kinder Morgan Inc/DE	254	4	SS&C Technologies Holdings Inc	12	1
ONEOK Inc	607	26			$203
Spectra Energy Corp	114	4
		$34	Telecommunications - 4.31%
			AT&T Inc	3,832	150
Real Estate - 0.02%			Cisco Systems Inc	5,014	146
Four Corners Property Trust Inc	57	1	Juniper Networks Inc	1,065	25
Jones Lang LaSalle Inc	7	1	Verizon Communications Inc	648	33
		$2			$354

REITS - 4.13%			Textiles - 0.01%
Annaly Capital Management Inc	1,572	17	Mohawk Industries Inc (a)	4	1
Apartment Investment & Management Co	20	1
AvalonBay Communities Inc	238	43
Boston Properties Inc	42	5	Transportation - 0.02%
Duke Realty Corp	1,322	31	FedEx Corp	5	1
Equity Residential	580	40	Norfolk Southern Corp	10	1
Essex Property Trust Inc	4	1			$2
Forest City Realty Trust Inc	37	1	Trucking & Leasing - 0.01%
General Growth Properties Inc	1,023	27	AMERCO	2	1
Kilroy Realty Corp	13	1
Kimco Realty Corp	1,014	29	TOTAL COMMON STOCKS		$8,201
Liberty Property Trust	235	9
Macerich Co/The	10	1
Mid-America Apartment Communities Inc	196	20
National Retail Properties Inc	314	14
Post Properties Inc	328	20
Prologis Inc	503	24
Public Storage	78	20
Regency Centers Corp	133	10

See accompanying notes

		Schedule of Investments
		SystematEx Large Value Fund
		May 31, 2016 (unaudited)

INVESTMENT COMPANIES - 0.04%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.04%
Morgan Stanley Institutional Liquidity Funds -	2,807	$3
Government Portfolio

TOTAL INVESTMENT COMPANIES		$3
Total Investments		$8,204
Other Assets and Liabilities - 0.17%		$14
TOTAL NET ASSETS - 100.00%		$8,218

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.48%
Consumer, Non-cyclical		16.63%
Energy		14.18%
Industrial		9.22%
Technology		9.09%
Consumer, Cyclical		7.93%
Communications		6.04%
Utilities		4.79%
Basic Materials		3.44%
Exchange Traded Funds		0.03%
Other Assets and Liabilities		0.17%
TOTAL NET ASSETS		100.00%

See accompanying notes

Glossary to the Schedule of Investments
May 31, 2016 (unaudited)

Currency Abbreviations AUD BRL CAD CHF CLP CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PHP PLN RUB SEK SGD TRY TWD USD/$ ZAR

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Philippine Peso

Polish Zloty

Russian Rouble

Swedish Krona

Singapore Dollar

Turkish Lira New

Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

At May 31, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$153,127	$(38,895)	$114,232	$1,178,409
Bond Market Index Fund	20,158	(5,456)	14,702	1,913,422
Capital Securities Fund	2,910	(7,404)	(4,494)	238,364
Credit Opportunities Explorer Fund	193	(372)	(179)	19,096
Diversified Real Asset Fund	197,153	(142,454)	54,699	3,443,674
Dynamic High Yield Explorer Fund	194	(630)	(436)	14,183
EDGE MidCap Fund	26,803	(5,190)	21,613	216,252
Global Multi-Strategy Fund	109,360	(98,139)	11,221	3,260,983
Global Opportunities Equity Hedged Fund	434	(169)	265	6,842
Global Opportunities Fund	88,979	(31,551)	57,428	1,254,261
International Equity Index Fund	87,548	(110,769)	(23,221)	878,647
International Small Company Fund	2,695	(1,109)	1,586	86,643
Multi-Manager Equity Long/Short Fund	4,663	(2,866)	1,797	161,379
Opportunistic Municipal Fund*	5,794	(603)	5,191	106,811
Origin Emerging Markets Fund	42,883	(52,653)	(9,770)	729,226
Preferred Securities Fund	343,918	(92,960)	250,958	5,053,151
Real Estate Allocation Fund	9	(14)	(5)	816
Real Estate Debt Income Fund	369	(2,120)	(1,751)	165,624
Small-MidCap Dividend Income Fund	289,363	(120,215)	169,148	1,804,641
SystematEx International Fund	2,311	(968)	1,343	53,391
SystematEx Large Value Fund	808	(154)	654	7,550

* The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation

Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund, and SystematEx Large Value Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3. In addition, at the end of the period, there were no funds that had a significant Level 3 balance. The table below includes transfers from Level 1 to Level 2 at May 31, 2016 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Capital Securities Fund	$565,313
Preferred Securities Fund	$15,439,982

Below are transfers from Level 2 to Level 1 at May 31, 2016 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$840,625
Global Multi-Strategy Fund	$1,881,946
Preferred Securities Fund	$72,612,701

The following is a summary of the inputs used as of May 31, 2016 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$1,291,965	$—	$—	$1,291,965
Investment Companies*	676	—	—	676
Total investments in securities $	1,292,641	$—	$—	$1,292,641

Bond Market Index Fund
Bonds*	$—	$601,221	$—	$601,221
Investment Companies*	194,657	—	—	194,657
Municipal Bonds*	—	15,594	—	15,594
U.S. Government & Government Agency Obligations*	—	1,116,652	—	1,116,652
Total investments in securities $	194,657	$1,733,467	$—	$1,928,124

Capital Securities Fund
Bonds*	$—	$198,245	$—	$198,245
Convertible Bonds*	—	467	—	467
Investment Companies*	5,888	—	—	5,888
Preferred Stocks
Communications	—	7,059	—	7,059
Financial	7,860	7,605	—	15,465
Utilities	1,058	5,688	—	6,746
Total investments in securities $	14,806	$219,064	$—	$233,870

Credit Opportunities Explorer Fund
Bonds*	$—	$15,845	$—	$15,845
Investment Companies*	2,525	—	—	2,525
Senior Floating Rate Interests*	—	20	—	20
U.S. Government & Government Agency Obligations*	—	527	—	527
Total investments in securities $	2,525	$16,392	$—	$18,917
Assets
Equity Contracts**
Total Return Swaps	$—	$4	$—	$4
Interest Rate Contracts**
Futures	$3	$—	$—	$3
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(31)	$—	$(31)
Interest Rate Contracts**
Futures	$(13)	$—	$—	$(13)

Diversified Real Asset Fund
Bonds*	$—	$281,011	$—	$281,011
Commodity Indexed Structured Notes*	—	40,391	—	40,391
Common Stocks
Basic Materials	113,141	79,965	—	193,106
Communications	945	5,316	—	6,261
Consumer, Cyclical	18,267	9,636	—	27,903
Consumer, Non-cyclical	53,025	74,538	—	127,563
Diversified	2,997	6,968	—	9,965
Energy	512,514	10,313	—	522,827
Financial	278,463	136,892	—	415,355
Industrial	77,062	70,030	—	147,092
Utilities	92,582	63,560	—	156,142
Convertible Bonds*	—	132	—	132
Investment Companies*	448,923	—	—	448,923
Senior Floating Rate Interests*	—	559,196	—	559,196
U.S. Government & Government Agency Obligations*	—	547,490	—	547,490
Purchased Interest Rate Swaptions	—	916	—	916
Purchased Capped Options	—	1	—	1
Purchased Options	260	1,993	—	2,253
Total investments in securities $	1,598,179	$1,888,348	$—	$3,486,527
Assets
Commodity Contracts**
Futures	$10,120	$—	$—	$10,120
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$16,528	$—	$16,528
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$56	$—	$56
Futures	57	—	—	57
Interest Rate Swaps	—	136	—	136
Liabilities
Commodity Contracts**
Futures	$(1,971)	$—	$—	$(1,971)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Real Asset Fund (continued)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(15,289)	$—	$(15,289)
Written Options	—	(1,085)	—	(1,085)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(65)	$—	$(65)
Futures	(347)	—	—	(347)
Interest Rate Swaps	—	(6)	—	(6)
Interest Rate Swaptions	—	(559)	—	(559)
Options	(94)	—	—	(94)

Dynamic High Yield Explorer Fund
Bonds*	$—	$5,039	$—	$5,039
Investment Companies*	82	—	—	82
Senior Floating Rate Interests*	—	8,626	—	8,626
Total investments in securities $	82	$13,665	$—	$13,747

EDGE MidCap Fund
Common Stocks*	$215,459	$—	$—	$215,459
Investment Companies*	22,406	—	—	22,406
Total investments in securities $	237,865	$—	$—	$237,865

Global Multi-Strategy Fund
Bonds*	$—	$872,495	$11,944	$884,439
Common Stocks
Basic Materials	53,205	26,920	—	80,125
Communications	94,626	14,957	—	109,583
Consumer, Cyclical	104,905	30,155	18	135,078
Consumer, Non-cyclical	269,517	38,298	—	307,815
Energy	41,040	2,372	—	43,412
Exchange Traded Funds	4,543	746	—	5,289
Financial	161,398	32,796	2,765	196,959
Industrial	117,418	39,794	—	157,212
Technology	118,903	12,057	—	130,960
Utilities	31,177	3,298	—	34,475
Convertible Bonds*	—	67,410	—	67,410
Convertible Preferred Stocks
Communications	2,452	—	294	2,746
Consumer, Cyclical	495	—	39	534
Consumer, Non-cyclical	6,780	—	—	6,780
Energy	1,429	—	—	1,429
Financial	5,088	—	—	5,088
Industrial	646	—	—	646
Technology	—	—	68	68
Utilities	2,617	—	—	2,617
Investment Companies*	638,381	—	—	638,381
Preferred Stocks
Communications	—	305	1,750	2,055
Consumer, Non-cyclical	—	727	—	727
Financial	—	—	726	726
Industrial	—	—	130	130
Technology	—	—	312	312
Repurchase Agreements*	—	175,356	—	175,356
Senior Floating Rate Interests*	—	7,100	—	7,100
U.S. Government & Government Agency Obligations*	—	261,982	—	261,982
Purchased Interest Rate Swaptions	—	383	—	383
Purchased Options	12,087	300	—	12,387
Total investments in securities $	1,666,707	$1,587,451	$18,046	$3,272,204
Short Sales
Bonds	$—	$(64,326)	$—	$(64,326)
Common Stocks
Basic Materials	(7,820)	(1,242)	—	(9,062)
Communications	(27,854)	(3,462)	(24)	(31,340)
Consumer, Cyclical	(44,287)	(3,627)	—	(47,914)
Consumer, Non-cyclical	(78,712)	(6,758)	—	(85,470)
Energy	(11,887)	(778)	—	(12,665)
Financial	(80,322)	(3,694)	—	(84,016)
Industrial	(29,241)	(4,165)	—	(33,406)
Technology	(51,516)	(1,831)	—	(53,347)
Utilities	(16,039)	(233)	—	(16,272)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Preferred Stocks
Basic Materials	—	(288)	—	(288)
Consumer, Cyclical	—	(379)	—	(379)
Consumer, Non-cyclical	—	(66)	—	(66)
Industrial	—	(25)	—	(25)
U.S. Government & Government Agency Obligations	—	(102,916)	—	(102,916)
Total Short Sales $	(347,678)	$(193,790)	$(24)	$(541,492)
Assets
Credit Contracts**
Credit Default Swaps	$—	$6,902	$—	$6,902
Exchange Cleared Credit Default Swaps	—	15	—	15
Equity Contracts**
Futures	$3,523	$—	$—	$3,523
Synthetic Futures	—	99	—	99
Total Return Equity Basket Swaps	—	7,417	—	7,417
Total Return Swaps	—	—	—	—
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$17,175	$—	$17,175
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$354	$—	$354
Futures	1,452	—	—	1,452
Interest Rate Swaps	—	558	—	558
Synthetic Futures	—	55	—	55
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(3,783)	$—	$(3,783)
Exchange Cleared Credit Default Swaps	—	(112)	—	(112)
Equity Contracts**
Futures	$(12,462)	$—	$—	$(12,462)
Options	(5,323)	—	—	(5,323)
Synthetic Futures	—	(697)	—	(697)
Total Return Equity Basket Swaps	—	(4,702)	—	(4,702)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(20,920)	$—	$(20,920)
Written Options	—	(77)	—	(77)
Futures	(8)	—	—	(8)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(371)	$—	$(371)
Futures	(2,182)	—	—	(2,182)
Interest Rate Swaps	—	(9)	—	(9)
Interest Rate Swaptions	—	(211)	—	(211)
Options	(2,388)	—	—	(2,388)
Synthetic Futures	—	(44)	—	(44)

Global Opportunities Equity Hedged Fund
Common Stocks
Basic Materials	$84	$46	$—	$130
Communications	462	277	—	739
Consumer, Cyclical	165	518	—	683
Consumer, Non-cyclical	1,636	602	—	2,238
Energy	443	89	—	532
Financial	560	636	—	1,196
Industrial	167	210	—	377
Technology	539	—	—	539
Utilities	161	357	—	518
Investment Companies*	155	—	—	155
Total investments in securities $	4,372	$2,735	$—	$7,107
Liabilities
Equity Contracts**
Futures	$(150)	$—	$—	$(150)

Global Opportunities Fund
Common Stocks
Basic Materials	$16,292	$8,901	$—	$25,193
Communications	84,360	51,287	—	135,647
Consumer, Cyclical	30,502	94,880	—	125,382
Consumer, Non-cyclical	298,529	111,254	—	409,783
Energy	80,075	15,931	—	96,006
Financial	104,189	118,672	—	222,861
Industrial	29,393	41,471	—	70,864
Technology	100,613	—	—	100,613
Utilities	29,224	62,840	—	92,064
Investment Companies*	33,276	—	—	33,276
Total investments in securities $	806,453	$505,236	$—	$1,311,689

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials		$—	$48,731	$—	$48,731
Communications		—	63,222	—	63,222
Consumer, Cyclical		650	101,753	—	102,403
Consumer, Non-cyclical		306	215,312	—	215,618
Diversified		963	4,327	—	5,290
Energy		—	40,273	—	40,273
Exchange Traded Funds		14,062	—	—	14,062
Financial		950	195,657	—	196,607
Industrial		—	99,285	—	99,285
Technology		2,690	23,208	—	25,898
Utilities		—	31,127	—	31,127
Investment Companies*		8,315	—	—	8,315
Preferred Stocks
Basic Materials		—	195	—	195
Consumer, Cyclical		—	2,964	—	2,964
Consumer, Non-cyclical		—	1,436	—	1,436
	Total investments in securities $	27,936	$827,490	$—	$855,426

Assets
Equity Contracts**
Futures		$304	$—	$—	$304

International Small Company Fund
Common Stocks
Basic Materials		$1,875	$4,017	$—	$5,892
Communications		1,122	3,943	—	5,065
Consumer, Cyclical		1,125	15,698	—	16,823
Consumer, Non-cyclical		—	13,881	—	13,881
Energy		2,366	2,126	—	4,492
Financial		1,927	16,850	—	18,777
Industrial		353	12,741	—	13,094
Technology		702	4,618	—	5,320
Utilities		—	1,761	—	1,761
Investment Companies*		2,080	—	—	2,080
Preferred Stocks
Industrial		—	1,044	—	1,044
	Total investments in securities $	11,550	$76,679	$—	$88,229

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials		$8,491	$2,704	$—	$11,195
Communications		18,720	8,144	—	26,864
Consumer, Cyclical		3,437	2,747	—	6,184
Consumer, Non-cyclical		26,853	9,014	—	35,867
Energy		4,369	1,764	—	6,133
Financial		9,750	5,029	—	14,779
Industrial		7,399	3,980	—	11,379
Technology		12,106	1,433	—	13,539
Utilities		2,986	—	—	2,986
Investment Companies*		33,661	—	—	33,661
Preferred Stocks
Consumer, Cyclical		—	527	—	527
Purchased Options		62	—	—	62
	Total investments in securities $	127,834	$35,342	$—	$163,176
Short Sales
Common Stocks
Basic Materials		$(1,958)	$(86)	$—	$(2,044)
Communications		(716)	(388)	—	(1,104)
Consumer, Cyclical		(4,799)	(2,919)	—	(7,718)
Consumer, Non-cyclical		(1,532)	(1,119)	—	(2,651)
Energy		(2,113)	(984)	—	(3,097)
Exchange Traded Funds		(17,907)	(5,351)	—	(23,258)
Financial		(874)	(2,190)	—	(3,064)
Industrial		(1,549)	(1,234)	—	(2,783)
Technology		(1,516)	(760)	—	(2,276)
	Total Short Sales $	(32,964)	$(15,031)	$—	$(47,995)
Assets
Equity Contracts**
Futures		$23	$—	$—	$23
Total Return Equity Basket Swaps		—	476	—	476

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Multi-Manager Equity Long/Short Fund (continued)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$473	$—	$473
Liabilities
Equity Contracts**
Futures		$(633)	$—	$—	$(633)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(20)	$—	$(20)

Opportunistic Municipal Fund
Bonds*		$—	$512	$—	$512
Common Stocks*		1,073	—	—	1,073
Municipal Bonds*		—	115,982	—	115,982
	Total investments in securities $	1,073	$116,494	$—	$117,567

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$—	$41,067	$—	$41,067
Communications		10,374	87,175	—	97,549
Consumer, Cyclical		16,611	65,517	—	82,128
Consumer, Non-cyclical		29,319	70,714	—	100,033
Diversified		—	9,706	—	9,706
Energy		—	31,956	—	31,956
Financial		7,716	75,456	—	83,172
Industrial		27,114	47,094	—	74,208
Technology		116,511	9,120	—	125,631
Utilities		—	37,509	—	37,509
Investment Companies*		36,497	—	—	36,497
	Total investments in securities $	244,142	$475,314	$—	$719,456
Assets
Equity Contracts**
Futures		$113	$—	$—	$113

Preferred Securities Fund
Bonds*		$—	$3,258,139	$—	$3,258,139
Convertible Bonds*		—	5,606	—	5,606
Convertible Preferred Stocks
Financial		74,969	—	—	74,969
Investment Companies*		86,369	—	—	86,369
Preferred Stocks
Communications		167,336	117,261	—	284,597
Consumer, Non-cyclical		—	25,143	—	25,143
Financial		1,298,773	82,021	—	1,380,794
Government		—	27,227	—	27,227
Industrial		39,260	—	—	39,260
Utilities		105,522	9,007	—	114,529
Purchased Options		12,305	—	—	12,305
	Total investments in securities $	1,784,534	$3,524,404	$—	$5,308,938
Liabilities
Interest Rate Contracts**
Options		$(5,562)	$—	$—	$(5,562)

Real Estate Allocation Fund
Investment Companies*		$811	$—	$—	$811
	Total investments in securities $	811	$—	$—	$811

Real Estate Debt Income Fund
Bonds*		$—	$130,904	$—	$130,904
Investment Companies*		32,969	—	—	32,969
	Total investments in securities $	32,969	$130,904	$—	$163,873

Small-MidCap Dividend Income Fund
Common Stocks*		$1,895,385	$—	$—	$1,895,385
Investment Companies*		78,404	—	—	78,404
	Total investments in securities $	1,973,789	$—	$—	$1,973,789

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SystematEx International Fund
Common Stocks
Basic Materials		$—	$3,570	$—	$3,570
Communications		—	4,097	—	4,097
Consumer, Cyclical		—	8,046	—	8,046
Consumer, Non-cyclical		—	12,908	—	12,908
Diversified		—	487	—	487
Energy		—	3,769	—	3,769
Financial		—	12,030	—	12,030
Industrial		—	5,874	—	5,874
Technology		—	1,378	—	1,378
Utilities		—	2,207	—	2,207
Investment Companies*		121	—	—	121
Preferred Stocks
Basic Materials		—	151	—	151
Consumer, Cyclical		—	63	—	63
Consumer, Non-cyclical		—	33	—	33
	Total investments in securities $	121	$54,613	$—	$54,734

SystematEx Large Value Fund
Common Stocks*		$8,201	$—	$—	$8,201
Investment Companies*		3	—	—	3
	Total investments in securities $	8,204	$—	$—	$8,204

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of May 31, 2016 have not been audited. This report is provided for the general information of the Funds' shareholders.

For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,

the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/19/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,

this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/19/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 07/19/2016